UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan Louvar, Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Morgan Lewis & Bockius LLP
One Lincoln Street/CPH0326	1111 Pennsylvania Avenue, N.W.
Boston, MA 02111	Washington, DC 20004
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: December 31, 2011

TABLE OF CONTENTS

Item 1
Item 2. Controls and Procedures
SIGNATURES
Item 1

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
BELGIUM — 1.4%
Anheuser-Busch InBev NV	6,503	$399,343

FRANCE — 11.8%
Air Liquide SA	2,485	308,364
BNP Paribas	8,729	343,913
France Telecom SA	16,687	262,871
GDF Suez	11,654	319,517
LVMH Moet Hennessy Louis Vuitton SA	2,337	331,895
Sanofi-Aventis SA	10,756	792,395
Total SA	19,415	995,541

		3,354,496

GERMANY — 13.7%
Allianz SE	3,955	379,467
BASF SE	8,036	562,177
Bayer AG	7,231	463,714
Daimler AG	7,794	343,195
Deutsche Bank AG	8,142	311,114
Deutsche Telekom AG	26,049	299,775
E.ON AG	17,495	378,595
SAP AG	8,082	428,584
Siemens AG	7,547	724,400

		3,891,021

ITALY — 1.7%
ENI SpA	23,156	481,260

NETHERLANDS — 2.5%
Ageas VVPR Strip (a)	33,296	43
ING Groep NV (a)	33,766	243,714
Unilever NV	13,578	468,330

		712,087

SPAIN — 5.4%
Banco Bilbao Vizcaya Argentaria SA	42,186	365,822
Banco Santander SA	74,907	570,802
Telefonica SA	34,797	604,623

		1,541,247

SWEDEN — 1.9%
Hennes & Mauritz AB (Class B)	8,552	276,072
Telefonaktiebolaget LM Ericsson (Class B)	26,096	267,991

		544,063

SWITZERLAND — 18.7%
ABB, Ltd. (a)	20,309	383,984
Credit Suisse Group AG (a)	9,853	232,548
Nestle SA	28,853	1,666,198
Novartis AG	22,851	1,312,265
Roche Holding AG	6,143	1,045,841
UBS AG (a)	31,334	374,627
Zurich Financial Services AG (a)	1,285	292,014

		5,307,477

UNITED KINGDOM — 41.9%
Anglo American PLC	11,734	433,830
AstraZeneca PLC	11,499	531,650
Barclays PLC	92,280	252,478
BG Group PLC	29,315	627,112
BHP Billiton PLC	18,678	544,991
BP PLC	164,098	1,174,389
British American Tobacco PLC	17,702	840,589
Diageo PLC	21,870	478,044
GlaxoSmithKline PLC	44,801	1,024,536
HSBC Holdings PLC	155,784	1,188,852
Imperial Tobacco Group PLC	8,867	335,548
National Grid PLC	32,310	313,831
Rio Tinto PLC	11,839	574,969
Royal Dutch Shell PLC (Class A)	31,837	1,163,417
Standard Chartered PLC	16,989	372,013
Tesco PLC	70,169	439,961
Unilever PLC	11,452	384,961
Vodafone Group PLC	444,641	1,236,229

		11,917,400

TOTAL COMMON STOCKS —
(Cost $40,825,769)		28,148,394

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c) (Cost $13,396)	13,396	13,396

TOTAL INVESTMENTS — 99.1%
(Cost $40,839,165)		28,161,790
OTHER ASSETS & LIABILITIES — 0.9%		260,051

NET ASSETS — 100.0%		$28,421,841

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	18.2%
Oil, Gas & Consumable Fuels	15.6
Commercial Banks	10.9
Food Products	8.9
Metals & Mining	5.4
Wireless Telecommunication Services	4.3
Tobacco	4.2
Diversified Telecommunication Services	4.1
Capital Markets	3.2
Beverages	3.1
Chemicals	3.1
Industrial Conglomerates	2.6
Insurance	2.3
Multi-Utilities	2.2
Food & Staples Retailing	1.5
Software	1.5
Electrical Equipment	1.4
Electric Utilities	1.3
Automobiles	1.2
Textiles, Apparel & Luxury Goods	1.2
Specialty Retail	1.0
Communications Equipment	0.9
Diversified Financial Services	0.9
Short Term Investments	0.1
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BELGIUM — 2.6%
Anheuser-Busch InBev NV	59,119	$3,630,438

FINLAND — 1.0%
Nokia Oyj	297,679	1,457,621

FRANCE — 35.3%
Air Liquide SA	22,593	2,803,569
AXA SA	147,385	1,921,888
BNP Paribas	79,354	3,126,457
Carrefour SA	45,280	1,035,414
Compagnie de Saint-Gobain	34,464	1,327,196
Danone	48,701	3,070,654
France Telecom SA	151,713	2,389,943
GDF Suez	105,951	2,904,851
L’Oreal SA	18,948	1,985,006
LVMH Moet Hennessy Louis Vuitton SA	21,238	3,016,170
Sanofi-Aventis SA	97,782	7,203,601
Schneider Electric SA	43,621	2,303,570
Societe Generale	61,691	1,377,848
Total SA	176,511	9,050,941
Unibail-Rodamco SE	7,250	1,307,269
Vinci SA	42,217	1,850,183
Vivendi SA	98,286	2,158,822

		48,833,382

GERMANY — 30.7%
Allianz SE	35,954	3,449,652
BASF SE	73,059	5,111,011
Bayer AG	65,733	4,215,366
Bayerische Motoren Werke AG	25,550	1,716,762
Daimler AG	70,854	3,119,932
Deutsche Bank AG	74,025	2,828,573
Deutsche Boerse AG (a)	14,712	773,675
Deutsche Telekom AG	236,813	2,725,268
E.ON AG	159,056	3,441,997
Muenchener Rueckversicherungs- Gesellschaft AG	12,793	1,574,033
RWE AG	38,398	1,353,329
SAP AG	73,472	3,896,178
Siemens AG	68,616	6,586,121
Volkswagen AG Preference Shares	11,435	1,718,233

		42,510,130

IRELAND — 0.8%
CRH PLC	57,666	1,149,836

ITALY — 8.6%
Assicurazioni Generali SpA	106,200	1,603,353
Enel SpA	506,567	2,067,494
ENI SpA	210,508	4,375,068
Intesa Sanpaolo SpA	1,110,425	1,865,299
Telecom Italia SpA	824,829	889,795
UniCredit SpA (b)	131,191	1,093,362

		11,894,371

LUXEMBOURG — 1.0%
APERAM	1	14
ArcelorMittal	73,428	1,346,880

		1,346,894

NETHERLANDS — 5.8%
Ageas VVPR Strip (a)	129,370	168
ING Groep NV (a)	306,971	2,215,629
Koninklijke Philips Electronics NV	74,725	1,579,229
Unilever NV	123,433	4,257,432

		8,052,458

SPAIN — 13.9%
Banco Bilbao Vizcaya Argentaria SA (b)	383,513	3,325,687
Banco Santander SA	680,994	5,189,270
Iberdrola SA	290,933	1,827,568
Industria de Diseno Textil SA	16,853	1,384,422
Repsol YPF SA	65,051	2,004,325
Telefonica SA	316,347	5,496,763

		19,228,035

TOTAL COMMON STOCKS —
(Cost $228,951,259)		138,103,165

SHORT TERM INVESTMENTS — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	634,018	634,018
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	12,331	12,331

TOTAL SHORT TERM INVESTMENTS —
(Cost $646,349)		646,349

TOTAL INVESTMENTS — 100.2%
(Cost $229,597,608)		138,749,514
OTHER ASSETS & LIABILITIES — (0.2)%		(321,363)

NET ASSETS — 100.0%		$138,428,151

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	11.6%
Oil, Gas & Consumable Fuels	11.1
Diversified Telecommunication Services	9.9
Pharmaceuticals	8.2
Insurance	6.2
Industrial Conglomerates	5.9
Chemicals	5.7
Electric Utilities	5.3
Food Products	5.3
Automobiles	4.7
Multi-Utilities	3.1
Software	2.8
Beverages	2.6
Textiles, Apparel & Luxury Goods	2.2
Diversified Financial Services	2.2
Capital Markets	2.0
Electrical Equipment	1.7
Personal Products	1.4
Construction & Engineering	1.3
Communications Equipment	1.0
Specialty Retail	1.0
Metals & Mining	1.0
Building Products	1.0
Real Estate Investment Trusts	0.9
Construction Materials	0.8
Food & Staples Retailing	0.8
Short Term Investments	0.5
Other Assets & Liabilities	(0.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.2%
CHINA — 28.3%
Agricultural Bank of China, Ltd. (a)	4,438,000	$1,908,547
Air China, Ltd. (a)	1,645,414	1,216,063
Aluminum Corp. of China, Ltd. (a)	1,654,304	719,948
Angang Steel Co., Ltd. (a)	651,244	468,732
Anhui Conch Cement Co., Ltd. (a)	1,132,750	3,361,817
Baidu, Inc. ADR (a)(b)	73,397	8,548,549
Bank of China, Ltd.	15,648,466	5,762,446
Bank of Communications Co., Ltd. (a)	2,823,630	1,974,134
China Citic Bank Corp., Ltd. (a)	2,541,341	1,429,926
China Coal Energy Co., Ltd	1,060,000	1,143,718
China Communications Construction Co., Ltd. (a)	1,097,000	857,362
China Construction Bank Corp. (a)	18,130,148	12,652,306
China COSCO Holdings Co., Ltd. (a)	1,545,730	760,267
China Life Insurance Co., Ltd. (a)	2,288,708	5,657,971
China Longyuan Power Group Corp. (a)	760,000	593,979
China Merchants Bank Co., Ltd. (a)	1,432,880	2,896,533
China Merchants Property Development Co., Ltd.	522,600	703,834
China Minsheng Banking Corp., Ltd. (a)	1,152,000	998,244
China National Building Material Co., Ltd. (a)	668,000	758,602
China Oilfield Services, Ltd.	436,557	689,129
China Pacific Insurance Group Co., Ltd. (a)	257,400	732,436
China Petroleum & Chemical Corp.	6,101,174	6,418,071
China Railway Construction Corp. (a)	377,500	208,032
China Railway Group, Ltd. (a)	1,084,000	339,160
China Shenhua Energy Co., Ltd.	1,256,540	5,452,244
China Shipping Container Lines Co., Ltd. (a)(b)	6,695,339	1,525,861
China Shipping Development Co., Ltd. (a)	1,007,215	628,974
China Telecom Corp., Ltd.	5,965,320	3,394,885
Ctrip.com International, Ltd. ADR (a)(b)	81,269	1,901,695
Dongfeng Motor Group Co., Ltd. (a)	726,468	1,245,919
Focus Media Holding, Ltd. ADR (b)	39,773	775,176
Guangzhou Automobile Group Co., Ltd. (a)	1,360,032	1,134,732
Guangzhou R&F Properties Co., Ltd. (a)	939,376	742,638
Huaneng Power International, Inc.	2,038,472	1,083,986
Industrial & Commercial Bank of China (a)	14,165,138	8,407,963
Inner Mongolia Yitai Coal Co., Ltd.	328,632	1,634,287
Jiangsu Expressway Co., Ltd.	1,974,299	1,817,557
Jiangxi Copper Co., Ltd. (a)	885,578	1,913,321
Lenovo Group, Ltd.	3,111,703	2,075,377
Maanshan Iron & Steel (a)	1,634,971	524,178
Mindray Medical International, Ltd. ADR (a)	18,399	471,750
Netease.com ADR (b)	56,544	2,535,998
PetroChina Co., Ltd.	6,679,208	8,316,115
PICC Property & Casualty Co., Ltd. (a)	725,416	980,721
Ping An Insurance Group Co. of China, Ltd. (a)	516,864	3,407,339
Samling Global, Ltd.	3,530,707	172,749
Semiconductor Manufacturing International Corp. (b)	12,341,837	595,909
Shanghai Electric Group Co., Ltd. (a)	2,784,418	1,287,057
Sina Corp. (b)	22,966	1,194,232
Sinopec Shanghai Petrochemical Co., Ltd. (a)	2,033,252	678,047
Sohu.com, Inc. (a)(b)	6,346	317,300
Suntech Power Holdings Co., Ltd. ADR (a)(b)	46,897	103,642
Tencent Holdings, Ltd.	206,694	4,154,319
Tingyi Cayman Islands Holding Corp. (a)	998,383	3,033,739
Want Want China Holdings, Ltd. (a)	1,742,000	1,738,277
Yanzhou Coal Mining Co., Ltd. (a)	1,128,882	2,409,917
Zijin Mining Group Co., Ltd. (a)	2,500,685	940,180

		127,395,890

HONG KONG — 8.6%
Agile Property Holdings, Ltd. (a)	1,908,088	1,709,924
Beijing Enterprises Holdings, Ltd.	126,000	756,006
BYD Co., Ltd. (a)(b)	143,800	311,796
China Mengniu Dairy Co., Ltd.	503,390	1,177,035
China Merchants Holdings International Co., Ltd. (a)	563,513	1,636,137
China Mobile, Ltd.	1,308,636	12,788,797
China Overseas Land & Investment, Ltd. (a)	1,513,084	2,528,755
China Resources Enterprise, Ltd.	624,746	2,143,728
China Resources Land, Ltd. (a)	517,355	831,328
China Resources Power Holdings Co., Ltd.	480,000	925,811
China Unicom (Hong Kong), Ltd. (a)	1,394,172	2,933,172
China Yurun Food Group, Ltd. (a)	294,659	386,980
Citic Pacific, Ltd. (a)	331,000	596,657
CNOOC, Ltd.	4,020,249	7,029,457
COSCO Pacific, Ltd.	768,143	897,054
Kingboard Chemical Holdings, Ltd.	160,000	473,824
Kunlun Energy Co., Ltd. (a)	626,000	891,453
Sino-Ocean Land Holdings, Ltd. (a)	1,180,784	547,321

		38,565,235

INDIA — 15.6%
Anant Raj Industries, Ltd.	104,684	78,161
Apollo Hospitals Enterprise, Ltd.	216,102	2,299,988
Axis Bank, Ltd.	39,701	604,131
Bharat Heavy Electricals, Ltd.	355,654	1,599,623
Bharti Airtel, Ltd.	624,946	4,042,349
Cipla, Ltd.	288,864	1,740,092
DLF, Ltd.	114,108	393,431
Dr Reddy’s Laboratories, Ltd.	15,130	449,569
GAIL India, Ltd.	85,357	616,650
Godrej Industries, Ltd.	33,366	107,534
Gujarat Mineral Development Corp., Ltd.	78,619	239,388
HDFC Bank, Ltd.	476,900	3,833,250
Hero Motocorp, Ltd.	22,407	803,855
Hindalco Industries, Ltd.	199,908	436,105
Hindustan Construction Co.	65,479	20,715
Hindustan Unilever, Ltd.	520,554	3,993,479

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Hindustan Zinc, Ltd.	612,388	$1,380,338
Housing Development & Infrastructure, Ltd. (b)	18,314	18,398
Housing Development Finance Corp., Ltd.	273,109	3,353,370
ICICI Bank, Ltd.	208	2,682
ICICI Bank, Ltd. ADR	88,359	2,335,328
Idea Cellular, Ltd. (b)	804,094	1,246,153
IFCI, Ltd.	15,263	6,280
India Infoline, Ltd.	196,518	161,159
Indiabulls Financial Services, Ltd.	157,847	409,591
Indiabulls Infrastructure & Power, Ltd. (b)(c)	91,588	0
Indiabulls Real Estate, Ltd.	30,213	26,597
Indiabulls Securities, Ltd. (b)	177,553	19,392
Indian Hotels Co., Ltd.	943,825	965,952
Indian Oil Corp., Ltd.	132,830	634,698
Infosys Technologies, Ltd. ADR (a)	141,013	7,245,248
Infrastructure Development Finance Co., Ltd.	280,014	483,256
ITC, Ltd. GDR	427,735	1,624,110
IVRCL Infrastructures & Projects, Ltd.	74,370	39,562
Jai Corp., Ltd.	33,260	32,098
Jaiprakash Associates, Ltd.	37,449	36,952
Jindal Steel & Power, Ltd.	96,242	821,242
JSW Steel, Ltd.	25,864	247,024
KEC International, Ltd.	28,877	19,086
Lanco Infratech, Ltd. (b)	348,958	62,425
Larsen & Toubro, Ltd. GDR	37,375	715,357
Mahindra & Mahindra, Ltd.	175,574	2,254,145
Mercator Lines, Ltd. (b)	402,169	121,927
NTPC, Ltd.	256,424	776,684
Oil & Natural Gas Corp., Ltd.	534,935	2,584,772
Patel Engineering, Ltd.	9,589	13,976
Reliance Capital, Ltd.	59,325	262,525
Reliance Communications, Ltd.	350,441	462,261
Reliance Industries, Ltd. GDR (d)	243,753	6,483,830
Reliance Infrastructure, Ltd.	117,977	757,114
Satyam Computer Services, Ltd. ADR (b)	103,200	241,488
Sesa Goa, Ltd.	108,774	334,689
Siemens India, Ltd.	121,704	1,471,311
State Bank of India	32,607	994,113
Steel Authority of India, Ltd.	371,787	570,580
Sterlite Industries India, Ltd.	286,643	484,171
Sun Pharmaceutical Industries, Ltd.	97,845	916,911
Suzlon Energy, Ltd. (b)	237,337	80,446
Tata Consultancy Services, Ltd.	146,375	3,199,136
Tata Motors, Ltd.	558,932	1,880,824
Tata Steel, Ltd.	60,876	384,423
Unitech, Ltd. (b)	232,658	84,774
United Spirits, Ltd.	19,146	177,345
Wipro, Ltd. ADR (a)	186,496	1,900,394
Zee Entertainment Enterprises, Ltd.	405,681	900,283

		70,482,740

INDONESIA — 5.5%
Adaro Energy Tbk PT	4,671,500	911,889
Astra International Tbk PT	510,720	4,167,993
Bakrieland Development Tbk PT (b)	5,784,500	75,914
Bank Central Asia Tbk PT	3,313,796	2,923,669
Bank Mandiri Tbk PT	2,081,905	1,549,805
Bank Rakyat Indonesia Persero Tbk PT	6,689,796	4,979,997
Bumi Resources Tbk PT	5,851,464	1,403,577
Gudang Garam Tbk PT	147,000	1,005,939
Indocement Tunggal Prakarsa Tbk PT	504,925	949,431
Indosat Tbk PT	1,121,248	698,655
Perusahaan Gas Negara Tbk PT	4,989,640	1,747,131
Semen Gresik Persero Tbk PT	818,000	1,032,931
Telekomunikasi Indonesia Tbk PT	2,583,094	2,008,361
United Tractors Tbk PT	406,545	1,181,413

		24,636,705

MALAYSIA — 8.3%
Alliance Financial Group Bhd	2,248,810	2,802,145
Axiata Group Bhd	715,600	1,160,310
Bintulu Port Holdings Bhd	788,506	1,691,432
Bursa Malaysia Bhd	617,734	1,305,621
Carlsberg Brewery Malay Bhd	1,317,703	3,549,900
CIMB Group Holdings Bhd	568,800	1,334,975
ECM Libra Financial Group Bhd	5,077,216	1,241,275
Genting Bhd	1,042,000	3,615,773
Genting Malaysia Bhd	850,400	1,027,455
IJM Corp. Bhd	1,380,040	2,459,693
IJM Land Bhd	27,580	20,011
IOI Corp. Bhd	1,702,896	2,890,088
Landmarks Bhd (b)	1,698,300	578,601
Lingkaran Trans Kota Holdings Bhd	100,100	120,941
Malayan Banking Bhd	611,725	1,655,710
Malaysian Airline System Bhd (b)	2,479,366	1,016,775
Maxis Bhd	586,700	1,014,232
Naim Holdings Bhd	1,719,213	889,435
OSK Holdings Bhd	2,241,625	1,258,704
OSK Ventures International Bhd (b)	309,264	29,756
PPB Group Bhd	163,900	887,232
Public Bank Bhd	275,500	1,162,836
Sime Darby Bhd	530,900	1,540,782
Star Publications Malaysia Bhd	95,300	94,699
TAN Chong Motor Holdings Bhd	684,400	880,868
Tenaga Nasional Bhd	524,950	977,036
Uchi Technologies Bhd	2,336,100	803,265
Wah Seong Corp Bhd	1,681,106	1,097,757
Zelan Bhd (b)	1,845,600	215,417

		37,322,724

PHILIPPINES — 1.9%
Ayala Land, Inc.	7,121,675	2,461,854
First Gen Corp. (b)	6,645,070	2,215,276
First Philippine Holdings Corp.	1,301,834	1,825,625
Philippine Long Distance Telephone Co.	36,604	2,121,705

		8,624,460

TAIWAN — 27.5%
Acer, Inc.	1,090,456	1,264,078
Advanced Semiconductor Engineering, Inc.	2,806,441	2,400,569
Asia Cement Corp.	1,588,061	1,783,219
Asustek Computer, Inc.	249,138	1,773,151
AU Optronics Corp. ADR (a)	282,258	1,219,355
Catcher Technology Co., Ltd.	413,539	1,918,895
Cathay Financial Holding Co., Ltd.	1,902,334	2,054,438
Chang Hwa Commercial Bank	3,820,220	2,075,452

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Chimei Innolux Corp. (b)	269,643	$108,644
China Development Financial Holding Corp.	5,326,272	1,507,518
China Steel Chemical Corp.	48,877	186,443
China Steel Corp.	3,341,137	3,177,937
Chinatrust Financial Holding Co., Ltd.	3,981,173	2,485,028
Chunghwa Picture Tubes, Ltd. (b)	2,304,368	95,892
Chunghwa Telecom Co., Ltd.	911,268	3,009,571
Compal Electronics, Inc.	2,303,431	2,297,421
Delta Electronics, Inc.	712,893	1,695,178
Epistar Corp.	319,170	677,784
Everlight Electronics Co., Ltd.	277,996	483,847
Far Eastern New Century Corp.	2,245,128	2,606,303
First Financial Holding Co., Ltd	3,095,327	1,814,527
Formosa Chemicals & Fibre Corp.	1,192,390	3,146,470
Formosa Petrochemical Corp.	430,000	1,332,078
Formosa Plastics Corp.	1,753,940	4,680,417
Foxconn Technology Co., Ltd.	515,889	1,645,856
Fubon Financial Holding Co., Ltd.	2,542,790	2,691,516
Hon Hai Precision Industry Co., Ltd.	2,508,305	6,867,416
HTC Corp.	299,710	4,919,445
Hua Nan Financial Holdings Co., Ltd.	2,918,140	1,575,732
King Yuan Electronics Co., Ltd.	3,229,898	1,077,379
Largan Precision Co., Ltd.	66,710	1,246,998
Lite-On Technology Corp.	992,105	1,117,302
Macronix International Co., Ltd.	2,287,411	914,088
MediaTek, Inc.	364,219	3,337,982
Mega Financial Holding Co., Ltd.	2,970,740	1,981,867
Motech Industries, Inc.	174,507	306,031
Nan Ya Plastics Corp.	1,788,960	3,550,860
Novatek Microelectronics Corp.	269,062	674,454
Pegatron Corp.	556,630	605,732
Powerchip Technology Corp. (b)	2,543,555	72,243
Powertech Technology, Inc.	614,518	1,300,922
ProMOS Technologies, Inc. (b)(c)	1,135,850	12,754
Quanta Computer, Inc.	1,536,194	3,231,796
Realtek Semiconductor Corp.	510,452	747,665
Shin Kong Financial Holding Co., Ltd. (b)	3,589,642	1,017,178
Siliconware Precision Industries Co.	1,214,745	1,087,209
SinoPac Financial Holdings Co., Ltd.	3,936,219	1,198,584
Synnex Technology International Corp.	355,000	857,046
Tainan Enterprises Co., Ltd.	946,567	1,103,531
Taishin Financial Holdings Co., Ltd.	3,856,044	1,337,180
Taiwan Cement Corp.	1,998,216	2,309,771
Taiwan FU Hsing Industrial Co., Ltd.	2,427,000	1,346,597
Taiwan Mobile Co., Ltd.	448,200	1,397,341
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,324,954	17,105,156
Tatung Co., Ltd. (b)	1,230,107	309,162
Tripod Technology Corp.	645,361	1,555,908
Uni-President Enterprises Corp.	2,193,235	3,205,213
United Integrated Services Co., Ltd.	1,802,000	1,520,562
United Microelectronics Corp. ADR (a)	950,539	2,034,153
Via Technologies, Inc. (b)	558,981	301,838
Walsin Lihwa Corp.	804,000	231,543
Wistron Corp.	1,079,711	1,367,513
Yageo Corp.	5,228,000	1,353,662
Yuanta Financial Holding Co., Ltd. (b)	2,646,823	1,350,554

		123,661,954

THAILAND — 4.5%
Advanced Info Service PCL (Foreign ownership limit)	718,323	3,198,871
Bangkok Expressway PCL	2,752,442	1,587,780
CP ALL PCL	618,700	1,014,825
CP ALL PCL (Foreign ownership limit)	700	1,148
Electricity Generating PCL (Foreign ownership limit)	691,146	2,108,488
IRPC PCL	5,005,639	647,322
Kasikornbank PCL	304,754	1,178,447
PTT Exploration & Production PCL	604,645	3,229,245
PTT PCL	386,226	3,892,864
Siam Cement PCL NVDR	84,000	833,344
Siam Commercial Bank PCL	900	3,323
Siam Commercial Bank PCL (Foreign ownership limit)	403,097	1,469,292
Thai Oil PCL	730,505	1,354,502

		20,519,451

TOTAL COMMON STOCKS —
(Cost $479,320,679)		451,209,159

PREFERRED STOCK — 0.0% (e)
MALAYSIA — 0.0% (e)
Malaysian Airline System Bhd (Cost $869)	4,155	1,232

SHORT TERM INVESTMENTS — 10.1%
UNITED STATES — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigtor Securities Lending Prime Portfolio (f)(g)	45,212,581	45,212,581
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $45,212,681)		45,212,681

TOTAL INVESTMENTS — 110.3%
(Cost $524,534,229)		496,423,072
OTHER ASSETS & LIABILITIES — (10.3)%		(46,156,389)

NET ASSETS — 100.0%		$450,266,683

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of December 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	17.1%
Oil, Gas & Consumable Fuels	12.2
Semiconductors & Semiconductor Equipment	7.3
Wireless Telecommunication Services	6.3
Computers & Peripherals	3.8
Internet Software & Services	3.8
Electronic Equipment, Instruments & Components	3.7
Insurance	3.2
Food Products	3.0
Metals & Mining	2.9
Automobiles	2.8
IT Services	2.8
Chemicals	2.6
Diversified Telecommunication Services	2.6
Real Estate Management & Development	2.5
Construction Materials	2.4
Hotels, Restaurants & Leisure	1.7
Transportation Infrastructure	1.7
Independent Power Producers & Energy Traders	1.7
Industrial Conglomerates	1.5
Construction & Engineering	1.5
Diversified Financial Services	1.2
Communications Equipment	1.1
Capital Markets	0.9
Household Products	0.9
Beverages	0.8
Electric Utilities	0.8
Electrical Equipment	0.8
Thrifts & Mortgage Finance	0.7
Food & Staples Retailing	0.7
Pharmaceuticals	0.7
Marine	0.6
Tobacco	0.6
Gas Utilities	0.5
Health Care Providers & Services	0.5
Airlines	0.5
Energy Equipment & Services	0.4
Media	0.4
Building Products	0.3
Machinery	0.3
Textiles, Apparel & Luxury Goods	0.2
Health Care Equipment & Supplies	0.1
Household Durables	0.1
Paper & Forest Products	0.0 ***
Short Term Investments	10.1
Other Assets & Liabilities	(10.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Indiabulls Infrastructure & Power, Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets and ProMOS Technologies, Inc., which was Level 2 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
RUSSIA — 100.0%
CHEMICALS — 4.6%
Phosagro OAO GDR	18,509	$156,216
Uralkali OJSC GDR	40,526	1,458,936

		1,615,152

COMMERCIAL BANKS — 9.9%
Sberbank of Russia ADR (a)	272,742	2,711,056
VTB Bank OJSC GDR	211,135	762,197

		3,473,253

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
Rostelecom ADR (a)	32,387	919,496
Rostelecom OJSC ADR (a)	9,142	257,896

		1,177,392

ELECTRIC UTILITIES — 2.7%
Federal Hydrogenerating Co. JSC ADR	306,706	935,453

ENERGY EQUIPMENT & SERVICES — 1.3%
Eurasia Drilling Co., Ltd. GDR	10,183	239,301
Integra Group Holdings GDR (a)	47,580	84,692
TMK OAO GDR	13,771	123,939

		447,932

FOOD & STAPLES RETAILING — 3.7%
Magnit OJSC GDR	41,959	887,852
X5 Retail Group NV GDR (a)	17,650	403,126

		1,290,978

HOUSEHOLD DURABLES — 0.3%
PIK Group GDR (a)	47,441	117,179

INTERNET SOFTWARE & SERVICES — 1.2%
Mail.ru Group Ltd. GDR (a)	8,716	226,616
Yandex NV (a)(b)	9,971	196,429

		423,045

MEDIA — 0.3%
CTC Media, Inc.	12,030	105,503

METALS & MINING — 11.0%
Evraz PLC (a)	49,690	289,356
Magnitogorsk Iron & Steel Works GDR	28,763	139,989
Mechel OAO ADR (b)	23,258	197,693
MMC Norilsk Nickel OJSC ADR	98,808	1,512,750
Novolipetsk Steel OJSC GDR	14,146	277,828
Polymetal International PLC (a)	31,565	536,664
Polyus Gold International Ltd. GDR (a)	93,299	279,897
Severstal GDR	32,086	365,460
United Co. RUSAL PLC (a)	426,000	269,863

		3,869,500

OIL, GAS & CONSUMABLE FUELS — 51.5%
Exillon Energy PLC (a)	18,400	71,803
Gazprom Neft JSC ADR	22,204	521,794
Gazprom OAO ADR (c)	659,241	7,027,509
Gazprom OAO ADR (c)	26,565	283,741
Lukoil OAO ADR	71,870	3,805,517
NovaTek OAO GDR	13,208	1,653,641
Rosneft Oil Co. GDR	258,089	1,703,388
Surgutneftegas OJSC ADR	142,128	1,112,862
Surgutneftegas OJSC ADR Preference Shares	111,831	569,220
Tatneft ADR	46,947	1,389,631

		18,139,106

PHARMACEUTICALS — 0.9%
Pharmstandard GDR (a)	21,285	300,118

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Etalon Group Ltd, GDR (a)	19,330	90,851
LSR Group GDR	42,907	144,682
LSR Group OJSC GDR	4,126	13,913

		249,446

ROAD & RAIL — 0.6%
Globaltrans Investment PLC GDR	16,314	224,318

TRANSPORTATION INFRASTRUCTURE — 0.7%
Novorossiysk Commercial Sea Trade Port PJSC GDR	33,505	250,952

WIRELESS TELECOMMUNICATION SERVICES — 7.3%
Mobile TeleSystems ADR (b)	83,979	1,232,812
Sistema JSFC GDR	29,467	495,340
VimpelCom, Ltd. ADR	87,399	827,669

		2,555,821

TOTAL COMMON STOCKS —
(Cost $47,535,207)		35,175,148

SHORT TERM INVESTMENTS — 2.4%
UNITED STATES — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	820,792	820,792
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	37,574	37,574

TOTAL SHORT TERM INVESTMENTS —
(Cost $858,366)		858,366

TOTAL INVESTMENTS — 102.4% (g)
(Cost $48,393,573)		36,033,514
OTHER ASSETS & LIABILITIES — (2.4)%		(847,715)

NET ASSETS — 100.0%		$35,185,799

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIRLINES — 1.2%
Air China, Ltd. (a)	2,456,000	$1,815,136
China Eastern Airlines Corp., Ltd. (a)(b)	2,470,000	877,759
China Southern Airlines Co., Ltd. (a)(b)	8,432,000	4,266,701

		6,959,596

AUTO COMPONENTS — 0.1%
Minth Group, Ltd. (a)	562,000	527,513

AUTOMOBILES — 2.0%
AviChina Industry & Technology Co. (a)	1,468,000	614,297
Brilliance China Automotive Holdings, Ltd. (a)(b)	2,652,000	2,861,453
BYD Co., Ltd. (a)(b)	572,500	1,241,328
Dongfeng Motor Group Co., Ltd. (a)	2,806,300	4,812,906
Great Wall Motor Co., Ltd. (a)	598,500	873,869
Guangzhou Automobile Group Co., Ltd. (a)	1,874,637	1,564,088

		11,967,941

BEVERAGES — 0.4%
Tsingtao Brewery Co., Ltd. (a)	372,000	2,059,588

CHEMICALS — 0.9%
China Bluechemical, Ltd. (a)	2,464,000	1,865,465
China Lumena New Materials Corp. (a)	3,146,000	583,298
Dongyue Group (a)	4,000	2,637
Fufeng Group, Ltd.	746,000	341,946
Sinopec Shanghai Petrochemical Co., Ltd. (a)	3,906,000	1,302,570
Yingde Gases (a)	1,209,000	1,234,436

		5,330,352

COMMERCIAL BANKS — 21.0%
Agricultural Bank of China, Ltd. (a)	20,413,000	8,778,541
Bank of China, Ltd.	55,954,700	20,604,955
Bank of Communications Co., Ltd. (a)	5,810,824	4,062,624
China Citic Bank Corp., Ltd. (a)	7,102,471	3,996,317
China Construction Bank Corp. (a)	62,820,623	43,840,004
China Merchants Bank Co., Ltd. (a)	4,119,260	8,326,988
China Minsheng Banking Corp., Ltd. (a)	3,143,000	2,723,507
Chongqing Rural Commercial Bank Co., Ltd. (b)	933,000	482,922
Industrial & Commercial Bank of China (a)	50,248,789	29,826,039

		122,641,897

COMMUNICATIONS EQUIPMENT — 0.7%
AAC Acoustic Technology Holdings, Inc. (a)	760,876	1,708,557
China All Access Holdings, Ltd. (a)	2,570,000	545,992
ZTE Corp. (a)	659,798	2,068,612

		4,323,161

COMPUTERS & PERIPHERALS — 0.6%
Lenovo Group, Ltd.	5,264,000	3,510,869
TPV Technology, Ltd.	1,238,000	226,349

		3,737,218

CONSTRUCTION & ENGINEERING — 1.4%
China Communications Construction Co., Ltd.	4,764,394	3,723,621
China Railway Construction Corp. (a)	2,948,000	1,624,577
China Railway Group, Ltd. (a)	5,463,000	1,709,254
Metallurgical Corp. of China, Ltd. (a)	4,973,000	1,126,938

		8,184,390

CONSTRUCTION MATERIALS — 1.4%
Anhui Conch Cement Co., Ltd. (a)	1,226,000	3,638,568
BBMG Corp. (a)	622,500	413,579
China National Building Material Co., Ltd. (a)	2,636,000	2,993,526
China Shanshui Cement Group, Ltd. (a)	1,413,000	940,593

		7,986,266

DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. ADR (b)	119,616	2,876,765

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd. (b)	921,000	821,792

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
China Communications Services Corp., Ltd. (a)	1,526,000	687,689
China Telecom Corp., Ltd.	13,690,000	7,791,028
China Unicom (Hong Kong), Ltd. (a)	4,494,492	9,455,875

		17,934,592

ELECTRICAL EQUIPMENT — 0.7%
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,039,000	454,845
Dongfang Electric Corp., Ltd. (a)	184,800	547,267
Harbin Electric Co., Ltd. (a)	390,000	340,458
Shanghai Electric Group Co., Ltd. (a)	4,184,000	1,933,994
Zhuzhou CSR Times Electric Co., Ltd. (a)	381,000	834,937

		4,111,501

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Catic Shenzhen Holdings, Ltd.	1,674,000	672,480
Digital China Holdings, Ltd. (a)	755,000	1,170,422
Kingboard Chemical Holdings, Ltd. (a)	522,000	1,545,850

		3,388,752

ENERGY EQUIPMENT & SERVICES — 0.4%
China Oilfield Services, Ltd.	1,327,900	2,096,162

FOOD & STAPLES RETAILING — 1.1%
China Resources Enterprise, Ltd.	1,506,000	5,167,628
Lianhua Supermarket Holdings Co., Ltd. (a)	490,000	626,490
Wumart Stores, Inc. (a)	385,000	804,046

		6,598,164

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

FOOD PRODUCTS — 3.7%
Asian Citrus Holdings, Ltd. (a)	1,121,833	$590,773
Chaoda Modern Agriculture Holdings, Ltd. (a)(c)	3,068,254	177,776
China Agri-Industries Holdings, Ltd. (a)	1,276,000	970,973
China Mengniu Dairy Co., Ltd.	1,600,000	3,741,148
China Milk Products Group, Ltd. (b)(c)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	1,047,000	221,085
China Yurun Food Group, Ltd. (a)	1,132,000	1,486,674
CP Pokphand Co. (a)	3,370,000	412,214
Global Bio-Chem Technology Group Co., Ltd.	14,000	2,848
People’s Food Holdings, Ltd. (a)(b)	901,000	451,664
Shenguan Holdings Group, Ltd.	1,286,000	745,114
Tingyi Cayman Islands Holding Corp. (a)	2,058,000	6,253,547
Want Want China Holdings, Ltd. (a)	6,551,000	6,536,998

		21,590,814

GAS UTILITIES — 0.3%
China Resources Gas Group, Ltd. (a)	1,330,000	1,900,832

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Mindray Medical International, Ltd. ADR (a)	81,474	2,088,993
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	1,488,000	1,339,212

		3,428,205

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Shanghai Pharmaceuticals Holding Co., Ltd. (a)(b)	626,500	1,014,778
Sinopharm Group Co. (a)	598,800	1,438,674

		2,453,452

HOTELS, RESTAURANTS & LEISURE — 1.0%
China Travel International Investment Hong Kong, Ltd.	3,908,000	659,166
Ctrip.com International, Ltd. ADR (a)(b)	135,167	3,162,908
Home Inns & Hotels Management, Inc. ADR (a)(b)	24,973	644,303
Little Sheep Group, Ltd.	755,000	625,068
Shanghai Jin Jiang International Hotels Group Co., Ltd. (a)	5,226,000	632,508

		5,723,953

HOUSEHOLD PRODUCTS — 0.2%
NVC Lighting Holdings, Ltd. (a)	2,939,000	1,086,052

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.7%
China Longyuan Power Group Corp. (a)	1,896,000	1,481,822
China Resources Power Holdings Co., Ltd.	1,884,000	3,633,806
Datang International Power Generation Co., Ltd. (a)	5,224,000	1,728,643
Huaneng Power International, Inc. (a)	5,226,000	2,779,000
Huaneng Renewables Corp., Ltd. (b)	1,028,000	254,135

		9,877,406

INDUSTRIAL CONGLOMERATES — 1.5%
Beijing Enterprises Holdings, Ltd.	560,000	3,360,029
Citic Pacific, Ltd. (a)	1,685,000	3,037,365
Shanghai Industrial Holdings, Ltd.	845,000	2,344,623

		8,742,017

INSURANCE — 5.7%
China Life Insurance Co., Ltd. (a)	6,654,000	16,449,515
China Pacific Insurance Group Co., Ltd.	905,200	2,575,763
China Taiping Insurance Holdings Co., Ltd. (b)	867,600	1,608,611
PICC Property & Casualty Co., Ltd. (a)	2,466,759	3,334,917
Ping An Insurance Group Co. of China, Ltd. (a)	1,451,800	9,570,747

		33,539,553

INTERNET SOFTWARE & SERVICES — 9.4%
Alibaba.com, Ltd. (a)(b)	1,447,000	1,496,074
Baidu, Inc. ADR (b)	239,624	27,909,007
Netease.com ADR (b)	78,177	3,506,239
Sina Corp. (b)	52,590	2,734,680
Sohu.com, Inc. (a)(b)	36,707	1,835,350
Tencent Holdings, Ltd. (a)	871,500	17,516,178

		54,997,528

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	2,087,000	1,085,608

MACHINERY — 1.3%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (a)	911,800	981,465
China National Materials Co., Ltd.	1,098,000	390,194
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)	1,940,000	534,545
CSR Corp., Ltd.	6,000	3,430
International Mining Machinery Holdings, Ltd. (a)	774,000	852,072
Lonking Holdings, Ltd. (a)	2,357,000	795,115
Weichai Power Co., Ltd. (a)	474,600	2,334,319
Yangzijiang Shipbuilding Holdings, Ltd. (a)	2,370,000	1,663,286

		7,554,426

MARINE — 0.7%
China COSCO Holdings Co., Ltd. (a)	3,211,175	1,579,415
China Shipping Container Lines Co., Ltd. (a)(b)	6,377,500	1,453,426
China Shipping Development Co., Ltd. (a)	1,889,800	1,180,121

		4,212,962

MEDIA — 0.3%
Focus Media Holding, Ltd. ADR (a)(b)	86,694	1,689,666

METALS & MINING — 2.0%
Aluminum Corp. of China, Ltd. (a)	4,870,000	2,119,409
Angang Steel Co., Ltd. (a)	1,491,720	1,073,663

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

China Molybdenum Co., Ltd. (a)	1,418,000	$606,155
Hidili Industry International Development, Ltd. (a)	7,000	2,082
Jiangxi Copper Co., Ltd. (a)	1,400,000	3,024,747
Maanshan Iron & Steel (a)	3,032,000	972,070
Zhaojin Mining Industry Co., Ltd. (a)	882,500	1,402,164
Zijin Mining Group Co., Ltd. (a)	7,132,750	2,681,692

		11,881,982

MULTILINE RETAIL — 0.8%
Golden Eagle Retail Group, Ltd. (a)	855,000	1,807,625
Intime Department Store Group Co., Ltd. (a)	720,500	737,514
Parkson Retail Group, Ltd. (a)	1,517,000	1,859,480

		4,404,619

OIL, GAS & CONSUMABLE FUELS — 15.4%
China Coal Energy Co., Ltd	4,114,013	4,438,935
China Petroleum & Chemical Corp.	15,180,500	15,968,981
China Shenhua Energy Co., Ltd.	3,138,700	13,619,111
CNOOC, Ltd.	14,061,600	24,586,888
Kunlun Energy Co., Ltd. (a)	2,059,400	2,932,682
MIE Holdings Corp.	1,168,000	296,264
PetroChina Co., Ltd. (a)	18,933,200	23,573,255
United Energy Group, Ltd. (a)(b)	2,430,000	409,870
Yanzhou Coal Mining Co., Ltd. (a)	1,887,900	4,030,255

		89,856,241

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd. (a)	2,364,000	763,995
Nine Dragons Paper Holdings, Ltd. (a)	1,700,000	1,070,352

		1,834,347

PHARMACEUTICALS — 0.5%
China Shineway Pharmaceutical Group, Ltd. (a)	271,000	384,521
Shandong Luoxin Pharmacy Stock Co., Ltd.	168,000	113,563
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	1,756,000	621,765
Sino Biopharmaceutical	2,312,000	687,652
The United Laboratories International Holdings, Ltd. (a)	350,000	201,440
WuXi PharmaTech Cayman, Inc. ADR (b)	65,034	717,975

		2,726,916

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.4%
Agile Property Holdings, Ltd. (a)	1,904,000	1,706,260
China Overseas Land & Investment, Ltd. (a)	3,763,680	6,290,084
China Resources Land, Ltd. (a)	1,868,000	3,001,653
China South City Holdings, Ltd. (a)	6,550,000	843,355
Country Garden Holdings Co. (a)	6,797,058	2,546,731
E-House China Holdings, Ltd. (a)	433	1,849
Evergrande Real Estate Group, Ltd. (a)	3,550,000	1,471,815
Guangzhou R&F Properties Co., Ltd. (a)	1,538,000	1,215,889
Longfor Properties Co., Ltd. (a)	603,500	682,246
Poly Hong Kong Investments, Ltd. (a)	1,218,000	528,501
Renhe Commercial Holdings Co., Ltd. (a)	9,982,000	1,143,870
Shimao Property Holdings, Ltd. (a)	1,783,000	1,522,068
Sino-Ocean Land Holdings, Ltd. (a)	4,115,966	1,907,846
Soho China, Ltd. (a)	965,000	642,372
Yanlord Land Group, Ltd. (a)	1,502,000	1,106,243
Yuexiu Property Co., Ltd. (a)	6,010,000	866,686
Yuzhou Properties Co. (a)	1,846,000	468,238

		25,945,706

ROAD & RAIL — 0.2%
Guangshen Railway Co., Ltd. (a)	2,780,000	984,343

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Semiconductor Manufacturing International Corp. (b)	21,220,000	1,024,579
Suntech Power Holdings Co., Ltd. ADR (a)(b)	148,766	328,773

		1,353,352

SOFTWARE — 0.4%
AsiaInfo-Linkage, Inc. (a)(b)	73,015	565,866
Shanda Interactive Entertainment, Ltd. ADR (a)(b)	36,862	1,474,849

		2,040,715

SPECIALTY RETAIL — 0.3%
Hengdeli Holdings, Ltd. (a)	3,359,360	1,098,650
Zhongsheng Group Holdings, Ltd. (a)	549,000	914,694

		2,013,344

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Anta Sports Products, Ltd. (a)	548,000	651,256
Bosideng International Holdings, Ltd.	3,264,000	924,575
China Dongxiang Group Co. (a)	4,598,000	781,469
Costin New Materials Group, Ltd.	913,000	464,341
Li Ning Co., Ltd. (a)	953,000	757,089
Ports Design, Ltd. (a)	518,000	783,009

		4,361,739

TRANSPORTATION INFRASTRUCTURE — 3.4%
Anhui Expressway Co., Ltd.	1,858,000	1,090,887
Beijing Capital International Airport Co., Ltd. (a)	2,846,000	1,429,119
China Merchants Holdings International Co., Ltd. (a)	1,307,554	3,796,429
COSCO Pacific, Ltd.	1,690,083	1,973,715
Jiangsu Expressway Co., Ltd.	9,550,000	8,791,814
Shenzhen Expressway Co., Ltd. (a)	2,628,000	1,109,860
Zhejiang Expressway Co., Ltd.	3,004,000	1,949,393

		20,141,217

WATER UTILITIES — 0.4%
Guangdong Investment, Ltd. (a)	3,540,000	2,146,808

WIRELESS TELECOMMUNICATION SERVICES — 7.7%
China Mobile, Ltd.	4,594,400	44,899,307

TOTAL COMMON STOCKS —
(Cost $670,786,978)		584,018,760

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 23.5%
UNITED STATES — 23.5%
MONEY MARKET FUNDS — 23.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	137,539,840	$137,539,840
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	196,356	196,356

TOTAL SHORT TERM INVESTMENTS —
(Cost $137,736,196)		137,736,196

TOTAL INVESTMENTS — 123.4% (g)
(Cost $808,523,174)		721,754,956
OTHER ASSETS & LIABILITIES — (23.4)%		(137,096,456)

NET ASSETS — 100.0%		$584,658,500

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
DECEMBER 31, 2011*

PERCENT OF
COUNTRY	NET ASSETS

China	75.0%
Hong Kong	24.9
United States Short Term Investments	23.5
Other Assets And Liabilities	(23.4)

Total	100.0%

*	The Fund’s geographical breakdown is expressed as a percentage of net assets and may change over time.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 97.1%
BRAZIL — 15.7%
All America Latina Logistica SA	8,332	$41,543
Banco Bradesco SA ADR (a)	98,908	1,649,785
Banco do Brasil SA	27,087	344,169
Banco Santander Brasil SA	10,606	85,064
BM&FBOVESPA SA	63,722	334,795
BR Malls Participacoes SA	23,462	227,922
Bradespar SA Preference Shares	16,584	281,757
Brasil Brokers Participacoes SA	6,435	19,251
Brasil Telecom SA ADR	4,059	25,166
Brasil Telecom SA Preference Shares ADR (a)	7,158	127,341
Braskem SA Preference Shares ADR (a)	6,849	96,571
BRF — Brasil Foods SA ADR (a)	18,720	365,976
Centrais Eletricas Brasileiras SA ADR	21,933	209,776
Cia Hering	1,620	28,192
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	8,673	315,957
Companhia de Bebidas das Americas Preference Shares ADR (a)	56,714	2,046,808
Companhia de Saneamento Basico do Estado de Sao Paulo (b)	8,704	242,793
Companhia Energetica de Minas Gerais ADR (a)	26,532	472,004
Companhia Siderurgica Nacional SA ADR	56,100	458,898
Cosan SA Industria e Comercio	6,558	94,929
Cyrela Brazil Realty SA	18,480	147,027
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,734	15,106
Diagnosticos da America SA	7,562	62,839
Duratex SA	11,217	53,642
Empresa Brasileira de Aeronautica SA	28,223	177,940
Fibria Celulose SA ADR (a)	10,793	83,862
Gafisa SA	4,478	9,891
Gerdau SA ADR (a)	41,778	326,286
Hypermarcas SA	1,711	7,797
Investimentos Itau SA	30,773	237,572
Investimentos Itau SA Preference Shares	161,317	975,556
Itau Unibanco Holding SA Preference Shares ADR	119,742	2,222,411
LLX Logistica SA (b)	3,178	5,742
Lojas Americanas SA Preference Shares	16,553	126,904
Lojas Renner SA	11,954	310,250
Metalurgica Gerdau SA Preference Shares	20,594	197,742
MMX Mineracao e Metalicos SA (b)	7,713	27,581
MRV Engenharia e Participacoes SA	3,584	20,560
Natura Cosmeticos SA	10,097	196,283
OGX Petroleo e Gas Participacoes SA (b)	36,188	264,244
PDG Realty SA Empreendimentos e Participacoes	23,785	75,235
Petroleo Brasileiro SA ADR (a)(c)	75,941	1,783,854
Petroleo Brasileiro SA ADR (c)	55,198	1,371,670
Redecard SA	3,095	48,435
Souza Cruz SA	33,335	409,438
TAM SA ADR (a)	5,217	100,949
Telefonica Brasil SA ADR	8,875	242,554
Telefonica Brasil SA Preference Shares	20,976	583,651
Tim Participacoes SA ADR (a)	8,687	224,125
Tractebel Energia SA ADR (a)	8,800	141,347
Usinas Siderurgicas de Minas Gerais SA ADR	32,828	178,637
Vale SA ADR	69,715	1,495,387
Vale SA ADR Preference Shares (a)	105,702	2,177,461
Weg SA	16,389	165,010

		21,935,685

CHILE — 2.1%
Antarchile SA	11,745	173,422
Cementos Bio-Bio SA	55,143	79,617
Compania General de Electricidad SA	28,437	136,314
Cuprum AFP	3,887	182,583
Empresa Nacional de Electricidad SA ADR	6,458	286,412
Empresas COPEC SA	27,044	362,617
Enersis SA ADR	15,782	278,237
Lan Airlines SA ADR (a)	10,397	241,626
Parque Arauco SA	151,229	246,298
SACI Falabella	81,968	637,503
Vina Concha y Toro SA ADR	4,239	158,963
Vina San Pedro SA	18,922,212	127,496

		2,911,088

CHINA — 14.3%
AAC Acoustic Technology Holdings, Inc. (a)	96,000	215,569
Agricultural Bank of China, Ltd. (a)	352,000	151,376
Air China, Ltd.	144,000	106,425
Aluminum Corp. of China, Ltd. (a)	240,000	104,447
Angang Steel Co., Ltd. (a)	50,640	36,448
Anhui Conch Cement Co., Ltd. (a)	144,000	427,369
Baidu, Inc. ADR (a)(b)	14,953	1,741,576
Bank of China, Ltd.	1,932,900	711,778
Bank of Communications Co., Ltd. (a)	383,864	268,378
Brilliance China Automotive Holdings, Ltd. (a)(b)	110,000	118,688
China Citic Bank Corp., Ltd.	270,000	151,920
China Coal Energy Co., Ltd	240,000	258,955
China Communications Construction Co., Ltd. (a)	221,000	172,723
China Construction Bank Corp.	2,445,280	1,706,463
China COSCO Holdings Co., Ltd. (a)	172,425	84,807
China Life Insurance Co., Ltd. (a)	412,000	1,018,515
China Merchants Bank Co., Ltd. (a)	205,645	415,707
China National Building Material Co., Ltd. (a)	40,000	45,425
China Oilfield Services, Ltd.	192,000	303,082
China Petroleum & Chemical Corp.	936,000	984,616
China Railway Construction Corp.	120,000	66,129
China Railway Group, Ltd. (a)	216,000	67,582
China Shenhua Energy Co., Ltd.	192,000	833,106
China Shipping Container Lines Co., Ltd. (a)(b)	388,350	88,505
China Shipping Development Co., Ltd. (a)	96,000	59,949
China Telecom Corp., Ltd.	866,000	492,844

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

China Wireless Technologies, Ltd.	60,000	$10,816
Chongqing Machinery & Electric Co., Ltd.	30,000	4,944
Ctrip.com International, Ltd. ADR (a)(b)	9,748	228,103
Datang International Power Generation Co., Ltd. (a)	288,000	95,300
Dongfang Electric Corp., Ltd. (a)	9,600	28,429
Dongfeng Motor Group Co., Ltd. (a)	240,000	411,609
First Tractor Co., Ltd.	16,000	14,977
Focus Media Holding, Ltd. ADR (b)	5,436	105,948
Great Wall Motor Co., Ltd. (a)	39,250	57,309
Guangshen Railway Co., Ltd. (a)	192,000	67,983
Guangzhou Automobile Group Co., Ltd.	116,636	97,314
Guangzhou R&F Properties Co., Ltd. (a)	86,400	68,305
Harbin Electric Co., Ltd.	48,000	41,903
Huadian Power International Co. (a)(b)	288,000	56,735
Huaneng Power International, Inc.	240,000	127,623
Industrial & Commercial Bank of China (a)	2,300,590	1,365,555
Jiangsu Expressway Co., Ltd.	146,000	134,409
Jiangxi Copper Co., Ltd. (a)	50,000	108,027
Lenovo Group, Ltd.	336,000	224,098
Maanshan Iron & Steel (a)	144,000	46,167
Netease.com ADR (b)	5,748	257,798
Nine Dragons Paper Holdings, Ltd.	72,000	45,333
Parkson Retail Group, Ltd.	59,634	73,097
PetroChina Co., Ltd.	1,056,000	1,314,799
PICC Property & Casualty Co., Ltd. (a)	211,200	285,530
Ping An Insurance Group Co. of China, Ltd.	66,000	435,094
Semiconductor Manufacturing International Corp. (b)	812,000	39,206
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	56,000	50,400
Shanghai Electric Group Co., Ltd. (a)	240,000	110,937
Shenzhen Expressway Co., Ltd.	192,000	81,086
Sina Corp. (b)	2,763	143,676
Sinopec Shanghai Petrochemical Co., Ltd. (a)	192,000	64,028
Suntech Power Holdings Co., Ltd. ADR (a)(b)	4,681	10,345
Tencent Holdings, Ltd.	71,700	1,441,090
Tingyi Cayman Islands Holding Corp. (a)	144,000	437,566
Travelsky Technology, Ltd.	177,000	92,071
Want Want China Holdings, Ltd. (a)	266,000	265,431
Weiqiao Textile Co. (a)	60,500	30,302
Yanzhou Coal Mining Co., Ltd. (a)	144,000	307,409
Zhejiang Expressway Co., Ltd. (a)	192,000	124,595
Zhuzhou CSR Times Electric Co., Ltd. (a)	14,000	30,680
Zijin Mining Group Co., Ltd. (a)	291,000	109,407
ZTE Corp. (a)	63,273	198,375

		19,876,191

CZECH REPUBLIC — 0.5%
CEZ AS (a)	10,052	402,176
Komercni Banka AS	1,059	179,507
Telefonica O2 Czech Republic AS (a)	7,066	137,793
Unipetrol (b)	7,162	62,341

		781,817

EGYPT — 0.5%
Commercial International Bank Egypt SAE	62,374	193,408
Egyptian Co. for Mobile Services	5,155	66,870
Egyptian Financial Group-Hermes Holding (b)	24,335	40,392
Egyptian Kuwait Holding Co.	28,389	27,821
Orascom Construction Industries	7,842	261,563
Orascom Telecom Holding SAE (b)(d)	34,521	19,953
Orascom Telecom Holding SAE GDR (b)	21,530	62,221

		672,228

HONG KONG — 5.2%
Agile Property Holdings, Ltd. (a)	144,000	129,045
Beijing Capital International Airport Co., Ltd.	144,000	72,310
BYD Co., Ltd. (a)(b)	4,500	9,757
Chaoda Modern Agriculture Holdings, Ltd. (a)(d)	136,550	7,912
China High Speed Transmission Equipment Group Co., Ltd. (a)	34,000	14,884
China Lilang, Ltd. (a)	18,000	15,737
China Mengniu Dairy Co., Ltd.	72,000	168,352
China Merchants Holdings International Co., Ltd.	52,992	153,860
China Mobile, Ltd.	259,500	2,535,994
China National Materials Co., Ltd.	41,000	14,570
China Overseas Land & Investment, Ltd. (a)	195,200	326,230
China Power International Development, Ltd. (a)	240,000	56,241
China Resources Enterprise, Ltd. (a)	48,000	164,705
China Resources Land, Ltd. (a)	96,000	154,261
China Resources Power Holdings Co., Ltd.	101,600	195,963
China Travel International Investment Hong Kong, Ltd.	240,000	40,481
China Unicom (Hong Kong), Ltd. (a)	197,668	415,870
China Yurun Food Group, Ltd. (a)	12,000	15,760
Citic Pacific, Ltd. (a)	48,000	86,524
CNOOC, Ltd.	787,000	1,376,080
Comba Telecom Systems Holdings, Ltd. (a)	26,780	21,585
COSCO Pacific, Ltd.	96,691	112,918
Digital China Holdings, Ltd.	26,000	40,306
Guangdong Investment, Ltd. (a)	194,000	117,650
GZI Transportation, Ltd.	25,258	11,057
Hengdeli Holdings, Ltd. (a)	576,000	188,376
Ju Teng International Holdings, Ltd.	24,000	2,750
Kingboard Chemical Holdings, Ltd.	39,450	116,827
Kingboard Laminates Holdings, Ltd.	29,500	13,446
Kunlun Energy Co., Ltd.	240,000	341,771
KWG Property Holding, Ltd. (a)	42,000	14,168
Li Ning Co., Ltd. (a)	48,000	38,132
Ruinian International, Ltd. (a)	14,000	4,579

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Shimao Property Holdings, Ltd. (a)	72,000	$61,463
Sino Biopharmaceutical	84,000	24,984
Sino-Ocean Land Holdings, Ltd. (a)	164,452	76,227
Sinotrans, Ltd.	240,000	42,644
Tianneng Power International, Ltd.	28,000	12,618
TPV Technology, Ltd. (a)	52,000	9,507
VODone, Ltd. (a)	70,000	9,193
Wasion Group Holdings, Ltd. (a)	18,000	5,331
Yuexiu Property Co., Ltd. (a)	336,000	48,454

		7,268,522

HUNGARY — 0.4%
FHB Mortgage Bank NyRt (a)(b)	16,366	31,386
MOL Hungarian Oil and Gas NyRt (a)(b)	3,358	240,280
OTP Bank NyRt (a)	13,585	180,295
Richter Gedeon NyRt	1,159	163,474
Tiszai Vegyi Kominat NyRt	1,689	15,603

		631,038

INDIA — 7.3%
Adani Enterprises, Ltd.	650	3,594
Ambuja Cements, Ltd.	13,957	40,828
Ambuja Cements, Ltd. GDR	17,217	50,463
Amtek Auto, Ltd.	5,296	9,454
Anant Raj Industries, Ltd.	36,418	27,191
Apollo Hospitals Enterprise, Ltd.	3,257	34,664
Ashok Leyland, Ltd.	19,555	8,396
Aurobindo Pharma, Ltd.	5,300	8,498
Axis Bank, Ltd.	4,041	61,492
Bajaj Holdings and Investment, Ltd. (d)	2,031	26,403
BF Investment, Ltd. (b)	7,339	6,115
BF Utilities, Ltd. (b)	8,366	43,906
Bharat Heavy Electricals, Ltd.	42,275	190,140
Bharti Airtel, Ltd.	82,688	534,852
Biocon, Ltd.	1,468	7,570
Cipla, Ltd.	28,851	173,796
Core Projects & Technologies, Ltd.	6,190	30,102
Coromandel International, Ltd.	2,120	11,056
Dish TV India, Ltd. (b)	7,575	8,387
Dr. Reddy’s Laboratories, Ltd. ADR (a)	8,943	263,193
Era Infra Engineering, Ltd.	2,199	5,663
Fortis Healthcare, Ltd. (b)	2,851	4,520
GAIL India, Ltd.	31,749	229,366
Gammon India, Ltd.	1,956	1,593
Godrej Industries, Ltd.	15,506	49,974
Grasim Industries, Ltd. GDR (c)	731	34,591
Grasim Industries, Ltd. GDR (c)	180	8,436
GTL, Ltd. (b)	1,383	956
Gujarat NRE Coke, Ltd.	9,040	2,741
Havells India, Ltd.	976	7,079
HCL Technologies, Ltd.	8,116	59,290
HDFC Bank, Ltd.	60,923	489,690
Hero Motocorp, Ltd.	9,236	331,343
Hindalco Industries, Ltd.	29,406	64,150
Hindustan Construction Co.	9,938	3,144
Hindustan Unilever, Ltd.	73,305	562,366
Housing Development & Infrastructure, Ltd. (b)	8,396	8,435
Housing Development Finance Corp., Ltd.	62,732	770,255
ICICI Bank, Ltd. ADR	13,886	367,007
India Infoline, Ltd.	113,605	93,164
Indiabulls Infrastructure & Power, Ltd. (b)(d)	35,571	0
Indiabulls Real Estate, Ltd.	12,058	10,615
Indian Hotels Co., Ltd.	39,686	40,616
Infosys Technologies, Ltd. ADR (a)	24,175	1,242,112
Infrastructure Development Finance Co., Ltd.	3,584	6,185
IRB Infrastructure Developers, Ltd.	2,606	6,389
ITC, Ltd.	4,517	17,122
ITC, Ltd. GDR (c)	3,971	15,078
ITC, Ltd. GDR (c)	363	1,376
ITC, Ltd. GDR (e)	44,342	168,083
IVRCL Infrastructures & Projects, Ltd.	10,183	5,417
Jai Corp., Ltd.	36,245	34,979
Jain Irrigation Systems, Ltd. (b)	331	220
Jain Irrigation Systems, Ltd.	6,926	11,288
Jaiprakash Associates, Ltd.	37,228	36,734
Jet Airways India, Ltd. (b)	650	2,081
Jindal Steel & Power, Ltd.	3,421	29,192
JSW Steel, Ltd.	732	6,991
Lanco Infratech, Ltd. (b)	20,774	3,716
Larsen & Toubro, Ltd. GDR	9,896	189,409
Mahindra & Mahindra, Ltd. GDR	16,961	223,716
Maruti Suzuki India, Ltd.	6,966	120,457
Mercator Lines, Ltd. (b)	96,180	29,159
Monnet Ispat, Ltd.	3,657	25,035
MRF, Ltd.	85	11,171
Nagarjuna Construction Co., Ltd.	6,844	4,311
Oil & Natural Gas Corp., Ltd.	82,612	399,176
OnMobile Global, Ltd. (b)	2,120	2,535
Opto Circuits India, Ltd.	2,524	9,472
Patni Computer Systems, Ltd. (b)	2,606	21,904
Punj Lloyd, Ltd.	7,410	5,519
Rajesh Exports, Ltd.	4,478	10,566
REI Agro, Ltd.	25,172	7,821
Reliance Capital, Ltd.	3,655	16,174
Reliance Communications, Ltd.	44,945	59,286
Reliance Industries, Ltd. GDR	38,325	1,019,445
Reliance Infrastructure, Ltd.	10,740	68,924
Reliance MediaWorks, Ltd. (b)	33,278	42,737
Rolta India, Ltd.	3,421	3,633
Satyam Computer Services, Ltd. (b)	26,150	32,106
Sesa Goa, Ltd.	15,068	46,363
Siemens India, Ltd.	9,786	118,306
Sintex Industries, Ltd.	7,495	8,892
State Bank of India GDR	2,244	143,616
Sun TV Network, Ltd.	3,257	16,820
Suzlon Energy, Ltd. (b)	199,912	67,760
Tata Consultancy Services, Ltd.	19,908	435,104
Tata Motors, Ltd. ADR (a)	11,590	195,871
Tata Power Co., Ltd.	92,465	151,917
Tata Steel, Ltd.	15,568	98,310
Ultratech Cement, Ltd. GDR	481	10,566
Unitech, Ltd. (b)	68,125	24,823
United Breweries Holdings, Ltd.	5,497	6,118
United Breweries, Ltd.	2,280	16,482

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

United Spirits, Ltd.	1,468	$13,598
Wipro, Ltd. ADR (a)	24,270	247,311
Zee Entertainment Enterprises, Ltd.	17,924	39,777

		10,216,247

INDONESIA — 3.5%
Astra International Tbk PT	145,000	1,183,347
Bank Central Asia Tbk PT	855,500	754,783
Bank Danamon Indonesia Tbk PT	209,218	94,601
Bank Mandiri Tbk PT	522,949	389,292
Bank Rakyat Indonesia Persero Tbk PT	781,000	581,390
Barito Pacific Tbk PT (b)	406,000	34,477
Bumi Resources Tbk PT	736,000	176,543
Indofood Sukses Makmur Tbk PT	538,000	272,931
Indosat Tbk PT	108,000	67,295
Kalbe Farma Tbk PT	593,500	222,542
Medco Energi Internasional Tbk PT	282,000	75,418
Perusahaan Gas Negara Tbk PT	617,500	216,219
Telekomunikasi Indonesia Tbk PT	312,500	242,969
United Tractors Tbk PT	181,318	526,907

		4,838,714

JORDAN — 0.1%
Arab Bank PLC	10,005	110,775

MALAYSIA — 3.8%
Aeon Co. M Bhd	171,900	392,604
Alliance Financial Group Bhd	185,800	231,517
Berjaya Sports Toto Bhd	90,700	125,607
Bintulu Port Holdings Bhd	78,794	169,022
Bursa Malaysia Bhd	38,093	80,512
Carlsberg Brewery Malay Bhd	276,297	744,346
Dialog Group Bhd	398,008	330,209
Digi.Com Bhd	240,200	293,999
Genting Bhd	145,100	503,502
Genting Malaysia Bhd	19,200	23,197
IGB Corp. Bhd	197,353	153,151
IOI Corp. Bhd	229,360	389,261
KFC Holdings Bhd	398,432	482,643
KNM Group Bhd	116,512	36,387
Malaysian Airline System Bhd (b)	214,800	88,088
Malaysian Resources Corp. Bhd	261,500	178,183
Multi-Purpose Holdings Bhd	138,360	116,537
Naim Holdings Bhd	117,287	60,678
OSK Holdings Bhd	223,350	125,414
OSK Ventures International Bhd (b)	26,800	2,579
SP Setia Bhd	175,950	213,693
TA Enterprise Bhd	236,300	44,353
TA Global Bhd	95,240	8,713
TA Global Bhd Preference Shares	95,226	7,961
Tebrau Teguh Bhd (b)	16,800	3,736
UEM Land Holdings Bhd (b)	412,788	315,125
Unisem M Bhd	14,800	5,089
WCT Bhd	217,100	162,996

		5,289,102

MEXICO — 5.9%
Alfa SAB de CV	25,623	279,083
America Movil SAB de CV	1,995,092	2,261,667
Axtel SAB de CV (a)(b)	78,478	25,025
Cemex SAB de CV (a)(b)	451,129	240,833
Coca-Cola Femsa SAB de CV	31,354	298,187
Consorcio ARA SAB de CV (a)	77,975	21,791
Corporacion GEO SAB de CV (b)	33,111	41,189
Desarrolladora Homex SAB de CV (b)	14,555	40,707
Empresas ICA SAB de CV (b)	31,968	38,805
Fomento Economico Mexicano SAB de CV	107,407	746,712
Grupo Aeroportuario del Sureste SAB de CV	30,895	173,898
Grupo Bimbo SAB de CV (a)	153,167	312,473
Grupo Elektra SA de CV	4,550	451,800
Grupo Financiero Banorte SAB de CV (a)	75,086	227,700
Grupo Financiero Inbursa SA	60,181	110,656
Grupo Mexico SAB de CV (c)	224,249	586,038
Grupo Modelo SAB de CV (c)	39,878	252,864
Grupo Televisa SA de CV (Series CPO)	91,092	383,353
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	81,177	126,518
Industrias CH SAB, Series B (b)	20,859	70,146
Industrias Penoles SA de CV	7,235	317,020
Kimberly-Clark de Mexico SAB de CV	42,041	226,723
Sare Holding SAB de CV (Class B) (b)	92,719	7,840
Telefonos de Mexico SA de CV	13,420	9,761
TV Azteca SAB de CV (a)	179,385	114,274
Urbi Desarrollos Urbanos SA de CV (b)	34,938	39,756
Wal-Mart de Mexico SAB de CV (a)	276,026	756,160

		8,160,979

MOROCCO — 0.5%
Banque Marocaine du Commerce Exterieur	12,696	316,239
Banque Marocaine pour le Commerce et l’Industrie SA	1,120	118,255
Douja Promotion Groupe Addoha SA	7,713	62,900
Holcim Maroc SA	679	155,266

		652,660

PERU — 1.1%
Compania de Minas Buenaventura SA	12,932	487,450
Credicorp, Ltd.	4,671	511,334
Southern Copper Corp. (a)	12,150	366,687
Volcan Compania Minera SAA (Class B)	164,276	182,157

		1,547,628

PHILIPPINES — 0.7%
Ayala Land, Inc.	624,480	215,873
Bank of the Philippine Islands	199,468	251,069
BDO Unibank, Inc.	107,674	144,858
Filinvest Land, Inc.	2,870,000	64,789
Philippine Long Distance Telephone Co.	4,805	278,516

		955,105

POLAND — 1.1%
Asseco Poland SA	3,814	53,868
Bank BPH SA (b)	803	7,413
Bank Pekao SA	6,891	283,350
Bioton SA (b)	158,431	2,768
BRE Bank SA (b)	1,115	79,876
Cersanit SA (b)	3,207	3,829

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Cersanit SA (b)	13,167	$15,721
Getin Holding SA (b)	13,912	28,562
Globe Trade Centre SA (b)	8,460	22,912
Grupa Lotos SA (b)	5,152	34,957
KGHM Polska Miedz SA	7,387	237,919
Orbis SA (b)	3,530	38,960
PBG SA	950	19,642
Polimex- Mostostal SA	33,042	15,973
Polski Koncern Naftowy Orlen SA GDR (b)	10,322	203,797
Powszechna Kasa Oszczednosci Bank Polski SA	22,035	206,108
Telekomunikacja Polska SA	45,207	226,828

		1,482,483

RUSSIA — 9.3%
Evraz Group SA GDR	3,394	59,361
Gazprom OAO ADR (c)	105,600	1,127,914
Gazprom OAO ADR (c)	316,919	3,378,357
Integra Group Holdings GDR (b)	5,400	9,612
LSR Group GDR	5,020	16,927
LSR Group OJSC GDR	459	1,548
Lukoil OAO ADR	41,246	2,183,976
Mechel OAO ADR (a)	12,851	109,233
MMC Norilsk Nickel OJSC ADR	45,130	690,940
Mobile TeleSystems ADR	39,473	579,464
Mobile Telesystems OJSC	28,255	161,387
NovaTek OAO GDR	10,110	1,265,772
Novolipetsk Steel OJSC GDR	1,389	27,280
Novorossiysk Commercial Sea Trade Port PJSC GDR	2,861	21,429
Pharmstandard GDR (b)	2,853	40,227
Polymetal International PLC (b)	5,014	85,247
Rosneft Oil Co. GDR	135,282	892,861
Rostelecom ADR (b)	4,459	126,595
Severstal GDR (a)	22,928	261,150
Sistema JSFC GDR (a)	6,098	102,508
Surgutneftegas OJSC ADR	119,885	938,700
Tatneft ADR	13,967	413,423
TMK OAO GDR	2,082	18,738
VimpelCom, Ltd. ADR	24,220	229,363
VTB Bank OJSC GDR (e)	34,147	123,271
X5 Retail Group NV GDR (b)	1,698	38,782

		12,904,065

SOUTH AFRICA — 10.0%
ABSA Group, Ltd.	16,326	285,130
Adcock Ingram Holdings, Ltd.	5,094	38,962
Adcorp Holdings, Ltd.	23,008	72,671
Afgri, Ltd.	121,174	78,647
African Bank Investments, Ltd.	65,362	277,692
African Rainbow Minerals, Ltd.	8,020	169,869
Allied Electronics Corp., Ltd. Preference Shares	28,069	78,504
Anglo Platinum, Ltd. (a)	2,940	193,733
AngloGold Ashanti, Ltd.	12,123	515,649
Aquarius Platinum, Ltd.	20,130	49,022
ArcelorMittal South Africa, Ltd.	9,415	79,976
Aspen Pharmacare Holdings, Ltd. (b)	26,204	313,796
Aveng, Ltd.	27,162	111,025
Avusa, Ltd.	4,709	10,563
Barloworld, Ltd.	11,624	108,171
Bidvest Group, Ltd.	17,040	326,726
Business Connexion Group, Ltd.	100,009	67,016
Cadiz Holdings	65,441	20,508
Coronation Fund Managers, Ltd.	93,479	262,835
Discovery Holdings, Ltd.	15,308	82,481
Eqstra Holdings, Ltd.	14,976	13,894
FirstRand, Ltd.	216,468	556,091
Gold Fields, Ltd.	36,490	563,165
Grindrod, Ltd.	45,722	79,286
Group Five, Ltd.	12,979	36,509
Harmony Gold Mining Co., Ltd.	10,937	128,696
Impala Platinum Holdings, Ltd.	26,485	548,996
Imperial Holdings, Ltd.	8,967	137,170
Investec, Ltd.	9,907	54,079
Invicta Holdings, Ltd.	27,727	170,688
JD Group, Ltd.	9,763	58,650
Kagiso Media, Ltd.	50,878	113,372
Kumba Iron Ore, Ltd. (a)	2,834	175,515
Lewis Group, Ltd.	11,744	116,590
Massmart Holdings, Ltd. (a)	7,646	160,063
Metorex, Ltd. (b)	33,863	37,078
MMI Holdings, Ltd.	48,887	103,546
MTN Group, Ltd.	70,454	1,254,286
Murray & Roberts Holdings, Ltd. (b)	24,033	76,355
Naspers, Ltd.	20,358	890,609
Nedbank Group, Ltd.	18,744	336,646
Netcare, Ltd.	102,245	170,337
Northam Platinum, Ltd.	14,662	54,483
Pretoria Portland Cement Co., Ltd.	9,952	33,763
PSG Group, Ltd.	20,261	117,951
Reinet Investments SCA ADR (b)	8,176	14,330
Remgro, Ltd.	20,979	308,238
RMB Holdings, Ltd.	43,959	148,646
RMI Holdings	60,652	100,668
Sanlam, Ltd.	99,175	354,398
Sappi, Ltd. (a)(b)	13,805	40,696
Sasol, Ltd.	22,288	1,064,239
Shoprite Holdings, Ltd.	34,958	589,749
Standard Bank Group, Ltd.	42,617	521,271
Steinhoff International Holdings, Ltd. (a)(b)	84,955	241,815
Sun International, Ltd.	8,082	84,089
Super Group, Ltd. (b)	6,382	8,498
Telkom SA, Ltd.	13,075	47,047
The Foschini Group, Ltd.	15,317	199,189
Tiger Brands, Ltd.	9,548	296,703
Trans Hex Group, Ltd. (b)	1,229	502
Truworths International, Ltd.	30,340	277,530
Wilson Bayly Holmes-Ovcon, Ltd.	11,249	146,566
Woolworths Holdings, Ltd.	62,347	301,178

		13,876,146

TAIWAN — 11.2%
Acer, Inc.	123,758	143,463
Advanced Semiconductor Engineering, Inc.	296,716	253,804
Asustek Computer, Inc.	27,340	194,583
AU Optronics Corp. ADR (a)	53,807	232,446
Cathay Financial Holding Co., Ltd.	201,789	217,923
Chang Hwa Commercial Bank	290,990	158,089
Chimei Innolux Corp. (b)	104,874	42,256

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

China Development Financial Holding Corp.	584,945	$165,560
China Steel Chemical Corp.	185,345	707,003
China Steel Corp.	363,701	345,936
Chinatrust Financial Holding Co., Ltd.	411,803	257,045
Chipbond Technology Corp.	15,000	14,614
Chunghwa Telecom Co., Ltd.	119,457	394,521
CMC Magnetics Corp. (b)	147,000	24,274
Compal Electronics, Inc.	249,774	249,122
Delta Electronics, Inc.	95,340	226,708
Elite Semiconductor Memory Technology, Inc.	77,750	62,911
Epistar Corp.	27,850	59,142
Etron Technology, Inc.	12,445	3,987
Far Eastern New Century Corp.	247,700	287,548
Formosa Chemicals & Fibre Corp.	124,460	328,424
Formosa Epitaxy, Inc.	11,000	6,612
Formosa Plastics Corp.	195,610	521,988
Foxconn Technology Co., Ltd.	59,097	188,539
Fubon Financial Holding Co., Ltd.	292,314	309,411
Giant Manufacturing Co., Ltd.	140,802	544,068
Grape King, Inc.	125,000	152,333
Hon Hai Precision Industry Co., Ltd.	283,398	775,907
Hotai Motor Co., Ltd.	72,000	345,982
HTC Corp.	41,198	676,225
Hua Nan Financial Holdings Co., Ltd.	304,922	164,651
Lite-On Technology Corp.	125,734	141,601
MediaTek, Inc.	33,329	305,453
Mega Financial Holding Co., Ltd.	157,640	105,166
Mosel Vitelic, Inc. (b)	6,827	924
Nan Ya Plastics Corp.	191,690	380,480
National Petroleum Co., Ltd.	268,000	274,382
Neo Solar Power Corp.	9,768	6,146
Novatek Microelectronics Corp.	24,225	60,724
Pan Jit International, Inc.	13,000	6,247
Pegatron Corp.	41,686	45,363
Pou Chen Corp.	176,531	144,879
Powerchip Technology Corp. (b)	198,189	5,629
Powertech Technology, Inc.	53,285	112,803
Precision Silicon Corp.	23,909	10,502
ProMOS Technologies, Inc. (b)(d)	130,950	1,470
Quanta Computer, Inc.	167,664	352,726
Raydium Semiconductor Corp.	9,259	19,265
Shin Kong Financial Holding Co., Ltd. (b)	188,252	53,344
Siliconware Precision Industries Co.	122,578	109,708
SinoPac Financial Holdings Co., Ltd.	402,393	122,529
Solar Applied Materials Technology Corp.	118,416	121,627
Solartech Energy Corp.	8,993	8,762
Taishin Financial Holdings Co., Ltd.	368,100	127,648
Taiwan Cement Corp.	216,533	250,294
Taiwan Semiconductor Manufacturing Co., Ltd.	833,000	2,085,320
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	146,738	1,894,388
Taiwan Tea Corp.	77,913	34,223
Tatung Co., Ltd. (b)	125,885	31,639
Tripod Technology Corp.	53,320	128,550
United Microelectronics Corp. ADR (a)	182,367	390,265
Unity Opto Technology Co., Ltd.	14,759	12,235
Visual Photonics Epitaxy Co., Ltd.	105,690	115,188
Wistron Corp.	106,053	134,322

		15,648,877

THAILAND — 2.2%
Advanced Info Service PCL (Foreign ownership limit)	87,715	390,617
Bangkok Expressway PCL	251,459	145,057
Banpu PCL	10,008	173,197
Electricity Generating PCL (Foreign ownership limit)	56,874	173,506
IRPC PCL	641,958	83,017
Kasikornbank PCL	41,200	159,315
PTT Exploration & Production PCL	78,198	417,634
PTT PCL	52,824	532,426
Siam Cement PCL (c)	28,500	282,742
Siam Cement PCL (c)	300	3,480
Siam Commercial Bank PCL (Foreign ownership limit)	83,002	302,543
Thai Oil PCL	78,995	146,473
Tisco Financial Group PCL	110,253	132,793
TMB Bank PCL	3,212,517	160,880

		3,103,680

TURKEY — 1.5%
Akbank TAS	72,733	231,840
Anadolu Efes Biracilik Ve Malt Sanayii AS	15,636	188,765
Dogan Sirketler Grubu Holdings AS (b)	105,244	29,535
Dogan Yayin Holding AS (b)	92,883	24,590
Eregli Demir ve Celik Fabrikalari TAS	66,063	114,734
Haci Omer Sabanci Holding AS	38,797	110,931
KOC Holding AS	55,450	166,767
Migros Ticaret AS (b)	611	4,092
Tupras-Turkiye Petrol Rafinerileri AS	8,816	186,720
Turkcell Iletisim Hizmetleri AS (b)	33,432	157,194
Turkiye Garanti Bankasi AS	156,112	487,695
Turkiye Is Bankasi	90,847	159,220
Ulker Biskuvi Sanayi AS	36,933	105,601
Yapi ve Kredi Bankasi AS (b)	58,442	83,241

		2,050,925

UNITED KINGDOM — 0.2%
British American Tobacco PLC	5,214	247,667

TOTAL COMMON STOCKS —
(Cost $152,034,568)		135,161,622

SHORT TERM INVESTMENTS — 9.1%
UNITED STATES — 9.1%
MONEY MARKET FUNDS — 9.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	11,959,298	11,959,298

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.15% (g)(h)(i)	626,143	$626,143

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,585,441)		12,585,441

TOTAL INVESTMENTS — 106.2% (j)
(Cost $164,620,009)		147,747,063
OTHER ASSETS & LIABILITIES — (6.2)%		(8,605,320)

NET ASSETS — 100.0%		$139,141,743

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	Security, or a portion thereof, is designated on the Fund’s books of pledged as collateral for futures contracts.
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

At December 31, 2011, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Appreciation

MSCI Taiwan Index Futures	1/30/2012	174	$4,404,205	$4,410,900	$6,695

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

	PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	17.2%
Commercial Banks	15.0
Metals & Mining	8.7
Wireless Telecommunication Services	6.8
Semiconductors & Semiconductor Equipment	3.9
Beverages	3.3
Internet Software & Services	2.6
Diversified Telecommunication Services	2.3
Food Products	2.1
Automobiles	2.1
Insurance	2.0
Real Estate Management & Development	1.9
Diversified Financial Services	1.7
IT Services	1.7
Chemicals	1.6
Food & Staples Retailing	1.4
Industrial Conglomerates	1.4
Specialty Retail	1.4
Construction & Engineering	1.3
Multiline Retail	1.3
Electric Utilities	1.3
Media	1.2
Computers & Peripherals	1.2
Electronic Equipment, Instruments & Components	1.2
Hotels, Restaurants & Leisure	1.2
Construction Materials	1.1
Transportation Infrastructure	0.9
Independent Power Producers & Energy Traders	0.9
Pharmaceuticals	0.8
Communications Equipment	0.8
Tobacco	0.6
Thrifts & Mortgage Finance	0.6
Household Products	0.6
Capital Markets	0.5
Machinery	0.5
Airlines	0.5
Household Durables	0.4
Leisure Equipment & Products	0.4
Electrical Equipment	0.4
Gas Utilities	0.4
Water Utilities	0.3
Marine	0.3
Energy Equipment & Services	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Health Care Providers & Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Paper & Forest Products	0.1
Aerospace & Defense	0.1
Distributors	0.1
Road & Rail	0.1
Professional Services	0.1
Health Care Equipment & Supplies	0.0	***
Software	0.0	***
Air Freight & Logistics	0.0	***
Auto Components	0.0	***
Building Products	0.0	***
Biotechnology	0.0	***
Short Term Investments	9.1
Other Assets & Liabilities	(6.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Orascom Telecom Holding SAE, which was Level 2 and part of the Wireless Telecommunication Services Industry, representing 0.01% of net assets, Chaoda Modern Agriculture Holdings, Ltd., which was Level 2 and part of the Agricultural Products Industry, representing 0.01% of net assets, Bajaj Holdings and Investment, Ltd., which was Level 2 and part of the Hotels, Restaurants & Leisure Industry, representing 0.02% of net assets, ProMOS Technologies, Inc., which was Level 2 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets and Indiabulls Infrastructure & Power, Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 19.7%
AES Tiete SA	66,211	$839,152
AES Tiete SA Preference Shares	139,914	2,016,292
Banco do Brasil SA	17,638	224,110
Banco do Brasil SA ADR	110,163	1,388,054
CCR SA	298,730	1,957,100
Cia Energetica de Minas Gerais	38,361	561,456
Cia Energetica do Ceara Preference Shares	32,586	601,843
Companhia de Saneamento de Minas Gerais-Copasa MG	97,826	1,751,716
Companhia de Transmissao de Energia Electrica Paulista Preference Shares	65,294	2,029,969
Companhia Energetica de Minas Gerais ADR (a)	108,540	1,930,927
EDP — Energias do Brasil SA	88,665	1,972,710
Eletropaulo Metropolitana SA Preference Shares	240,705	4,710,217
Natura Cosmeticos SA	90,129	1,752,085
Redecard SA	148,845	2,329,331
Souza Cruz SA	169,957	2,087,503
Sul America SA	182,680	1,478,873
Telefonica Brasil SA ADR (a)	78,162	2,136,167
Tractebel Energia SA	20,445	328,391
Tractebel Energia SA ADR (a)	104,177	1,673,311

		31,769,207

CHILE — 5.3%
AES Gener SA	1,432,517	758,383
Aguas Andinas SA Class A	3,793,948	2,176,526
Banco de Chile ADR (a)	24,550	2,006,963
Corpbanca SA ADR (a)	34,328	682,784
ENTEL Chile SA	102,279	1,900,072
Inversiones Aguas Metropolitanas SA	509,554	782,797
Quinenco SA	120,254	289,378

		8,596,903

CHINA — 4.6%
Bank of China, Ltd.	536	198
Guangzhou R&F Properties Co., Ltd. (a)	1,520,311	1,201,904
Jiangsu Expressway Co., Ltd.	2,214,000	2,038,228
Shenzhou International Group Holdings, Ltd.	560,000	759,972
Soho China, Ltd. (a)	2,316,500	1,542,027
Zhejiang Expressway Co., Ltd.	2,892,000	1,876,713

		7,419,042

CZECH REPUBLIC — 3.4%
CEZ AS (a)	42,841	1,714,050
Komercni Banka AS	9,180	1,556,067
Philip Morris CR AS	893	571,839
Telefonica O2 Czech Republic AS (a)	85,809	1,673,348

		5,515,304

EGYPT — 1.0%
Egyptian Kuwait Holding Co.	416,743	408,408
Telecom Egypt	522,111	1,143,653

		1,552,061

HONG KONG — 3.9%
Bosideng International Holdings, Ltd.	7,325,600	2,075,081
China Dongxiang Group Co. (a)	8,247,000	1,401,648
China Mobile, Ltd.	237,337	2,319,403
Shenzhen Investment, Ltd.	2,396,282	428,866

		6,224,998

HUNGARY — 1.0%
Magyar Telekom Telecommunications PLC	719,393	1,539,827

INDIA — 1.8%
Hero Motocorp, Ltd.	34,289	1,230,123
Indiabulls Financial Services, Ltd.	137,940	357,935
Oil & Natural Gas Corp., Ltd.	280,097	1,353,411

		2,941,469

INDONESIA — 2.2%
Astra Agro Lestari Tbk PT	542,500	1,298,291
Astra International Tbk PT	274,500	2,240,198

		3,538,489

MALAYSIA — 5.2%
Alliance Financial Group Bhd	601,500	749,503
British American Tobacco Malaysia Bhd	40,900	644,078
Digi.Com Bhd	2,139,900	2,619,184
Lafarge Malayan Cement Bhd	171,000	377,603
Public Bank Bhd	485,000	2,047,098
UMW Holdings Bhd	851,800	1,880,946

		8,318,412

MEXICO — 3.2%
Grupo Aeroportuario del Pacifico SAB de CV	295,784	1,001,041
Industrias Penoles SA de CV (a)	56,126	2,459,307
Kimberly-Clark de Mexico SAB de CV	326,956	1,763,245

		5,223,593

MOROCCO — 0.6%
Maroc Telecom	58,202	920,764

PERU — 0.5%
Sociedad Minera Cerro Verde SAA (b)	20,326	731,736

PHILIPPINES — 1.4%
Philippine Long Distance Telephone Co. ADR	39,814	2,294,083

POLAND — 0.6%
Asseco Poland SA	67,426	952,303

RUSSIA — 2.3%
Surgutneftegas OJSC ADR Preference Shares	429,842	2,187,896
Tatneft ADR	52,301	1,548,109

		3,736,005

SOUTH AFRICA — 7.7%
African Bank Investments, Ltd.	422,561	1,795,259
Growthpoint Properties, Ltd. (a)	782,094	1,796,993
Kumba Iron Ore, Ltd. (a)	29,248	1,811,381
Lewis Group, Ltd.	116,336	1,154,945
Pick’ n Pay Holdings, Ltd.	203,706	485,711
Resilient Property Income Fund, Ltd.	191,481	824,184
The Foschini Group, Ltd.	170,803	2,221,196
Woolworths Holdings, Ltd.	485,453	2,345,067

		12,434,736

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 7.7%
Kangwon Land, Inc. (b)	74,070	$1,748,875
Korea Exchange Bank	622,230	3,969,957
KT Corp. ADR	117,758	1,841,735
KT&G Corp.	33,256	2,349,860
LG Uplus Corp. (b)	387,750	2,490,755

		12,401,182

TAIWAN — 18.0%
Asia Cement Corp.	1,351,740	1,517,856
Chicony Electronics Co., Ltd.	1,121,180	1,838,455
Chunghwa Telecom Co., Ltd.	114,000	376,499
Chunghwa Telecom Co., Ltd. ADR	48,927	1,628,291
Compal Electronics, Inc.	1,761,000	1,756,405
Eternal Chemical Co., Ltd.	1,030,850	801,761
Farglory Land Development Co., Ltd.	587,000	920,853
Fubon Financial Holding Co., Ltd.	1,424,731	1,508,063
Highwealth Construction Corp.	887,000	1,274,299
HTC Corp.	105	1,723
Lite-On Technology Corp.	1,633,915	1,840,104
Macronix International Co., Ltd.	3,488,000	1,393,864
MediaTek, Inc.	200,000	1,832,953
Pou Chen Corp.	1,985,000	1,629,091
Quanta Computer, Inc.	874,000	1,838,693
Taiwan Cement Corp.	1,357,000	1,568,579
Taiwan Mobile Co., Ltd.	700,200	2,182,994
TSRC Corp.	747,000	1,833,023
Wistron Corp.	1,234,781	1,563,917
Yuanta Financial Holding Co., Ltd. (b)	3,280,703	1,673,994

		28,981,417

THAILAND — 5.1%
Advanced Info Service PCL	287,900	1,282,090
Advanced Info Service PCL (Foreign ownership limit)	79,530	354,167
Advanced Info Service PCL, NVDR	236,232	1,052,000
Delta Electronics Thai PCL	428,600	294,790
Delta Electronics Thai PCL, NVDR	309,800	213,080
Electricity Generating PCL	115,000	350,832
Electricity Generating PCL, NVDR	83,400	254,429
Land and Houses PCL	3,877,700	755,875
Land and Houses PCL, NVDR	5,885,745	1,147,301
Total Access Communication PCL	706,510	1,556,337
Total Access Communication PCL, NVDR	465,000	1,024,326

		8,285,227

TURKEY — 4.2%
Eregli Demir ve Celik Fabrikalari TAS	865,370	1,502,920
Ford Otomotiv Sanayi AS	270,149	2,188,542
Tofas Turk Otomobil Fabrikasi AS	486,602	1,525,301
Turk Telekomunikasyon AS	422,951	1,572,125

		6,788,888

TOTAL COMMON STOCKS —
(Cost $164,151,955)		160,165,646

RIGHTS — 0.0% (c)
CHILE — 0.0% (c)
Quinenco SA expires 1/18/12 (b) (Cost $0)	19,424	0

SHORT TERM INVESTMENTS — 4.6%
UNITED STATES — 4.6%
MONEY MARKET FUNDS — 4.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,306,422	7,306,422
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,306,522)		7,306,522

TOTAL INVESTMENTS — 104.0%
(Cost $171,458,477)		167,472,168
OTHER ASSETS & LIABILITIES — (4.0)%		(6,366,955)

NET ASSETS — 100.0%		$161,105,213

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Wireless Telecommunication Services	10.2%
Diversified Telecommunication Services	9.4
Electric Utilities	8.5
Commercial Banks	7.9
Real Estate Management & Development	6.1
Computers & Peripherals	5.5
Automobiles	4.5
Transportation Infrastructure	4.3
Metals & Mining	4.0
Independent Power Producers & Energy Traders	3.9
Textiles, Apparel & Luxury Goods	3.7
Tobacco	3.5
Oil, Gas & Consumable Fuels	3.1
Water Utilities	2.9
Diversified Financial Services	2.2
Construction Materials	2.2
Specialty Retail	2.1
Semiconductors & Semiconductor Equipment	2.0
Chemicals	1.6
Multiline Retail	1.5
IT Services	1.4
Capital Markets	1.3
Auto Components	1.2
Household Products	1.1
Personal Products	1.1
Hotels, Restaurants & Leisure	1.1
Insurance	0.9
Food Products	0.8
Software	0.6
Electronic Equipment, Instruments & Components	0.3
Food & Staples Retailing	0.3
Industrial Conglomerates	0.2
Communications Equipment	0.0 ***
Short Term Investments	4.6
Other Assets & Liabilities	(4.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements)
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 24.0%
Banco Bradesco SA ADR (a)	765,560	$12,769,541
BRF — Brasil Foods SA ADR (a)	273,635	5,349,564
Companhia de Bebidas das Americas Preference Shares ADR (a)	301,043	10,864,642
Companhia Energetica de Minas Gerais ADR (a)	155,229	2,761,524
Companhia Siderurgica Nacional SA ADR	319,236	2,611,350
Gerdau SA ADR	375,854	2,935,420
Itau Unibanco Holding SA Preference Shares ADR	908,007	16,852,610
Petroleo Brasileiro SA ADR	660,461	16,412,456
Vale SA ADR	539,956	11,582,056

		82,139,163

CHINA — 33.6%
Agricultural Bank of China, Ltd. (a)	9,989,000	4,295,736
Baidu, Inc. ADR (b)	109,949	12,805,760
Bank of China, Ltd.	24,767,254	9,120,380
China Construction Bank Corp. (a)	29,855,610	20,835,038
China Life Insurance Co., Ltd.	3,208,000	7,930,575
China Merchants Bank Co., Ltd. (a)	1,633,436	3,301,953
China Petroleum & Chemical Corp.	6,942,288	7,302,873
China Shenhua Energy Co., Ltd.	1,408,500	6,111,613
China Telecom Corp., Ltd.	5,726,610	3,259,034
Industrial & Commercial Bank of China (a)	25,549,960	15,165,621
PetroChina Co., Ltd.	8,982,171	11,183,477
Ping An Insurance Group Co. of China, Ltd.	762,000	5,023,356
Tencent Holdings, Ltd.	426,900	8,580,214

		114,915,630

HONG KONG — 11.5%
China Mobile, Ltd.	2,110,500	20,625,106
China Overseas Land & Investment, Ltd. (a)	1,616,560	2,701,690
China Unicom (Hong Kong), Ltd. (a)	2,018,000	4,245,631
CNOOC, Ltd.	6,661,221	11,647,231

		39,219,658

INDIA — 4.5%
HDFC Bank, Ltd. ADR (a)	60,808	1,598,034
ICICI Bank, Ltd. ADR	22,553	596,076
Infosys Technologies, Ltd. ADR (a)	145,772	7,489,765
Reliance Industries, Ltd. GDR (c)	220,036	5,852,958

		15,536,833

RUSSIA — 26.2%
Gazprom OAO ADR (d)	34,375	367,159
Gazprom OAO ADR (d)	2,436,589	25,974,039
Lukoil OAO ADR	248,091	13,136,418
MMC Norilsk Nickel OJSC ADR	329,803	5,049,284
Mobile TeleSystems ADR	200,442	2,942,488
NovaTek OAO GDR	38,763	4,853,128
Rosneft Oil Co. GDR	691,947	4,566,850
Sberbank of Russia ADR (b)	2,225,473	22,121,202
Surgutneftegas OJSC ADR	413,147	3,234,941
Tatneft ADR	103,166	3,053,714
Uralkali OJSC GDR	117,428	4,227,408

		89,526,631

TOTAL COMMON STOCKS —
(Cost $377,586,546)		341,337,915

SHORT TERM INVESTMENTS — 9.2%
UNITED STATES — 9.2%
MONEY MARKET FUNDS — 9.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	28,100,132	28,100,132
State Street Institutional Liquid Reserves Fund 0.15% (f)(g)	3,274,063	3,274,063

TOTAL SHORT TERM INVESTMENTS —
(Cost $31,374,195)		31,374,195

TOTAL INVESTMENTS — 109.0%
(Cost $408,960,741)		372,712,110
OTHER ASSETS & LIABILITIES — (9.0)%		(30,716,275)

NET ASSETS — 100.0%		$341,995,835

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.7% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	33.2%
Commercial Banks	31.2
Wireless Telecommunication Services	6.9
Metals & Mining	6.5
Internet Software & Services	6.2
Insurance	3.8
Beverages	3.2
Diversified Telecommunication Services	2.2
IT Services	2.2
Food Products	1.6
Chemicals	1.2
Electric Utilities	0.8
Real Estate Management & Development	0.8
Short Term Investments	9.2
Other Assets & Liabilities	(9.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
CZECH REPUBLIC — 4.5%
CEZ AS	59,841	$2,394,213
Komercni Banka AS	4,069	689,721
Telefonica O2 Czech Republic AS	24,497	477,712
Unipetrol (a)	40,128	349,289

		3,910,935

HUNGARY — 3.6%
Magyar Telekom Telecommunications PLC	237,484	508,323
MOL Hungarian Oil and Gas NyRt (a)(b)	12,356	884,129
OTP Bank NyRt (b)	69,065	916,606
Richter Gedeon NyRt	5,287	745,717

		3,054,775

POLAND — 13.1%
Agora SA	44,018	142,285
Asseco Poland SA	21,331	301,272
Bank Pekao SA	30,869	1,269,297
Bioton SA (a)	1,047,750	18,307
BRE Bank SA (a)	4,994	357,758
Cersanit SA (a)	15,720	18,769
Cersanit SA (a)	62,883	75,080
Echo Investment SA (a)	130,428	124,960
Getin Holding SA (a)	80,742	165,766
Globe Trade Centre SA (a)	52,516	142,226
ING Bank Slaski SA	23,970	548,652
KGHM Polska Miedz SA	34,473	1,110,300
Lubelski Wegiel Bogdanka SA	9,708	293,732
Netia SA (a)	550,317	849,366
Orbis SA (a)	6,500	71,739
PBG SA	4,277	88,431
Polimex- Mostostal SA	148,224	71,653
Polska Grupa Energetyczna SA	99,345	598,856
Polski Koncern Naftowy Orlen SA (a)	60,371	595,983
Powszechna Kasa Oszczednosci Bank Polski SA	147,556	1,380,189
Powszechny Zaklad Ubezpieczen SA	5,891	530,095
Tauron Polska Energia SA	387,304	603,409
Telekomunikacja Polska SA	306,716	1,538,961
TVN SA	77,540	232,578
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,397	93,569

		11,223,233

RUSSIA — 64.5%
Evraz Group SA GDR	38,110	666,544
Gazprom Neft JSC ADR (b)	27,902	655,697
Gazprom OAO ADR (c)	1,359,579	14,493,112
Gazprom OAO ADR (c)	62,819	670,970
Integra Group Holdings GDR (a)	132,667	236,147
Lukoil OAO ADR	122,721	6,498,077
Magnit OJSC GDR	37,970	803,445
Mechel OAO ADR	30,075	255,638
MMC Norilsk Nickel OJSC ADR	246,188	3,769,138
Mobile TeleSystems ADR	114,408	1,679,509
Mobile Telesystems OJSC	135,721	775,211
NovaTek OAO GDR	30,652	3,837,631
Novolipetsk Steel OJSC GDR	9,588	188,308
Pharmstandard GDR (a)	9,210	129,861
PIK Group GDR (a)(b)	73,561	181,696
PIK Group GDR (a)	1,000	2,470
Polymetal International PLC (a)	50,921	865,752
Polymetal JSC GDR (a)	1,595	25,727
Polyus Gold International Ltd. GDR (a)	102,633	307,899
Rosneft Oil Co. GDR	535,648	3,535,276
Rostelecom ADR (a)	49,100	1,393,993
Sberbank	2,267,572	5,102,037
Severstal GDR	74,475	848,270
Sistema JSFC GDR	31,252	525,346
Surgutneftegas OJSC ADR	351,624	2,753,216
Tatneft ADR	38,851	1,149,990
Uralkali OJSC GDR	48,828	1,757,808
VimpelCom, Ltd. ADR	111,257	1,053,604
VTB Bank OJSC GDR	315,609	1,139,348
X5 Retail Group NV GDR (a)	8,620	196,881
X5 Retail Group NV GDR (a)	362	8,268

		55,506,869

TURKEY — 14.4%
Akbank TAS	346,588	1,104,765
Anadolu Anonim Turk Sigorta	375,747	157,175
Anadolu Efes Biracilik Ve Malt Sanayii AS	79,332	957,730
Arcelik AS	206,817	670,190
Asya Katilim Bankasi AS (a)	113,067	95,190
BIM Birlesik Magazalar AS	19,770	549,574
Dogan Sirketler Grubu Holdings AS (a)	387,056	108,620
Dogan Yayin Holding AS (a)	893,845	236,642
Dogus Otomotiv Servis ve Ticaret AS (a)	216,519	338,203
Enka Insaat ve Sanayi AS	145,342	315,526
Eregli Demir ve Celik Fabrikalari TAS	308,093	535,076
Haci Omer Sabanci Holding AS	181,620	519,299
Hurriyet Gazetecilik ve Matbaacilik AS (a)	288,410	106,898
KOC Holding AS	235,856	709,341
Tupras-Turkiye Petrol Rafinerileri AS	34,130	722,864
Turk Hava Yollari Anonim Ortakligi (a)	423,256	475,115
Turk Telekomunikasyon AS	60,222	223,848
Turkcell Iletisim Hizmetleri AS (a)	209,274	983,985
Turkiye Garanti Bankasi AS	699,932	2,186,593
Turkiye Halk Bankasi AS	46,062	241,456
Turkiye Is Bankasi	294,648	516,406
Vestel Elektronik Sanayi (a)	195,832	187,682
Yapi ve Kredi Bankasi AS (a)	326,558	465,128

		12,407,306

TOTAL COMMON STOCKS —
(Cost $126,861,488)		86,103,118

SHORT TERM INVESTMENTS — 1.6%
UNITED STATES — 1.6%
MONEY MARKET FUNDS — 1.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,396,270	1,396,270

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	100	$100

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,396,370)		1,396,370

TOTAL INVESTMENTS — 101.7%
(Cost $128,257,858)		87,499,488
OTHER ASSETS & LIABILITIES — (1.7)%		(1,486,882)

NET ASSETS — 100.0%		$86,012,606

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	41.9%
Commercial Banks	18.7
Metals & Mining	10.1
Wireless Telecommunication Services	5.9
Diversified Telecommunication Services	5.8
Electric Utilities	4.2
Chemicals	2.4
Food & Staples Retailing	1.7
Industrial Conglomerates	1.3
Household Durables	1.2
Beverages	1.1
Pharmaceuticals	1.1
Media	0.9
Insurance	0.8
Diversified Financial Services	0.6
Airlines	0.6
Distributors	0.4
Software	0.4
Real Estate Management & Development	0.3
Energy Equipment & Services	0.3
Construction & Engineering	0.2
Building Products	0.1
Hotels, Restaurants & Leisure	0.1
Biotechnology	0.0 ***
Short Term Investments	1.6
Other Assets & Liabilities	(1.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BRAZIL — 61.5%
AES Tiete SA Preference Shares	35,779	$515,609
All America Latina Logistica SA	86,543	431,497
B2W Companhia Global do Varejo	34,083	164,454
Banco Bradesco SA ADR (a)	270,729	4,515,760
Banco do Brasil SA	84,667	1,075,785
Banco do Brasil SA ADR (a)	32,401	408,253
Banco Santander Brazil SA ADS (a)	90,242	734,570
BM&FBOVESPA SA	288,748	1,517,078
BR Malls Participacoes SA	46,274	449,529
Bradespar SA Preference Shares	49,777	845,695
Brasil Telecom SA ADR	11,874	73,619
Brasil Telecom SA Preference Shares ADR (a)	20,620	366,830
Braskem SA Preference Shares ADR (a)	22,663	319,548
BRF — Brasil Foods SA	29,843	582,700
BRF — Brasil Foods SA ADR (a)	56,095	1,096,657
CCR SA	124,317	814,450
Centrais Eletricas Brasileiras SA	6,825	65,277
Centrais Eletricas Brasileiras SA ADR	49,697	475,322
Cielo SA	26,887	694,788
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	22,389	815,631
Companhia de Bebidas das Americas Preference Shares ADR (a)	127,827	4,613,276
Companhia de Saneamento Basico do Estado de Sao Paulo (b)	29,131	812,591
Companhia Energetica de Minas Gerais ADR (a)	73,948	1,315,535
Companhia Energetica de Sao Paulo Preference Shares	43,946	778,671
Companhia Paranaense de Energia Preference Shares	24,045	501,461
Companhia Siderurgica Nacional SA ADR	133,907	1,095,359
Cosan SA Industria e Comercio	28,485	412,328
CPFL Energia SA ADR (a)	12,894	363,740
Cyrela Brazil Realty SA	59,689	474,888
Cyrela Commercial Properties SA Empreendimentos e Participacoes	46,520	405,281
Diagnosticos da America SA	27,810	231,098
Duratex SA	96,782	462,831
Empresa Brasileira de Aeronautica SA	85,075	536,380
Fertilizantes Heringer SA (b)	4,212	25,065
Fibria Celulose SA ADR (a)	48,785	379,059
Gafisa SA	42,010	92,792
Gerdau SA ADR (a)	82,268	642,513
Gerdau SA Preference Shares	16,000	124,380
Gol Linhas Aereas Inteligentes SA Preference Shares	27,271	181,880
Investimentos Itau SA	71,633	553,017
Investimentos Itau SA Preference Shares	368,651	2,229,397
Itau Unibanco Holding SA Preference Shares ADR	317,925	5,900,688
JBS SA (b)	132,382	431,515
LLX Logistica SA (b)	77,763	140,497
Lojas Americanas SA Preference Shares	119,474	915,951
Lojas Renner SA	26,727	693,662
Metalurgica Gerdau SA Preference Shares	71,450	686,058
MMX Mineracao e Metalicos SA (b)	15,700	56,142
MRV Engenharia e Participacoes SA	2,525	14,485
Natura Cosmeticos SA	34,051	661,943
OGX Petroleo e Gas Participacoes SA (b)	107,804	787,182
OGX Petroleo e Gas Participacoes SA ADR (b)	84,832	618,425
PDG Realty SA Empreendimentos e Participacoes	156,274	494,313
Petroleo Brasileiro SA ADR (c)	288,079	6,766,976
Petroleo Brasileiro SA ADR (c)	209,685	5,210,672
Redecard SA	38,949	609,528
Souza Cruz SA	86,560	1,063,176
TAM SA ADR (a)	14,553	281,601
Tele Norte Leste Participacoes SA ADR (a)	37,283	354,561
Tele Norte Leste Participacoes SA Preference Shares	2,555	24,053
Telefonica Brasil SA Preference Shares	50,180	1,396,243
Tim Participacoes SA	30,367	150,431
Tim Participacoes SA ADR	29,101	750,806
Tractebel Energia SA ADR	4,499	72,264
Ultrapar Participacoes SA ADR	58,658	1,008,918
Usinas Siderurgicas de Minas Gerais SA ADR (a)	86,501	470,704
Usinas Siderurgicas de Minas Gerais SA Preference Shares	24,674	134,267
Vale SA ADR	192,794	4,135,431
Vale SA ADR Preference Shares (a)	295,748	6,092,409

		72,117,495

CHILE — 9.8%
Almendral SA	2,840,399	373,470
Antarchile SA	43,935	648,727
Banco de Chile ADR	7,135	583,286
Banco de Credito e Inversiones	16,868	941,711
Banco Santander Chile ADR	3,405	257,759
CAP SA	22,033	805,056
Cencosud SA ADR (a)(d)	11,731	1,018,731
Compania General de Electricidad SA	125,619	602,159
Empresa Nacional de Electricidad SA ADR	21,463	951,884
Empresas CMPC SA	223,453	821,199
Empresas COPEC SA	83,158	1,115,017
Enersis SA ADR	44,506	784,641
Lan Airlines SA ADR (a)	30,099	699,501
SACI Falabella	181,411	1,410,916
Sociedad Quimica y Minera de Chile SA ADR	8,273	445,501

		11,459,558

COLOMBIA — 1.9%
BanColombia SA ADR (a)	17,868	1,064,218
Ecopetrol SA, ADR	26,802	1,193,225

		2,257,443

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

MEXICO — 22.1%
Alfa SAB de CV (a)	83,762	$912,326
America Movil SAB de CV	6,721,023	7,619,055
Cemex SAB de CV (a)(b)	1,422,349	759,315
Corporacion GEO SAB de CV (b)	111,363	138,532
Desarrolladora Homex SAB de CV (a)(b)	54,884	153,498
Empresas ICA SAB de CV (b)	99,822	121,171
Fomento Economico Mexicano SAB de CV	339,872	2,362,849
Grupo Aeroportuario del Sureste SAB de CV	117,426	660,952
Grupo Bimbo SAB de CV (a)	523,610	1,068,205
Grupo Carso SA de CV	129,368	313,145
Grupo Elektra SA de CV	8,929	886,620
Grupo Financiero Banorte SAB de CV (a)	284,938	864,083
Grupo Financiero Inbursa SA (a)	420,552	773,278
Grupo Mexico SAB de CV	576,366	1,506,237
Grupo Modelo SAB de CV	147,295	933,988
Grupo Televisa SA de CV (Series CPO)	255,952	1,077,154
Grupo Televisa SA de CV ADR	2,050	43,173
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	323,969	504,919
Industrias Penoles SA de CV	15,733	689,382
Inmuebles Carso SAB de CV (b)	175,288	131,636
Kimberly-Clark de Mexico SAB de CV	178,449	962,360
Minera Frisco SAB de CV (a)(b)	135,688	493,054
TV Azteca SAB de CV (a)	581,715	370,571
Urbi Desarrollos Urbanos SA de CV (b)	134,690	153,266
Wal-Mart de Mexico SAB de CV	895,164	2,452,258

		25,951,027

PERU — 4.2%
Compania de Minas Buenaventura SA ADR, Series B	36,176	1,386,988
Compania Minera Milpo SA	167,410	279,379
Credicorp, Ltd.	13,728	1,502,804
Minsur SA	393,972	379,873
Southern Copper Corp.	28,785	868,731
Volcan Compania Minera SAA (Class B)	393,969	436,851

		4,854,626

TOTAL COMMON STOCKS —
(Cost $138,704,977)		116,640,149

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Gol Linhas Aereas Inteligentes SA (expiring 01/26/12) (b) (Cost $0)	1,358	7

SHORT TERM INVESTMENTS — 10.8%
UNITED STATES — 10.8%
MONEY MARKET FUNDS — 10.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	12,477,077	12,477,077
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	146,983	146,983

TOTAL SHORT TERM INVESTMENTS —
(Cost $12,624,060)		12,624,060

TOTAL INVESTMENTS — 110.3%
(Cost $151,329,037)		129,264,216
OTHER ASSETS & LIABILITIES — (10.3)%		(12,025,761)

NET ASSETS — 100.0%		$117,238,455

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of December 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	18.3%
Metals & Mining	18.0
Oil, Gas & Consumable Fuels	13.3
Wireless Telecommunication Services	7.2
Beverages	6.7
Food & Staples Retailing	3.7
Electric Utilities	3.5
Food Products	3.1
Multiline Retail	2.6
Industrial Conglomerates	2.6
Diversified Telecommunication Services	2.2
Independent Power Producers & Energy Traders	2.0
Paper & Forest Products	1.4
Diversified Financial Services	1.4
Transportation Infrastructure	1.4
Household Durables	1.2
Media	1.2
IT Services	1.1
Airlines	1.0
Tobacco	0.9
Household Products	0.8
Specialty Retail	0.8
Real Estate Management & Development	0.7
Water Utilities	0.7
Chemicals	0.7
Construction Materials	0.7
Personal Products	0.6
Construction & Engineering	0.5
Aerospace & Defense	0.5
Road & Rail	0.4
Health Care Providers & Services	0.2
Internet & Catalog Retail	0.1
Short Term Investments	10.8
Other Assets & Liabilities	(10.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
EGYPT — 4.8%
Arab Cotton Ginning	48,576	$16,995
Commercial International Bank Egypt SAE	261,694	811,454
Eastern Tobacco	28,675	441,007
Egyptian Co. for Mobile Services	10,740	139,318
Egyptian Financial Group-Hermes Holding (a)	110,083	182,719
Egyptian International Pharmaceutical Industrial Co.	13,214	74,476
Egyptian Kuwait Holding Co.	182,180	178,536
ElSwedy Electric Co.	27,935	96,070
Ezz Steel	75,030	46,406
Juhayna Food Industries (a)	107,651	69,616
Maridive & Oil Services SAE	43,394	61,186
Orascom Construction Industries	31,505	1,050,820
Orascom Telecom Holding SAE GDR (a)(b)	133,354	385,393
Orascom Telecom Holding SAE GDR (a)	64,130	185,336
Palm Hills Developments SAE (a)	130,579	23,601
Sidi Kerir Petrochemicals Co.	82,137	162,211
Six of October Development & Investment Co.	34,962	46,204
Suez Cement Co.	43,075	161,279
Talaat Moustafa Group (a)	384,983	188,956
Telecom Egypt	133,952	293,414

		4,614,997

MOROCCO — 4.4%
Attijariwafa Bank	31,249	1,276,377
Banque Centrale Populaire	24,988	578,686
Banque Marocaine du Commerce Exterieur	48,540	1,209,062
Banque Marocaine pour le Commerce et l’Industrie SA	3,396	358,564
Ciments du Maroc	4,191	464,507
Douja Promotion Groupe Addoha SA	21,605	176,190
Maroc Telecom	5,178	81,917

		4,145,303

SOUTH AFRICA — 90.7%
ABSA Group, Ltd.	71,931	1,256,258
Acucap Properties, Ltd.	32,441	152,694
Adcock Ingram Holdings, Ltd.	51,664	395,156
Adcorp Holdings, Ltd.	16,990	53,663
Afgri, Ltd.	118,336	76,805
African Bank Investments, Ltd. (b)	219,793	933,795
African Oxygen, Ltd.	32,065	64,341
African Rainbow Minerals, Ltd.	29,217	618,836
Allied Electronics Corp., Ltd. Preference Shares	65,025	181,864
Allied Technologies, Ltd.	15,557	103,092
Anglo Platinum, Ltd. (b)	14,988	987,640
AngloGold Ashanti, Ltd.	110,004	4,678,992
Aquarius Platinum, Ltd.	112,433	273,805
ArcelorMittal South Africa, Ltd. (b)	40,458	343,673
Arrowhead Properties, Ltd. (Class A) (a)	26,939	13,547
Arrowhead Properties, Ltd. (Class B) (a)	26,939	18,953
Aspen Pharmacare Holdings, Ltd. (a)	126,036	1,509,297
Assore, Ltd.	15,727	409,080
Astral Foods, Ltd.	12,826	200,173
Aveng, Ltd.	118,435	484,103
AVI, Ltd.	78,869	388,024
Avusa, Ltd.	55,966	125,541
Barloworld, Ltd.	68,076	633,506
Basil Read Holdings, Ltd.	43,620	76,181
Bidvest Group, Ltd.	85,870	1,646,478
Blue Label Telecoms, Ltd.	77,723	54,778
Business Connexion Group, Ltd.	90,581	60,699
Capital Property Fund	127,274	138,886
Cipla Medpro South Africa, Ltd.	118,998	93,596
City Lodge Hotels, Ltd.	7,976	75,676
Clicks Group, Ltd.	93,512	535,470
Coronation Fund Managers, Ltd.	59,749	167,996
DataTec, Ltd.	87,517	443,363
Discovery Holdings, Ltd.	108,761	586,011
Distribution and Warehousing Network, Ltd. (a)	45,442	28,706
DRDGOLD, Ltd. (b)	144,328	82,234
Emira Property Fund	67,796	99,930
Eqstra Holdings, Ltd.	117,420	108,935
Esorfranki, Ltd. (a)	129,565	22,468
Evraz Highveld Steel and Vanadium, Ltd. (a)	6,918	31,268
Exxaro Resources, Ltd. (b)	54,537	1,134,865
FirstRand, Ltd. (b)	1,123,797	2,886,956
Fountainhead Property Trust	526,494	448,016
Gold Fields, Ltd.	221,603	3,420,087
Grindrod, Ltd.	149,450	259,160
Group Five, Ltd.	32,606	91,719
Growthpoint Properties, Ltd.	376,913	866,021
Harmony Gold Mining Co., Ltd.	113,013	1,329,828
Hudaco Industries, Ltd.	7,397	76,504
Hyprop Investments, Ltd.	71,293	470,230
Illovo Sugar, Ltd. (b)	59,915	182,193
Impala Platinum Holdings, Ltd.	146,639	3,039,616
Imperial Holdings, Ltd.	47,392	724,962
Investec, Ltd.	52,310	285,543
JD Group, Ltd.	43,638	262,150
JSE, Ltd.	23,256	204,521
Kumba Iron Ore, Ltd. (b)	24,150	1,495,652
Lewis Group, Ltd.	26,398	262,070
Liberty Holdings, Ltd.	32,686	321,783
Life Healthcare Group Holdings, Ltd.	249,093	636,817
Massmart Holdings, Ltd.	28,014	586,450
Medi-Clinic Corp., Ltd.	84,079	349,921
Merafe Resources, Ltd.	497,919	56,740
Metorex, Ltd. (a)	212,862	233,074
MMI Holdings, Ltd.	371,487	786,834
Mondi, Ltd.	38,965	276,549
Mpact, Ltd. (a)	53,764	99,824
Mr. Price Group, Ltd.	81,927	809,792
MTN Group, Ltd.	460,503	8,198,293
Murray & Roberts Holdings, Ltd. (a)(b)	86,421	274,568
Nampak, Ltd. (b)	177,178	497,075
Naspers, Ltd.	121,984	5,336,479
Nedbank Group, Ltd. (b)	69,454	1,247,409
Netcare, Ltd. (b)	385,109	641,578
Northam Platinum, Ltd.	106,818	396,926
Omnia Holdings, Ltd. (a)	14,814	159,638
Petmin, Ltd.	170,660	53,903

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Pick n Pay Stores, Ltd.	99,619	$575,005
Pick’ n Pay Holdings, Ltd.	71,332	170,082
Pioneer Foods, Ltd.	27,141	201,707
Pretoria Portland Cement Co., Ltd. (b)	169,143	573,838
Raubex Group, Ltd.	40,923	67,669
Redefine Properties, Ltd.	783,687	718,320
Remgro, Ltd.	112,325	1,650,357
Resilient Property Income Fund, Ltd.	69,181	297,773
Reunert, Ltd.	52,605	410,498
RMB Holdings, Ltd.	194,193	656,659
RMI Holdings	237,906	394,870
SA Corporate Real Estate Fund	573,658	245,851
Sanlam, Ltd.	441,700	1,578,399
Sappi, Ltd. (a)(b)	165,432	487,686
Sasol, Ltd.	139,610	6,666,294
Shoprite Holdings, Ltd.	139,061	2,345,989
Simmer & Jack Mines, Ltd. (a)	280,819	1,044
Standard Bank Group, Ltd.	287,174	3,512,576
Steinhoff International Holdings, Ltd. (a)(b)	398,951	1,135,568
Sun International, Ltd.	24,642	256,389
Super Group, Ltd. (a)	87,370	116,336
Telkom SA, Ltd. (b)	64,757	233,011
The Foschini Group, Ltd.	57,513	747,924
The Spar Group, Ltd.	52,795	710,111
Tiger Brands, Ltd.	46,637	1,449,240
Tongaat Hulett, Ltd.	26,067	326,104
Truworths International, Ltd.	131,892	1,206,459
Tsogo Sun Holdings Ltd.	61,652	126,154
Village Main Reef, Ltd. (a)	148,770	37,776
Vodacom Group, Ltd. (b)	79,856	880,321
Wilson Bayly Holmes-Ovcon, Ltd.	24,217	315,528
Woolworths Holdings, Ltd.	245,643	1,186,622

		85,841,419

TOTAL COMMON STOCKS —
(Cost $108,246,662)		94,601,719

SHORT TERM INVESTMENTS — 5.5%
UNITED STATES — 5.5%
MONEY MARKET FUNDS — 5.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,105,985	5,105,985
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	97,254	97,254

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,203,239)		5,203,239

TOTAL INVESTMENTS — 105.4%
(Cost $113,449,901)		99,804,958
OTHER ASSETS & LIABILITIES — (5.4)%		(5,135,633)

NET ASSETS — 100.0%		$94,669,325

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	19.6%
Commercial Banks	10.7
Wireless Telecommunication Services	10.4
Oil, Gas & Consumable Fuels	7.0
Diversified Financial Services	6.6
Media	5.7
Food & Staples Retailing	5.3
Insurance	3.8
Specialty Retail	3.7
Real Estate Management & Development	3.6
Food Products	3.0
Construction & Engineering	2.5
Industrial Conglomerates	2.3
Pharmaceuticals	2.2
Health Care Providers & Services	1.8
Construction Materials	1.3
Multiline Retail	1.3
Household Durables	1.2
Capital Markets	0.9
Trading Companies & Distributors	0.8
Paper & Forest Products	0.8
Distributors	0.8
Diversified Telecommunication Services	0.6
Containers & Packaging	0.6
Real Estate Investment Trusts	0.5
Hotels, Restaurants & Leisure	0.5
Electronic Equipment, Instruments & Components	0.5
Tobacco	0.5
Chemicals	0.5
Marine	0.3
Electrical Equipment	0.1
Auto Components	0.1
Energy Equipment & Services	0.1
IT Services	0.1
Commercial Services & Supplies	0.1
Professional Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	5.5
Other Assets & Liabilities	(5.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 7.6%
Abacus Property Group	90,704	$176,681
Alumina, Ltd.	77,145	88,184
Amcor, Ltd.	16,454	121,623
AMP, Ltd.	31,207	130,213
Ansell, Ltd.	19,499	290,660
APA Group (a)	18,050	83,087
Aristocrat Leisure, Ltd. (a)	28,312	63,856
Australia & New Zealand Banking Group, Ltd.	24,394	513,429
BHP Billiton, Ltd.	39,641	1,398,828
Billabong International, Ltd. (a)	16,314	29,603
BlueScope Steel, Ltd. (a)	65,468	27,183
Brambles, Ltd.	26,223	192,488
Bunnings Warehouse Property Trust	34,551	60,925
Commonwealth Bank of Australia (a)	16,382	826,642
Computershare, Ltd.	15,878	130,388
CSL, Ltd.	9,250	303,459
CSR, Ltd. (a)	26,932	54,117
DUET Group (a)	139,054	250,190
Envestra, Ltd.	400,930	293,889
GWA International, Ltd. (a)	64,172	140,789
Harvey Norman Holdings, Ltd. (a)	47,881	90,076
Hills Industries, Ltd.	55,007	63,442
Insurance Australia Group, Ltd.	36,149	110,439
Lend Lease Group	21,047	154,494
Macquarie Group, Ltd.	5,385	131,338
National Australia Bank, Ltd. (a)	19,134	458,234
Newcrest Mining, Ltd.	13,409	406,909
Origin Energy, Ltd.	18,065	247,060
OZ Minerals, Ltd.	9,715	99,698
Perpetual, Ltd. (a)	4,161	87,151
QBE Insurance Group, Ltd.	12,519	166,207
Rio Tinto, Ltd. (a)	5,799	358,492
Santos, Ltd.	14,579	182,944
Sonic Healthcare, Ltd. (a)	14,646	169,370
Suncorp Group, Ltd.	22,865	196,437
Sydney Airport	51,972	141,729
Tatts Group, Ltd.	69,169	173,025
Toll Holdings, Ltd. (a)	16,276	70,416
Treasury Wine Estates, Ltd. (a)	10,536	39,750
Wesfarmers, Ltd.	15,306	462,906
Westfield Group	19,316	154,660
Westfield Retail Trust	16,442	41,972
Westpac Banking Corp. (a)	26,483	543,008
Woodside Petroleum, Ltd.	8,749	274,645
Woolworths, Ltd.	18,391	473,247
WorleyParsons, Ltd.	4,737	124,663

		10,598,546

AUSTRIA — 0.2%
Erste Group Bank AG	3,144	55,446
OMV AG	3,346	101,814
Voestalpine AG	3,551	99,893

		257,153

BELGIUM — 0.9%
Ageas	44,256	68,941
Anheuser-Busch InBev NV	8,477	520,564
Bekaert NV (a)	942	30,309
Delhaize Group	2,404	135,456
Dexia SA (a)(b)	17,265	6,657
Gimv NV	2,652	126,967
KBC Groep NV	2,569	32,452
UCB SA	3,231	136,357
Umicore	4,710	194,862

		1,252,565

CANADA — 10.2%
AGF Management, Ltd. (a)	6,347	98,610
Agnico-Eagle Mines, Ltd.	2,684	97,660
Agrium, Inc.	3,590	241,084
ARC Resources, Ltd. (a)	3,560	87,754
Bank of Montreal (a)	5,746	315,332
Bank of Nova Scotia (a)	11,412	569,675
Barrick Gold Corp.	11,480	520,306
BCE, Inc.	2,610	108,860
Bombardier, Inc. (Class B) (a)	28,237	112,587
Brookfield Asset Management, Inc. (Class A)	6,919	190,532
Cameco Corp. (a)	7,559	136,667
Canadian Imperial Bank of Commerce (a)	4,234	306,827
Canadian National Railway Co.	6,600	519,509
Canadian Natural Resources, Ltd.	14,449	541,350
Canadian Oil Sands, Ltd.	6,601	150,723
Canadian Pacific Railway, Ltd. (a)	3,389	229,683
Canadian Western Bank (a)	8,028	203,410
Cenovus Energy, Inc. (a)	7,328	243,463
CGI Group, Inc. (Class A) (b)	14,129	266,415
Crescent Point Energy Corp. (a)	6,776	298,789
Eldorado Gold Corp.	6,290	86,605
Enbridge, Inc. (a)	8,426	315,194
EnCana Corp.	8,985	166,685
Fairfax Financial Holdings, Ltd.	411	176,392
First Quantum Minerals, Ltd.	8,331	164,043
Fortis, Inc. (a)	2,375	77,833
Gildan Activewear, Inc. (a)	4,774	89,830
Goldcorp, Inc.	9,561	424,506
Husky Energy, Inc. (a)	6,585	158,764
IAMGOLD Corp.	8,050	127,915
Imperial Oil, Ltd. (a)	5,735	255,646
Ivanhoe Mines, Ltd. (a)(b)	3,680	65,378
Kinross Gold Corp.	10,449	119,344
Magna International, Inc. (Class A) (a)	5,389	179,942
Manulife Financial Corp. (a)	19,792	210,894
National Bank of Canada (a)	1,780	126,108
New Gold, Inc. (b)	5,696	57,505
Nexen, Inc.	9,410	149,802
Nordion, Inc.	10,509	88,242
Pacific Rubiales Energy Corp.	3,325	61,161
Penn West Petroleum, Ltd. (a)	4,865	96,464
Potash Corp. of Saskatchewan, Inc.	11,988	495,767
Power Corp. of Canada (a)	3,560	83,279
Power Financial Corp. (a)	2,966	74,394
Research In Motion, Ltd. (b)	6,158	89,505
Richelieu Hardware, Ltd.	9,045	255,028
Rogers Communications, Inc. (Class B) (a)	7,172	276,456
Royal Bank of Canada (a)	15,145	773,127
Russel Metals, Inc.	8,881	195,543
Shaw Communications, Inc. (a)	7,765	154,423

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Sherritt International Corp.	15,507	$83,151
Shoppers Drug Mart Corp. (a)	2,610	105,451
Silver Wheaton Corp. (a)	3,800	110,091
Sino-Forest Corp. (a)(b)(c)	4,520	0
SNC-Lavalin Group, Inc.	1,900	95,313
Sun Life Financial, Inc. (a)	7,362	136,648
Suncor Energy, Inc.	20,729	598,103
Talisman Energy, Inc. (a)	16,394	208,980
Teck Resources, Ltd. (Class B)	7,646	269,647
TELUS Corp. (a)	3,546	190,281
Thomson Reuters Corp.	4,035	107,904
Tim Hortons, Inc. (a)	2,020	97,920
TMX Group, Inc.	3,778	154,682
Toronto-Dominion Bank	8,513	637,817
TransCanada Corp. (a)	8,443	369,228
Valeant Pharmaceuticals International, Inc. (b)	3,205	150,013
Yamana Gold, Inc. (a)	12,799	188,795

		14,339,035

CHINA — 0.5%
Chong Hing Bank, Ltd.	68,000	120,825
Dah Sing Banking Group, Ltd.	122,117	104,246
Dah Sing Financial Holdings, Ltd.	17,068	51,094
Hongkong Land Holdings, Ltd.	35,000	158,900
Sino Land Co., Ltd. (a)	85,055	121,122
Transport International Holdings, Ltd.	60,800	118,992

		675,179

DENMARK — 1.1%
A P Moller — Maersk A/S	32	211,942
Danske Bank A/S (b)	9,538	121,529
DSV A/S	8,702	156,550
FLSmidth & Co. A/S	2,237	131,867
GN Store Nord A/S	14,064	118,843
Novo Nordisk A/S (Class B)	5,299	610,852
SimCorp A/S	638	97,728
Vestas Wind Systems A/S (a)(b)	3,048	33,007

		1,482,318

FINLAND — 1.2%
Amer Sports Oyj (Class A)	1,282	14,978
Elisa Oyj (a)	5,281	110,580
Fortum Oyj	4,283	91,684
Kemira Oyj (a)	6,998	83,395
Kesko Oyj (Class B)	706	23,792
Kone Oyj (Class B)	2,193	114,158
Konecranes OYJ (a)	657	12,401
Lassila & Tikanoja Oyj	7,045	105,081
Metso Oyj	3,497	130,061
Neste Oil Oyj	5,549	56,223
Nokia Oyj	41,238	201,927
Pohjola Bank PLC	8,677	84,593
Sampo Oyj (Class A)	5,798	144,286
Sanoma Oyj (a)	5,837	67,173
Stockmann Oyj Abp (Class B)	3,745	58,242
Stora Enso Oyj	11,381	68,375
Tikkurila Oy	1,748	29,250
UPM-Kymmene Oyj	8,290	91,582
Wartsila Oyj	5,010	145,163
YIT Oyj (a)	5,146	82,702

		1,715,646

FRANCE — 6.9%
Accor SA	3,234	82,222
Air Liquide SA	2,577	319,780
Alcatel-Lucent (a)(b)	37,819	59,257
Alstom SA	2,924	88,935
AXA SA	19,042	248,306
BNP Paribas	8,460	333,314
Bourbon SA (a)	2,848	78,749
Bouygues SA	3,586	113,330
Cap Gemini SA	2,709	84,910
Carrefour SA	7,340	167,843
Casino Guichard-Perrachon SA	1,512	127,739
Compagnie de Saint-Gobain	5,834	224,665
Compagnie Generale de Geophysique-Veritas (b)	4,197	98,778
Compagnie Generale des Etablissements Michelin	2,569	152,324
Credit Agricole SA	3,812	21,576
Danone	7,633	481,269
Edenred	3,234	79,850
EDF SA	2,896	70,678
Essilor International SA	3,997	283,044
France Telecom SA	19,794	311,816
GDF Suez	14,309	392,309
Guyenne et Gascogne SA	1,548	163,275
Hermes International (a)	882	263,744
L’Oreal SA	929	97,323
Lafarge SA	2,220	78,272
Lagardere SCA	2,946	78,017
LVMH Moet Hennessy Louis Vuitton SA	2,368	336,298
Nexans SA (a)	1,614	84,018
Pernod — Ricard SA	2,989	278,053
Peugeot SA	2,859	44,945
PPR	1,293	185,727
Publicis Groupe SA	3,799	175,296
Renault SA	2,596	90,316
Sanofi-Aventis SA	11,410	840,575
Schneider Electric SA	6,408	338,398
Societe Generale	6,941	155,025
Sodexo	2,196	158,130
Technip SA	2,316	218,333
Total SA	23,895	1,225,262
Unibail-Rodamco SE	922	166,249
Valeo SA	2,764	110,190
Vallourec SA	1,951	127,040
Veolia Environnement	6,774	74,474
Vinci SA	6,170	270,404
Vivendi SA	11,581	254,373

		9,634,431

GERMANY — 6.4%
Adidas AG	3,674	239,710
Allianz SE	4,964	476,277
BASF SE	9,647	674,878
Bayer AG	8,868	568,693
Bayerische Motoren Werke AG	4,167	279,990
Bilfinger Berger AG	1,989	170,104
Commerzbank AG (a)(b)	25,309	42,810
Daimler AG	11,381	501,142
Deutsche Bank AG	9,757	372,825
Deutsche Boerse AG (b)	2,582	135,782

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Deutsche Post AG	11,294	$174,176
Deutsche Telekom AG	32,017	368,455
E.ON AG	19,267	416,941
Fresenius Medical Care AG & Co. KGaA	3,303	225,109
Fresenius SE	2,230	206,926
GEA Group AG	6,406	181,704
Henkel AG & Co. KGaA Preference Shares	1,881	108,881
Hochtief AG	1,647	95,560
Infineon Technologies AG	24,675	186,297
K+S AG	2,530	114,688
Lanxess AG	881	45,747
Linde AG	1,720	256,662
MAN SE	1,939	172,926
Merck KGaA	1,528	152,795
Muenchener Rueckversicherungs- Gesellschaft AG	2,473	304,275
Porsche Automobil Holding SE Preference Shares	2,484	133,337
Puma AG Rudolf Dassler Sport	380	110,992
Rheinmetall AG	417	18,532
RWE AG	5,235	184,506
Salzgitter AG	984	49,345
SAP AG	10,486	556,067
Siemens AG	9,220	884,984
ThyssenKrupp AG	4,933	113,507
Volkswagen AG	1,077	144,914
Volkswagen AG Preference Shares	1,717	257,998
Wincor Nixdorf AG	2,126	95,298

		9,022,833

GREECE — 0.0% (d)
Hellenic Telecommunications Organization SA ADR (a)	21,920	37,922
National Bank of Greece SA ADR (a)(b)	12,178	24,112

		62,034

HONG KONG — 2.3%
Bank of East Asia, Ltd. (a)	49,059	185,710
CLP Holdings, Ltd.	28,500	242,375
Esprit Holdings, Ltd. (a)	29,269	37,761
Giordano International, Ltd.	444,000	321,855
Hang Lung Group, Ltd. (a)	36,000	197,229
Hang Lung Properties, Ltd.	58,000	165,040
Hong Kong Exchanges and Clearing, Ltd. (a)	18,627	297,635
Hopewell Holdings	36,500	93,334
Hysan Development Co., Ltd.	66,527	218,428
Li & Fung, Ltd. (a)	128,000	236,994
New World Development Co., Ltd.	149,863	120,792
Pacific Basin Shipping, Ltd.	162,000	64,870
Sun Hung Kai Properties, Ltd.	21,000	263,223
Swire Pacific, Ltd.	20,000	241,418
The Link REIT	79,572	293,019
Wheelock & Co., Ltd.	63,000	156,068
Wing Hang Bank, Ltd.	14,215	116,497

		3,252,248

IRELAND — 0.6%
C&C Group PLC	93	347
CRH PLC	9,909	197,581
DCC PLC	6,849	162,528
Grafton Group PLC	22,983	71,217
Irish Bank Resolution Corp., Ltd. (b)(e)	5,635	0
Kingspan Group PLC	14,170	116,991
United Drug PLC	41,558	110,594
Willis Group Holdings PLC (a)	4,534	175,919

		835,177

ISRAEL — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	19,315	779,553

ITALY — 1.7%
Assicurazioni Generali SpA	5,323	80,364
Atlantia SpA	7,282	116,935
Banca Piccolo Credito Valtellinese Scarl	14,358	32,618
Banca Popolare dell’Etruria e del Lazio Scrl (b)	22,450	32,728
Banca Popolare di Milano Scarl (a)	58,164	23,150
Banco Popolare Societa Cooperativa (a)	33,211	43,113
Davide Campari-Milano SpA	35,658	238,159
Enel SpA	41,891	170,973
ENI SpA	24,870	516,883
Fiat Industrial SpA (b)	10,755	92,496
Fiat SpA (a)	12,636	58,232
Finmeccanica SpA (a)	7,360	27,306
Intesa Sanpaolo SpA	113,678	190,957
Pirelli & C. SpA	18,351	154,964
Prelios SpA (b)	14,931	1,597
Saipem SpA	4,701	200,471
Societa Cattolica di Assicurazioni Scrl	4,127	77,362
Telecom Italia SpA	122,172	131,795
UniCredit SpA (a)	14,768	123,078

		2,313,181

JAPAN — 18.6%
Advantest Corp.	5,900	56,209
Aeon Co., Ltd. (a)	12,620	173,373
Aoyama Trading Co., Ltd.	9,800	184,180
Asahi Breweries, Ltd. (a)	11,936	262,176
Asahi Kasei Corp.	31,550	190,268
Astellas Pharma, Inc.	6,310	256,697
Bridgestone Corp. (a)	9,465	214,666
Canon, Inc. (a)	12,416	550,280
Casio Computer Co., Ltd. (a)	16,000	97,115
Central Japan Railway Co.	32	270,341
Chubu Electric Power Co., Inc.	9,465	176,777
Chugai Pharmaceutical Co., Ltd. (a)	6,580	108,526
Chuo Mitsui Trust Holdings, Inc.	75,550	221,917
Credit Saison Co., Ltd.	9,800	196,535
Daiichi Sankyo Co., Ltd.	9,465	187,725
Daikin Industries, Ltd.	6,310	172,881
Daito Trust Construction Co., Ltd.	3,155	270,639
Daiwa Securities Group, Inc. (a)	31,550	98,414
Denso Corp.	6,310	174,357
East Japan Railway Co.	3,300	210,164
Eisai Co., Ltd. (a)	3,251	134,578
FANUC Corp.	3,155	483,050
Fast Retailing Co., Ltd. (a)	1,000	181,960

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

FUJIFILM Holdings Corp.	6,310	$149,508
Fujitsu, Ltd.	35,513	184,627
Fukuoka Financial Group, Inc.	31,550	132,449
Furukawa Electric Co., Ltd. (a)	30,550	70,280
Hankyu Hanshin Holdings, Inc.	32,513	136,915
Hitachi, Ltd.	58,475	307,043
Honda Motor Co., Ltd. (a)	15,375	469,203
Hoya Corp.	8,806	189,763
Ibiden Co., Ltd. (a)	3,600	71,214
Isuzu Motors, Ltd.	38,000	175,825
ITOCHU Corp.	31,550	320,667
Japan Digital Laboratory Co., Ltd.	19,120	188,864
Japan Tobacco, Inc.	60	282,298
JFE Holdings, Inc.	6,310	114,325
JSR Corp.	6,400	118,118
JX Holdings, Inc.	63,700	384,982
Kajima Corp. (a)	56,475	173,227
KDDI Corp.	32	205,875
Kintetsu Corp. (a)	57,101	223,387
Kirin Holdings Co., Ltd. (a)	7,000	85,157
Kiyo Holdings, Inc.	94,651	147,623
Komatsu, Ltd.	12,320	288,064
Konica Minolta Holdings, Inc. (a)	15,775	117,687
Kubota Corp. (a)	27,550	230,956
Kurita Water Industries, Ltd. (a)	3,910	101,638
Kyocera Corp.	3,155	253,827
Marubeni Corp.	33,550	204,509
Medipal Holdings Corp.	9,999	104,487
MISUMI Group, Inc. (a)	9,657	221,908
Mitsubishi Corp.	18,338	370,621
Mitsubishi Electric Corp.	31,550	302,624
Mitsubishi Estate Co., Ltd.	7,925	118,453
Mitsubishi Heavy Industries, Ltd. (a)	63,101	269,004
Mitsubishi Motors Corp. (a)(b)	93,613	110,720
Mitsubishi UFJ Financial Group, Inc. (a)	121,024	514,360
Mitsui & Co., Ltd.	27,526	428,238
Mitsui Chemicals, Inc. (a)	31,550	96,364
Mitsui OSK Lines, Ltd. (a)	28,550	110,578
Mizuho Financial Group, Inc.	153,800	207,892
MS&AD Insurance Group Holdings, Inc.	6,599	122,305
Murata Manufacturing Co., Ltd. (a)	3,200	164,492
NGK Insulators, Ltd.	3,000	35,638
Nidec Corp.	3,200	278,243
Nikon Corp.	6,000	133,663
Nintendo Co., Ltd.	300	41,331
Nippon Steel Corp. (a)	63,101	157,465
Nippon Telegraph & Telephone Corp.	3,500	179,003
Nippon Yusen KK (a)	31,550	80,782
Nissan Motor Co., Ltd. (a)	25,141	226,119
Nitto Denko Corp. (a)	5,600	200,447
NKSJ Holdings, Inc.	7,000	137,380
Nomura Holdings, Inc.	40,285	121,996
NTT Data Corp.	33	105,425
NTT DoCoMo, Inc.	215	395,406
Obayashi Corp.	31,550	140,240
Olympus Corp. (a)	4,000	52,612
ORIX Corp. (a)	1,251	103,410
Panasonic Corp. (a)	25,450	216,328
Resona Holdings, Inc.	9,500	41,857
Rohm Co., Ltd. (a)	3,200	149,311
Rohto Pharmaceutical Co., Ltd.	7,701	98,990
Secom Co., Ltd.	3,348	154,476
Seven & I Holdings Co., Ltd.	12,128	338,115
Sharp Corp. (a)	8,000	69,977
Shimizu Corp. (a)	32,513	136,492
Shin-Etsu Chemical Co., Ltd.	6,117	301,318
Softbank Corp.	11,936	351,689
Sony Corp.	12,320	221,292
Stanley Electric Co., Ltd. (a)	5,873	86,332
Sumitomo Chemical Co., Ltd. (a)	31,550	115,227
Sumitomo Corp. (a)	18,775	254,270
Sumitomo Electric Industries, Ltd.	12,320	134,185
Sumitomo Metal Industries, Ltd.	62,101	112,999
Sumitomo Metal Mining Co., Ltd.	5,000	64,271
Sumitomo Mitsui Financial Group, Inc.	9,500	264,726
Sumitomo Realty & Development Co., Ltd.	4,000	70,081
T&D Holdings, Inc.	9,700	90,394
Taisei Corp. (a)	64,438	163,314
Taiyo Yuden Co., Ltd. (a)	7,000	52,223
Takeda Pharmaceutical Co., Ltd.	9,465	415,801
Takeuchi Manufacturing Co., Ltd. (b)	12,300	75,136
TDK Corp.	3,155	139,830
Teijin, Ltd.	35,550	109,505
Terumo Corp.	3,348	157,740
The Akita Bank, Ltd.	31,550	91,033
The Aomori Bank, Ltd.	63,101	192,731
The Awa Bank, Ltd. (a)	31,550	212,411
The Bank of Iwate, Ltd. (a)	3,155	136,550
The Bank of Okinawa, Ltd.	3,155	133,885
The Bank of Yokohama, Ltd.	31,550	149,262
The Chiba Bank, Ltd. (a)	27,550	177,603
The Daisan Bank, Ltd.	94,651	194,370
The Daishi Bank, Ltd.	58,176	189,787
The Eighteenth Bank, Ltd.	59,251	150,168
The Higo Bank, Ltd.	31,550	178,376
The Hokkoku Bank, Ltd.	31,550	115,637
The Hyakugo Bank, Ltd.	31,550	125,068
The Musashino Bank, Ltd.	3,155	105,016
The Nanto Bank, Ltd. (a)	29,550	163,612
The Ogaki Kyoritsu Bank, Ltd.	31,550	102,925
The San-In Godo Bank, Ltd.	26,550	199,108
The Shiga Bank, Ltd. (a)	31,550	214,871
The Shikoku Bank, Ltd.	58,101	218,237
The Toho Bank, Ltd.	63,101	182,890
The Tokyo Electric Power Co., Inc. (a)(b)	12,975	30,861
The Yamagata Bank, Ltd. (a)	39,176	191,450
The Yamanashi Chuo Bank, Ltd.	31,550	128,349
Tokio Marine Holdings, Inc.	9,465	209,746
Tokyo Electron, Ltd.	3,155	160,538
Tokyo Gas Co., Ltd.	33,475	154,018
Tokyu Corp. (a)	31,550	155,413
Toray Industries, Inc. (a)	31,550	225,943
Toshiba Corp. (a)	56,513	231,370
Toyota Motor Corp.	25,788	859,712
USS Co., Ltd.	2,791	252,474
Yamada Denki Co., Ltd.	2,198	149,695

		26,101,053

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

LUXEMBOURG — 0.3%
APERAM (a)	424	$5,999
ArcelorMittal	9,610	176,275
Millicom International Cellular SA (a)	1,786	180,368
Tenaris SA (a)	2,103	38,985
Ternium SA ADR	2,758	50,720

		452,347

NETHERLANDS — 3.5%
Aegon NV (b)	23,284	93,731
Akzo Nobel NV	4,032	195,548
ASML Holding NV	7,606	320,649
European Aeronautic Defence and Space Co. NV	6,479	203,119
Fugro NV	2,550	148,615
Heineken NV	3,997	185,600
ING Groep NV (b)	43,012	310,448
Koninklijke (Royal) KPN NV	17,143	205,740
Koninklijke Ahold NV	18,033	243,576
Koninklijke DSM NV	4,329	201,466
Koninklijke Philips Electronics NV	13,758	290,760
Royal Dutch Shell PLC (Class A)	43,092	1,587,842
SBM Offshore NV	5,583	115,381
TNT Express NV	6,431	48,204
TNT NV	6,767	21,610
Unilever NV	18,960	653,966
Wolters Kluwer NV	6,153	106,673

		4,932,928

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	122,958	241,717
Port of Tauranga, Ltd.	48,468	376,209

		617,926

NORWAY — 0.8%
DnB NOR ASA	15,826	155,265
Norsk Hydro ASA	19,181	89,156
Orkla ASA	18,383	137,535
StatoilHydro ASA	12,962	333,392
Storebrand ASA	13,429	69,981
Telenor ASA	10,672	175,424
Yara International ASA	4,743	190,739

		1,151,492

PORTUGAL — 0.1%
Banco Comercial Portugues SA (a)(b)	72,280	12,761
Mota — Engil SGPS SA	27,275	36,646
Portugal Telecom SGPS SA (a)	16,070	92,833

		142,240

SINGAPORE — 1.3%
Ascendas REIT (a)	120,000	169,359
CapitaLand, Ltd.	60,000	102,264
City Developments, Ltd. (a)	32,000	219,643
Cosco Corp. Singapore, Ltd. (a)	131,000	88,401
Flextronics International, Ltd. (a)(b)	22,682	128,380
Genting Singapore PLC (a)(b)	128,400	149,527
K-Green Trust	4,995	3,486
Keppel Corp., Ltd.	37,975	272,369
SembCorp Industries, Ltd.	70,000	218,640
Singapore Exchange, Ltd. (a)	30,000	141,827
UOL Group, Ltd.	73,000	225,196
Wilmar International, Ltd. (a)	29,000	111,827

		1,830,919

SOUTH KOREA — 4.7%
Cosmochemical Co., Ltd. (b)	3,870	58,957
Digitech Systems Co., Ltd. (a)(b)	5,584	54,046
Dongyang Mechatronics Corp. (b)	4,860	53,367
Haansoft, Inc. (b)	7,407	78,121
Hyundai Elevator Co., Ltd. (b)	452	51,203
Hyundai Securities Co., Ltd.	70,990	531,192
INFINITT Co., Ltd. (b)	4,880	69,896
JNK Heaters Co., Ltd. (b)	3,784	59,782
KIWOOM Securities Co., Ltd.	6,024	286,035
Koh Young Technology, Inc. (b)	2,512	67,379
Korea Electric Power Corp. ADR (b)	22,657	248,774
KT Corp. ADR	23,787	372,029
LG Display Co., Ltd. ADR (a)	20,388	214,686
LG Electronics, Inc. (b)	1,603	103,527
POSCO ADR (a)	7,558	620,512
Samsung Electronics Co., Ltd. GDR	277	127,614
Samsung Electronics Co., Ltd. GDR	6,411	2,953,548
SK Innovation Co., Ltd. (b)	1,520	187,361
SK Telecom Co., Ltd. ADR (a)	28,218	384,047
Ubivelox, Inc. (b)	2,306	59,752

		6,581,828

SPAIN — 2.4%
Abertis Infraestructuras SA	3,740	59,912
Acciona SA	1,004	86,972
Acerinox SA (a)	6,077	78,178
ACS, Actividades de Construccion y Servicios SA (a)	4,042	120,159
Banco Bilbao Vizcaya Argentaria SA	26,475	229,582
Banco de Sabadell SA (a)	14,329	54,576
Banco de Valencia SA (a)(b)	16,461	13,142
Banco Popular Espanol SA (a)	2,719	12,424
Banco Santander SA	44,239	337,107
Distribuidora Internacional de Alimentacion SA (b)	7,340	33,302
Ebro Puleva SA	985	18,349
Enagas	9,194	170,554
Faes Farma SA	24,239	39,490
Ferrovial SA	9,591	116,101
Gamesa Corp. Tecnologica SA (a)	7,105	29,607
Gestevision Telecinco SA (a)	11,202	64,130
Iberdrola SA	50,869	319,546
Indra Sistemas SA (a)	8,661	110,600
Industria de Diseno Textil SA	1,506	123,713
NH Hoteles SA (a)(b)	20,463	57,910
Red Electrica Corporacion SA (a)	4,005	171,908
Repsol YPF SA	13,154	405,296
Sacyr Vallehermoso SA (a)	7,912	40,776
Telefonica SA	38,598	670,669

		3,364,003

SWEDEN — 2.5%
Alfa Laval AB	10,694	203,419
Assa Abloy AB (Class B)	9,185	231,256
Atlas Copco AB (Class B)	20,216	385,724
Boliden AB	7,203	105,597
Electrolux AB	6,918	110,703
Hennes & Mauritz AB (Class B)	9,754	314,875

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Investor AB	3,557	$66,623
Kinnevik Investment AB (Class B)	8,173	159,876
Nordea Bank AB	24,004	186,456
Sandvik AB	14,723	181,372
Scania AB (Class B)	8,911	132,587
Securitas AB (Class B)	13,123	113,709
Skandinaviska Enskilda Banken AB (Class C)	21,285	121,091
Skanska AB (Class B)	11,130	185,086
Tele2 AB (Class B)	8,867	173,193
Telefonaktiebolaget LM Ericsson (Class B)	39,615	406,823
TeliaSonera AB	24,246	165,417
Volvo AB (Class A)	21,526	238,487

		3,482,294

SWITZERLAND — 7.2%
ABB, Ltd. (b)	26,028	492,113
Adecco SA (b)	2,870	120,773
Bachem Holding AG (Class B)	2,691	93,527
Clariant AG (b)	9,879	97,934
Compagnie Financiere Richemont SA	3,700	187,987
Credit Suisse Group AG (b)	11,469	270,689
Geberit AG (b)	951	184,078
Holcim, Ltd. (b)	3,389	182,117
Julius Baer Group, Ltd. (b)	2,864	112,526
Kuehne & Nagel International AG	1,760	198,567
Lonza Group AG (b)	1,594	94,607
Nestle SA	37,704	2,177,324
Nobel Biocare Holding AG (b)	4,036	47,132
Novartis AG	29,740	1,707,879
PSP Swiss Property AG (b)	3,060	257,209
Roche Holding AG	8,214	1,398,427
SGS SA	122	202,877
STMicroelectronics NV	7,810	46,739
Sulzer AG	1,175	126,158
Swiss Life Holding AG (b)	814	75,211
Syngenta AG (b)	1,332	391,723
The Swatch Group AG	733	275,531
UBS AG (b)	39,315	470,048
Wolseley PLC	5,916	196,017
Xstrata PLC	22,803	346,585
Zurich Financial Services AG (b)	1,618	367,688

		10,121,466

UNITED KINGDOM — 17.5%
3i Group PLC	19,805	55,710
AMEC PLC	10,414	146,873
Anglo American PLC	15,412	569,813
AstraZeneca PLC	14,275	659,997
Aviva PLC	32,345	151,204
BAE Systems PLC	41,747	184,970
Balfour Beatty PLC	28,953	119,149
Barclays PLC	128,366	351,209
Barratt Developments PLC (b)	17,755	25,634
BG Group PLC	42,054	899,627
BHP Billiton PLC	25,905	755,862
BP PLC	218,918	1,566,716
British American Tobacco PLC	18,574	881,996
British Land Co. PLC	16,120	115,866
British Sky Broadcasting Group PLC	19,216	218,751
BT Group PLC	90,040	267,129
Burberry Group PLC	5,234	96,390
Cable & Wireless Communications PLC	43,137	25,609
Cable & Wireless Worldwide PLC	43,137	10,894
Cairn Energy PLC (b)	24,795	102,231
Capita Group PLC (a)	18,772	183,356
Carnival PLC	4,212	139,165
Centrica PLC	57,732	259,564
Compass Group PLC	33,076	314,075
Diageo PLC	25,746	562,767
Experian PLC	20,614	280,477
FirstGroup PLC	14,610	76,744
G4S PLC	34,589	146,105
GlaxoSmithKline PLC	59,671	1,364,592
Hays PLC	65,659	65,408
HSBC Holdings PLC	191,350	1,460,270
ICAP PLC	15,231	82,113
Imperial Tobacco Group PLC	12,372	468,186
Informa PLC	21,355	119,908
Intercontinental Hotels Group PLC	11,432	205,558
International Power PLC	26,773	140,302
Invensys PLC	21,011	68,898
J Sainsbury PLC	23,141	108,933
Kingfisher PLC	44,280	172,521
Land Securities Group PLC	12,213	120,619
Legal & General Group PLC	91,865	146,765
Lloyds Banking Group PLC (b)	380,263	153,090
Lonmin PLC	3,206	48,828
Man Group PLC	26,081	50,949
Marks & Spencer Group PLC	27,429	132,571
Mondi PLC	14,261	100,842
National Grid PLC	47,446	460,849
Next PLC	4,406	187,412
Old Mutual PLC	81,515	171,655
Pearson PLC	13,627	256,250
Persimmon PLC	12,303	89,864
Prudential PLC	31,518	312,751
Randgold Resources, Ltd.	1,969	201,503
Reckitt Benckiser Group PLC	8,392	414,736
Rentokil Initial PLC (b)	65,740	64,007
Resolution, Ltd.	20,951	81,856
Rio Tinto PLC	15,654	760,247
Rolls-Royce Holdings PLC (b)	26,854	311,543
Royal Bank of Scotland Group PLC (b)	223,621	70,131
Royal Dutch Shell PLC (Class B)	30,138	1,149,392
RSA Insurance Group PLC	59,832	97,820
SABMiller PLC	11,306	398,239
Scottish & Southern Energy PLC	11,847	237,692
Serco Group PLC	19,577	144,213
Shire PLC	10,163	354,267
Smith & Nephew PLC	19,819	192,659
Smiths Group PLC	9,312	132,417
Standard Chartered PLC	19,857	434,814
Standard Life PLC	42,006	134,676
Tate & Lyle PLC	16,928	185,339
Tesco PLC	89,841	563,305
The Sage Group PLC	34,106	155,938
Tullow Oil PLC	14,235	310,159
Unilever PLC	17,020	572,131
Vodafone Group PLC	532,262	1,479,841

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

William Hill PLC	11,317	$35,668
William Morrison Supermarkets PLC	41,629	211,037
WPP PLC	18,801	197,372

		24,548,019

TOTAL COMMON STOCKS —
(Cost $142,195,788)		139,546,414

PREFERRED STOCKS — 0.1%
SOUTH KOREA — 0.1%
Hyundai Motor Co., Ltd. (b)	995	57,955
Hyundai Securities Co., Ltd. (b)(e)	2,302	17,225

TOTAL PREFERRED STOCKS —
(Cost $74,895)		75,180

SHORT TERM INVESTMENTS — 7.8%
UNITED STATES — 7.8%
MONEY MARKET FUNDS — 7.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	10,951,988	10,951,988
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	51,092	51,092

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,003,080)		11,003,080

TOTAL INVESTMENTS — 107.4%
(Cost $153,273,763)		150,624,674
OTHER ASSETS & LIABILITIES — (7.4)%		(10,408,061)

NET ASSETS — 100.0%		$140,216,613

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
CLP = Chilean Peso
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	10.7%
Oil, Gas & Consumable Fuels	9.2
Pharmaceuticals	7.2
Metals & Mining	6.6
Insurance	3.9
Chemicals	3.5
Food Products	3.0
Machinery	2.9
Semiconductors & Semiconductor Equipment	2.8
Diversified Telecommunication Services	2.8
Automobiles	2.5
Real Estate Management & Development	2.4
Wireless Telecommunication Services	2.4
Food & Staples Retailing	2.3
Capital Markets	2.2
Beverages	1.9
Trading Companies & Distributors	1.8
Electric Utilities	1.8
Construction & Engineering	1.6
Road & Rail	1.6
Industrial Conglomerates	1.4
Electrical Equipment	1.4
Electronic Equipment, Instruments & Components	1.2
Textiles, Apparel & Luxury Goods	1.2
Multi-Utilities	1.2
Media	1.2
Specialty Retail	1.1
Tobacco	1.1
Hotels, Restaurants & Leisure	1.1
Diversified Financial Services	1.1
Health Care Equipment & Supplies	0.9
Energy Equipment & Services	0.9
Real Estate Investment Trusts	0.8
Building Products	0.8
Auto Components	0.8
Household Durables	0.8
Commercial Services & Supplies	0.7
Software	0.7
Professional Services	0.6
Aerospace & Defense	0.6
Health Care Providers & Services	0.6
IT Services	0.6
Communications Equipment	0.5
Gas Utilities	0.5
Computers & Peripherals	0.5
Transportation Infrastructure	0.5
Office Electronics	0.5
Marine	0.5
Multiline Retail	0.4
Household Products	0.4
Construction Materials	0.3
Air Freight & Logistics	0.2
Biotechnology	0.2
Paper & Forest Products	0.2
Distributors	0.2
Life Sciences Tools & Services	0.2
Consumer Finance	0.1
Leisure Equipment & Products	0.1
Independent Power Producers & Energy Traders	0.1
Containers & Packaging	0.1
Personal Products	0.1
Health Care Technology	0.1
Short Term Investments	7.8
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, Hyundai Securities Co., Ltd., which was Level 2 and part of the Capital Markets Industry, representing 0.01% of net assets and Sino-Forest Corp., which was Level 3 and part of Paper & Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 9.7%
Adelaide Brighton, Ltd.	689,094	$2,041,668
AET&D Holdings No 1 Pty, Ltd. (a)	110,316	0
Ansell, Ltd.	58,672	874,589
Aristocrat Leisure, Ltd. (b)	293,950	662,987
Aurora Oil & Gas, Ltd. (b)(c)	265,629	923,175
Ausenco, Ltd. (b)	145,379	368,135
Austar United Communications, Ltd. (b)(c)	1,038,688	1,272,512
AWE, Ltd. (b)(c)	1,148,199	1,536,160
Bank of Queensland, Ltd. (b)	118,597	888,791
Bathurst Resources, Ltd. (b)(c)	488,084	305,234
Beach Energy, Ltd.	1,792,666	2,269,735
Billabong International, Ltd. (b)	109,083	197,943
BlueScope Steel, Ltd. (b)	1,844,838	765,988
Boart Longyear Group	254,631	725,713
Bradken, Ltd.	82,686	605,256
carsales.com, Ltd. (b)	161,069	787,661
Charter Hall Office REIT	235,452	847,263
Charter Hall Retail REIT (b)	206,919	678,827
Coal of Africa, Ltd. (b)(c)	299,993	255,269
Coalspur Mines, Ltd. (c)	280,493	439,969
Consolidated Media Holdings, Ltd.	148,808	396,651
CSR, Ltd. (b)	304,330	611,519
Dart Energy, Ltd. (c)	663,222	244,777
David Jones, Ltd. (b)	273,946	665,613
Downer EDI, Ltd. (c)	229,655	753,416
DUET Group (b)	397,057	714,396
Energy World Corp., Ltd. (b)(c)	581,398	408,294
FKP Property Group (b)	710,817	349,790
Fleetwood Corp., Ltd.	242,256	2,977,848
Gloucester Coal, Ltd. (b)(c)	50,371	444,107
Goodman Fielder, Ltd. (b)	1,746,492	778,869
GrainCorp, Ltd.	111,067	893,848
Gryphon Minerals, Ltd. (c)	214,043	250,158
Independence Group NL	121,975	472,685
Infigen Energy (b)(c)	824,210	228,145
ING Office Fund	1,547,577	951,946
Intrepid Mines, Ltd. (c)	358,780	400,925
Invocare, Ltd.	554,563	4,377,744
IOOF Holdings, Ltd. (b)	427,749	2,245,266
JB Hi-Fi, Ltd. (b)	176,820	2,046,605
Karoon Gas Australia, Ltd. (b)(c)	133,758	618,451
Kingsgate Consolidated, Ltd. (b)	72,156	421,654
Linc Energy, Ltd. (c)	212,354	239,476
Medusa Mining, Ltd. (b)	103,907	474,038
Mirabela Nickel, Ltd. (b)(c)	314,888	361,562
Monadelphous Group, Ltd. (b)	149,531	3,084,381
Mount Gibson Iron, Ltd.	522,939	600,451
Myer Holdings, Ltd. (b)	314,123	623,146
Nufarm, Ltd. (b)(c)	124,003	528,852
Oakton, Ltd. (b)	242,683	307,266
Pacific Brands, Ltd.	1,293,142	729,151
Paladin Energy, Ltd. (b)(c)	392,228	550,894
PaperlinX, Ltd. (c)	695,312	59,878
Perpetual, Ltd. (b)	22,428	469,751
Perseus Mining, Ltd. (c)	223,132	549,012
Platinum Australia, Ltd. (c)	639,112	53,728
Primary Health Care, Ltd.	232,342	733,647
Programmed Maintenance Services, Ltd.	258,529	585,747
Regis Resources, Ltd. (c)	247,665	858,203
Resolute Mining, Ltd. (b)(c)	328,184	551,785
Roc Oil Co., Ltd. (c)	1,071,526	280,125
SAI Global, Ltd.	924,840	4,266,659
Santos, Ltd.	40,067	502,779
Seek, Ltd. (b)	166,634	968,624
Sigma Pharmaceuticals, Ltd.	1,869,539	1,054,159
Silex Systems, Ltd. (c)	26,900	67,566
Southern Cross Media Group Ltd.	416,395	458,905
Spark Infrastructure Group	1,716,784	2,420,066
Spotless Group, Ltd.	443,587	1,082,342
St Barbara, Ltd. (c)	209,807	417,283
STW Communications Group, Ltd.	835,436	719,451
Sundance Resources, Ltd. (c)	1,326,944	537,351
Transfield Services, Ltd.	282,871	626,399
Western Areas NL (b)	101,841	531,434
White Energy Co., Ltd. (b)(c)	167,400	65,215
WHK Group, Ltd.	927,850	784,767

		63,843,675

AUSTRIA — 0.7%
Atrium European Real Estate, Ltd.	109,318	494,135
BWT AG	36,849	624,493
Intercell AG (b)(c)	72,277	178,270
Schoeller-Bleckmann Oilfield Equipment AG	27,351	2,422,199
Wienerberger AG	67,366	609,447

		4,328,544

BELGIUM — 1.0%
AGFA-Gevaert NV (c)(d)	167,429	267,338
AGFA-Gevaert NV (b)(c)(d)	42,353	55
Barco NV	41,519	2,089,082
EVS Broadcast Equipment SA (b)	21,074	1,080,336
KBC Ancora (c)	25,924	162,882
Nyrstar (c)	76,455	605,426
RHJ International (c)	194,812	887,662
Tessenderlo Chemie NV (d)	43,803	1,167,963
Tessenderlo Chemie NV (c)(d)	1,969	153

		6,260,897

BERMUDA — 0.5%
Archer, Ltd. (c)	96,408	260,084
BW Offshore, Ltd. (b)	116,920	185,138
Golden Ocean Group, Ltd.	384,731	243,038
Johnson Electric Holdings, Ltd.	1,027,000	567,279
Lancashire Holdings, Ltd.	59,425	669,093
Ship Finance International, Ltd. (b)	36,560	341,470
SmarTone Telecommunications Holding, Ltd. (b)	245,000	423,969
Trinity, Ltd.	648,000	467,232

		3,157,303

CANADA — 10.5%
Advantage Oil & Gas, Ltd. (c)	142,106	591,730
Angle Energy, Inc. (c)	72,057	449,361
Anvil Mining, Ltd. (c)	178,845	1,289,195
Argonaut Gold, Inc. (c)	71,764	489,821
AuRico Gold, Inc. (b)(c)	180,529	1,452,033
Aurizon Mines, Ltd. (c)	95,078	466,870
Avion Gold Corp. (c)	259,862	413,431

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

B2Gold Corp. (c)	166,615	$507,249
Bankers Petroleum, Ltd. (b)(c)	133,951	584,083
Banro Corp. (c)	108,594	403,128
Birchcliff Energy, Ltd. (b)(c)	67,365	899,744
BlackPearl Resources, Inc. (c)	167,162	674,722
Calfrac Well Services, Ltd. (b)	18,664	522,390
Capstone Mining Corp. (c)	177,866	485,605
Celestica, Inc. (c)	116,697	858,395
China Gold International Resources Corp., Ltd. (c)	87,883	220,948
Cineplex, Inc. (b)	32,396	818,291
Colossus Minerals, Inc. (c)	80,955	479,409
Copper Mountain Mining Corp. (c)	74,174	410,115
Corus Entertainment, Inc. (Class B) (b)	162,837	3,281,527
Cott Corp. (c)	80,497	505,947
Crew Energy, Inc. (c)	71,689	792,046
Denison Mines Corp. (c)	242,320	302,231
Dundee Capital Markets, Inc. (b)(c)	103,561	112,892
Dundee Corp. (Class A) (c)	99,988	2,316,442
Eastern Platinum, Ltd. (c)	553,233	293,391
Endeavour Silver Corp. (c)	49,993	485,569
Exeter Resource Corp. (c)	70,835	185,740
Extorre Gold Mines, Ltd. (c)	53,296	394,126
FirstService Corp. (c)	72,519	1,919,359
Fortuna Silver Mines, Inc. (c)	78,408	430,445
Freehold Royalties, Ltd. (b)	93,123	1,775,121
GMP Capital, Inc.	108,927	757,381
Golden Star Resources, Ltd. (c)	391,668	642,362
Gran Tierra Energy, Inc. (c)	162,480	785,074
Grande Cache Coal Corp. (b)(c)	58,496	569,306
Great Basin Gold, Ltd. (c)	283,357	264,365
Great Canadian Gaming Corp. (b)(c)	128,196	1,055,028
Guardian Capital Group, Ltd.	340,316	3,208,479
Guyana Goldfields, Inc. (c)	51,695	380,764
Harry Winston Diamond Corp. (c)	48,976	522,347
Home Capital Group, Inc.	60,455	2,915,139
Ivanhoe Energy, Inc. (b)(c)	91,369	100,499
Jaguar Mining, Inc. (b)(c)	55,419	353,767
Just Energy Group, Inc. (b)	40,966	461,056
Keegan Resources, Inc. (c)	54,728	209,076
Kirkland Lake Gold, Inc. (c)	45,225	684,871
Lake Shore Gold Corp. (b)(c)	231,987	291,621
Legacy Oil + Gas, Inc. (c)	77,465	797,283
Linamar Corp.	83,118	1,142,796
Lions Gate Entertainment Corp. (b)(c)	78,812	655,716
MAG Silver Corp. (c)	55,659	366,232
Major Drilling Group International, Inc.	106,873	1,631,040
Martinrea International, Inc. (c)	109,332	799,925
Mercator Minerals, Ltd. (c)	189,354	280,800
Minefinders Corp. (c)	44,796	476,446
Minera Andes, Inc. (b)(c)	137,155	206,086
Mullen Group, Ltd. (b)	45,693	881,775
NAL Energy Corp. (b)	90,575	700,939
Neo Material Technologies, Inc. (c)	66,305	477,305
Nevsun Resources, Ltd.	111,502	619,790
North American Palladium, Ltd. (c)	109,494	280,657
Northern Dynasty Minerals, Ltd. (b)(c)	61,045	368,698
NuVista Energy, Ltd. (c)	155,609	800,777
OceanaGold Corp. (c)	171,018	377,894
Oilsands Quest, Inc. (a)(b)(c)	860,904	154,102
Open Range Energy Corp. (c)	41,480	76,177
Pace Oil and Gas, Ltd. (c)	56,082	236,830
Pason Systems, Inc. (b)	43,844	516,698
Polymet Mining Corp. (b)(c)	218,156	224,958
Poseidon Concepts Corp.	38,540	471,223
Premier Gold Mines, Ltd. (c)	76,292	338,659
Pretium Resources, Inc. (c)	45,145	554,642
Queenston Mining, Inc. (c)	67,909	328,791
Questerre Energy Corp. (c)	147,340	88,267
Rubicon Minerals Corp. (c)	136,534	518,916
Russel Metals, Inc. (b)	92,511	2,036,923
Sabina Gold & Silver Corp. (c)	81,492	307,321
Savanna Energy Services Corp. (c)	118,079	863,922
Seabridge Gold, Inc. (c)	22,933	371,613
ShawCor, Ltd. (Class A)	31,899	904,732
Sherritt International Corp. (b)	170,487	914,175
Silvercorp Metals, Inc. (b)	95,318	612,207
Stantec, Inc. (c)	79,240	2,145,492
Tanzanian Royalty Exploration Corp. (b)(c)	77,076	186,209
Tesco Corp. (b)(c)	30,473	385,179
Thompson Creek Metals Co., Inc. (b)(c)	102,005	713,259
TMX Group, Inc.	23,782	973,702
Torex Gold Resources, Inc. (c)	243,073	408,205
Transcontinental, Inc. (Class A) (b)	43,397	537,428
TransGlobe Energy Corp. (c)	55,237	437,773
Uni-Select, Inc.	99,342	2,560,989
WestJet Airlines, Ltd.	111,845	1,275,247
Westport Innovations, Inc. (c)	25,596	848,885
Wi-Lan, Inc. (b)	75,205	433,541

		69,302,715

CHINA — 2.2%
Allied Properties HK, Ltd.	5,032,791	693,365
Cafe de Coral Holdings, Ltd. (b)	1,407,867	3,226,641
China Gas Holdings, Ltd.	2,692,000	1,237,406
Chow Sang Sang Holding International, Ltd. (b)	939	2,116
Daphne International Holdings, Ltd. (b)	604,000	672,701
Far East Consortium International, Ltd.	4,071,190	576,611
G-Resources Group, Ltd. (c)	10,245,000	580,408
Hi Sun Technology China, Ltd. (c)	1,305,000	356,218
HKR International, Ltd. (b)	2,941,579	920,356
K Wah International Holdings, Ltd. (b)	2,900,300	735,662
Midland Holdings, Ltd. (b)	853,790	444,121
Road King Infrastructure, Ltd.	1,306,544	748,606
Shun Tak Holdings, Ltd. (b)	866,000	323,359
Techtronic Industries Co., Ltd. (b)	1,609,000	1,655,282
Texwinca Holdings, Ltd.	2,216,050	2,459,551
Xinyi Glass Holdings Co., Ltd. (b)	102,048	58,602

		14,691,005

CYPRUS — 0.0% (e)
Ocean Rig UDW, Inc. (b)(c)	1,920	23,424

DENMARK — 1.1%
Amagerbanken A/S (a)(c)	308,573	0
Bang & Olufsen A/S (c)	36,293	342,306

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

D/S Norden A/S	16,187	$380,265
East Asiatic Co., Ltd. A/S	39,382	815,106
Genmab A/S (c)	44,249	290,596
GN Store Nord A/S	221,246	1,869,559
IC Companys A/S	29,112	521,187
Jyske Bank A/S (c)	30,834	759,359
NeuroSearch A/S (b)(c)	36,491	112,813
NKT Holding A/S (b)	12,284	409,370
SimCorp A/S	9,424	1,443,553
Sydbank A/S	32,288	508,117

		7,452,231

FINLAND — 1.8%
Amer Sports Oyj (Class A)	183,628	2,145,390
Atria PLC	66,691	515,121
Citycon Oyj	286,023	857,705
Cramo Oyj	81,423	836,081
HKScan Oyj	139,223	1,019,331
Lassila & Tikanoja Oyj	89,944	1,341,582
Outokumpu Oyj (b)	45,599	300,707
Outotec Oyj	18,868	891,563
Poyry Oyj	95,004	668,446
Talvivaara Mining Co. PLC (b)(c)	91,928	297,386
Tieto Oyj (b)	78,149	1,115,940
Vacon Oyj	46,344	1,858,989

		11,848,241

FRANCE — 2.2%
Canal +	42,842	238,479
Carbone Lorraine SA	39,123	1,185,889
Club Mediterranee SA (c)	38,029	649,674
GL Events SA	35,581	642,034
Groupe Steria SCA (b)	37,612	642,306
IMS International Metal Service (c)	43,746	452,607
IPSOS	87,851	2,503,261
Rubis	72,136	3,783,191
Saft Groupe SA	51,195	1,452,125
Sequana (b)	90,491	503,950
Societe de la Tour Eiffel	15,425	769,521
SOITEC (b)(c)	148,451	735,002
Teleperformance	23,705	528,520
UbiSoft Entertainment SA (c)	68,593	460,447

		14,547,006

GERMANY — 2.6%
Aareal Bank AG (c)	26,182	475,324
Demag Cranes AG	1,036	66,061
Deutsche Wohnen AG	162,079	2,159,785
Dialog Semiconductor PLC (b)(c)	40,150	655,679
DIC Asset AG	60,554	421,340
Freenet AG (b)	57,594	747,656
Gerresheimer AG	26,756	1,118,239
Gildemeister AG (c)	83,329	1,054,692
Indus Holding AG	75,949	1,859,468
Jenoptik AG (c)	168,823	999,797
Kloeckner & Co. SE	50,662	652,407
Kontron AG	95,471	627,486
KUKA AG (b)(c)	57,238	1,050,280
Leoni AG	48,453	1,619,656
MLP AG	70,272	467,430
Nordex SE (b)(c)	44,240	226,849
Patrizia Immobilien AG (c)	114,332	508,636
Solar Millennium AG (b)(c)	24,804	9,660
Solarworld AG (b)	57,175	241,220
TUI AG (b)(c)	102,555	638,633
Wincor Nixdorf AG	18,230	817,162
Wirecard AG	55,200	889,991

		17,307,451

GIBRALTAR — 0.1%
PartyGaming PLC	374,081	953,430

GREECE — 0.4%
Alpha Bank AE (c)	288,931	201,791
Diana Containerships, Inc.	997	5,364
Diana Shipping, Inc. (b)(c)	97,331	728,036
DryShips, Inc. (b)(c)	221,870	443,740
EFG Eurobank Ergasias (c)	190,132	93,545
Ellaktor SA	137,969	216,716
Fourlis Holdings SA (c)	59,068	109,651
Hellenic Exchanges SA	95,386	357,855
Marfin Investment Group SA (c)	471,674	225,940
Titan Cement Co. SA	30,284	455,640
TT Hellenic Postbank SA (c)	134,996	70,098

		2,908,376

HONG KONG — 1.1%
Ajisen China Holdings, Ltd. (b)	376,000	413,926
Champion REIT	189	71
China Grand Forestry Green Resources Group, Ltd. (b)(c)	794,647	74,691
China Mining Resources Group, Ltd. (b)(c)(f)	20,764,000	151,053
China Oil and Gas Group, Ltd. (b)(c)	4,100,000	343,136
China Precious Metal Resources Holdings Co., Ltd. (b)(c)	2,400,000	444,982
Emperor Watch & Jewellery, Ltd.	2,040,000	254,783
Giordano International, Ltd.	3,262,000	2,364,620
Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,300,000	500,476
Kingdee International Software Group Co., Ltd. (b)	1,302,000	350,370
Mongolia Energy Co., Ltd. (c)	3,323,723	299,566
Pacific Basin Shipping, Ltd. (b)	1,671,000	669,123
Peace Mark (Holdings), Ltd. (a)(c)	504,228	0
Sino Union Energy Investment Group, Ltd. (b)(c)	4,760,000	324,827
Skyworth Digital Holdings, Ltd. (b)	1,378,112	482,639
Xingda International Holdings, Ltd.	722,000	325,368

		6,999,631

IRELAND — 1.2%
C&C Group PLC	305,176	1,136,991
Glanbia PLC	50,211	301,464
Kenmare Resources PLC (c)	1,186,895	848,495
Kingspan Group PLC	134,923	1,113,956
Paddy Power PLC (d)	61,881	3,575,927
Paddy Power PLC (d)	13,145	764,475
Smurfit Kappa Group PLC (c)	69,779	423,025

		8,164,333

ISRAEL — 0.8%
Clal Insurance Enterprise Holdings, Ltd.	21,432	316,625

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Israel Discount Bank, Ltd. (Class A) (c)	452,745	$603,857
Migdal Insurance & Financial Holding, Ltd.	268,576	364,119
NICE Systems, Ltd. (c)	41,535	1,407,764
Oil Refineries, Ltd. (c)	930,105	467,029
Osem Investments, Ltd.	31,684	461,453
Partner Communications Co., Ltd.	65,926	580,338
Paz Oil Co., Ltd.	5,101	616,989
Shufersal, Ltd.	59,908	209,942
Strauss Group, Ltd.	31,584	385,740

		5,413,856

ITALY — 1.5%
Amplifon SpA (b)	317,928	1,350,414
Astaldi SpA	245,138	1,575,218
Banca Popolare dell’Etruria e del Lazio Scrl (c)	241,244	351,691
Banca Popolare di Milano Scarl (b)	1,617,552	643,807
Digital Multimedia Technologies SpA (c)	32,691	797,831
Esprinet SpA	107,320	364,733
IMMSI SpA	806,069	585,983
Interpump Group SpA (b)	338,287	2,281,370
Saras SpA (c)	279,405	350,559
Sorin SpA (c)	1,053,821	1,621,101

		9,922,707

JAPAN — 31.6%
Alps Electric Co., Ltd. (b)	201,136	1,382,908
Anritsu Corp. (b)	63,000	694,359
Asahi Holdings, Inc. (b)	51,829	1,028,631
Bank of the Ryukyus, Ltd.	155,100	1,917,080
Best Denki Co., Ltd. (c)	260,769	633,790
Calbee, Inc.	15,100	738,907
Capcom Co., Ltd.	23,700	560,003
Casio Computer Co., Ltd. (b)	112,000	679,802
Central Glass Co., Ltd.	578,145	2,795,294
COMSYS Holdings Corp.	232,250	2,439,017
Daifuku Co., Ltd.	135,000	694,827
Daihen Corp.	270,000	943,982
DAIICHI CHUO KISEN KAISHA (b)(c)	354,834	461,183
Dainippon Screen Manufacturing Co., Ltd. (b)	273,000	2,302,794
Daiwa Office Investment Corp. (b)	328	695,732
DCM Japan Holdings Co., Ltd. (b)	189,133	1,492,120
DIC Corp. (b)	303,000	551,339
Doutor Nichires Holdings Co., Ltd.	186,232	2,456,791
DTS Corp.	100,282	1,166,524
eAccess, Ltd. (b)	1,396	331,491
Ebara Corp. (b)	135,000	464,973
EDION Corp. (b)	112,200	915,799
Elpida Memory, Inc. (b)(c)	136,600	635,597
FCC Co., Ltd. (b)	111,948	2,275,626
Frontier Real Estate Investment Corp.	84	681,258
Fukuoka REIT Corp.	328	2,161,373
Furukawa Co., Ltd. (b)(c)	800,387	655,373
Glory, Ltd.	81,500	1,755,205
H2O Retailing Corp. (b)	270,000	2,059,917
Hanwa Co., Ltd.	455,000	1,987,003
Haseko Corp. (b)(c)	755,500	500,786
Heiwa Real Estate Co., Ltd.	369,500	734,774
Hitachi Kokusai Electric, Inc. (b)	195,372	1,587,048
Hitachi Zosen Corp.	910,000	1,147,258
Horiba, Ltd. (b)	56,913	1,716,119
Hosiden Corp. (b)	127,900	854,440
Iino Kaiun Kaisha, Ltd. (b)	157,700	662,037
IT Holdings Corp.	105,708	1,270,859
Izumiya Co., Ltd.	279,000	1,483,117
Japan Airport Terminal Co., Ltd. (b)	107,000	1,392,085
Japan Aviation Electronics Industry, Ltd. (b)	184,000	1,272,264
Japan Excellent, Inc. (b)	276	1,085,131
Japan Logistics Fund, Inc. (b)	276	2,392,670
Japan Prime Realty Investment Corp.	319	751,686
Juki Corp. (b)	176,332	396,483
Kanematsu Corp. (b)(c)	848,698	794,207
Katakura Industries Co., Ltd.	107,974	1,007,608
Kawasaki Kisen Kaisha, Ltd. (b)	357,000	644,957
Kayaba Industry Co., Ltd. (b)	333,832	1,579,346
Kitz Corp. (b)	191,600	771,978
Kiyo Holdings, Inc.	1,301,000	2,029,114
Komori Corp.	124,136	832,521
Kurabo Industries, Ltd.	795,000	1,508,578
Kyowa Exeo Corp.	151,800	1,430,400
Makino Milling Machine Co., Ltd. (b)	194,000	1,195,165
Marudai Food Co., Ltd.	596,656	2,186,860
Maruha Nichiro Holdings, Inc.	854,485	1,577,032
Marusan Securities Co., Ltd. (b)	185,498	568,983
Meidensha Corp. (b)	76,000	255,836
Mirait Holdings Corp. (b)	103,500	780,218
Mitsui Mining & Smelting Co., Ltd.	755,000	1,952,755
Mitsui-Soko Co., Ltd.	326,000	1,228,750
Mitsumi Electric Co., Ltd.	48,900	364,176
Nakanishi, Inc.	8,383	775,760
NET One Systems Co., Ltd.	1,056	2,880,873
Neturen Co., Ltd.	236,103	1,770,619
Nichi-iko Pharmaceutical Co., Ltd. (b)	19,200	452,176
Nihon Dempa Kogyo Co., Ltd. (b)	27,800	332,415
Nihon Kohden Corp.	77,600	1,915,290
Nikkiso Co., Ltd. (b)	258,000	2,196,387
Nippon Accommodations Fund, Inc.	280	1,885,105
Nippon Carbon Co., Ltd. (b)	259,712	729,111
Nippon Konpo Unyu Soko Co., Ltd.	254,200	2,745,519
Nippon Light Metal Co., Ltd. (b)	1,620,000	2,147,648
Nippon Seiki Co., Ltd.	80,000	868,209
Nippon Shinyaku Co., Ltd.	247,000	3,052,989
Nippon Soda Co., Ltd.	283,000	1,283,689
Nippon Suisan Kaisha, Ltd. (b)	452,899	1,554,007
Nippon Thompson Co., Ltd. (b)	252,000	1,464,050
Nishimatsu Construction Co., Ltd.	763,000	1,309,020
Nishimatsuya Chain Co., Ltd. (b)	131,893	1,019,968
Nissan Chemical Industries, Ltd.	80,500	779,471
Nissha Printing Co., Ltd. (b)	23,200	287,663
Nisshin Steel Co., Ltd. (b)	370,000	567,455
Nitto Boseki Co., Ltd. (b)	584,153	2,034,741
NOF Corp.	503,000	2,569,262
Nomura Real Estate Office Fund, Inc.	129	663,108
NSD Co., Ltd.	105,208	825,912
Okasan Securities Group, Inc.	285,682	905,984
Oki Electric Industry Co., Ltd. (c)	1,574,000	1,411,567
Orix JREIT, Inc.	458	1,889,979

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Osaka Securities Exchange Co., Ltd. (b)	320	$1,838,316
OSG Corp. (b)	162,300	2,044,043
Park24 Co., Ltd. (b)	210,713	2,798,917
Pioneer Corp. (b)(c)	128,700	578,765
Point, Inc.	26,950	1,145,393
Premier Investment Corp.	531	1,723,990
Rengo Co., Ltd.	231,000	1,612,256
Rohto Pharmaceutical Co., Ltd.	209,000	2,686,522
Ryohin Keikaku Co., Ltd.	33,603	1,639,970
Sakai Chemical Industry Co., Ltd.	346,565	1,283,741
Sanden Corp. (b)	455,000	1,371,978
Sankyu, Inc.	296,000	1,119,522
Sanyo Shokai, Ltd. (b)	227,000	516,311
Sanyo Special Steel Co., Ltd. (b)	243,937	1,293,557
Sapporo Holdings, Ltd. (b)	190,000	718,612
Sato Corp. (b)	133,900	1,663,743
Sawai Pharmaceutical Co., Ltd. (b)	7,600	789,238
SBI Holdings, Inc.	9,710	711,781
Seiren Co., Ltd.	218,500	1,283,624
Senshu Ikeda Holdings, Inc. (b)	556,000	816,584
Shima Seiki Manufacturing, Ltd. (b)	78,425	1,338,342
Shimachu Co., Ltd. (b)	106,300	2,438,517
Shochiku Co., Ltd. (b)	521,000	4,949,974
Shoei Co., Ltd. (b)	124,800	523,920
Sinfonia Technology Co., Ltd. (b)	512,000	1,044,762
SMK Corp. (b)	268,343	868,435
Star Micronics Co., Ltd. (b)	73,900	669,461
Sumitomo Osaka Cement Co., Ltd. (b)	1,050,793	2,868,034
Tadano, Ltd. (b)	188,526	1,190,845
Taiyo Yuden Co., Ltd. (b)	55,700	415,542
Takara Holdings, Inc. (b)	327,000	2,103,782
Takasago International Corp.	342,694	1,590,093
Takuma Co., Ltd. (b)(c)	284,000	1,166,415
The 77 Bank, Ltd.	123,000	530,751
The Bank of Nagoya, Ltd.	272,000	869,665
The Bank of Okinawa, Ltd.	54,900	2,329,718
The Ehime Bank, Ltd.	771,000	2,284,741
The Eighteenth Bank, Ltd.	741,730	1,879,872
The Hokuetsu Bank, Ltd.	1,037,000	2,102,573
The Michinoku Bank, Ltd.	725,000	1,366,324
The Minato Bank, Ltd.	844,000	1,535,742
The Miyazaki Bank, Ltd.	703,000	1,726,891
The Musashino Bank, Ltd.	46,900	1,561,098
The Oita Bank, Ltd.	467,000	1,347,466
The Tochigi Bank, Ltd.	280,000	1,004,419
The Tokyo Tomin Bank, Ltd.	50,600	616,223
Toagosei Co., Ltd.	611,818	2,512,796
TOC Co., Ltd. (b)	218,800	995,321
Toei Co., Ltd.	331,000	1,570,250
Toho Holdings Co., Ltd. (b)	82,619	1,145,756
Toho Zinc Co., Ltd. (b)	263,000	1,001,547
Tokai Carbon Co., Ltd. (b)	79,000	429,192
Tokai Tokyo Financial Holdings, Inc.	272,000	738,861
Tokuyama Corp. (b)	174,000	554,068
Tokyo Dome Corp. (b)(c)	268,000	658,331
Tokyo Tatemono Co., Ltd. (b)(c)	245,000	741,942
TOMONY Holdings, Inc. (b)	296,400	1,302,095
Topy Industries, Ltd.	815,381	2,002,950
Toyo Corp/Chuo-ku (b)	186,848	1,967,077
Toyo Tire & Rubber Co., Ltd.	456,000	1,037,172
Toyobo Co., Ltd.	1,103,788	1,491,993
Ulvac, Inc. (b)(c)	52,500	644,138
Unitika, Ltd. (b)(c)	1,116,000	609,202
UNY Co., Ltd.	79,500	716,058
Yamato Kogyo Co., Ltd.	28,100	807,135
Yodogawa Steel Works, Ltd.	472,000	2,048,973
Zenrin Co., Ltd.	59,877	536,200

		207,303,441

LUXEMBOURG — 0.1%
AZ Electronic Materials SA	146,505	546,440

NETHERLANDS — 1.9%
Aalberts Industries NV	100,806	1,698,580
AerCap Holdings NV (b)(c)	75,419	851,481
ASM International NV	77,757	2,297,400
BinckBank NV	42,520	459,794
CSM (b)	33,542	525,776
Draka Holding NV (a)(c)	316	6,124
Eurocommercial Properties NV	17,785	566,339
Exact Holding NV	53,888	1,119,275
Koninklijke BAM Groep NV	120,933	511,785
Mediq NV	182,276	2,783,853
Ordina NV (b)(c)	105,959	132,736
VistaPrint NV (b)(c)	27,382	837,889
Wereldhave NV	8,468	564,037

		12,355,069

NEW ZEALAND — 0.5%
Fisher & Paykel Appliances Holdings, Ltd. (c)	1,100,623	309,095
Fisher & Paykel Healthcare Corp., Ltd.	863,879	1,698,258
Nuplex Industries, Ltd. (b)	141,255	252,342
Sky City Entertainment Group Ltd.	288,627	774,543

		3,034,238

NORWAY — 1.4%
Algeta ASA (b)(c)	23,717	608,031
Deep Sea Supply PLC (c)	193,102	242,997
DNO International ASA (b)(c)	1,068,072	1,338,681
Ekornes ASA	96,681	1,587,604
Norske Skogindustrier ASA (b)(c)	286,996	217,365
Norwegian Property ASA	454,074	559,989
ProSafe SE	134,868	926,321
Renewable Energy Corp. ASA (b)(c)	275,255	153,126
Songa Offshore SE (c)	141,104	432,678
Tomra Systems ASA	213,341	1,433,486
Veidekke ASA	284,618	1,845,645

		9,345,923

PORTUGAL — 0.3%
Altri SGPS SA	392,297	611,112
Semapa-Sociedade de Investimento e Gestao, SGPS, SA (b)(c)	158,678	1,106,155

		1,717,267

SINGAPORE — 2.2%
Bukit Sembawang Estates, Ltd. (b)	288,080	870,916
Cape PLC	62,340	317,775
CapitaCommercial Trust (b)	818	666
China Yuchai International, Ltd. (b)	23,589	325,292
Cosco Corp. Singapore, Ltd. (b)	595,000	401,515
Ezra Holdings, Ltd. (b)(c)	530,599	343,734
Haw Par Corp., Ltd.	854,352	3,472,360

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Hong Leong Finance, Ltd. (b)	1,876,656	$3,039,353
Mapletree Industrial Trust	765,000	634,231
Mapletree Logistics Trust (b)	4,607,201	3,002,418
Miclyn Express Offshore, Ltd. (b)	402,758	817,557
Wing Tai Holdings, Ltd.	1,375,000	1,002,102

		14,227,919

SOUTH KOREA — 7.2%
Asiana Airlines (c)	169,978	951,700
Capro Corp. (b)(c)	15,190	276,242
Cheil Communications, Inc. (c)	220,227	3,622,658
CJ E&M Corp. (c)	10,420	274,068
Daum Communications Corp. (b)(c)	18,453	1,922,187
DGB Financial Group, Inc. (c)	70,650	791,133
Dong-A Pharmaceutical Co., Ltd. (b)(c)	13,820	1,065,292
Dongkuk Steel Mill Co., Ltd. (c)	21,250	378,147
Eugene Investment & Securities Co., Ltd. (c)	80,499	253,656
Fila Korea, Ltd. (c)	5,883	396,796
GemVax & Kael Co., Ltd. (c)	11,127	344,821
Grand Korea Leisure Co., Ltd.	20,020	316,288
Green Cross Corp. (c)	3,136	397,444
Hana Tour Service, Inc. (b)	26,562	788,559
Hanjin Heavy Industries & Construction Co., Ltd. (c)	17,150	276,157
Hanjin Shipping Co., Ltd. (c)	46,508	458,217
Hanmi Pharm Co., Ltd. (c)	10,423	593,532
Hansol Paper Co. (b)(c)	80,779	599,532
Hanwha Securities Co.	121,682	476,377
Hite Jinro Co. Ltd. (c)	28,834	629,492
Hotel Shilla Co., Ltd. (c)	65,362	2,184,407
Humax Co., Ltd. (b)(c)	47,758	464,314
Hyundai Development Co. (c)	29,760	434,000
Hyundai Elevator Co., Ltd. (b)(c)	3,061	346,754
Hyundai Greenfood Co., Ltd. (b)(c)	36,410	510,435
Hyundai Marine & Fire Insurance Co., Ltd.	7	210
Hyundai Securities Co., Ltd.	77,540	580,204
Jeonbuk Bank (c)	258,294	1,085,194
Korea Express Co., Ltd. (c)	7,242	471,484
Korea Investment Holdings Co., Ltd.	24,220	764,234
Korean Reinsurance Co.	128,420	1,672,135
KP Chemical Corp. (c)	25,850	317,515
KT Skylife Co., Ltd. (c)	13,828	328,895
Kumho Tire Co, Inc. (b)(c)	56,990	514,493
LG Fashion Corp. (b)(c)	11,480	402,597
LG International Corp. (b)(c)	70,353	2,879,465
LG Life Sciences, Ltd. (b)(c)	25,440	757,458
LIG Insurance Co., Ltd.	60,670	1,206,027
Lotte Chilsung Beverage Co., Ltd. (b)(c)	403	512,496
LS Industrial Systems Co., Ltd. (b)(c)	10,127	584,588
MegaStudy Co., Ltd. (c)	5,870	560,503
Melfas, Inc. (b)(c)	13,613	300,148
Meritz Finance Holdings Co. Ltd. (c)	90,638	210,072
Meritz Fire & Marine Insurance Co., Ltd.	121,098	1,240,414
Meritz Securities Co., Ltd.	798,387	487,903
Mirae Asset Securities Co., Ltd.	14,557	398,675
Neowiz Games Corp. (c)	9,311	349,162
NongShim Co., Ltd. (c)	2,521	508,796
Poongsan Corp. (c)	58,663	1,334,176
S1 Corp/Korea (c)	12,988	652,782
Samsung Fine Chemicals Co., Ltd. (b)(c)	29,730	1,574,245
Samyang Corp. (c)	2,140	90,095
Samyang Holdings Corp. (c)	2,891	193,737
Seoul Semiconductor Co., Ltd. (b)(c)	21,819	397,742
SFA Engineering Corp. (b)(c)	44,863	2,375,558
SK Broadband Co., Ltd. (c)	154,753	464,796
SK Chemicals Co., Ltd. (c)	31,971	1,778,942
STX Offshore & Shipbuilding Co., Ltd. (b)(c)	27,603	268,362
STX Pan Ocean Co., Ltd. (b)(c)	62,439	329,539
Taekwang Industrial Co., Ltd. (b)(c)	484	520,972
Tong Yang Securities, Inc.	71,630	270,789
Woori Investment & Securities Co., Ltd.	64,973	597,842
Yuhan Corp. (c)	11,252	1,245,339

		46,979,792

SPAIN — 1.4%
Amper SA (c)	144,260	310,870
Campofrio Food Group SA (b)	198,803	1,659,429
Construcciones y Auxiliar de Ferrocarriles SA	5,731	2,875,071
Ercros SA (c)	443,044	391,094
Faes Farma SA (b)	224,211	365,280
Gamesa Corp. Tecnologica SA (b)	78,402	326,706
Tubacex SA (b)(c)	264,544	640,474
Tubos Reunidos SA (b)	316,075	629,830
Vidrala SA (b)	77,016	1,859,597
Zeltia SA (b)(c)	153,654	343,081

		9,401,432

SWEDEN — 1.9%
Axfood AB	13,442	497,264
Axis Communications AB	29,313	592,221
Betsson AB (c)	24,376	538,702
Carnegie Investment Bank AB (a)(b)(c)	59,625	0
Fabege AB	82,254	646,725
Great Portland Estates PLC	126,276	633,873
Haldex AB	182,619	671,305
Intrum Justitia AB	116,055	1,824,125
JM AB	57,249	935,318
Kungsleden AB	177,385	1,190,278
New Wave Group AB (Class B) (b)	224,223	752,284
Nobia AB (b)(c)	103,954	371,519
PA Resources AB (b)(c)	707,245	218,715
SAS AB (b)(c)	161,338	188,278
TradeDoubler AB (c)	99,873	397,726
Wihlborgs Fastigheter AB	206,278	2,738,217

		12,196,550

SWITZERLAND — 2.3%
Basilea Pharmaceutica AG (c)	9,987	381,281
Belimo Holding AG	2,618	4,745,492
Daetwyler Holding AG	34,034	2,027,263
Georg Fischer AG (c)	3,360	1,153,417
Kudelski SA	69,972	636,041
Kuoni Reisen Holding (Class B) (c)	5,019	1,207,652
Meyer Burger Technology AG (b)(c)	19,050	299,471

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Mobimo Holding AG (c)	3,348	$744,716
Nobel Biocare Holding AG (c)	51,895	606,024
Petroplus Holdings AG (c)	55,706	103,656
Temenos Group AG (b)(c)	78,352	1,290,366
Valora Holding AG	9,172	1,927,385

		15,122,764

UNITED KINGDOM — 11.5%
Afren PLC (c)	567,406	755,708
Allied Gold Mining PLC (c)	126,666	285,435
Ashtead Group PLC	280,266	984,369
Aveva Group PLC	37,179	826,253
Barratt Developments PLC (c)	488,143	704,761
Bellway PLC	98,954	1,095,714
Bodycote PLC	226,492	925,033
Booker Group PLC	829,197	953,605
Bovis Homes Group PLC	193,377	1,319,916
Britvic PLC	245,273	1,226,253
BTG PLC (c)	170,905	833,198
Cable & Wireless Communications PLC (b)	1,404,294	833,682
Cable & Wireless Worldwide PLC	1,496,647	377,965
Capital & Counties Properties PLC	299,973	860,583
Centamin PLC (c)	474,507	607,644
Chemring Group PLC	227,685	1,415,028
CSR PLC	161,504	460,573
Dairy Crest Group PLC	185,616	969,245
Debenhams PLC (b)	580,704	528,398
Domino’s Pizza UK & IRL PLC (b)	59,649	373,120
DS Smith PLC	350,949	1,079,912
DSG International PLC (c)	2,240,464	341,923
Elementis PLC	956,951	2,040,436
EnQuest PLC (c)	320,685	460,749
Enterprise Inns PLC (c)	465,320	202,483
Fenner PLC	380,622	2,369,649
Filtrona PLC	85,148	503,378
Galiform PLC (c)	336,144	525,014
Galliford Try PLC (b)	134,583	993,489
Game Group PLC	579,072	67,495
Gem Diamonds, Ltd. (c)	96,317	290,691
Hays PLC	605,228	602,915
Heritage Oil PLC (b)(c)	130,557	390,580
Hikma Pharmaceuticals PLC	64,057	617,216
Home Retail Group PLC	359,582	466,061
Hunting PLC	68,363	796,822
Imagination Technologies Group PLC (c)	114,558	977,410
Intermediate Capital Group PLC	183,144	651,220
International Personal Finance	312,361	832,530
Interserve PLC	200,228	997,936
ITE Group PLC	544,293	1,725,608
J.D. Wetherspoon PLC	168,928	1,090,029
Jardine Lloyd Thompson Group PLC	3,048	32,661
Jazztel PLC (b)(c)	87,155	422,805
JKX Oil & Gas PLC	72,894	154,067
Jupiter Fund Management PLC	202,258	682,409
Keller Group PLC	105,352	436,334
Kesa Electricals PLC	271,268	283,722
Kier Group PLC	62,092	1,312,362
Ladbrokes PLC (b)	299,540	605,170
Laird PLC	215,279	515,900
Lamprell PLC	93,929	392,235
Mcbride PLC (c)	157,433	274,027
Melrose PLC (b)	475,305	2,511,484
Michael Page International PLC (b)	285,728	1,548,847
Micro Focus International PLC	106,703	640,425
Misys PLC (c)	147,430	532,248
Mitchells & Butlers PLC (c)	240,090	872,364
Mitie Group PLC	532,047	2,009,257
Morgan Crucible Co. PLC	332,974	1,360,959
Morgan Sindall PLC	70,507	650,327
N Brown Group PLC	267,927	969,762
National Express Group PLC	219,422	760,439
Ophir Energy PLC (b)(c)	118,375	531,296
Pace PLC (b)	194,254	217,361
PayPoint PLC	112,074	961,442
Premier Farnell PLC (b)	492,874	1,378,756
Premier Foods PLC (b)(c)	1,540,519	139,098
Punch Taverns PLC (c)	1,255,277	195,083
PV Crystalox Solar PLC	424,582	28,868
Redrow PLC (c)	322,420	567,716
Regus PLC	331,777	435,695
Renishaw PLC (b)	20,440	319,246
Restaurant Group PLC	356,770	1,651,726
RPS Group PLC	324,712	908,343
Salamander Energy PLC (c)	94,190	295,543
Senior PLC	707,143	1,879,241
Shaftesbury PLC	343,566	2,494,550
Shanks Group PLC	444,003	626,543
SIG PLC	336,391	439,140
SOCO International PLC (c)	111,500	507,024
Spirent Communications PLC	358,095	656,132
Spirit Pub Co. PLC (c)	243,475	161,759
Taylor Wimpey PLC (c)	1,505,216	877,221
Telecity Group PLC (c)	116,105	1,167,439
Tullett Prebon PLC	270,669	1,135,746
Ultra Electronics Holdings PLC	54,757	1,257,747
Unite Group PLC	306,503	800,245
Victrex PLC	164,236	2,797,422
WH Smith PLC	179,289	1,480,935
Wincanton PLC (c)	246,181	239,119
Yell Group PLC (b)(c)	1,975,564	162,415

		75,640,684

TOTAL COMMON STOCKS —
(Cost $789,851,725)		654,996,344

PREFERRED STOCK — 0.1%
SOUTH KOREA — 0.1%
Hyundai Securities Co., Ltd. (a)(c) (Cost $246,036)	33,293	249,120

WARRANTS — 0.0% (e)
CANADA — 0.0% (e)
Kinross Gold Corp. (expiring 9/17/14) (c)	463	659

ITALY — 0.0% (e)
Interpump Group SpA (expiring 10/31/12) (c)	8	5

TOTAL WARRANTS —
(Cost $2,207)		664

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 11.9%
UNITED STATES — 11.9%
MONEY MARKET FUNDS — 11.9%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	78,354,812	$78,354,812
State Street Institutional Liquid Reserves Fund 0.15% (h)(i)	17,238	17,238

TOTAL SHORT TERM INVESTMENTS —
(Cost $78,372,050)		78,372,050

TOTAL INVESTMENTS — 111.7%
(Cost $868,472,018)		733,618,178
OTHER ASSETS & LIABILITIES — (11.7)%		(76,667,923)

NET ASSETS — 100.0%		$656,950,255

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	8.2%
Machinery	6.0
Commercial Banks	4.7
Hotels, Restaurants & Leisure	3.8
Chemicals	3.8
Real Estate Investment Trusts	3.8
Oil, Gas & Consumable Fuels	3.6
Real Estate Management & Development	3.5
Commercial Services & Supplies	3.3
Media	3.3
Electronic Equipment, Instruments & Components	3.2
Construction & Engineering	3.2
Capital Markets	3.1
Specialty Retail	2.6
Food Products	2.1
Pharmaceuticals	2.0
Household Durables	2.0
Professional Services	1.9
Trading Companies & Distributors	1.8
Textiles, Apparel & Luxury Goods	1.8
Energy Equipment & Services	1.7
Building Products	1.7
Software	1.7
Health Care Equipment & Supplies	1.6
Auto Components	1.6
Semiconductors & Semiconductor Equipment	1.5
Industrial Conglomerates	1.4
Electrical Equipment	1.3
IT Services	1.1
Health Care Providers & Services	1.1
Beverages	1.1
Multiline Retail	0.9
Communications Equipment	0.9
Internet Software & Services	0.9
Marine	0.9
Insurance	0.8
Construction Materials	0.8
Gas Utilities	0.8
Road & Rail	0.8
Containers & Packaging	0.8
Diversified Consumer Services	0.8
Diversified Financial Services	0.6
Consumer Finance	0.6
Automobiles	0.6
Food & Staples Retailing	0.5
Thrifts & Mortgage Finance	0.5
Transportation Infrastructure	0.5
Distributors	0.5
Paper & Forest Products	0.5
Diversified Telecommunication Services	0.5
Aerospace & Defense	0.4
Electric Utilities	0.4
Airlines	0.3
Leisure Equipment & Products	0.3
Biotechnology	0.3
Computers & Peripherals	0.3
Wireless Telecommunication Services	0.3
Internet & Catalog Retail	0.2
Multi-Utilities	0.2
Life Sciences Tools & Services	0.2
Independent Power Producers & Energy Traders	0.1
Health Care Technology	0.1
Household Products	0.0 ***
Air Freight & Logistics	0.0 ***
Short Term Investments	11.9
Other Assets & Liabilities	(11.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Amagerbanken A/S, which was Level 2 and part of the Commercial Banks Industry, representing 0.00% of net assets, Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets Industry, representing 0.00% of net assets, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, AET&D Holdings No. 1 Pty, Ltd., which was Level 2 and part of the Transportation Infrastructure Industry, representing 0.00% of net assets, Oilsands Quest, Inc., which was Level 2 and part of the Oil, Gas & Consumable Fuels Industry, representing 0.02% of net assets, Draka Holding NV, which was Level 2 and part of the Electrical Equipment Industry, representing 0.00% of net assets, Hyundai Securities Co., Ltd., which was Level 2 and part of the Capital Markets Industry, representing 0.04% of net assets and China Mining Resources Group, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.02% of net assets. (See accompanying Notes to Schedules of Investments)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 18.9%
Abacus Property Group	1,975,795	$3,848,613
Astro Japan Property Group	449,679	968,123
Bunnings Warehouse Property Trust	3,089,953	5,448,652
CFS Retail Property Trust (a)	12,880,402	22,250,415
Charter Hall Office REIT (a)	3,413,451	12,283,145
Charter Hall Retail REIT (a)	1,911,984	6,272,534
Commonwealth Property Office Fund (a)	18,832,879	18,438,640
Dexus Property Group (a)	37,063,173	31,537,661
Goodman Group (a)	56,850,812	33,221,583
GPT Group	14,106,571	44,398,533
ING Office Fund	20,788,435	12,787,388
Westfield Group	16,323,078	130,695,874
Westfield Retail Trust (a)	22,142,471	56,524,174

		378,675,335

AUSTRIA — 1.9%
Atrium European Real Estate, Ltd.	1,441,924	6,517,725
CA Immobilien Anlagen AG (b)	556,813	5,990,065
IMMOFINANZ AG (a)(b)	8,329,766	25,086,823

		37,594,613

BELGIUM — 1.0%
Befimmo Sicafi S.C.A.	108,795	7,101,157
Cofinimmo (a)	107,618	12,687,945

		19,789,102

CANADA — 11.0%
Artis REIT	313,128	4,302,147
Boardwalk REIT	179,958	8,914,394
Brookfield Asset Management, Inc. (Class A) (a)	4,295,135	118,277,030
Calloway REIT	387,184	10,179,146
Canadian Apartment Properties REIT	319,715	7,005,000
Canadian REIT	252,887	8,791,750
Chartwell Seniors Housing REIT	539,852	4,506,498
Extendicare REIT	303,414	2,532,796
First Capital Realty, Inc. (a)	491,119	8,344,079
H&R REIT	621,755	14,202,820
Primaris Retail REIT	300,318	6,078,619
RioCan REIT	1,024,192	26,584,232

		219,718,511

CHINA — 2.9%
Hongkong Land Holdings, Ltd. (a)	9,521,000	43,225,340
Kerry Properties, Ltd.	4,747,170	15,708,582

		58,933,922

FRANCE — 9.0%
Fonciere Des Regions	202,693	13,051,046
Gecina SA	160,829	13,570,711
Klepierre	721,727	20,649,494
SILIC	72,135	7,016,599
Unibail-Rodamco SE	701,422	126,475,530

		180,763,380

GERMANY — 0.1%
IVG Immobilien AG (a)(b)	1,036,704	2,826,174

HONG KONG — 9.3%
Champion REIT (a)	11,782,174	4,429,731
GZI REIT	5,559,000	2,455,047
Hang Lung Group, Ltd. (a)	6,530,808	35,779,605
Hang Lung Properties, Ltd.	17,126,755	48,734,490
Hysan Development Co., Ltd.	4,691,847	15,404,694
Prosperity REIT	8,313,000	1,605,529
The Link REIT (a)	17,160,750	63,193,347
Wheelock & Co., Ltd.	6,361,545	15,759,293

		187,361,736

ITALY — 0.2%
Beni Stabili SpA	6,331,756	2,842,327

JAPAN — 17.4%
Aeon Mall Co., Ltd.	612,240	13,002,341
Daibiru Corp. (a)	440,500	2,771,016
Daiwa Office Investment Corp. (a)	1,979	4,197,723
Frontier Real Estate Investment Corp. (a)	1,359	11,021,783
Fukuoka REIT Corp. (a)	830	5,469,327
Global One Real Estate Investment Co., Ltd. (a)	749	4,886,899
Hankyu REIT, Inc. (a)	658	2,792,267
Heiwa Real Estate Co., Ltd.	1,389,500	2,763,108
Japan Excellent, Inc. (a)	1,318	5,181,895
Japan Hotel and Resort, Inc.	590	1,320,483
Japan Prime Realty Investment Corp. (a)	5,492	12,941,248
Japan Real Estate Investment Corp.	3,761	29,329,347
Japan Retail Fund Investment Corp. (a)	14,386	21,315,363
Kenedix Realty Investment Corp.	2,192	6,381,700
Mitsui Fudosan Co., Ltd.	6,762,000	98,608,838
Mori Hills REIT Investment Corp.	1,412	4,621,024
Mori Trust Sogo REIT, Inc. (a)	1,325	10,814,921
Nippon Building Fund, Inc. (a)	4,450	36,437,484
Nomura Real Estate Office Fund, Inc.	2,218	11,401,339
NTT Urban Development Corp. (a)	8,358	5,703,080
Orix JREIT, Inc.	2,176	8,979,464
Premier Investment Corp.	1,493	4,847,302
Shoei Co., Ltd. (a)	281,690	1,182,556
Tokyu Land Corp.	3,507,000	13,264,063
Tokyu REIT, Inc.	1,304	6,550,507
Top REIT, Inc.	1,189	5,339,219
United Urban Investment Corp.	16,072	18,236,101

		349,360,398

NETHERLANDS — 1.7%
Corio NV	448,654	19,572,231
Eurocommercial Properties NV	274,160	8,730,247
VastNed Retail NV	142,196	6,386,874

		34,689,352

NEW ZEALAND — 0.8%
AMP NZ Office Trust	5,139,322	3,287,531
Argosy Property Trust	4,261,967	2,626,561
Goodman Property Trust (a)	6,178,284	4,795,581
Kiwi Income Property Trust (a)	7,477,348	5,891,410

		16,601,083

SINGAPORE — 7.4%
Ascendas REIT (a)	12,911,831	18,222,844
Cambridge Industrial Trust	8,343,367	3,056,414

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

CapitaCommercial Trust (a)	14,786,676	$12,030,959
CapitaLand, Ltd. (a)	19,459,999	33,167,468
CapitaMall Trust (a)	16,299,168	21,369,364
Frasers Commercial Trust	3,734,304	2,131,173
Global Logistic Properties, Ltd. (b)	17,305,000	23,422,107
Guocoland, Ltd.	2,502,666	3,396,979
Mapletree Logistics Trust	9,855,080	6,422,352
Singapore Land, Ltd.	829,000	3,567,516
Starhill Global REIT (a)	8,919,482	3,886,559
Suntec REIT	15,956,351	13,228,764
United Industrial Corp., Ltd.	1,962,000	4,130,845

		148,033,344

SOUTH AFRICA — 1.0%
Capital Property Fund	6,896,046	7,525,227
Fountainhead Property Trust (a)	8,939,090	7,606,652
SA Corporate Real Estate Fund	7,682,740	3,292,576
Sycom Property Fund	805,258	2,386,829

		20,811,284

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	35,998	0

SWEDEN — 2.2%
Castellum AB	1,322,414	16,454,701
Fabege AB	1,101,172	8,657,998
Great Portland Estates PLC	2,403,896	12,066,945
Kungsleden AB	1,049,438	7,041,872

		44,221,516

SWITZERLAND — 2.7%
PSP Swiss Property AG (b)	266,923	22,436,261
Swiss Prime Site AG (b)	417,997	31,536,401

		53,972,662

UNITED KINGDOM — 12.0%
Big Yellow Group PLC	933,791	3,559,806
British Land Co. PLC	6,803,027	48,898,220
Capital & Counties Properties PLC	5,266,219	15,108,096
Capital Shopping Centres Group PLC	5,290,042	25,674,987
Derwent London PLC	775,020	18,789,561
Grainger PLC	2,579,607	4,289,596
Hammerson PLC	5,439,945	30,435,198
Land Securities Group PLC	6,007,855	59,335,433
Segro PLC	5,702,059	18,476,380
Shaftesbury PLC	1,921,774	13,953,536
Workspace Group PLC	817,101	2,866,702

		241,387,515

TOTAL COMMON STOCKS —
(Cost $2,289,764,949)		1,997,582,254

SHORT TERM INVESTMENTS — 4.2%
UNITED STATES — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	84,328,937	84,328,937
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	381,309	381,309

TOTAL SHORT TERM INVESTMENTS —
(Cost $84,710,246)		84,710,246

TOTAL INVESTMENTS — 103.7%
(Cost $2,374,475,195)		2,082,292,500
OTHER ASSETS & LIABILITIES — (3.7)%		(74,622,401)

NET ASSETS — 100.0%		$2,007,670,099

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	64.9%
Real Estate Management & Development	34.6
Short Term Investments	4.2
Other Assets & Liabilities	(3.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 1.7%
AGL Energy, Ltd.	14,380	$211,259
Asciano Group	31,523	145,428
Macquarie Atlas Roads Group (a)	779	1,078
Transurban Group (b)	45,285	260,915

		618,680

BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA ADR	17,132	163,857
Companhia Energetica de Minas Gerais ADR (b)	11,568	205,795

		369,652

CANADA — 7.4%
Canadian Utilities, Ltd. (Class A) (b)	2,756	166,564
Emera, Inc.	3,749	121,647
Enbridge, Inc. (b)	24,400	912,738
Fortis, Inc. (b)	5,885	192,863
Pembina Pipeline Corp. (b)	5,200	151,468
TransAlta Corp. (b)	6,963	143,739
TransCanada Corp. (b)	21,932	959,128

		2,648,147

CZECH REPUBLIC — 0.8%
CEZ AS (b)	6,701	268,104

FINLAND — 0.8%
Fortum Oyj	14,000	299,691

FRANCE — 5.5%
EDF SA	8,170	199,391
GDF Suez	53,250	1,459,951
Suez Environnement Co.	11,938	137,942
Veolia Environnement	16,249	178,642

		1,975,926

GERMANY — 5.4%
E.ON AG	60,126	1,301,136
RWE AG	18,147	639,587

		1,940,723

HONG KONG — 3.6%
CLP Holdings, Ltd.	57,227	486,679
Hong Kong & China Gas Co., Ltd.	186,872	433,098
Hongkong Electric Holdings, Ltd.	50,500	373,551

		1,293,328

ITALY — 4.7%
Atlantia SpA	14,541	233,501
Enel Green Power SpA	62,496	130,943
Enel SpA	221,069	902,267
Snam Rete Gas SpA	52,984	234,269
Terna Rete Elettrica Nationale SpA	46,967	158,766

		1,659,746

JAPAN — 5.8%
Chubu Electric Power Co., Inc.	17,998	336,147
Electric Power Development Co., Ltd. (b)	5,241	139,438
Hokuriku Electric Power Co. (b)	5,100	95,252
Kyushu Electric Power Co., Inc.	11,118	159,241
Osaka Gas Co., Ltd.	49,000	193,605
Shikoku Electric Power Co., Inc. (b)	5,535	158,698
The Chugoku Electric Power Co., Inc. (b)	8,675	152,100
The Kansai Electric Power Co., Inc.	22,337	342,865
The Tokyo Electric Power Co., Inc. (a)(b)	39,067	92,920
Tohoku Electric Power Co., Inc.	11,808	113,414
Tokyo Gas Co., Ltd.	61,000	280,660

		2,064,340

PORTUGAL — 0.8%
EDP — Energias de Portugal SA	86,193	267,533

SOUTH KOREA — 0.5%
Korea Electric Power Corp. ADR (a)	16,590	182,158

SPAIN — 3.9%
Abertis Infraestructuras SA	12,167	194,905
Enagas	5,579	103,494
Gas Natural SDG SA	12,447	214,337
Iberdrola SA	140,611	883,283

		1,396,019

UNITED KINGDOM — 8.9%
Centrica PLC	162,431	730,292
International Power PLC	47,702	249,979
National Grid PLC	112,283	1,090,619
Pennon Group PLC	11,197	124,245
Scottish & Southern Energy PLC	29,357	589,003
Severn Trent PLC	7,380	171,580
United Utilities Group PLC	21,824	205,535

		3,161,253

UNITED STATES — 48.4%
Alliant Energy Corp.	3,472	153,150
Ameren Corp.	7,618	252,384
American Electric Power Co., Inc.	15,176	626,921
American Water Works Co., Inc.	5,630	179,372
Aqua America, Inc. (b)	4,311	95,058
Calpine Corp. (a)	11,140	181,916
CenterPoint Energy, Inc.	13,264	266,474
CMS Energy Corp. (b)	7,930	175,094
Consolidated Edison, Inc. (b)	9,184	569,684
Constellation Energy Group, Inc.	6,243	247,660
Dominion Resources, Inc.	17,991	954,962
DTE Energy Co.	5,272	287,060
Duke Energy Corp. (b)	41,948	922,856
Edison International (b)	10,302	426,503
El Paso Corp.	24,284	645,226
Entergy Corp.	5,561	406,231
Exelon Corp. (b)	20,831	903,440
FirstEnergy Corp.	13,220	585,646
Integrys Energy Group, Inc. (b)	2,448	132,633
ITC Holdings Corp. (b)	1,649	125,126
Kinder Morgan Management, LLC (a)(b)	3,087	242,391
Kinder Morgan, Inc. (b)	3,500	112,595
National Fuel Gas Co. (b)	2,569	142,785
NextEra Energy, Inc.	13,248	806,538
NiSource, Inc. (b)	8,789	209,266
Northeast Utilities	5,543	199,936
NRG Energy, Inc. (a)(b)	7,139	129,359
NSTAR (b)	3,273	153,700
NV Energy, Inc.	7,273	118,914
OGE Energy Corp. (b)	3,129	177,446
ONEOK, Inc. (b)	3,204	277,755
Pepco Holdings, Inc. (b)	7,037	142,851

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

PG&E Corp. (b)	12,675	$522,463
Pinnacle West Capital Corp.	3,500	168,630
PPL Corp.	18,195	535,297
Progress Energy, Inc.	9,245	517,905
Public Service Enterprise Group, Inc.	16,035	529,315
SCANA Corp. (b)	4,062	183,034
Sempra Energy	7,547	415,085
Southern Co.	27,047	1,252,006
Spectra Energy Corp.	20,452	628,899
TECO Energy, Inc. (b)	6,732	128,850
The AES Corp. (a)	24,106	285,415
The Williams Cos., Inc.	18,526	611,728
Wisconsin Energy Corp. (b)	7,214	252,201
Xcel Energy, Inc.	15,140	418,470

		17,300,230

TOTAL COMMON STOCKS —
(Cost $50,852,680)		35,445,530

SHORT TERM INVESTMENTS — 12.2%
UNITED STATES — 12.2%
MONEY MARKET FUNDS — 12.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,260,310	4,260,310
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	101,213	101,213

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,361,523)		4,361,523

TOTAL INVESTMENTS — 111.4%
(Cost $55,214,203)		39,807,053
OTHER ASSETS & LIABILITIES — (11.4)%		(4,071,006)

NET ASSETS — 100.0%		$35,736,047

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	44.2%
Multi-Utilities	29.1
Oil, Gas & Consumable Fuels	11.9
Gas Utilities	5.3
Independent Power Producers & Energy Traders	4.2
Water Utilities	2.2
Transportation Infrastructure	1.9
Road & Rail	0.4
Short Term Investments	12.2
Other Assets & Liabilities	(11.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 8.4%
BHP Billiton, Ltd.	243,742	$8,601,021
Incitec Pivot, Ltd.	269,990	860,829
Newcrest Mining, Ltd.	61,416	1,863,726
Rio Tinto, Ltd. (a)	36,107	2,232,120
Woodside Petroleum, Ltd.	24,875	780,867

		14,338,563

BRAZIL — 3.7%
Companhia Siderurgica Nacional SA ADR	76,460	625,443
Gerdau SA ADR (a)	59,094	461,524
Petroleo Brasileiro SA ADR	68,708	1,707,394
Vale SA ADR (a)	166,672	3,575,114

		6,369,475

CANADA — 12.8%
Agnico-Eagle Mines, Ltd. (a)	13,163	478,948
Agrium, Inc.	27,445	1,843,054
Barrick Gold Corp.	77,521	3,507,825
Canadian Natural Resources, Ltd.	35,156	1,317,163
Goldcorp, Inc.	63,784	2,831,991
Imperial Oil, Ltd. (a)	27,400	1,221,396
Kinross Gold Corp.	84,186	961,535
Potash Corp. of Saskatchewan, Inc.	145,204	5,994,021
Sino-Forest Corp. (a)(b)(c)	48,511	0
Suncor Energy, Inc. (a)	51,126	1,475,160
Teck Resources, Ltd. (Class B)	48,610	1,714,299
Viterra, Inc.	63,976	674,787

		22,020,179

CHILE — 0.9%
Sociedad Quimica y Minera de Chile SA ADR	29,971	1,613,938

CHINA — 0.9%
China Agri-Industries Holdings, Ltd.	460,000	350,037
China Coal Energy Co., Ltd	79,000	85,239
China Petroleum & Chemical Corp.	292,000	307,166
China Shenhua Energy Co., Ltd.	62,000	269,024
PetroChina Co., Ltd.	384,000	478,109
Yanzhou Coal Mining Co., Ltd.	34,000	72,583

		1,562,158

FINLAND — 0.9%
Stora Enso Oyj	104,317	626,720
UPM-Kymmene Oyj	86,847	959,421

		1,586,141

FRANCE — 2.2%
Total SA	73,279	3,757,522

GERMANY — 2.0%
K+S AG	33,031	1,497,342
Suedzucker AG	29,258	936,238
ThyssenKrupp AG	42,109	968,916

		3,402,496

HONG KONG — 0.9%
Chaoda Modern Agriculture Holdings, Ltd. (d)	372,000	21,554
CNOOC, Ltd.	821,000	1,435,529

		1,457,083

INDIA — 0.5%
Reliance Industries, Ltd. GDR (e)	30,018	798,479

ITALY — 1.5%
ENI SpA	126,993	2,639,344

JAPAN — 1.8%
JFE Holdings, Inc.	47,200	855,170
Nippon Steel Corp.	527,000	1,315,103
OJI Paper Co., Ltd. (a)	178,000	913,829

		3,084,102

LUXEMBOURG — 1.4%
ArcelorMittal	130,141	2,387,158

NETHERLANDS — 2.7%
Nutreco NV	5,779	381,402
Royal Dutch Shell PLC (Class A)	114,506	4,219,286

		4,600,688

NORWAY — 2.6%
StatoilHydro ASA	99,423	2,557,232
Yara International ASA	49,342	1,984,279

		4,541,511

PERU — 1.0%
Compania de Minas Buenaventura SA ADR, Series B	13,184	505,475
Southern Copper Corp. (a)	42,268	1,275,648

		1,781,123

RUSSIA — 5.4%
Gazprom OAO ADR	209,705	2,235,455
Lukoil OAO ADR	15,177	803,622
MMC Norilsk Nickel OJSC ADR	90,644	1,387,760
Novolipetsk Steel OJSC GDR	27,108	532,401
Rosneft Oil Co. GDR	187,729	1,239,011
Surgutneftegas OJSC ADR	64,343	503,806
Uralkali OJSC GDR	68,953	2,482,308

		9,184,363

SINGAPORE — 3.0%
Golden Agri-Resources, Ltd.	1,999,000	1,102,291
Wilmar International, Ltd. (a)	1,064,000	4,102,880

		5,205,171

SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd. ADR (a)	18,597	789,443
Gold Fields, Ltd. ADR (a)	35,417	540,109

		1,329,552

SOUTH KOREA — 1.3%
POSCO ADR (a)	27,945	2,294,285

SPAIN — 0.7%
Repsol YPF SA	39,213	1,208,215

SWEDEN — 0.9%
Svenska Cellulosa AB (Class B)	102,947	1,531,748

SWITZERLAND — 4.8%
Syngenta AG (c)	15,750	4,631,857
Xstrata PLC	231,762	3,522,575

		8,154,432

UNITED KINGDOM — 7.1%
Anglo American PLC	105,558	3,902,696
Antofagasta PLC	75,270	1,421,272
BG Group PLC	103,978	2,224,318

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

BP PLC	603,310	$4,317,668
Lonmin PLC	15,125	230,357

		12,096,311

UNITED STATES — 31.4%
Alcoa, Inc.	88,355	764,271
Apache Corp.	12,559	1,137,594
Archer-Daniels-Midland Co. (a)	114,625	3,278,275
Bunge, Ltd. (a)	24,826	1,420,047
CF Industries Holdings, Inc.	11,260	1,632,475
Chevron Corp.	62,064	6,603,610
ConocoPhillips (a)	42,831	3,121,095
CONSOL Energy, Inc.	7,204	264,387
Exxon Mobil Corp. (a)	109,258	9,260,708
Freeport-McMoRan Copper & Gold, Inc.	77,037	2,834,191
International Paper Co. (a)	77,234	2,286,126
MeadWestvaco Corp. (a)	30,106	901,675
Monsanto Co.	92,701	6,495,559
Newmont Mining Corp. (a)	38,870	2,332,589
Nucor Corp. (a)	26,030	1,030,007
Occidental Petroleum Corp.	25,900	2,426,830
Peabody Energy Corp.	8,880	294,017
Plum Creek Timber Co., Inc. (a)	27,979	1,022,912
Rayonier, Inc. (a)	21,042	939,104
The Mosaic Co.	79,135	3,990,778
Weyerhaeuser Co. (a)	92,070	1,718,947

		53,755,197

TOTAL COMMON STOCKS —
(Cost $201,771,495)		170,699,234

SHORT TERM INVESTMENTS — 11.2%
UNITED STATES — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	19,116,743	19,116,743
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	83,604	83,604

TOTAL SHORT TERM INVESTMENTS —
(Cost $19,200,347)		19,200,347

TOTAL INVESTMENTS — 110.8%
(Cost $220,971,842)		189,899,581
OTHER ASSETS & LIABILITIES — (10.8)%		(18,491,816)

NET ASSETS — 100.0%		$171,407,765

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Non-income producing security.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	34.5%
Metals & Mining	32.6
Chemicals	19.3
Food Products	7.0
Paper & Forest Products	5.1
Real Estate Investment Trusts	1.1
Short Term Investments	11.2
Other Assets & Liabilities	(10.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Sino-Forest Corp., which was Level 3 and part of Paper & Forest Products Industry, representing 0.00% of net assets and Chaoda Modern Agriculture Holdings, Ltd., which was Level 2 part of the Food Products Industry, representing 0.01% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 6.0%
Alumina, Ltd.	329,131	$376,229
Amcor, Ltd.	150,216	1,110,351
AMP, Ltd.	102,551	427,901
Australia & New Zealand Banking Group, Ltd.	63,153	1,329,204
BHP Billiton, Ltd.	146,647	5,174,791
BlueScope Steel, Ltd. (a)	245,615	101,981
Boral, Ltd. (a)	210,137	775,557
Brambles, Ltd.	77,083	565,823
CFS Retail Property Trust	246,089	425,110
Coca-Cola Amatil, Ltd.	107,022	1,262,866
Commonwealth Bank of Australia (a)	53,459	2,697,561
CSL, Ltd.	30,130	988,457
Fortescue Metals Group, Ltd. (a)	90,194	394,834
Iluka Resources, Ltd.	18,066	287,080
Insurance Australia Group, Ltd.	113,050	345,379
Lend Lease Group	95,885	703,838
Lynas Corp., Ltd. (a)(b)	234,581	251,315
Macquarie Group, Ltd.	28,823	702,979
National Australia Bank, Ltd. (a)	62,434	1,495,212
Newcrest Mining, Ltd.	26,062	790,876
Origin Energy, Ltd.	84,186	1,151,342
OZ Minerals, Ltd.	46,135	473,449
Qantas Airways, Ltd. (b)	263,268	394,058
QBE Insurance Group, Ltd.	38,198	507,130
Rio Tinto, Ltd. (a)	13,578	839,386
Santos, Ltd.	75,638	949,140
Sonic Healthcare, Ltd. (a)	38,656	447,028
Suncorp Group, Ltd.	103,115	885,879
Toll Holdings, Ltd. (a)	109,943	475,651
Transurban Group (a)	93,320	537,675
Wesfarmers, Ltd. (c)	386	11,674
Wesfarmers, Ltd. (c)	19,438	592,853
Westfield Group	63,082	505,086
Westpac Banking Corp. (a)	77,156	1,582,007
Woodside Petroleum, Ltd.	28,058	880,787
Woolworths, Ltd.	50,892	1,309,580

		31,750,069

AUSTRIA — 0.2%
Erste Group Bank AG	20,917	368,879
OMV AG	10,600	322,544
Raiffeisen International Bank-Holding AG (a)	14,128	367,997
Telekom Austria AG	21,660	259,753

		1,319,173

BELGIUM — 0.5%
Ageas	167,466	260,875
Ageas VVPR Strip (b)	5,332	7
Anheuser-Busch InBev NV	22,854	1,403,441
Anheuser-Busch InBev NV — VVPR Strip (b)	8,694	11
Delhaize Group	4,779	269,279
KBC Groep NV	13,717	173,277
Solvay SA	4,232	349,733
UCB SA	7,112	300,147

		2,756,770

BRAZIL — 3.4%
Banco Bradesco SA ADR (a)	95,428	1,591,739
Companhia de Bebidas das Americas Preference Shares ADR (a)	54,531	1,968,024
Companhia Energetica de Minas Gerais ADR (a)	71,645	1,274,564
Companhia Siderurgica Nacional SA ADR	66,960	547,733
Gerdau SA ADR (a)	99,796	779,407
Itau Unibanco Holding SA Preference Shares ADR (a)	136,278	2,529,320
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	48,101	350,656
PDG Realty SA Empreendimentos e Participacoes ADR (a)	35,100	231,660
Petroleo Brasileiro SA ADR (a)	171,362	4,025,293
Tele Norte Leste Participacoes SA ADR (a)	65,907	626,776
Tim Participacoes SA ADR	10,881	280,730
Vale SA ADR	22,282	477,949
Vale SA ADR Preference Shares (a)	147,104	3,030,342

		17,714,193

CANADA — 8.4%
Agnico-Eagle Mines, Ltd. (a)	4,795	174,471
Agrium, Inc.	7,849	527,095
Bank of Montreal	25,878	1,420,145
Bank of Nova Scotia (a)	39,010	1,947,339
Barrick Gold Corp. (a)	41,902	1,899,118
Brookfield Asset Management, Inc. (Class A)	26,459	728,613
Brookfield Properties Corp. (a)	44,273	694,368
Cameco Corp. (a)	17,716	320,306
Canadian Imperial Bank of Commerce	16,050	1,163,103
Canadian National Railway Co.	23,022	1,812,142
Canadian Natural Resources, Ltd.	47,919	1,795,345
Canadian Pacific Railway, Ltd. (a)	10,568	716,227
Canadian Tire Corp., Ltd. (Class A)	7,866	509,079
Cenovus Energy, Inc. (a)	33,211	1,103,391
Eldorado Gold Corp.	15,120	208,183
Enbridge, Inc. (a)	43,220	1,616,744
EnCana Corp.	34,552	640,989
Enerplus Corp. (a)	13,913	353,205
First Quantum Minerals, Ltd.	16,117	317,354
Gildan Activewear, Inc. (a)	18,528	348,634
Goldcorp, Inc.	32,288	1,433,578
Husky Energy, Inc. (a)	17,905	431,689
IAMGOLD Corp.	13,152	208,985
IGM Financial, Inc. (a)	14,955	649,604
Imperial Oil, Ltd. (a)	20,094	895,720
Kinross Gold Corp.	39,818	454,784
Loblaw Cos., Ltd. (a)	14,288	539,948
Manulife Financial Corp. (a)	62,951	670,777
National Bank of Canada (a)	13,631	965,716
New Gold, Inc. (b)	22,475	226,902
Nexen, Inc.	17,358	276,330
Onex Corp.	24,088	784,915
Penn West Petroleum, Ltd. (a)	19,054	377,805
Potash Corp. of Saskatchewan, Inc.	41,865	1,731,338
Research In Motion, Ltd. (b)	21,867	317,831
Rogers Communications, Inc. (Class B) (a)	21,326	822,043

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Royal Bank of Canada (a)	50,407	$2,573,195
Shaw Communications, Inc. (a)	22,862	454,658
Shoppers Drug Mart Corp. (a)	14,360	580,182
Silver Wheaton Corp. (a)	10,039	290,843
SNC-Lavalin Group, Inc.	18,823	944,246
Sun Life Financial, Inc. (a)	25,421	471,846
Suncor Energy, Inc.	50,843	1,466,995
Talisman Energy, Inc. (a)	55,965	713,406
Teck Resources, Ltd. (Class B) (a)	30,881	1,089,061
TELUS Corp.	11,592	622,035
Thomson Reuters Corp.	25,108	671,437
TMX Group, Inc.	10,967	449,020
Toronto-Dominion Bank (a)	31,147	2,333,616
TransAlta Corp. (a)	27,321	563,995
TransCanada Corp. (a)	25,984	1,136,330
Valeant Pharmaceuticals International, Inc. (b)	8,199	383,761
Yamana Gold, Inc. (a)	18,084	266,753

		44,095,195

CHILE — 0.4%
Empresa Nacional de Electricidad SA ADR	22,902	1,015,704
Enersis SA ADR	45,250	797,757
Sociedad Quimica y Minera de Chile SA ADR	5,233	281,797

		2,095,258

CHINA — 2.6%
Agricultural Bank of China, Ltd. (a)	896,000	385,322
Bank of China, Ltd.	3,002,436	1,105,628
Bank of Communications Co., Ltd. (a)	628,710	439,561
China Construction Bank Corp.	2,280,720	1,591,623
China COSCO Holdings Co., Ltd. (a)	451,167	221,906
China Life Insurance Co., Ltd. (a)	368,000	909,742
China Merchants Bank Co., Ltd. (a)	227,500	459,886
China Petroleum & Chemical Corp.	910,000	957,266
China Shenhua Energy Co., Ltd.	90,500	392,688
China Telecom Corp., Ltd.	1,086,000	618,047
Hengan International Group Co., Ltd. (a)	45,000	420,937
Huaneng Power International, Inc. (a)	744,000	395,633
Industrial & Commercial Bank of China (a)	2,466,045	1,463,764
PetroChina Co., Ltd.	912,000	1,135,508
PICC Property & Casualty Co., Ltd. (a)	192,400	260,114
Ping An Insurance Group Co. of China, Ltd. (a)	92,000	606,494
Tencent Holdings, Ltd.	36,300	729,590
Tingyi Cayman Islands Holding Corp. (a)	180,000	546,957
Wumart Stores, Inc. (a)	87,000	181,693
Yanzhou Coal Mining Co., Ltd. (a)	180,000	384,261
Zijin Mining Group Co., Ltd. (a)	888,000	333,860

		13,540,480

COLOMBIA — 0.1%
BanColombia SA ADR (a)	4,457	265,459

DENMARK — 0.8%
A P Moller — Maersk A/S	92	609,332
Danske Bank A/S (b)	30,977	394,696
DSV A/S	23,811	428,364
Novo Nordisk A/S (Class B)	21,874	2,521,564
Vestas Wind Systems A/S (a)(b)	9,887	107,067

		4,061,023

FINLAND — 0.9%
Elisa Oyj (a)	15,226	318,820
Fortum Oyj	22,692	485,756
Kesko Oyj (Class B)	9,139	307,984
Kone Oyj (Class B)	16,778	873,392
Metso Oyj	12,020	447,048
Neste Oil Oyj	14,558	147,503
Nokia Oyj	96,826	474,120
Outokumpu Oyj (a)	26,469	174,553
Sampo Oyj (Class A)	24,245	603,350
Stora Enso Oyj	61,781	371,170
UPM-Kymmene Oyj	38,986	430,688
Wartsila Oyj	10,960	317,563
YIT Oyj	1	16

		4,951,963

FRANCE — 5.9%
Accor SA	10,941	278,167
Air France-KLM (a)(b)	28,019	144,509
Air Liquide SA	12,508	1,552,120
Alcatel-Lucent (a)(b)	219,167	343,405
Alstom SA	9,754	296,674
AXA SA	61,968	808,057
BNP Paribas	37,928	1,494,320
Bouygues SA	10,407	328,897
Cap Gemini SA	7,180	225,049
Carrefour SA	25,891	592,047
Credit Agricole SA	34,838	197,181
Danone	23,817	1,501,689
Essilor International SA	15,119	1,070,638
France Telecom SA	78,853	1,242,175
GDF Suez	44,887	1,230,664
L’Oreal SA	12,154	1,273,262
Lagardere SCA	8,292	219,591
LVMH Moet Hennessy Louis Vuitton SA	9,929	1,410,093
Neopost SA (a)	4,153	280,667
Pernod — Ricard SA	8,493	790,065
Peugeot SA	19,077	299,902
PPR	6,291	903,641
Publicis Groupe SA	10,891	502,541
Renault SA	19,388	674,517
Sanofi-Aventis SA	41,938	3,089,573
Schneider Electric SA	21,574	1,139,296
Societe Generale	26,033	581,438
Sodexo	6,459	465,102
Technip SA	6,726	634,071
Total SA	87,090	4,465,707
Unibail-Rodamco SE	2,965	534,628
Vallourec SA	4,458	290,284
Veolia Environnement	16,171	177,784
Vinci SA	21,726	952,154
Vivendi SA	52,810	1,159,956

		31,149,864

GERMANY — 5.2%
Adidas AG	14,292	932,482

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Allianz SE	18,780	$1,801,871
BASF SE	38,717	2,708,537
Bayer AG	30,685	1,967,786
Commerzbank AG (a)(b)	148,435	251,076
Daimler AG	37,804	1,664,633
Deutsche Bank AG	33,660	1,286,184
Deutsche Boerse AG (b)	11,098	583,622
Deutsche Lufthansa AG	17,028	203,033
Deutsche Post AG	45,453	700,977
Deutsche Telekom AG	125,971	1,449,687
E.ON AG	76,931	1,664,799
Fresenius Medical Care AG & Co. KGaA	12,787	871,471
Linde AG	6,000	895,334
MAN SE	6,637	591,907
Merck KGaA	4,695	469,484
Metro AG	8,384	306,920
Muenchener Rueckversicherungs- Gesellschaft AG	9,500	1,168,867
RWE AG	22,176	781,588
Salzgitter AG	2,780	139,410
SAP AG	39,243	2,081,034
Siemens AG	34,720	3,332,607
ThyssenKrupp AG	16,672	383,618
TUI AG (a)(b)	46,126	287,237
Volkswagen AG	5,451	733,450

		27,257,614

GREECE — 0.0% (d)
Hellenic Telecommunications Organization SA ADR (a)	1,380	2,387
National Bank of Greece SA ADR (a)(b)	53,014	104,968

		107,355

HONG KONG — 3.7%
AIA Group, Ltd.	203,400	635,085
Bank of East Asia, Ltd. (a)	309,064	1,169,943
Belle International Holdings, Ltd. (a)	270,000	470,708
Cheung Kong Holdings, Ltd.	92,000	1,094,533
China Mengniu Dairy Co., Ltd.	89,000	208,101
China Merchants Holdings International Co., Ltd. (a)	181,507	526,998
China Mobile, Ltd.	275,000	2,687,469
China Overseas Land & Investment, Ltd. (a)	186,000	310,854
China Resources Enterprise, Ltd. (a)	182,000	624,508
China Unicom (Hong Kong), Ltd. (a)	362,000	761,605
Citic Pacific, Ltd. (a)	186,000	335,282
CNOOC, Ltd.	822,217	1,437,657
COSCO Pacific, Ltd.	358,594	418,774
Esprit Holdings, Ltd. (a)	4	5
Hang Lung Properties, Ltd.	186,000	529,266
Henderson Land Development Co., Ltd.	92,684	460,639
Hong Kong & China Gas Co., Ltd.	555,118	1,286,551
Hong Kong Exchanges and Clearing, Ltd. (a)	72,906	1,164,941
Hutchison Whampoa, Ltd.	92,000	770,556
Li & Fung, Ltd. (a)	372,000	688,765
New World Development Co., Ltd.	557,225	449,132
Sands China, Ltd. (b)	106,800	301,839
Shangri-La Asia, Ltd.	178,333	307,684
Sun Hung Kai Properties, Ltd.	91,440	1,146,149
Swire Pacific, Ltd.	92,000	1,110,525
The Link REIT	227,110	836,318

		19,733,887

HUNGARY — 0.2%
MOL Hungarian Oil and Gas NyRt (a)(b)	5,716	409,007
Richter Gedeon NyRt	3,058	431,322

		840,329

INDIA — 1.4%
Axis Bank Ltd, GDR	12,916	195,549
Dr. Reddy’s Laboratories, Ltd. ADR (a)	35,684	1,050,180
HDFC Bank, Ltd. ADR (a)	56,414	1,482,560
ICICI Bank, Ltd. ADR	41,516	1,097,268
Infosys Technologies, Ltd. ADR (a)	26,364	1,354,582
Mahindra & Mahindra, Ltd. GDR	16,104	212,412
Reliance Industries, Ltd. GDR (e)	46,957	1,249,056
Tata Motors, Ltd. ADR (a)	49,619	838,561

		7,480,168

INDONESIA — 0.9%
Astra Agro Lestari Tbk PT	132,000	315,898
Astra International Tbk PT	182,500	1,489,385
Bank Central Asia Tbk PT	309,500	273,063
Bank Mandiri Tbk PT	374,000	278,412
Bank Rakyat Indonesia Persero Tbk PT	1,674,100	1,246,228
Bumi Resources Tbk PT	1,159,500	278,127
Charoen Pokphand Indonesia Tbk PT	952,500	225,848
Gudang Garam Tbk PT	43,000	294,254
Telekomunikasi Indonesia Tbk PT	510,000	396,526

		4,797,741

IRELAND — 0.3%
CRH PLC	10,466	208,688
Elan Corp. PLC (b)	48,483	674,698
James Hardie Industries SE	114,419	800,002

		1,683,388

ISRAEL — 0.5%
Bank Hapoalim BM	180,381	585,899
Bank Leumi Le-Israel BM	164,698	469,920
Teva Pharmaceutical Industries, Ltd. ADR	41,745	1,684,828

		2,740,647

ITALY — 1.5%
Assicurazioni Generali SpA	43,126	651,094
Atlantia SpA	29,680	476,605
Banca Monte dei Paschi di Siena SpA	272,658	89,160
Enel SpA	246,309	1,005,282
ENI SpA	85,972	1,786,789
Fiat Industrial SpA (b)	31,093	267,407
Fiat SpA (a)	66,823	307,949
Finmeccanica SpA (a)	20,467	75,935
Intesa Sanpaolo SpA	444,328	746,385
Mediaset SpA	52,250	145,017
Mediobanca SpA (a)	29,509	170,313
Pirelli & C. SpA	38,270	323,170
Saipem SpA	18,617	793,908
Telecom Italia SpA	607,746	655,614

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

UBI Banca ScPA (a)	43,427	$178,482
UniCredit SpA (a)	22,352	186,284

		7,859,394

JAPAN — 14.7%
Aeon Co., Ltd. (a)	27,400	376,421
Aisin Seiki Co., Ltd.	18,300	521,838
Asahi Breweries, Ltd. (a)	27,800	610,632
Asahi Glass Co., Ltd. (a)	91,000	764,050
Asahi Kasei Corp.	93,000	560,853
Astellas Pharma, Inc.	27,300	1,110,593
Bridgestone Corp. (a)	27,800	630,504
Canon, Inc. (a)	36,500	1,617,689
Central Japan Railway Co.	93	785,677
Chubu Electric Power Co., Inc.	37,000	691,045
Chuo Mitsui Trust Holdings, Inc.	89,000	261,424
Credit Saison Co., Ltd.	27,100	543,479
Daiichi Sankyo Co., Ltd.	37,100	735,828
Daikin Industries, Ltd.	27,500	753,444
Daiwa Securities Group, Inc. (a)	91,000	283,858
DeNA Co., Ltd.	9,500	285,099
Denso Corp.	18,600	513,954
East Japan Railway Co.	18,200	1,159,085
Eisai Co., Ltd. (a)	9,300	384,982
Electric Power Development Co., Ltd. (a)	9,300	247,428
FANUC Corp.	9,100	1,393,267
FUJIFILM Holdings Corp.	27,500	651,579
Fujitsu, Ltd.	93,000	483,494
Furukawa Electric Co., Ltd. (a)	93,000	213,946
Hitachi, Ltd. (a)	182,000	955,654
Hokuhoku Financial Group, Inc. (a)	186,000	362,620
Honda Motor Co., Ltd. (a)	64,000	1,953,106
Hoya Corp.	18,600	400,816
Inpex Corp.	90	567,325
ITOCHU Corp.	91,000	924,903
Japan Real Estate Investment Corp.	91	709,644
Japan Retail Fund Investment Corp.	372	551,183
Japan Tobacco, Inc.	182	856,304
JFE Holdings, Inc.	27,500	498,245
JS Group Corp.	18,300	350,825
JSR Corp.	18,600	343,280
JX Holdings, Inc.	163,908	990,606
Kajima Corp. (a)	93,000	285,261
Kamigumi Co., Ltd.	91,000	785,339
KDDI Corp.	93	598,323
Keikyu Corp. (a)	92,423	830,053
Kintetsu Corp. (a)	185,000	723,746
Kobe Steel, Ltd.	186,000	287,679
Komatsu, Ltd.	45,600	1,066,213
Konica Minolta Holdings, Inc. (a)	46,500	346,907
Kubota Corp. (a)	92,000	771,250
Kyocera Corp.	9,100	732,116
Makita Corp.	9,100	294,620
Marubeni Corp.	90,000	548,609
Marui Group Co., Ltd. (a)	55,700	434,364
Mitsubishi Chemical Holdings Corp. (a)	93,000	512,503
Mitsubishi Corp.	63,900	1,291,454
Mitsubishi Electric Corp.	91,000	872,862
Mitsubishi Estate Co., Ltd.	91,618	1,369,388
Mitsubishi Heavy Industries, Ltd. (a)	185,000	788,666
Mitsubishi UFJ Financial Group, Inc.	374,300	1,590,799
Mitsui & Co., Ltd.	91,300	1,420,407
Mitsui Chemicals, Inc. (a)	93,000	284,053
Mizuho Financial Group, Inc.	506,900	685,178
MS&AD Insurance Group Holdings, Inc.	27,100	502,269
Murata Manufacturing Co., Ltd. (a)	9,300	478,054
NEC Corp. (a)(b)	88,000	178,425
Nidec Corp. (a)	9,100	791,253
Nintendo Co., Ltd.	1,900	261,762
Nippon Steel Corp. (a)	275,000	686,249
Nippon Telegraph & Telephone Corp.	18,500	946,159
Nippon Yusen KK (a)	93,000	238,121
Nissan Motor Co., Ltd. (a)	90,800	816,657
Nitto Denko Corp. (a)	8,900	318,568
NKSJ Holdings, Inc.	27,700	543,631
Nomura Holdings, Inc.	101,500	307,376
NTT Data Corp.	93	297,107
NTT DoCoMo, Inc.	730	1,342,540
Obayashi Corp.	93,000	413,387
ORIX Corp. (a)	10,090	834,058
Osaka Gas Co., Ltd.	185,000	730,959
Panasonic Corp. (a)	90,800	771,812
Resona Holdings, Inc.	27,800	122,488
Rohm Co., Ltd. (a)	9,100	424,604
Secom Co., Ltd.	9,300	429,101
Seven & I Holdings Co., Ltd.	36,400	1,014,791
Sharp Corp. (a)	91,000	795,984
Shin-Etsu Chemical Co., Ltd.	18,500	911,295
Softbank Corp.	36,500	1,075,455
Sony Corp.	46,100	828,050
Sumitomo Chemical Co., Ltd. (a)	93,000	339,654
Sumitomo Corp. (a)	46,400	628,396
Sumitomo Electric Industries, Ltd.	37,100	404,079
Sumitomo Metal Industries, Ltd.	186,000	338,446
Sumitomo Mitsui Financial Group, Inc.	27,800	774,671
T&D Holdings, Inc.	18,300	170,537
Takeda Pharmaceutical Co., Ltd.	36,500	1,603,457
TDK Corp.	9,300	412,178
Teijin, Ltd.	185,000	569,860
Terumo Corp.	18,500	871,621
The Bank of Yokohama, Ltd.	93,000	439,979
The Chiba Bank, Ltd. (a)	93,000	599,532
The Joyo Bank, Ltd. (a)	93,000	410,970
The Kansai Electric Power Co., Inc.	45,900	704,548
The Shizuoka Bank, Ltd. (a)	91,000	959,202
The Tokyo Electric Power Co., Inc. (a)(b)	64,800	154,125
Tohoku Electric Power Co., Inc.	18,700	179,611
Tokio Marine Holdings, Inc.	27,800	616,051
Tokyo Electron, Ltd.	9,300	473,219
Tokyo Gas Co., Ltd.	185,000	851,183
Tokyu Corp. (a)	93,000	458,110
Toppan Printing Co., Ltd. (a)	93,000	684,143
Toray Industries, Inc. (a)	93,000	666,012
Toshiba Corp. (a)	93,000	380,751
Toyota Motor Corp.	110,000	3,667,143
Toyota Tsusho Corp.	27,200	481,144
West Japan Railway Co.	18,500	804,296
Yahoo! Japan Corp. (a)	1,206	388,572

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Yamada Denki Co., Ltd. (a)	5,490	$373,897
Yamaha Corp. (a)	36,200	332,171
Yamaha Motor Co., Ltd. (a)	37,100	469,657

		77,831,840

LUXEMBOURG — 0.1%
ArcelorMittal	30,436	558,283

MEXICO — 1.1%
America Movil SAB de CV	1,623,427	1,840,342
Cemex SAB de CV (a)(b)	620,743	331,381
Fomento Economico Mexicano SAB de CV	86,749	603,094
Grupo Elektra SA de CV	3,439	341,481
Grupo Financiero Banorte SAB de CV (a)	193,356	586,357
Grupo Mexico SAB de CV	108,526	283,615
Grupo Modelo SAB de CV	110,290	699,342
Grupo Televisa SA de CV (Series CPO)	169,561	713,584
Industrias Penoles SA de CV	6,339	277,760
Telefonos de Mexico SA de CV	189,626	137,919

		5,814,875

NETHERLANDS — 3.1%
Akzo Nobel NV	14,201	688,733
ASML Holding NV	22,251	938,045
European Aeronautic Defence and Space Co. NV	21,828	684,315
Heineken NV	11,786	547,281
ING Groep NV (b)	113,939	822,379
Koninklijke (Royal) KPN NV	88,778	1,065,460
Koninklijke Ahold NV	60,466	816,729
Koninklijke DSM NV	12,356	575,032
Koninklijke Philips Electronics NV	54,209	1,145,647
Reed Elsevier NV	46,025	538,144
Royal Dutch Shell PLC (Class A)	133,312	4,912,244
SBM Offshore NV	17,517	362,016
TNT Express NV	24,274	181,946
Unilever NV	75,415	2,601,202
Wolters Kluwer NV	22,430	388,864

		16,268,037

NORWAY — 0.6%
DnB NOR ASA	74,539	731,283
Norsk Hydro ASA	112,711	523,899
StatoilHydro ASA	43,319	1,114,196
Telenor ASA	35,960	591,103
Yara International ASA	9,218	370,700

		3,331,181

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	6,490	248,827
Credicorp, Ltd.	2,683	293,708

		542,535

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	5,325	306,826

POLAND — 0.1%
Telekomunikacja Polska SA GDR	71,446	358,480

PORTUGAL — 0.1%
Portugal Telecom SGPS SA (a)	69,546	401,751

RUSSIA — 1.4%
Federal Hydrogenerating Co. JSC ADR	64,472	196,639
Gazprom OAO ADR (c)	4,200	44,860
Gazprom OAO ADR (c)	213,589	2,276,859
Lukoil OAO ADR	26,822	1,426,930
Mechel OAO ADR (a)	44,466	377,961
MMC Norilsk Nickel OJSC ADR	13,980	214,034
Mobile TeleSystems ADR	43,373	636,716
Sberbank of Russia ADR (b)(c)	42,766	425,094
Sberbank of Russia ADR (b)(c)	17,661	175,197
Surgutneftegas OJSC ADR Preference Shares	60,953	310,251
Tatneft ADR	35,941	1,063,853
Uralkali OJSC GDR	9,133	328,788

		7,477,182

SINGAPORE — 1.2%
CapitaLand, Ltd.	185,000	315,313
DBS Group Holdings, Ltd.	93,254	828,509
Fraser and Neave, Ltd. (a)	182,000	870,243
Singapore Exchange, Ltd. (a)	182,000	860,417
Singapore Press Holdings, Ltd. (a)	278,000	791,131
Singapore Telecommunications, Ltd.	639,000	1,522,778
United Overseas Bank, Ltd.	91,014	1,071,826

		6,260,217

SOUTH AFRICA — 1.5%
Anglo Platinum, Ltd. (a)	7,316	482,091
AngloGold Ashanti, Ltd.	19,298	820,836
Discovery Holdings, Ltd.	1	5
FirstRand, Ltd.	181,482	466,215
Gold Fields, Ltd.	43,956	678,390
Harmony Gold Mining Co., Ltd.	38,359	451,372
Impala Platinum Holdings, Ltd.	27,869	577,684
MTN Group, Ltd.	65,948	1,174,066
Naspers, Ltd.	19,084	834,875
Sanlam, Ltd.	178,493	637,838
Sasol, Ltd.	27,171	1,297,399
Standard Bank Group, Ltd.	58,264	712,658

		8,133,429

SOUTH KOREA — 3.9%
Celltrion, Inc. (b)	6,637	209,135
CJ CheilJedang Corp. (b)	979	246,025
E-Mart Co., Ltd.	1,124	272,219
Hana Financial Group, Inc.	21,680	669,031
Honam Petrochemical Corp. (b)	1,261	326,196
Hynix Semiconductor, Inc. (b)	14,330	273,041
Hyundai Department Store Co., Ltd. (b)	1,922	271,950
Hyundai Development Co. (b)	14,120	205,917
Hyundai Heavy Industries (b)	2,876	641,608
Hyundai Hysco Co., Ltd. (b)	7,120	217,246
Hyundai Mobis (b)	4,236	1,073,708
Hyundai Motor Co. (b)	6,353	1,174,643
KB Financial Group, Inc. (b)	21,502	677,537
Kia Motors Corp. (b)	20,539	1,189,194
Korea Electric Power Corp. ADR (b)	26,173	287,379
Korea Zinc Co., Ltd. (b)	1,227	323,792
KT Corp. ADR	18,816	294,282
KT&G Corp.	7,030	496,738

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

LG Chem, Ltd. Preference Shares (a)(b)	5,830	$544,032
LG Electronics, Inc. (b)	8,051	519,960
LG Household & Health Care, Ltd. (b)	562	237,825
NCSoft Corp. (b)	980	261,588
NHN Corp. (b)	2,457	450,023
POSCO ADR (a)	13,619	1,118,120
Samsung C&T Corp. (b)	13,405	792,431
Samsung Electronics Co., Ltd. GDR	9,377	4,319,984
Samsung Engineering Co., Ltd. (b)	1,491	260,796
Samsung Fire & Marine Insurance Co., Ltd.	2,865	524,753
Samsung Heavy Industries Co., Ltd. (b)	21,350	517,070
Samsung Securities Co., Ltd.	8,699	373,030
Shinhan Financial Group Co., Ltd. (b)	17,010	586,934
SK Holdings Co., Ltd. (b)	3,398	356,908
SK Innovation Co., Ltd. (b)	4,342	535,212
SK Telecom Co., Ltd. ADR	21,660	294,793

		20,543,100

SPAIN — 2.4%
Abertis Infraestructuras SA	33,865	542,489
Acciona SA	3,605	312,285
Acerinox SA (a)	32,191	414,126
ACS, Actividades de Construccion y Servicios SA (a)	15,765	468,656
Banco Bilbao Vizcaya Argentaria SA (a)	107,723	934,135
Banco Popular Espanol SA (a)	89,250	407,827
Banco Santander SA	279,797	2,132,092
Ferrovial SA (a)	49,623	600,699
Gas Natural SDG SA	15,478	266,531
Iberdrola SA	167,007	1,049,096
Indra Sistemas SA (a)	39,394	503,058
Industria de Diseno Textil SA	8,827	725,111
Mapfre SA (a)	105,850	337,340
Repsol YPF SA	41,101	1,266,387
Telefonica SA	142,860	2,482,298

		12,442,130

SWEDEN — 2.1%
Assa Abloy AB (Class B)	24,270	611,060
Atlas Copco AB (Class B)	55,846	1,065,549
Hennes & Mauritz AB (Class B)	40,394	1,303,983
Husqvarna AB (Class B)	112,585	520,775
Nordea Bank AB	139,759	1,085,608
Sandvik AB	50,005	616,008
Securitas AB (Class B)	30,163	261,357
Skandinaviska Enskilda Banken AB (Class A)	53,962	315,571
Skanska AB (Class B)	30,068	500,015
SKF AB (Class B)	29,231	620,839
Svenska Handelsbanken AB (Class A)	25,700	678,555
Tele2 AB (Class B)	37,453	731,545
Telefonaktiebolaget LM Ericsson (Class B)	129,157	1,326,368
TeliaSonera AB	88,781	605,705
Volvo AB (Class A)	81,179	899,384

		11,142,322

SWITZERLAND — 6.3%
ABB, Ltd. (b)	89,544	1,693,015
Adecco SA (b)	7,481	314,808
Compagnie Financiere Richemont SA	5,345	271,566
Credit Suisse Group AG (b)	38,610	911,264
Geberit AG (b)	2,777	537,522
Givaudan SA (b)	735	703,481
Holcim, Ltd. (b)	11,709	629,213
Kuehne & Nagel International AG	6,894	777,796
Nestle SA	150,603	8,696,997
Novartis AG	86,279	4,954,745
Roche Holding AG	29,526	5,026,777
SGS SA	362	601,978
Swiss Re Ltd. (b)	12,639	647,021
Syngenta AG (b)	4,925	1,448,375
The Swatch Group AG	3,097	1,164,149
Transocean, Ltd.	5,467	212,050
UBS AG (b)	126,509	1,512,534
Wolseley PLC	23,430	776,316
Xstrata PLC	63,963	972,180
Zurich Financial Services AG (b)	6,014	1,366,672

		33,218,459

TAIWAN — 2.0%
Advanced Semiconductor Engineering Inc, ADR (a)	241,579	1,048,453
AU Optronics Corp. ADR (a)	123,345	532,850
Chunghwa Telecom Co., Ltd. ADR	34,794	1,157,944
Hon Hai Precision Industry Co., Ltd. GDR	352,467	1,938,569
Siliconware Precision Industries Co. ADR	178,174	776,839
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	297,262	3,837,652
United Microelectronics Corp. ADR (a)	649,458	1,389,840

		10,682,147

THAILAND — 0.6%
Bangkok Bank PCL	369,976	1,923,172
IRPC PCL	2,350,800	304,002
PTT PCL	74,977	755,711

		2,982,885

TURKEY — 0.3%
Akbank TAS	207,808	662,398
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	203,580	210,198
Turkiye Garanti Bankasi AS	70,912	221,530
Turkiye Is Bankasi	153,088	268,305

		1,362,431

UNITED KINGDOM — 15.1%
3i Group PLC	109,065	306,791
Anglo American PLC	58,988	2,180,907
AstraZeneca PLC	60,148	2,780,912
BAE Systems PLC	142,543	631,571
Barclays PLC	427,799	1,170,456
BG Group PLC	145,525	3,113,099
BHP Billiton PLC	71,506	2,086,419
BP PLC	730,196	5,225,745
British American Tobacco PLC	80,925	3,842,768
British Land Co. PLC	101,607	730,322

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

British Sky Broadcasting Group PLC	59,906	$681,957
BT Group PLC	144,375	428,329
Burberry Group PLC	24,629	453,570
Capita Group PLC (a)	39,216	383,043
Centrica PLC	278,676	1,252,931
Cobham PLC	129,368	368,727
Compass Group PLC	113,256	1,075,429
Diageo PLC	113,656	2,484,341
Experian PLC	66,456	904,210
Fresnillo PLC	10,132	240,444
G4S PLC	97,937	413,690
GlaxoSmithKline PLC	209,422	4,789,186
Hammerson PLC	85,504	478,375
HSBC Holdings PLC	688,360	5,253,158
ICAP PLC	101,237	545,786
Imperial Tobacco Group PLC	42,951	1,625,367
Inchcape PLC	43	196
Intercontinental Hotels Group PLC	45,268	813,961
International Power PLC	76,042	398,493
J Sainsbury PLC	91,455	430,513
Land Securities Group PLC	48,151	475,554
Lloyds Banking Group PLC (b)	901,550	362,955
Marks & Spencer Group PLC	77,846	376,249
National Grid PLC	189,889	1,844,416
Next PLC	15,582	662,792
Old Mutual PLC	549,006	1,156,100
Pearson PLC	41,851	786,992
Prudential PLC	57,289	568,475
Randgold Resources, Ltd.	2,571	263,110
Reckitt Benckiser Group PLC	30,499	1,507,273
Reed Elsevier PLC	60,936	491,496
Rio Tinto PLC	55,012	2,671,693
Rolls-Royce Holdings PLC (b)	85,845	995,919
Royal Bank of Scotland Group PLC (b)	1,023,796	321,080
Royal Dutch Shell PLC (Class B)	113,479	4,327,820
RSA Insurance Group PLC	146,337	239,248
SABMiller PLC	38,891	1,369,884
Scottish & Southern Energy PLC	49,617	995,488
Severn Trent PLC	27,000	627,732
Smith & Nephew PLC	58,034	564,143
Smiths Group PLC	23,513	334,355
Standard Chartered PLC	54,574	1,195,022
Standard Life PLC	139,259	446,480
Tesco PLC	330,892	2,074,699
The Sage Group PLC	88,535	404,797
Tullow Oil PLC	21,481	468,039
Unilever PLC	58,760	1,975,229
United Utilities Group PLC	40,783	384,088
Vodafone Group PLC	2,018,910	5,613,147
Whitbread PLC	24,158	587,188
WPP PLC	59,864	628,449

		79,810,608

TOTAL COMMON STOCKS —
(Cost $600,501,589)		525,668,688

SHORT TERM INVESTMENTS — 8.3%
UNITED STATES — 8.3%
MONEY MARKET FUNDS — 8.3%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	43,341,498	43,341,498
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	541,450	541,450

TOTAL SHORT TERM INVESTMENTS —
(Cost $43,882,948)		43,882,948

TOTAL INVESTMENTS — 108.0%
(Cost $644,384,537)		569,551,636
OTHER ASSETS & LIABILITIES — (8.0)%		(42,065,888)

NET ASSETS — 100.0%		$527,485,748

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of December 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	13.1%
Oil, Gas & Consumable Fuels	11.7
Metals & Mining	7.5
Pharmaceuticals	6.5
Chemicals	3.6
Diversified Telecommunication Services	3.4
Insurance	3.4
Wireless Telecommunication Services	3.2
Food Products	3.1
Automobiles	2.8
Semiconductors & Semiconductor Equipment	2.6
Machinery	2.2
Beverages	2.1
Food & Staples Retailing	2.0
Electric Utilities	1.7
Real Estate Management & Development	1.7
Industrial Conglomerates	1.4
Tobacco	1.4
Capital Markets	1.4
Media	1.3
Road & Rail	1.3
Trading Companies & Distributors	1.3
Electronic Equipment, Instruments & Components	1.2
Diversified Financial Services	1.2
Electrical Equipment	1.0
Real Estate Investment Trusts	1.0
Construction & Engineering	1.0
Textiles, Apparel & Luxury Goods	1.0
Multi-Utilities	0.9
Hotels, Restaurants & Leisure	0.9
Multiline Retail	0.7
Household Durables	0.6
Transportation Infrastructure	0.6
Specialty Retail	0.6
Gas Utilities	0.6
Auto Components	0.6
Communications Equipment	0.6
Building Products	0.5
Software	0.5
Aerospace & Defense	0.5
Construction Materials	0.5
Independent Power Producers & Energy Traders	0.5
Health Care Equipment & Supplies	0.5
IT Services	0.5
Commercial Services & Supplies	0.5
Office Electronics	0.5
Professional Services	0.5
Energy Equipment & Services	0.4
Internet Software & Services	0.4
Household Products	0.3
Personal Products	0.3
Health Care Providers & Services	0.3
Marine	0.2
Air Freight & Logistics	0.2
Containers & Packaging	0.2
Computers & Peripherals	0.2
Water Utilities	0.2
Biotechnology	0.2
Paper & Forest Products	0.2
Airlines	0.1
Distributors	0.1
Consumer Finance	0.1
Leisure Equipment & Products	0.1
Short Term Investments	8.3
Other Assets & Liabilities	(8.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 0.5%
Yamato Holdings Co., Ltd.	3,780	$63,721

AIRLINES — 0.2%
All Nippon Airways Co., Ltd. (a)	10,000	27,944

AUTO COMPONENTS — 2.8%
Aisin Seiki Co., Ltd.	1,168	33,306
Bridgestone Corp. (a)	3,803	86,252
Denso Corp.	2,647	73,142
FCC Co., Ltd. (a)	984	20,002
Futaba Industrial Co., Ltd. (a)	408	2,301
Keihin Corp.	556	9,221
NGK Spark Plug Co., Ltd.	2,160	26,811
NHK Spring Co., Ltd.	340	3,014
Nifco, Inc. (a)	1,028	28,740
Nissin Kogyo Co., Ltd.	616	8,855
NOK Corp. (a)	1,016	17,470
Showa Corp. (b)	2,012	11,611
Stanley Electric Co., Ltd. (a)	644	9,467
Sumitomo Rubber Industries, Inc.	1,808	21,713
Tokai Rika Co., Ltd.	20	306
Toyo Tire & Rubber Co., Ltd.	3,851	8,759
Toyota Industries Corp.	1,172	31,912

		392,882

AUTOMOBILES — 7.0%
Daihatsu Motor Co., Ltd.	464	8,286
Fuji Heavy Industries, Ltd.	4,347	26,272
Honda Motor Co., Ltd. (a)	9,574	292,172
Isuzu Motors, Ltd.	9,651	44,655
Mazda Motor Corp. (a)(b)	6,123	10,823
Mitsubishi Motors Corp. (b)	26,173	30,956
Nissan Motor Co., Ltd. (a)	13,562	121,977
Suzuki Motor Corp.	2,192	45,356
Toyota Motor Corp.	11,677	389,284
Yamaha Motor Co., Ltd. (a)	1,216	15,394

		985,175

BEVERAGES — 1.2%
Asahi Breweries, Ltd. (a)	2,584	56,758
Ito En, Ltd.	1,556	26,776
Kirin Holdings Co., Ltd. (a)	6,207	75,510
Takara Holdings, Inc.	2,479	15,949

		174,993

BUILDING PRODUCTS — 1.2%
Aica Kogyo Co., Ltd.	284	3,843
Asahi Glass Co., Ltd. (a)	6,299	52,887
Daikin Industries, Ltd.	1,432	39,234
JS Group Corp.	1,772	33,971
Nippon Sheet Glass Co., Ltd. (a)	6,000	11,229
TOTO, Ltd.	4,444	34,309

		175,473

CAPITAL MARKETS — 0.9%
Daiwa Securities Group, Inc. (a)	8,482	26,458
Jafco Co., Ltd. (a)	212	3,893
Nomura Holdings, Inc.	21,176	64,128
Okasan Securities Group, Inc.	2,107	6,682
SBI Holdings, Inc. (a)	158	11,582
Tokai Tokyo Financial Holdings, Inc.	3,967	10,776

		123,519

CHEMICALS — 4.5%
Asahi Kasei Corp.	5,859	35,334
Daicel Chemical Industries, Ltd.	2,055	12,527
DIC Corp. (a)	6,391	11,629
Hitachi Chemical Co., Ltd. (a)	976	17,201
JSR Corp.	1,360	25,100
Kaneka Corp. (a)	2,224	11,851
Kansai Paint Co., Ltd. (a)	2,092	18,680
Kuraray Co., Ltd.	2,971	42,283
Mitsubishi Chemical Holdings Corp. (a)	6,123	33,743
Mitsubishi Gas Chemical Co., Inc.	2,268	12,587
Mitsui Chemicals, Inc. (a)	5,843	17,846
Nissan Chemical Industries, Ltd. (a)	2,816	27,267
Nitto Denko Corp. (a)	784	28,063
Shin-Etsu Chemical Co., Ltd.	2,420	119,207
Showa Denko K.K. (a)	7,723	15,659
Sumitomo Chemical Co., Ltd. (a)	9,674	35,331
Taiyo Nippon Sanso Corp. (a)	4,180	29,174
Teijin, Ltd.	6,367	19,612
Tokai Carbon Co., Ltd.	1,828	9,931
Toray Industries, Inc. (a)	7,758	55,558
Tosoh Corp. (a)	5,599	14,991
Ube Industries, Ltd. (a)	9,543	26,171
Zeon Corp. (a)	2,132	18,510

		638,255

COMMERCIAL BANKS — 8.9%
Chuo Mitsui Trust Holdings, Inc.	19,981	58,691
Fukuoka Financial Group, Inc.	6,000	25,189
Hokuhoku Financial Group, Inc. (a)	9,658	18,829
Mitsubishi UFJ Financial Group, Inc.	79,700	338,730
Mizuho Financial Group, Inc.	138,100	186,670
Resona Holdings, Inc.	3,200	14,099
Shinsei Bank, Ltd.	9,726	10,113
Sumitomo Mitsui Financial Group, Inc.	8,000	222,927
Suruga Bank, Ltd.	496	4,442
The 77 Bank, Ltd. (a)	3,803	16,410
The Awa Bank, Ltd. (a)	3,731	25,119
The Bank of Kyoto, Ltd.	1,916	16,510
The Bank of Yokohama, Ltd.	7,947	37,597
The Chiba Bank, Ltd. (a)	6,063	39,086
The Chugoku Bank, Ltd.	1,504	20,975
The Hachijuni Bank, Ltd. (a)	5,719	32,631
The Hiroshima Bank, Ltd. (a)	5,811	27,038
The Hyakugo Bank, Ltd.	4,147	16,439
The Iyo Bank, Ltd.	1,180	11,656
The Joyo Bank, Ltd. (a)	4,155	18,361
The Juroku Bank, Ltd.	5,883	19,192
The Musashino Bank, Ltd.	420	13,980
The Nanto Bank, Ltd. (a)	2,391	13,238
The Nishi-Nippon City Bank, Ltd.	7,799	22,402
The Shizuoka Bank, Ltd. (a)	2,363	24,908
Yamaguchi Financial Group, Inc.	2,076	19,832

		1,255,064

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	200	4,047
Dai Nippon Printing Co., Ltd. (a)	3,739	35,961
Daiseki Co., Ltd.	400	6,514
Nissha Printing Co., Ltd. (a)	236	2,926
Park24 Co., Ltd. (a)	1,000	13,283
Secom Co., Ltd.	1,368	63,120

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Toppan Printing Co., Ltd. (a)	4,299	$31,625

		157,476

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	200	3,811

COMPUTERS & PERIPHERALS — 1.4%
Fujitsu, Ltd.	10,498	54,578
NEC Corp. (b)	11,918	24,164
Seiko Epson Corp. (a)	1,376	18,295
Toshiba Corp. (a)	23,633	96,756

		193,793

CONSTRUCTION & ENGINEERING — 1.4%
Chiyoda Corp.	1,688	17,178
COMSYS Holdings Corp.	2,000	21,004
JGC Corp.	1,760	42,273
Kajima Corp. (a)	7,595	23,296
Maeda Corp. (a)	5,855	21,460
Obayashi Corp.	5,679	25,243
Shimizu Corp. (a)	5,559	23,337
Taisei Corp. (a)	9,995	25,332

		199,123

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp. (a)	9,607	18,355

CONSUMER FINANCE — 0.3%
Acom Co., Ltd. (b)	22	394
Aeon Credit Service Co., Ltd.	1,040	16,437
Credit Saison Co., Ltd.	1,364	27,354
Orient Corp. (a)(b)	4,001	3,640

		47,825

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Kaisha, Ltd.	1,048	14,302

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	992	11,604

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	628	30,404

DIVERSIFIED FINANCIAL SERVICES — 0.4%
ORIX Corp. (a)	616	50,920

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Nippon Telegraph & Telephone Corp.	5,200	265,948

ELECTRIC UTILITIES — 2.5%
Chubu Electric Power Co., Inc.	3,963	74,016
Hokkaido Electric Power Co., Inc.	1,228	17,493
Hokuriku Electric Power Co. (a)	1,412	26,372
Kyushu Electric Power Co., Inc.	2,376	34,031
Shikoku Electric Power Co., Inc. (a)	1,572	45,072
The Chugoku Electric Power Co., Inc. (a)	1,648	28,894
The Kansai Electric Power Co., Inc.	4,811	73,847
The Okinawa Electric Power Co., Inc.	36	1,535
The Tokyo Electric Power Co., Inc. (a)(b)	8,567	20,376
Tohoku Electric Power Co., Inc.	2,843	27,307

		348,943

ELECTRICAL EQUIPMENT — 2.0%
Fuji Electric Holdings Co., Ltd. (a)	6,099	16,726
Fujikura, Ltd.	4,107	12,010
Furukawa Electric Co., Ltd. (a)	3,899	8,970
Mitsubishi Electric Corp.	11,974	114,853
Nidec Corp. (a)	764	66,430
Sumitomo Electric Industries, Ltd.	3,787	41,247
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	8,500
Ushio, Inc.	1,036	14,973

		283,709

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Alps Electric Co., Ltd. (a)	1,768	12,156
Citizen Holdings Co., Ltd. (a)	3,003	17,447
FUJIFILM Holdings Corp.	2,827	66,982
Hamamatsu Photonics K.K. (a)	768	26,881
Hirose Electric Co., Ltd. (a)	408	35,794
Hitachi, Ltd. (a)	25,933	136,170
Horiba, Ltd. (a)	404	12,182
Hoya Corp.	2,632	56,718
Ibiden Co., Ltd. (a)	996	19,703
Keyence Corp.	240	57,894
Kyocera Corp.	992	79,809
Murata Manufacturing Co., Ltd. (a)	1,228	63,124
Nippon Electric Glass Co., Ltd. (a)	3,548	35,139
Oki Electric Industry Co., Ltd. (b)	12,166	10,910
Omron Corp. (a)	1,380	27,747
Shimadzu Corp. (a)	2,312	19,592
TDK Corp.	996	44,143
Yaskawa Electric Corp.	1,604	13,655
Yokogawa Electric Corp. (a)(b)	1,964	17,741

		753,787

FOOD & STAPLES RETAILING — 2.1%
Aeon Co., Ltd. (a)	4,403	60,488
Cawachi, Ltd.	448	9,060
FamilyMart Co., Ltd.	952	38,481
Izumiya Co., Ltd.	3,740	19,881
Lawson, Inc. (a)	400	24,981
Seven & I Holdings Co., Ltd.	4,439	123,754
UNY Co., Ltd.	2,000	18,014

		294,659

FOOD PRODUCTS — 1.2%
Ajinomoto Co., Inc.	4,003	48,074
Hokuto Corp.	400	8,745
Kikkoman Corp. (a)	2,256	25,920
MEIJI Holdings Co., Ltd.	400	16,610
Nissin Foods Holding Co., Ltd. (a)	640	25,079
Sakata Seed Corp.	1,584	22,729
Yakult Honsha Co., Ltd. (a)	564	17,776

		164,933

GAS UTILITIES — 1.0%
Osaka Gas Co., Ltd.	12,150	48,006
Saibu Gas Co., Ltd.	10,273	27,104
Tokyo Gas Co., Ltd.	13,873	63,830

		138,940

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Nakanishi, Inc.	200	18,508
Olympus Corp. (a)	1,042	13,705
Sysmex Corp.	400	13,039
Terumo Corp.	956	45,042

		90,294

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Medipal Holdings Corp.	1,192	$12,456
Miraca Holdings, Inc.	636	25,336
Suzuken Co., Ltd. (a)	632	17,529

		55,321

HOTELS, RESTAURANTS & LEISURE — 0.3%
Oriental Land Co., Ltd. (a)	404	42,689
Round One Corp. (a)	800	5,199

		47,888

HOUSEHOLD DURABLES — 2.8%
Casio Computer Co., Ltd. (a)	2,248	13,645
Funai Electric Co., Ltd. (a)	395	9,503
Haseko Corp. (b)	9,139	6,058
Panasonic Corp. (a)	13,381	113,740
Pioneer Corp. (a)(b)	2,360	10,613
Sangetsu Co., Ltd.	176	4,527
Sekisui Chemical Co., Ltd.	2,079	17,158
Sekisui House, Ltd.	3,679	32,659
Sharp Corp. (a)	5,519	48,275
Sony Corp.	6,811	122,340
Sumitomo Forestry Co., Ltd. (a)	1,368	12,090

		390,608

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp. (a)	632	31,173

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Electric Power Development Co., Ltd. (a)	840	22,348

INDUSTRIAL CONGLOMERATES — 0.3%
Keihan Electric Railway Co., Ltd. (a)	5,747	27,487
Nisshinbo Holdings, Inc.	1,584	14,288

		41,775

INSURANCE — 2.2%
MS&AD Insurance Group Holdings, Inc.	3,636	67,389
NKSJ Holdings, Inc.	2,000	39,252
Sony Financial Holdings, Inc. (a)	1,600	23,582
T&D Holdings, Inc.	4,200	39,140
The Dai-ichi Life Insurance Co., Ltd. (a)	42	41,323
Tokio Marine Holdings, Inc.	4,447	98,546

		309,232

INTERNET & CATALOG RETAIL — 0.4%
Rakuten, Inc. (a)(b)	50	53,808

INTERNET SOFTWARE & SERVICES — 0.6%
DeNA Co., Ltd.	800	24,008
Gree, Inc. (a)	600	20,681
Internet Initiative Japan, Inc.	3	10,762
Yahoo! Japan Corp. (a)	104	33,509

		88,960

IT SERVICES — 0.8%
IT Holdings Corp.	832	10,003
Itochu Techno-Solutions Corp. (a)	608	27,302
NET One Systems Co., Ltd.	10	27,281
Nomura Research Institute, Ltd.	300	6,784
NTT Data Corp.	8	25,557
Otsuka Corp.	12	827
SCSK Corp.	100	1,596
TKC Corp.	400	8,308

		107,658

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Namco Bandai Holdings, Inc.	2,232	31,795
Nikon Corp.	1,840	40,990
Roland Corp.	200	1,814
Sankyo Co., Ltd.	640	32,399
Sega Sammy Holdings, Inc.	2,031	43,898
Shimano, Inc. (a)	592	28,777
Yamaha Corp. (a)	1,192	10,938

		190,611

MACHINERY — 6.0%
Amada Co., Ltd.	1,527	9,685
Amano Corp.	1,236	11,020
FANUC Corp.	1,180	180,665
Glory, Ltd.	1,044	22,484
IHI Corp.	10,311	25,061
JTEKT Corp.	1,408	13,853
Kawasaki Heavy Industries, Ltd. (a)	7,978	19,909
Komatsu, Ltd.	5,439	127,174
Komori Corp.	788	5,285
Kubota Corp. (a)	3,663	30,707
Kurita Water Industries, Ltd. (a)	976	25,370
Makita Corp.	976	31,599
Minebea Co., Ltd.	2,255	9,437
Mitsubishi Heavy Industries, Ltd. (a)	19,676	83,880
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	7,567	11,802
Mori Seiki Co., Ltd. (a)	968	8,631
NGK Insulators, Ltd.	2,320	27,560
NSK, Ltd.	2,463	16,006
NTN Corp.	2,495	10,053
OKUMA Corp.	1,648	10,538
OSG Corp. (a)	1,012	12,745
SMC Corp. (a)	420	67,798
Sodick Co., Ltd.	1,800	8,820
Sumitomo Heavy Industries, Ltd.	3,795	22,147
Takuma Co., Ltd. (a)(b)	2,000	8,214
The Japan Steel Works, Ltd.	1,708	11,877
THK Co., Ltd. (a)	1,000	19,717
Toshiba Machine Co., Ltd.	1,944	9,803

		841,840

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd. (a)	5,759	10,404
Mitsui OSK Lines, Ltd. (a)	4,491	17,394
Nippon Yusen KK (a)	7,995	20,471

		48,269

MEDIA — 0.7%
CyberAgent, Inc. (a)	4	13,002
Dentsu, Inc. (a)	1,600	48,849
Jupiter Telecommunications Co.	8	8,110
Toho Co., Ltd. (a)	1,352	24,109

		94,070

METALS & MINING — 2.7%
Daido Steel Co., Ltd. (a)	2,199	13,804
Dowa Holdings Co., Ltd.	1,767	11,184
JFE Holdings, Inc.	3,047	55,206
Kobe Steel, Ltd.	17,645	27,291

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Mitsubishi Materials Corp.	8,027	$21,804
Mitsubishi Steel Manufacturing Co., Ltd.	4,000	10,086
Mitsui Mining & Smelting Co., Ltd.	5,839	15,102
Nippon Steel Corp. (a)	27,755	69,261
Nisshin Steel Co., Ltd. (a)	5,951	9,127
Sumitomo Metal Industries, Ltd.	24,340	44,289
Sumitomo Metal Mining Co., Ltd.	3,575	45,954
Toho Zinc Co., Ltd. (a)	4,000	15,233
Tokyo Steel Manufacturing Co., Ltd. (a)	1,044	8,494
Topy Industries, Ltd.	5,000	12,282
Yodogawa Steel Works, Ltd.	3,963	17,204

		376,321

MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd. (a)	2,441	25,603
J Front Retailing Co., Ltd.	3,778	18,266
Marui Group Co., Ltd. (a)	2,616	20,400
Ryohin Keikaku Co., Ltd. (a)	236	11,518
Takashimaya Co., Ltd. (a)	2,332	16,882
The Daiei, Inc. (a)(b)	1,402	5,066

		97,735

OFFICE ELECTRONICS — 2.8%
Brother Industries, Ltd.	1,832	22,501
Canon, Inc. (a)	7,058	312,812
Konica Minolta Holdings, Inc. (a)	4,075	30,401
Ricoh Co., Ltd. (a)	3,555	31,004

		396,718

OIL, GAS & CONSUMABLE FUELS — 1.2%
Cosmo Oil Co., Ltd. (a)	5,927	16,562
Inpex Corp.	8	50,429
JX Holdings, Inc.	14,500	87,633
TonenGeneral Sekiyu K.K.	1,547	16,910

		171,534

PAPER & FOREST PRODUCTS — 0.3%
Nippon Paper Group, Inc. (a)	800	17,468
OJI Paper Co., Ltd. (a)	5,839	29,977

		47,445

PERSONAL PRODUCTS — 1.1%
Kao Corp.	3,239	88,531
Mandom Corp. (a)	1,016	26,886
Shiseido Co., Ltd. (a)	1,832	33,692

		149,109

PHARMACEUTICALS — 5.3%
Astellas Pharma, Inc.	2,771	112,727
Chugai Pharmaceutical Co., Ltd. (a)	1,616	26,653
Daiichi Sankyo Co., Ltd.	4,051	80,346
Dainippon Sumitomo Pharma Co., Ltd. (a)	960	10,943
Eisai Co., Ltd. (a)	1,540	63,750
Hisamitsu Pharmaceutical Co., Inc. (a)	404	17,118
Kissei Pharmaceutical Co., Ltd.	1,000	20,600
Kyowa Hakko Kirin Co., Ltd.	1,833	22,442
Mitsubishi Tanabe Pharma Corp.	2,000	31,661
Mochida Pharmaceutical Co., Ltd.	2,000	22,459
Nichi-iko Pharmaceutical Co., Ltd. (a)	200	4,710
Ono Pharmaceutical Co., Ltd. (a)	432	24,256
Santen Pharmaceutical Co., Ltd. (a)	956	39,388
Seikagaku Corp.	800	8,609
Shionogi & Co., Ltd.	1,996	25,657
Taisho Pharmaceutical Holdings Co. Ltd. (b)	300	23,161
Takeda Pharmaceutical Co., Ltd.	4,655	204,496
Torii Pharmaceutical Co., Ltd.	200	3,756
Tsumura & Co.	100	2,950

		745,682

PROFESSIONAL SERVICES — 0.1%
Meitic Corp.	812	15,672

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.7%
Daikyo, Inc. (a)(b)	4,256	8,408
Daito Trust Construction Co., Ltd. (a)	564	48,381
Daiwa House Industry Co., Ltd.	4,363	52,057
Heiwa Real Estate Co., Ltd. (a)	4,856	9,656
Leopalace21 Corp. (a)(b)	1,044	2,049
Mitsubishi Estate Co., Ltd.	7,111	106,286
Mitsui Fudosan Co., Ltd.	5,923	86,374
Sumitomo Realty & Development Co., Ltd.	1,843	32,290
Tokyo Tatemono Co., Ltd. (a)(b)	3,540	10,720
Tokyu Land Corp.	5,664	21,422

		377,643

ROAD & RAIL — 4.3%
Central Japan Railway Co.	10	84,482
East Japan Railway Co.	2,200	140,109
Hankyu Hanshin Holdings, Inc.	8,486	35,735
Keikyu Corp. (a)	4,355	39,112
Keisei Electric Railway Co., Ltd.	2,147	15,794
Kintetsu Corp. (a)	12,038	47,094
Nagoya Railroad Co., Ltd.	8,362	22,497
Nankai Electric Railway Co., Ltd.	6,111	26,846
Nippon Express Co., Ltd.	7,555	29,458
Odakyu Electric Railway Co., Ltd. (a)	2,483	24,010
Sotetsu Holdings, Inc. (a)	8,254	25,318
Tobu Railway Co., Ltd. (a)	6,007	30,683
Tokyu Corp. (a)	6,391	31,482
West Japan Railway Co.	1,400	60,866

		613,486

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Advantest Corp. (a)	1,216	11,585
Dainippon Screen Manufacturing Co., Ltd.	364	3,070
Disco Corp.	384	20,039
Elpida Memory, Inc. (a)(b)	1,576	7,333
Rohm Co., Ltd. (a)	576	26,876
Sanken Electric Co., Ltd. (a)	2,404	7,561
Shinko Electric Industries Co., Ltd. (a)	592	4,032
Sumco Corp. (a)(b)	1,046	7,736
Tokyo Electron, Ltd.	1,040	52,919

		141,151

SOFTWARE — 1.0%
Konami Corp. (a)	792	23,727
Nintendo Co., Ltd.	648	89,275
NSD Co., Ltd. (a)	832	6,531
Square Enix Holdings Co., Ltd. (a)	796	15,632
Trend Micro, Inc. (a)	368	11,006

		146,171

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 1.6%
Aoyama Trading Co., Ltd.	984	$18,493
Autobacs Seven Co., Ltd.	180	8,235
Fast Retailing Co., Ltd.	176	32,025
Hikari Tsushin, Inc.	184	4,584
Nitori Holding Co., Ltd. (a)	210	19,706
Sanrio Co., Ltd. (a)	448	23,029
Shimachu Co., Ltd. (a)	984	22,573
Shimamura Co., Ltd.	232	23,731
USS Co., Ltd.	400	36,184
Yamada Denki Co., Ltd. (a)	600	40,863

		229,423

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Asics Corp. (a)	2,064	23,285
Gunze, Ltd.	4,223	12,350
Onward Holdings Co., Ltd.	1,580	11,602
The Japan Wool Textile Co., Ltd.	2,031	15,099
Toyobo Co., Ltd.	8,302	11,222

		73,558

TOBACCO — 1.0%
Japan Tobacco, Inc.	30	141,149

TRADING COMPANIES & DISTRIBUTORS — 4.8%
Hanwa Co., Ltd.	2,207	9,638
Inaba Denki Sangyo Co., Ltd.	956	26,814
ITOCHU Corp.	8,566	87,063
Iwatani Corp.	6,451	21,464
Kanematsu Corp. (a)(b)	19,000	17,780
Marubeni Corp.	10,402	63,407
Mitsubishi Corp.	7,607	153,742
Mitsui & Co., Ltd.	10,002	155,607
Sojitz Corp. (a)	8,428	13,035
Sumitomo Corp. (a)	6,375	86,337
Toyota Tsusho Corp.	1,039	18,379
Yamazen Corp.	2,800	20,525

		673,791

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	2,395	20,669
Mitsubishi Logistics Corp.	2,216	24,626

		45,295

WIRELESS TELECOMMUNICATION SERVICES — 2.9%
KDDI Corp.	18	115,805
NTT DoCoMo, Inc.	88	161,840
Softbank Corp.	4,415	130,086

		407,731

TOTAL COMMON STOCKS —
(Cost $17,640,548)		14,079,027

SHORT TERM INVESTMENTS — 17.0%
UNITED STATES — 17.0%
MONEY MARKET FUNDS — 17.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,383,271	2,383,271
State Street Institutional Liquid Reserves Fund 0.15% (e)(f)	19,737	19,737

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,403,008)		2,403,008

TOTAL INVESTMENTS — 116.7%
(Cost $20,043,556)		16,482,035
OTHER ASSETS & LIABILITIES — (16.7)%		(2,360,944)

NET ASSETS — 100.0%		$14,121,091

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
JAPAN — 99.7%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc. (a)	8,900	$259,111

AIRLINES — 0.2%
Skymark Airlines, Inc.	10,200	135,090

AUTO COMPONENTS — 4.8%
Ahresty Corp.	9,500	45,561
Exedy Corp.	7,100	204,953
FCC Co., Ltd. (a)	12,713	258,424
Futaba Industrial Co., Ltd. (a)	17,594	99,244
Kayaba Industry Co., Ltd. (a)	37,902	179,313
Keihin Corp.	12,941	214,618
Musashi Seimitsu Industry Co., Ltd.	23,552	509,365
Nissan Shatai Co., Ltd. (a)	44,000	427,762
Nissin Kogyo Co., Ltd.	15,834	227,611
Press Kogyo Co., Ltd.	36,569	176,333
Showa Corp. (b)	20,639	119,102
Takata Corp.	17,300	354,364
Tokai Rika Co., Ltd.	13,100	200,740
Topre Corp.	22,734	223,676
Toyo Tire & Rubber Co., Ltd.	53,372	121,395
Toyoda Gosei Co., Ltd. (a)	11,300	180,207
Toyota Boshoku Corp. (a)	12,400	129,415
TS Tech Co., Ltd. (a)	11,400	180,616
Unipres Corp.	11,500	330,621

		4,183,320

BEVERAGES — 0.9%
Ito En, Ltd.	16,500	283,935
Mikuni Coca-Cola Bottling Co., Ltd. (a)	37,145	329,738
Sapporo Holdings, Ltd. (a)	53,000	200,455

		814,128

BIOTECHNOLOGY — 0.4%
OncoTherapy Science, Inc. (b)	117	178,526
Sosei Group Corp. (b)	77	127,199

		305,725

BUILDING PRODUCTS — 2.3%
Aica Kogyo Co., Ltd.	22,019	297,918
Bunka Shutter Co., Ltd.	70,577	240,332
Central Glass Co., Ltd. (a)	71,309	344,774
Nichias Corp. (a)	38,000	210,398
Nitto Boseki Co., Ltd. (a)	78,020	271,762
Noritz Corp.	9,365	170,771
Sankyo-Tateyama Holdings, Inc. (b)	162,467	238,612
Sanwa Holdings Corp.	82,910	247,846

		2,022,413

CAPITAL MARKETS — 1.1%
Jafco Co., Ltd. (a)	13,400	246,091
Matsui Securities Co., Ltd (a)	22,300	108,979
Monex Group, Inc.	1,253	182,885
Okasan Securities Group, Inc.	44,447	140,955
Tokai Tokyo Financial Holdings, Inc.	79,721	216,554
Toyo Securities Co., Ltd.	69,457	93,885

		989,349

CHEMICALS — 5.6%
ADEKA Corp. (a)	32,613	320,450
Asahi Organic Chemicals Industry Co., Ltd.	52,540	139,988
C. Uyemura & Co., Ltd.	3,276	128,162
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	4,200	167,312
Fujikura Kasei Co., Ltd.	28,438	136,387
Fujimi, Inc.	8,873	100,678
Ishihara Sangyo Kaisha, Ltd. (a)(b)	155,811	180,234
Japan Pure Chemical Co., Ltd.	157	419,537
Kureha Corp.	41,000	204,094
Lintec Corp.	16,508	299,092
New Japan Chemical Co., Ltd. (b)	9,200	92,550
Nippon Soda Co., Ltd.	43,065	195,343
Nippon Valqua Industries, Ltd.	49,025	126,800
NOF Corp.	55,731	284,667
Okamoto Industries, Inc. (a)	83,841	321,460
Sumitomo Bakelite Co., Ltd. (a)	50,000	280,088
Taiyo Holdings Co., Ltd. (a)	11,000	283,936
Toagosei Co., Ltd.	74,000	303,925
Tokai Carbon Co., Ltd. (a)	50,542	274,585
Tokyo Ohka Kogyo Co., Ltd. (a)	19,400	386,033
Toyo Ink Manufacturing Co., Ltd.	54,000	200,026

		4,845,347

COMMERCIAL BANKS — 8.7%
Bank of the Ryukyus, Ltd.	16,481	203,710
Kansai Urban Banking Corp. (a)	135,000	215,818
Kiyo Holdings, Inc.	247,754	386,411
Sapporo Hokuyo Holdings, Inc. (a)	79,100	283,748
Seven Bank, Ltd.	100	196
The 77 Bank, Ltd.	47,000	202,807
The Aichi Bank, Ltd.	7,549	437,595
The Bank of Iwate, Ltd. (a)	8,156	352,996
The Bank of Nagoya, Ltd.	47,000	150,273
The Bank of Okinawa, Ltd.	7,300	309,780
The Daishi Bank, Ltd.	81,000	264,245
The Fukushima Bank, Ltd. (b)	342,478	178,049
The Higo Bank, Ltd.	50,000	282,688
The Hokkoku Bank, Ltd.	49,000	179,595
The Hyakugo Bank, Ltd.	79,000	313,166
The Hyakujushi Bank, Ltd.	70,000	312,971
The Juroku Bank, Ltd.	83,000	270,769
The Kagoshima Bank, Ltd.	43,000	301,794
The Keiyo Bank, Ltd.	57,000	282,259
The Musashino Bank, Ltd.	9,500	316,214
The Nagano Bank, Ltd.	121,534	241,678
The Nanto Bank, Ltd. (a)	55,000	304,523
The Shikoku Bank, Ltd.	86,000	323,031
The Shimizu Bank, Ltd.	6,200	226,920
The Taiko Bank, Ltd. (a)	84,000	270,756
The Tochigi Bank, Ltd.	43,846	157,285
The Tokyo Tomin Bank, Ltd. (a)	12,205	148,636
The Yachiyo Bank, Ltd.	9,400	223,332
Tomato Bank, Ltd.	134,872	226,131
TOMONY Holdings, Inc. (a)	43,605	191,558

		7,558,934

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Aeon Delight Co., Ltd.	7,300	147,727
Asahi Holdings, Inc. (a)	7,900	156,788
Daiseki Co., Ltd.	10,593	172,511
Duskin Co., Ltd.	20,100	395,782

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Moshi Moshi Hotline, Inc.	16,544	$155,893
Nissha Printing Co., Ltd. (a)	11,600	143,832
Okamura Corp. (a)	35,884	245,321
Park24 Co., Ltd. (a)	28,485	378,369
Pilot Corp. (a)	190	369,431

		2,165,654

COMMUNICATIONS EQUIPMENT — 1.0%
Aiphone Co., Ltd.	9,406	179,220
Denki Kogyo Co., Ltd.	42,303	184,189
Hitachi Kokusai Electric, Inc.	27,634	224,477
Icom, Inc.	10,700	274,523

		862,409

COMPUTERS & PERIPHERALS — 0.7%
Eizo Nanao Corp.	11,000	225,461
Melco Holdings, Inc.	6,300	170,396
Wacom Co., Ltd. (a)	148	225,636

		621,493

CONSTRUCTION & ENGINEERING — 4.3%
Chugai Ro Co., Ltd.	69,522	224,090
Kandenko Co., Ltd.	38,000	184,221
Kinden Corp.	40,924	345,732
Kyowa Exeo Corp.	34,376	323,922
Kyudenko Corp.	47,657	291,740
Maeda Corp. (a)	56,158	205,830
Maeda Road Construction Co., Ltd.	32,000	335,638
Mirait Holdings Corp. (a)	28,500	214,843
Penta-Ocean Construction Co., Ltd. (a)	139,000	424,552
Sanki Engineering Co., Ltd.	30,196	157,377
SHO-BOND Holdings Co., Ltd.	12,400	273,013
Taikisha, Ltd.	11,300	241,891
Toda Corp.	68,000	247,465
Tokyu Construction Co., Ltd.	66,822	160,672
Toyo Engineering Corp.	39,000	139,901

		3,770,887

CONSUMER FINANCE — 0.3%
Acom Co., Ltd. (b)	8,840	158,325
Aiful Corp. (a)(b)	27,100	38,040
Orient Corp. (a)(b)	87,500	79,607

		275,972

CONTAINERS & PACKAGING — 1.1%
FP Corp. (a)	4,500	291,266
Fuji Seal International, Inc.	11,570	209,024
Taisei Lamick Co., Ltd.	13,900	436,836

		937,126

DISTRIBUTORS — 0.2%
Canon Marketing Japan, Inc.	13,900	162,594

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Century Tokyo Leasing Corp.	18,100	342,286
Fuyo General Lease Co., Ltd.	5,300	182,269
Japan Securities Finance Co., Ltd. (a)	28,319	128,087
Ricoh Leasing Co., Ltd.	8,967	200,575

		853,217

ELECTRIC UTILITIES — 0.4%
The Okinawa Electric Power Co., Inc.	8,100	345,308

ELECTRICAL EQUIPMENT — 2.1%
Daihen Corp.	43,971	153,733
Futaba Corp.	18,800	300,057
Hitachi Cable, Ltd. (a)(b)	57,000	120,756
Mabuchi Motor Co., Ltd. (a)	11,800	491,539
Nippon Carbon Co., Ltd. (a)	46,000	129,140
Nippon Signal Co., Ltd. (a)	22,000	130,673
Sinfonia Technology Co., Ltd. (a)	79,826	162,889
SWCC Showa Holdings Co., Ltd. (a)(b)	139,075	126,530
Toyo Tanso Co., Ltd. (a)	5,100	210,125

		1,825,442

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Daiwabo Holdings Co., Ltd.	41,635	94,699
ESPEC Corp.	16,331	98,487
Hakuto Co., Ltd.	24,411	237,638
Hosiden Corp. (a)	16,695	111,531
Japan Cash Machine Co., Ltd. (a)	24,824	185,196
Koa Corp.	20,091	177,304
Maruwa Co., Ltd.	3,100	142,832
Meiko Electronics Co., Ltd. (a)(b)	3,800	33,486
Nichicon Corp. (a)	15,900	160,157
Nidec Sankyo Corp.	27,917	177,792
Nihon Dempa Kogyo Co., Ltd. (a)	7,195	86,033
Nippon Ceramic Co., Ltd. (a)	8,423	156,549
Nippon Chemi-Con Corp. (a)	35,432	119,734
Oki Electric Industry Co., Ltd. (b)	200,000	179,361
Ryosan Co., Ltd. (a)	11,996	254,295
Ryoyo Electro Corp.	25,204	280,081
Star Micronics Co., Ltd. (a)	14,569	131,981
Taiyo Yuden Co., Ltd. (a)	26,900	200,684
Tokyo Electron Device, Ltd.	210	372,017
Topcon Corp. (a)	17,819	82,217
V Technology Co., Ltd. (a)	21	95,665

		3,377,739

ENERGY EQUIPMENT & SERVICES — 0.3%
Japan Drilling Co., Ltd.	6,700	191,578
Shinko Plantech Co., Ltd.	13,986	113,066

		304,644

FOOD & STAPLES RETAILING — 3.5%
Cawachi, Ltd.	9,335	188,787
Circle K Sunkus Co., Ltd.	22,298	369,508
Izumiya Co., Ltd.	42,933	228,225
Kato Sangyo Co., Ltd.	10,700	206,657
Matsumotokiyoshi Holdings Co., Ltd. (a)	12,700	257,169
Ministop Co., Ltd.	12,494	233,674
Sugi Pharmacy Co., Ltd. (a)	11,500	335,404
Sundrug Co., Ltd.	9,500	287,939
Tsuruha Holdings, Inc.	5,400	302,145
Valor Co., Ltd.	13,500	210,027
Yokohama Reito Co., Ltd. (a)	50,680	413,660

		3,033,195

FOOD PRODUCTS — 4.8%
Ariake Japan Co., Ltd. (a)	12,564	242,331
Calbee, Inc.	5,000	244,671
Ezaki Glico Co., Ltd. (a)	28,000	315,519
Fuji Oil Co., Ltd.	18,100	259,008
Fujicco Co., Ltd.	21,657	268,531
Hokuto Corp.	13,521	295,585

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Marudai Food Co., Ltd. (a)	115,417	$423,026
Maruha Nichiro Holdings, Inc.	127,000	234,390
Megmilk Snow Brand Co., Ltd. (a)	20,000	383,936
Mitsui Sugar Co., Ltd.	47,497	162,357
Morinaga Milk Industry Co., Ltd. (a)	54,000	209,150
Nakamuraya Co., Ltd. (a)	63,952	315,853
Nichirei Corp.	68,000	329,659
Nippon Suisan Kaisha, Ltd. (a)	71,175	244,219
Riken Vitamin Co., Ltd.	7,280	220,463

		4,148,698

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd.	41,319	262,607

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Asahi Intecc Co., Ltd. (a)	5,000	113,400
Fukuda Denshi Co., Ltd.	8,686	246,446
Nakanishi, Inc.	2,847	263,460
Nihon Kohden Corp.	9,500	234,475
Nipro Corp. (a)	22,900	192,570
Paramount Bed Holdings Co., Ltd. (b)	5,600	170,460

		1,220,811

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Message Co., Ltd.	82	256,849
Ship Healthcare Holdings, Inc.	12,500	273,265

		530,114

HEALTH CARE TECHNOLOGY — 0.3%
M3, Inc.	58	261,580

HOTELS, RESTAURANTS & LEISURE — 2.8%
Accordia Golf Co., Ltd.	388	279,376
Doutor Nichires Holdings Co., Ltd.	15,975	210,744
MOS Food Services, Inc.	19,814	395,044
Ohsho Food Service Corp.	9,900	235,855
PGM Holdings K. K. (a)	190	123,349
Round One Corp. (a)	13,500	87,731
Tokyo Dome Corp. (a)(b)	69,085	169,705
Umenohana Co., Ltd.	268	563,587
Zensho Co., Ltd. (a)	28,946	391,264

		2,456,655

HOUSEHOLD DURABLES — 2.3%
Arnest One Corp.	20,100	206,382
Chofu Seisakusho Co., Ltd.	14,800	374,905
Clarion Co., Ltd. (a)(b)	46,000	81,908
Foster Electric Co. Ltd.	9,400	134,024
France Bed Holdings Co., Ltd. (a)	162,734	279,190
Funai Electric Co., Ltd. (a)	9,500	228,548
Haseko Corp. (a)(b)	297,000	196,868
JVC Kenwood Holdings, Inc. (a)(b)	17,700	61,193
Misawa Homes Holdings, Inc. (b)	20,066	161,436
Token Corp.	8,290	281,002

		2,005,456

HOUSEHOLD PRODUCTS — 0.3%
Pigeon Corp.	5,500	224,103

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	16,980	158,456

INTERNET & CATALOG RETAIL — 0.6%
Senshukai Co., Ltd. (a)	33,424	224,593
Start Today Co. Ltd. (a)	14,200	332,392

		556,985

INTERNET SOFTWARE & SERVICES — 1.3%
Access Co., Ltd. (b)	213	90,526
eAccess, Ltd. (a)	646	153,398
GMO Internet, Inc. (a)	30,300	115,781
Internet Initiative Japan, Inc.	57	204,471
So-net Entertainment Corp.	62	225,711
Zappallas, Inc.	297	301,478

		1,091,365

IT SERVICES — 2.2%
Digital Garage, Inc. (b)	49	141,956
Future Architect, Inc.	977	380,946
Ines Corp.	37,960	267,407
IT Holdings Corp.	20,137	242,094
Obic Co., Ltd.	2,051	392,660
Otsuka Corp.	3,800	261,763
SCSK Corp.	4,300	68,630
Transcosmos, Inc.	12,067	144,603

		1,900,059

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Fields Corp.	96	147,731
Heiwa Corp.	18,600	321,281
Roland Corp.	15,876	144,027
Tomy Co., Ltd. (a)	21,500	151,176
Universal Entertainment Corp. (a)	7,200	199,231

		963,446

LIFE SCIENCES TOOLS & SERVICES — 0.2%
EPS Corp.	111	213,806

MACHINERY — 6.9%
Amano Corp.	24,132	215,162
Asahi Diamond Industrial Co., Ltd. (a)	21,242	256,759
CKD Corp.	17,605	121,043
Daifuku Co., Ltd.	34,681	178,499
Fuji Machine Manufacturing Co., Ltd.	9,571	170,920
Furukawa Co., Ltd. (a)(b)	124,280	101,763
Hitachi Zosen Corp.	248,226	312,944
Hoshizaki Electric Co., Ltd. (a)	10,900	256,137
Iseki & Co., Ltd. (a)(b)	40,000	85,781
Juki Corp. (a)	45,450	102,195
Kitz Corp. (a)	26,502	106,780
Komori Corp.	16,640	111,597
Kyokuto Kaihatsu Kogyo Co., Ltd.	41,140	271,094
Makino Milling Machine Co., Ltd. (a)	31,739	195,533
Meidensha Corp. (a)	43,000	144,749
Miura Co., Ltd. (a)	8,900	251,245
Mori Seiki Co., Ltd. (a)	21,100	188,128
Nachi-Fujikoshi Corp. (a)	77,418	343,119
Namura Shipbuilding Co., Ltd.	21,500	77,125
Nippon Sharyo, Ltd.	34,970	134,080
Nippon Thompson Co., Ltd. (a)	28,511	165,641
Nitto Kohki Co., Ltd.	11,000	250,195
OKUMA Corp.	31,192	199,460
OSG Corp. (a)	21,600	272,035
Ryobi, Ltd. (a)	37,723	138,262
Shima Seiki Manufacturing, Ltd.	18,500	315,707
Sintokogio, Ltd.	20,519	180,815
Tadano, Ltd. (a)	38,913	245,798

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Toshiba Machine Co., Ltd. (a)	42,009	$211,847
Tsubakimoto Chain Co. (a)	43,124	222,514
Union Tool Co.	10,832	187,666

		6,014,593

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd. (a)	37,106	155,774

MEDIA — 2.6%
Asatsu-DK, Inc. (a)	7,300	191,941
Avex Group Holdings, Inc. (a)	12,492	160,087
Daiichikosho Co., Ltd.	17,781	336,254
Kadokawa Group Holdings, Inc. (a)	6,387	222,142
Shochiku Co., Ltd. (a)	40,243	382,345
SKY Perfect JSAT Holdings, Inc.	454	227,472
Tokyo Broadcasting System Holdings, Inc.	17,500	225,175
TV Asahi Corp.	250	412,334
Zenrin Co., Ltd.	13,324	119,317

		2,277,067

METALS & MINING — 3.6%
Aichi Steel Corp.	38,000	194,593
Godo Steel, Ltd. (a)	38,440	95,426
Kyoei Steel, Ltd. (a)	8,200	152,298
Maruichi Steel Tube, Ltd.	18,000	401,690
Nakayama Steel Works, Ltd. (b)	73,212	66,608
Nippon Denko Co., Ltd.	46,000	208,058
Nippon Yakin Kogyo Co., Ltd. (b)	35,000	55,043
Nisshin Steel Co., Ltd. (a)	139,000	213,179
OSAKA Titanium Technologies Co. (a)	6,900	305,361
Sanyo Special Steel Co., Ltd. (a)	41,750	221,393
Sumitomo Light Metal Industries, Ltd. (a)(b)	165,135	152,386
Toho Titanium Co., Ltd. (a)	12,000	206,655
Toho Zinc Co., Ltd. (a)	36,796	140,125
Tokyo Rope Manufacturing Co., Ltd. (a)	53,654	104,602
Tokyo Steel Manufacturing Co., Ltd. (a)	20,600	167,606
Yamato Kogyo Co., Ltd.	15,800	453,834

		3,138,857

MULTILINE RETAIL — 1.1%
H2O Retailing Corp. (a)	43,107	328,877
Matsuya Co., Ltd. (a)(b)	12,108	68,771
Parco Co., Ltd.	24,725	188,956
Ryohin Keikaku Co., Ltd. (a)	7,500	366,032

		952,636

OFFICE ELECTRONICS — 0.1%
Riso Kagaku Corp.	6,947	99,411

OIL, GAS & CONSUMABLE FUELS — 0.3%
Itochu Enex Co., Ltd.	41,104	230,789

PAPER & FOREST PRODUCTS — 0.3%
Daio Paper Corp. (a)	34,940	243,863

PERSONAL PRODUCTS — 1.5%
Dr Ci:Labo Co., Ltd. (a)	51	271,439
Fancl Corp. (a)	13,800	188,508
Mandom Corp. (a)	12,445	329,322
Milbon Co., Ltd. (a)	9,000	276,410
Unihair Co., Ltd. (a)(b)	15,504	199,492

		1,265,171

PHARMACEUTICALS — 2.3%
Kaken Pharmaceutical Co., Ltd.	37,428	497,646
Mochida Pharmaceutical Co., Ltd.	35,483	398,457
Nichi-iko Pharmaceutical Co., Ltd. (a)	10,265	241,749
Rohto Pharmaceutical Co., Ltd.	31,493	404,817
Torii Pharmaceutical Co., Ltd.	12,000	225,370
Towa Pharmaceutical Co., Ltd.	4,500	192,130

		1,960,169

PROFESSIONAL SERVICES — 0.8%
Meitic Corp. (a)	12,344	238,248
Nihon M&A Center, Inc.	33	172,206
Pasona Group, Inc.	258	251,495

		661,949

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Daibiru Corp. (a)	24,326	153,025
Daikyo, Inc. (a)(b)	57,352	113,303
Goldcrest Co., Ltd.	6,259	99,653
Heiwa Real Estate Co., Ltd.	59,755	118,826
K.K. daVinci Holdings (b)(c)	262	0
Kenedix, Inc. (a)(b)	1,326	172,514
Leopalace21 Corp. (a)(b)	37,000	72,615
NTT Urban Development Corp. (a)	611	416,916
Shoei Co., Ltd. (a)	13,498	56,666
Suruga Corp. (b)(c)(d)	10,689	0
TOC Co., Ltd. (a)	43,200	196,517

		1,400,035

ROAD & RAIL — 1.4%
Hamakyorex Co., Ltd.	7,200	213,922
Hitachi Transport System, Ltd.	17,600	302,407
Kobe Electric Railway Co., Ltd. (b)	53,500	155,758
Sankyu, Inc.	78,830	298,148
Seino Holdings Co., Ltd.	37,000	287,094

		1,257,329

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Ferrotec Corp. (a)	11,800	110,577
Micronics Japan Co., Ltd.	5,400	28,916
Renesas Electronics Corp. (a)(b)	7,800	47,749
Shinko Electric Industries Co., Ltd. (a)	13,500	91,941
Sumco Corp. (a)(b)	31,600	233,694
Tokyo Seimitsu Co., Ltd. (a)	14,400	274,562
Ulvac, Inc. (a)(b)	22,402	274,857

		1,062,296

SOFTWARE — 1.2%
DTS Corp.	16,532	192,308
Dwango Co., Ltd.	75	122,920
Fuji Soft, Inc.	12,974	233,546
NSD Co., Ltd. (a)	18,078	141,917
Square Enix Holdings Co., Ltd. (a)	18,300	359,388

		1,050,079

SPECIALTY RETAIL — 4.4%
ABC-Mart, Inc. (a)	7,300	277,711
Aoyama Trading Co., Ltd.	20,200	379,636
Autobacs Seven Co., Ltd. (a)	9,188	420,350
Bic Camera, Inc.	534	298,093

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Chiyoda Co., Ltd.	16,313	$290,047
DCM Japan Holdings Co., Ltd. (a)	28,500	224,844
EDION Corp. (a)	20,350	166,101
Geo Holdings Corp. (a)	192	199,387
Kohnan Shoji Co., Ltd.	17,400	286,080
Komeri Co., Ltd. (a)	9,030	278,857
Nishimatsuya Chain Co., Ltd. (a)	16,466	127,337
Point, Inc.	6,770	287,729
United Arrows, Ltd.	7,229	139,619
Village Vanguard Co., Ltd.	124	199,683
Xebio Co., Ltd.	9,561	227,531

		3,803,005

TEXTILES, APPAREL & LUXURY GOODS — 2.8%
Atsugi Co., Ltd.	222,470	266,016
Daidoh, Ltd. (a)	26,111	235,522
Gunze, Ltd.	71,348	208,647
Onward Holdings Co., Ltd.	37,000	271,705
Sanyo Shokai, Ltd. (a)	73,516	167,212
Seiko Holdings Corp. (a)	32,649	67,046
The Japan Wool Textile Co., Ltd.	39,170	291,204
Toyobo Co., Ltd.	176,000	237,900
Unitika, Ltd. (b)	199,084	108,676
Wacoal Holdings Corp. (a)	43,000	571,172

		2,425,100

TRADING COMPANIES & DISTRIBUTORS — 2.6%
Hanwa Co., Ltd.	81,032	353,870
Inaba Denki Sangyo Co., Ltd.	12,363	346,755
Inabata & Co., Ltd.	37,475	224,538
Iwatani Corp.	121,422	404,004
Kuroda Electric Co., Ltd.	8,900	96,357
Nichiden Corp.	11,300	373,044
Okaya & Co., Ltd.	16,405	186,353
Trusco Nakayama Corp.	15,300	279,194

		2,264,115

TRANSPORTATION INFRASTRUCTURE — 0.8%
Japan Airport Terminal Co., Ltd. (a)	15,848	206,185
Mitsui-Soko Co., Ltd.	52,686	198,582
The Sumitomo Warehouse Co., Ltd.	60,563	287,308

		692,075

TOTAL COMMON STOCKS —
(Cost $105,711,099)		86,597,551

SHORT TERM INVESTMENTS — 15.3%
UNITED STATES — 15.3%
MONEY MARKET FUNDS — 15.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	13,235,402	13,235,402
State Street Institutional Liquid Reserves Fund 0.15% (f)(g)	8,254	8,254

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,243,656)		13,243,656

TOTAL INVESTMENTS — 115.0%
(Cost $118,954,755)		99,841,207
OTHER ASSETS & LIABILITIES — (15.0)%		(13,011,486)

NET ASSETS — 100.0%		$86,829,721

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Company has filed for insolvency.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 17.5%
Adelaide Brighton, Ltd.	813,252	$2,409,527
ASX, Ltd.	667,813	20,936,358
Commonwealth Bank of Australia (a)	106,822	5,390,277
DUET Group (a)	6,298,732	11,332,847
Leighton Holdings, Ltd.	116,800	2,279,915
Metcash, Ltd. (a)	1,372,350	5,684,013
Monadelphous Group, Ltd. (a)	259,319	5,348,982
Seven West Media, Ltd. (a)	5,084,341	16,888,399
Sonic Healthcare, Ltd.	402,675	4,656,639
Spark Infrastructure Group	10,970,628	15,464,753
Telstra Corp., Ltd.	1,985,133	6,777,080
Ten Network Holdings, Ltd. (a)	2,993,940	2,578,286
UGL, Ltd. (a)	351,405	4,287,101
Westpac Banking Corp. (a)	150,903	3,094,116

		107,128,293

BELGIUM — 1.7%
Belgacom SA	200,747	6,316,937
Groupe Bruxelles Lambert SA	61,354	4,102,601

		10,419,538

BERMUDA — 1.5%
Catlin Group, Ltd.	946,812	5,866,636
Seadrill, Ltd. (a)	103,048	3,453,380

		9,320,016

BRAZIL — 4.3%
Companhia Energetica de Minas Gerais ADR (a)	310,293	5,520,112
Telefonica Brasil SA ADR	762,745	20,845,821

		26,365,933

CANADA — 4.3%
Just Energy Group, Inc. (a)	387,407	4,360,112
Labrador Iron Ore Royalty Corp.	160,112	5,896,587
Pembina Pipeline Corp. (a)	209,018	6,088,362
Shaw Communications, Inc. (a)	235,749	4,688,355
TransAlta Corp. (a)	267,085	5,513,505

		26,546,921

CZECH REPUBLIC — 2.0%
CEZ AS	118,584	4,744,495
Komercni Banka AS	15,097	2,559,035
Telefonica O2 Czech Republic AS	255,291	4,978,391

		12,281,921

FINLAND — 2.5%
Orion OYJ (Class B)	254,857	4,979,182
Sanoma Oyj (a)	903,953	10,402,781

		15,381,963

FRANCE — 3.8%
France Telecom SA	153,380	2,416,203
ICADE (a)	42,528	3,356,077
Neopost SA (a)	69,383	4,689,020
PagesJaunes Groupe (a)	2,023,209	7,367,133
Sanofi-Aventis SA	69,867	5,147,103

		22,975,536

GERMANY — 6.5%
Deutsche Telekom AG	376,124	4,328,473
E.ON AG	538,339	11,649,742
Hannover Rueckversicherung AG	67,639	3,365,148
RWE AG (b)	200,449	6,618,514
RWE AG (b)	398,956	14,061,114

		40,022,991

HONG KONG — 5.7%
Cathay Pacific Airways, Ltd. (a)	2,637,000	4,522,551
China Dongxiang Group Co. (a)	39,934,000	6,787,124
Hang Seng Bank, Ltd. (a)	335,400	3,979,490
Orient Overseas International, Ltd.	3,407,900	19,899,089

		35,188,254

HUNGARY — 0.8%
Magyar Telekom Telecommunications PLC	2,267,833	4,854,191

ISRAEL — 3.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	7,027,244	12,831,439
Cellcom Israel, Ltd.	250,601	4,235,157
Partner Communications Co., Ltd.	808,734	7,119,186

		24,185,782

ITALY — 3.1%
Atlantia SpA (a)	293,698	4,716,236
Snam Rete Gas SpA	1,043,525	4,613,945
Telecom Italia SpA (b)	5,845,292	5,250,941
Telecom Italia SpA (b)	4,157,563	4,485,024

		19,066,146

JAPAN — 1.6%
Oracle Corp. Japan	160,100	5,299,905
Orix JREIT, Inc.	1,094	4,514,492

		9,814,397

LUXEMBOURG — 0.8%
SES	195,658	4,710,308

MEXICO — 1.7%
Industrias Penoles SA de CV (a)	132,989	5,827,259
Kimberly-Clark de Mexico SAB de CV	807,734	4,356,040

		10,183,299

NETHERLANDS — 0.9%
Koninklijke (Royal) KPN NV	444,123	5,330,096

NORWAY — 4.7%
Fred Olsen Energy ASA	450,560	15,174,819
Marine Harvest	31,098,317	13,475,355

		28,650,174

PHILIPPINES — 0.9%
Philippine Long Distance Telephone Co. ADR	95,870	5,524,029

PORTUGAL — 1.3%
Brisa Auto-Estradas de Portugal SA (a)	715,810	2,364,887
EDP — Energias de Portugal SA	1,881,248	5,839,162

		8,204,049

SINGAPORE — 2.8%
Ascendas REIT (a)	3,428,000	4,838,037
SembCorp Marine, Ltd. (a)	1,492,000	4,395,512
Singapore Telecommunications, Ltd.	1,715,153	4,087,319
Suntec REIT (a)	4,811,000	3,988,605

		17,309,473

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SOUTH AFRICA — 2.2%
African Bank Investments, Ltd.	525,823	$2,233,969
Growthpoint Properties, Ltd.	2,334,642	5,364,234
Kumba Iron Ore, Ltd. (a)	90,663	5,614,921

		13,213,124

SPAIN — 4.5%
ACS, Actividades de Construccion y Servicios SA (a)	141,048	4,193,024
Enagas	105,956	1,965,544
Ferrovial SA (a)	320,900	3,884,574
Iberdrola SA	673,770	4,232,453
Indra Sistemas SA (a)	280,314	3,579,582
Mapfre SA (a)	1,563,120	4,981,598
Telefonica SA	277,150	4,815,686

		27,652,461

SWEDEN — 5.3%
Skanska AB (Class B)	328,322	5,459,821
Tele2 AB (Class B)	1,132,637	22,123,043
TeliaSonera AB	722,032	4,926,033

		32,508,897

SWITZERLAND — 0.7%
Swisscom AG	10,773	4,100,215

TAIWAN — 0.7%
Chunghwa Telecom Co., Ltd. ADR (a)	124,456	4,141,896

THAILAND — 2.2%
Advanced Info Service PCL	24,800	110,441
Advanced Info Service PCL (Foreign ownership limit)	1,560,995	6,951,499
Electricity Generating PCL (Foreign ownership limit)	25	76
Total Access Communication PCL	3,000,056	6,608,681

		13,670,697

TURKEY — 1.6%
Eregli Demir ve Celik Fabrikalari TAS	1,464,948	2,544,228
Tofas Turk Otomobil Fabrikasi AS	1,469,900	4,607,544
Turk Telekomunikasyon AS	713,467	2,651,985

		9,803,757

UNITED KINGDOM — 9.9%
Amlin PLC	872,336	4,255,535
AstraZeneca PLC	114,980	5,316,042
Aviva PLC	441,935	2,065,929
British American Tobacco PLC	114,983	5,460,030
Carillion PLC	844,753	3,948,996
Halfords Group PLC	968,962	4,351,948
Home Retail Group PLC	2,619,315	3,394,946
National Grid PLC	552,230	5,363,881
Provident Financial PLC (a)	398,666	5,830,126
Scottish & Southern Energy PLC	250,821	5,032,332
Severn Trent PLC	224,179	5,212,015
United Utilities Group PLC	582,111	5,482,234
Vodafone Group PLC	1,741,587	4,842,110

		60,556,124

TOTAL COMMON STOCKS —
(Cost $701,050,258)		609,110,481

SHORT TERM INVESTMENTS — 10.5%
UNITED STATES — 10.5%
MONEY MARKET FUNDS — 10.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	64,085,468	64,085,468
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	68,647	68,647

TOTAL SHORT TERM INVESTMENTS —
(Cost $64,154,115)		64,154,115

TOTAL INVESTMENTS — 109.9%
(Cost $765,204,373)		673,264,596
OTHER ASSETS & LIABILITIES — (9.9)%		(60,397,974)

NET ASSETS — 100.0%		$612,866,622

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	20.5%
Electric Utilities	8.5
Media	7.7
Multi-Utilities	6.8
Wireless Telecommunication Services	5.7
Construction & Engineering	4.8
Diversified Financial Services	4.5
Insurance	3.2
Marine	3.2
Metals & Mining	3.2
Energy Equipment & Services	3.1
Real Estate Investment Trusts	2.7
Pharmaceuticals	2.5
Commercial Banks	2.5
Food Products	2.2
Water Utilities	1.7
Transportation Infrastructure	1.2
Textiles, Apparel & Luxury Goods	1.1
Gas Utilities	1.0
Oil, Gas & Consumable Fuels	1.0
Consumer Finance	1.0
Food & Staples Retailing	0.9
Independent Power Producers & Energy Traders	0.9
Tobacco	0.9
Real Estate Management & Development	0.9
Software	0.9
Office Electronics	0.8
Health Care Providers & Services	0.8
Automobiles	0.8
Airlines	0.7
Machinery	0.7
Household Products	0.7
Specialty Retail	0.7
IT Services	0.6
Internet & Catalog Retail	0.6
Construction Materials	0.4
Short Term Investments	10.5
Other Assets & Liabilities	(9.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 7.3%
Alumina, Ltd.	39,103	$44,699
Asciano Group	25,704	118,583
Atlas Iron, Ltd. (a)	34,704	96,062
Bendigo and Adelaide Bank, Ltd.	8,259	67,991
Boral, Ltd. (a)	48,301	178,265
Caltex Australia, Ltd.	5,113	61,697
Campbell Brothers, Ltd.	3,848	193,264
Cochlear, Ltd.	2,069	131,511
Commonwealth Property Office Fund (a)	105,330	103,125
Computershare, Ltd.	9,560	78,505
Dexus Property Group	239,766	204,021
Echo Entertainment Group, Ltd. (b)	15,709	57,816
Fairfax Media, Ltd. (a)	28,416	20,975
Harvey Norman Holdings, Ltd. (a)	41,432	77,944
Lend Lease Group	13,949	102,392
Lynas Corp., Ltd. (b)	61,304	65,677
Metcash, Ltd.	51,661	213,970
Mirvac Group	93,802	113,476
OneSteel, Ltd.	28,458	20,423
OZ Minerals, Ltd.	8,000	82,098
Sims Metal Management, Ltd.	2,811	36,455
Sonic Healthcare, Ltd. (a)	21,550	249,210
TABCORP Holdings, Ltd.	16,272	45,542
Tatts Group, Ltd.	39,112	97,838
Toll Holdings, Ltd.	20,377	88,158

		2,549,697

AUSTRIA — 1.0%
Andritz AG	968	80,549
IMMOFINANZ AG (b)	28,566	86,032
Telekom Austria AG	15,264	183,051

		349,632

BELGIUM — 1.1%
Ackermans & van haaren NV	2,242	167,758
Ageas	78,636	122,498
Bekaert NV (a)	968	31,145
Telenet Group Holding NV (b)	1,459	55,854

		377,255

BERMUDA — 0.7%
Catlin Group, Ltd.	21,172	131,186
Hiscox, Ltd.	17,865	103,698

		234,884

CANADA — 11.6%
Alacer Gold Corp. (b)	8,500	87,567
Alamos Gold, Inc.	5,300	91,348
ATCO, Ltd. (Class I)	1,700	100,573
Bonavista Energy Corp.	3,765	96,394
CAE, Inc.	5,931	57,606
Canadian Tire Corp., Ltd. (Class A)	1,633	105,686
Canadian Western Bank (a)	3,600	91,215
Detour Gold Corp. (b)	3,300	81,507
Emera, Inc.	3,026	98,187
Empire Co., Ltd.	1,800	104,491
Finning International, Inc.	6,531	142,454
First Majestic Silver Corp. (b)	4,400	74,237
Gildan Activewear, Inc. (a)	4,481	84,317
Groupe Aeroplan, Inc.	8,300	97,326
HudBay Minerals, Inc.	4,300	42,821
Industrial Alliance Insurance & Financial Services, Inc. (a)	900	23,237
Inmet Mining Corp.	2,214	142,418
Keyera Corp.	2,800	137,491
Lundin Mining Corp. (b)	15,387	58,480
Methanex Corp.	5,800	132,832
Metro, Inc. (Class A)	5,844	309,920
Niko Resources, Ltd.	1,900	89,995
Onex Corp.	6,399	208,513
Open Text Corp. (b)	552	28,314
Pan American Silver Corp.	2,850	62,360
Pembina Pipeline Corp. (a)	4,361	127,029
Pengrowth Energy Corp. (a)	3,500	36,985
Petrominerales, Ltd. (a)	1,678	27,290
Peyto Exploration & Development Corp. (a)	7,600	182,042
Precision Drilling Corp. (b)	11,600	119,617
Progressive Waste Solutions, Ltd.	4,700	91,992
Provident Energy, Ltd. (a)	14,800	143,167
Quadra FNX Mining, Ltd. (b)	5,200	77,011
SEMAFO, Inc.	6,227	40,362
Silver Standard Resources, Inc. (b)	3,400	47,081
Sino-Forest Corp. (a)(b)(c)	6,631	0
TMX Group, Inc.	3,000	122,828
Tourmaline Oil Corp. (b)	2,746	71,815
TransAlta Corp. (a)	2,716	56,067
Trican Well Service, Ltd. (a)	3,700	63,771
Veresen, Inc.	7,772	116,780
Vermilion Energy, Inc. (a)	2,356	104,976
Viterra, Inc.	8,845	93,293

		4,071,395

CHINA — 0.1%
ENN Energy Holdings, Ltd. (a)	16,000	51,297
Shui On Land, Ltd. (a)	218	66

		51,363

DENMARK — 1.1%
DSV A/S	12,521	225,255
FLSmidth & Co. A/S	954	56,237
Rockwool International A/S	135	10,865
Vestas Wind Systems A/S (a)(b)	6,164	66,750
William Demant Holding (a)(b)	270	22,523

		381,630

FINLAND — 1.5%
Elisa Oyj (a)	8,099	169,586
Kesko Oyj (Class B)	1,002	33,768
Neste Oil Oyj	907	9,190
Nokian Renkaat Oyj	2,716	87,721
Orion OYJ (Class B)	8,979	175,424
Pohjola Bank PLC	4,978	48,531
YIT Oyj (a)	1,337	21,487

		545,707

FRANCE — 4.3%
Air France-KLM (a)(b)	3,894	20,084
Arkema	1,723	122,348
Atos Origin SA	3,315	145,927
Bourbon SA (a)	2,537	70,150
Compagnie Generale de Geophysique-Veritas (b)	3,344	78,703

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Eiffage SA (a)	469	$11,388
Euler Hermes SA	284	16,867
Eurazeo	612	21,844
Fonciere Des Regions	653	42,046
Groupe Eurotunnel SA	11,583	79,092
Imerys SA	469	21,668
Lagardere SCA	2,678	70,920
Metropole Television SA	533	7,974
Neopost SA (a)	1,940	131,108
Remy Cointreau SA	199	16,040
SCOR SE	8,894	208,516
Societe Television Francaise 1	2,477	24,251
Valeo SA	5,216	207,942
Wendel	996	66,587
Zodiac Aerospace	1,889	160,570

		1,524,025

GERMANY — 3.1%
Aixtron AG (a)	2,226	28,463
Bilfinger Berger AG	2,744	234,673
Celesio AG	533	8,469
Hamburger Hafen und Logistik AG (a)	668	19,793
Kabel Deutschland Holding AG (b)	1,674	85,218
MTU Aero Engines Holding AG	1,115	71,561
ProSiebenSat.1 Media AG Preference Shares	4,166	76,335
Rational AG	64	13,974
Rheinmetall AG	533	23,688
Rhoen-Klinikum AG	6,639	126,863
Salzgitter AG	938	47,039
SGL Carbon AG (a)(b)	2,018	99,783
SMA Solar Technology AG (a)	207	11,599
Software AG	1,407	52,156
Symrise AG	1,875	50,190
United Internet AG (a)	8,258	147,938

		1,097,742

GREECE — 0.5%
Hellenic Telecommunications Organization SA	9,104	34,037
National Bank of Greece SA (b)	28,366	59,654
OPAP SA	6,563	58,190
Public Power Corp. SA	2,678	13,210

		165,091

HONG KONG — 2.7%
ASM Pacific Technology, Ltd. (a)	3,200	35,908
Brightoil Petroleum Holdings, Ltd. (a)	130,000	25,275
Chinese Estates Holdings, Ltd.	23,623	38,020
Esprit Holdings, Ltd. (a)	48,000	61,927
First Pacific, Co., Ltd.	58,000	60,340
Fosun International	67,000	35,024
Fushan International Energy Group, Ltd.	72,000	24,381
Geely Automobile Holdings, Ltd. (a)	50,000	10,944
Hopewell Holdings	38,500	98,449
Huabao International Holdings, Ltd. (a)	36,000	18,402
Hysan Development Co., Ltd.	33,042	108,487
New World Development Co., Ltd.	95,668	77,110
NWS Holdings, Ltd.	87,382	128,711
Orient Overseas International, Ltd.	1,000	5,839
PCCW, Ltd.	116,000	39,879
Television Broadcasts, Ltd.	8,000	48,515
VTech Holdings, Ltd. (a)	2,700	27,047
Wing Hang Bank, Ltd.	2,037	16,694
Yue Yuen Industrial Holdings, Ltd.	27,000	85,346

		946,298

IRELAND — 0.8%
DCC PLC	1,337	31,727
Dragon Oil PLC	9,490	67,548
James Hardie Industries SE	6,221	43,497
Paddy Power PLC	2,089	120,717
The Governor & Co. of the Bank of Ireland (b)	96,406	10,262

		273,751

ISRAEL — 0.0% (d)
Cellcom Israel, Ltd.	533	8,883

ITALY — 1.9%
Banca Carige SpA (a)	5,086	9,772
Banca Popolare dell’Emilia Romagna Scrl	3,290	23,618
Banca Popolare di Sondrio Scrl	9,144	73,714
Banco Popolare Societa Cooperativa (a)	70,097	90,996
Davide Campari-Milano SpA	7,744	51,722
Finmeccanica SpA (a)	15,542	57,663
Mediaset SpA	41,245	114,473
Mediolanum SpA	3,076	12,011
Pirelli & C. SpA	6,877	58,073
Prysmian SpA	3,622	45,115
UBI Banca ScPA (a)	31,842	130,869

		668,026

JAPAN — 27.2%
Advance Residence Investment Corp.	49	94,574
Advantest Corp.	5,100	48,587
Aeon Mall Co., Ltd.	1,000	21,237
Amada Co., Ltd.	28,000	177,593
Aozora Bank, Ltd. (a)	28,000	77,151
Asics Corp. (a)	6,700	75,586
Benesse Holdings, Inc.	1,000	48,414
Brother Industries, Ltd.	3,200	39,303
Cosmo Oil Co., Ltd. (a)	56,000	156,486
Credit Saison Co., Ltd.	8,700	174,475
Daido Steel Co., Ltd. (a)	5,000	31,388
Electric Power Development Co., Ltd. (a)	3,400	90,458
Fuji Heavy Industries, Ltd.	34,000	205,485
Fukuoka Financial Group, Inc.	51,000	214,102
Furukawa Electric Co., Ltd. (a)	32,000	73,616
GS Yuasa Corp. (a)	6,000	32,285
Hamamatsu Photonics K.K. (a)	1,000	35,001
Hino Motors, Ltd. (a)	2,000	12,139
Hirose Electric Co., Ltd. (a)	2,400	210,554
Hisamitsu Pharmaceutical Co., Inc. (a)	1,000	42,371
Hitachi Construction Machinery Co., Ltd. (a)	2,700	45,480
Hitachi Metals, Ltd. (a)	3,000	32,636
Hokkaido Electric Power Co., Inc.	5,500	78,347
Hokuhoku Financial Group, Inc. (a)	79,000	154,016
Hokuriku Electric Power Co. (a)	5,300	98,988
Ibiden Co., Ltd. (a)	2,700	53,410
Idemitsu Kosan Co., Ltd. (a)	1,700	175,435
IHI Corp. (a)	24,000	58,331
Isetan Mitsukoshi Holdings, Ltd. (a)	16,900	177,259
J Front Retailing Co., Ltd.	32,000	154,718

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Japan Real Estate Investment Corp.	28	$218,352
Japan Retail Fund Investment Corp. (a)	67	99,272
JSR Corp.	3,200	59,059
JTEKT Corp.	2,700	26,565
Kajima Corp. (a)	59,000	180,972
Kawasaki Heavy Industries, Ltd. (a)	29,000	72,368
Keikyu Corp. (a)	23,000	206,564
Keio Corp. (a)	4,000	28,230
Kikkoman Corp.	1,000	11,490
Konami Corp. (a)	4,200	125,825
Konica Minolta Holdings, Inc. (a)	12,000	89,524
Kurita Water Industries, Ltd. (a)	5,100	132,571
Marui Group Co., Ltd. (a)	25,500	198,856
Mazda Motor Corp. (a)(b)	22,000	38,887
Medipal Holdings Corp.	11,100	115,992
MEIJI Holdings Co., Ltd.	1,000	41,526
Mitsubishi Gas Chemical Co., Inc.	28,000	155,394
Mitsubishi Materials Corp.	18,000	48,895
Mitsui Chemicals, Inc. (a)	24,000	73,304
Namco Bandai Holdings, Inc.	10,400	148,147
Nankai Electric Railway Co., Ltd.	3,000	13,179
NGK Spark Plug Co., Ltd.	4,000	49,649
Nippon Electric Glass Co., Ltd. (a)	10,000	99,038
Nippon Express Co., Ltd.	18,000	70,185
Nippon Meat Packers, Inc.	1,000	12,425
Nippon Paper Group, Inc. (a)	2,200	48,037
Nisshin Seifun Group, Inc.	1,000	12,126
Nomura Real Estate Holdings, Inc.	1,000	14,895
Nomura Research Institute, Ltd.	1,000	22,615
NSK, Ltd.	6,000	38,991
NTN Corp.	32,000	128,932
Obayashi Corp.	50,000	222,251
Rinnai Corp. (a)	1,300	93,099
Sankyo Co., Ltd.	1,700	86,061
Sanrio Co., Ltd. (a)	2,200	113,088
Santen Pharmaceutical Co., Ltd. (a)	2,400	98,882
Seiko Epson Corp. (a)	2,200	29,251
Sekisui Chemical Co., Ltd.	13,000	107,291
Shimadzu Corp.	1,000	8,474
Shimano, Inc. (a)	5,500	267,351
Shimizu Corp. (a)	32,000	134,339
Shinsei Bank, Ltd.	90,000	93,579
Showa Denko K.K. (a)	79,000	160,177
Showa Shell Sekiyu K.K. (a)	18,800	126,816
Sojitz Corp. (a)	33,400	51,658
Stanley Electric Co., Ltd. (a)	8,500	124,948
Sumco Corp. (a)(b)	1,000	7,395
Sumitomo Heavy Industries, Ltd.	9,000	52,521
Suzuken Co., Ltd. (a)	2,700	74,887
Sysmex Corp.	2,100	68,453
Taisei Corp. (a)	60,000	152,067
Taiyo Nippon Sanso Corp. (a)	2,000	13,959
Takashimaya Co., Ltd. (a)	24,000	173,746
Teijin, Ltd.	6,000	18,482
The Bank of Kyoto, Ltd. (a)	24,000	206,811
The Chugoku Bank, Ltd.	1,000	13,946
The Gunma Bank, Ltd.	32,000	175,929
The Hachijuni Bank, Ltd. (a)	31,000	176,878
The Japan Steel Works, Ltd.	5,000	34,767
The Joyo Bank, Ltd. (a)	51,000	225,370
THK Co., Ltd. (a)	7,600	149,847
Tobu Railway Co., Ltd. (a)	7,000	35,755
Toho Co., Ltd. (a)	1,000	17,832
Toho Gas Co., Ltd. (a)	16,000	101,898
Tokyu Land Corp.	4,000	15,129
TOTO, Ltd.	2,000	15,441
Toyo Seikan Kaisha, Ltd.	2,700	36,847
Trend Micro, Inc. (a)	2,700	80,747
Ube Industries, Ltd. (a)	59,000	161,801
United Urban Investment Corp.	87	98,715
Ushio, Inc.	1,000	14,453
Yakult Honsha Co., Ltd. (a)	3,400	107,161
Yamaguchi Financial Group, Inc.	2,000	19,106
Yamaha Corp. (a)	11,100	101,853

		9,540,351

LUXEMBOURG — 0.2%
Oriflame Cosmetics SA SDR	2,576	81,692

NETHERLANDS — 2.3%
Fugro NV	1,344	78,329
Gemalto NV (a)	3,635	177,331
Imtech NV (a)	2,402	62,410
Koninklijke Boskalis Westminster NV	3,705	136,546
Nutreco NV	909	59,992
QIAGEN NV (b)	6,006	83,035
SBM Offshore NV	5,585	115,423
TNT Express NV	13,758	103,123

		816,189

NEW ZEALAND — 0.7%
Contact Energy, Ltd. (b)	11,153	45,851
DNZ Property Fund Ltd.	59,524	58,043
Fletcher Building, Ltd.	26,436	126,624

		230,518

NORWAY — 1.2%
Aker Solutions ASA	3,892	41,053
Marine Harvest	68,495	29,680
Petroleum Geo-Services ASA (b)	12,455	136,593
Schibsted ASA	533	13,298
Storebrand ASA	18,155	94,609
TGS Nopec Geophysical Co. ASA	5,093	113,074

		428,307

PORTUGAL — 0.0% (d)
Banco Comercial Portugues SA (a)(b)	53,950	9,525
Brisa Auto-Estradas de Portugal SA (a)	1,741	5,752

		15,277

SINGAPORE — 2.6%
Ascendas REIT (a)	23,000	32,461
CapitaCommercial Trust	26,000	21,154
CapitaMall Trust	111,000	145,529
ComfortDelGro Corp. Ltd. (a)	91,000	99,306
Flextronics International, Ltd. (a)(b)	21,482	121,588
Keppel Land, Ltd. (a)	10,440	17,874
Neptune Orient Lines, Ltd. (a)	37,000	32,102
Olam International, Ltd. (a)	37,736	61,989
Singapore Press Holdings, Ltd. (a)	45,000	128,061
Suntec REIT	139,000	115,239
UOL Group, Ltd.	45,000	138,819

		914,122

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 4.9%
BS Financial Group, Inc. (b)	4,790	$45,946
Cheil Industries, Inc.	1,879	164,739
CJ CheilJedang Corp. (b)	124	31,161
CJ Corp. (b)	533	35,626
Daelim Industrial Co. Ltd. (b)	907	70,702
Daewoo Engineering & Construction Co., Ltd. (b)	5,662	51,607
Daewoo International Corp. (b)	1,359	34,152
Daewoo Securities Co., Ltd.	6,219	56,144
Daewoo Securities Co., Ltd. Preference Shares	2,818	10,996
Dongbu Insurance Co., Ltd.	2,130	98,734
Doosan Corp.	533	66,162
Doosan Infracore Co., Ltd. (a)(b)	2,690	41,681
GS Engineering & Construction Corp. (b)	994	79,468
Hanwha Chemical Corp. (b)	1,990	42,495
Hanwha Corp. (b)	3,028	87,134
Hyosung Corp. (b)	552	25,683
Hyundai Department Store Co., Ltd. (b)	270	38,203
Hyundai Merchant Marine Co., Ltd. (b)	2,266	49,372
Hyundai Mipo Dockyard Co., Ltd. (b)	301	29,264
Hyundai Securities Co., Ltd.	2	15
KCC Corp.	161	39,901
Korea Kumho Petrochemical Co., Ltd. (b)	616	89,566
Korean Air Lines Co., Ltd. (b)	795	30,020
LG Uplus Corp. (b)	5,060	32,503
LS Uplus Corp. (b)	630	41,563
ORION Corp. (b)	199	117,120
Samsung Electro-Mechanics Co., Ltd.	2,026	136,649
Samsung Securities Co., Ltd.	1,743	74,743
Samsung Techwin Co., Ltd.	1,203	55,555
SK Networks Co., Ltd. (b)	1,720	15,080
Woongjin Coway Co., Ltd. (b)	910	28,911

		1,720,895

SPAIN — 1.9%
Abengoa SA (a)	803	17,095
Acerinox SA (a)	3,347	43,058
Bankinter SA (a)	7,231	44,588
Bolsas y Mercados Espanoles (a)	3,822	103,200
Distribuidora Internacional de Alimentacion SA (a)(b)	24,674	111,947
Ebro Puleva SA	2,528	47,093
Enagas	2,486	46,117
Gestevision Telecinco SA (a)	3,482	19,934
Grupo Catalana Occidente SA	907	14,447
Indra Sistemas SA (a)	10,014	127,878
International Consolidated Airlines Group SA (b)	12,421	28,453
Obrascon Huarte Lain SA	1,073	26,994
Prosegur Cia de Seguridad SA (a)	533	23,380
Tecnicas Reunidas SA (a)	630	22,707

		676,891

SWEDEN — 3.2%
Boliden AB	6,331	92,814
Castellum AB	7,995	99,481
Electrolux AB	9,676	154,837
Elekta AB (Class B)	2,275	99,060
Hakon Invest AB	1,073	15,034
Holmen AB	404	11,651
Husqvarna AB	1,741	8,040
Husqvarna AB (Class B)	8,687	40,183
Industrivarden AB	4,628	58,835
Lundbergforetagen AB	808	23,927
Lundin Petroleum AB (b)	6,281	155,025
Meda AB (Class A)	5,195	54,259
Modern Times Group AB (Class B)	2,935	140,771
Ratos AB (Class B)	3,750	44,172
Securitas AB (Class B)	7,567	65,567
SSAB AB	803	6,185
SSAB AB (Series A) (a)	6,601	58,400

		1,128,241

SWITZERLAND — 4.1%
Aryzta AG	2,539	123,271
Baloise Holding AG	1,801	124,034
Banque Cantonale Vaudoise	111	54,159
Basellandschaftliche Kantonalbank	18	25,024
Clariant AG (b)	8,136	80,655
Dufry Group (b)	135	12,481
Flughafen Zuerich AG	243	84,716
Galenica AG (a)	194	114,002
GAM Holding AG (b)	5,502	60,015
Logitech International SA (a)(b)	2,438	19,124
Lonza Group AG (b)	668	39,647
Panalpina Welttransport Holding AG (b)	515	52,981
Partners Group Holding AG	353	61,872
PSP Swiss Property AG (b)	939	78,928
Sika AG	26	49,214
Straumann Holding AG	226	39,177
Sulzer AG	1,349	144,840
Swiss Life Holding AG (b)	552	51,003
Swiss Prime Site AG (b)	2,397	180,845
Valiant Holding AG	420	53,404

		1,449,392

UNITED KINGDOM — 13.4%
3i Group PLC	24,434	68,731
Aberdeen Asset Management PLC	10,643	35,065
African Barrick Gold, Ltd.	1,205	8,592
AMEC PLC	8,213	115,832
Amlin PLC	13,365	65,199
Ashmore Group PLC	5,424	28,154
Babcock International Group PLC	8,792	100,496
Balfour Beatty PLC	36,022	148,240
Berkeley Group Holdings PLC (b)	5,166	102,443
Bunzl PLC	11,415	156,822
Capital Shopping Centres Group PLC	5,247	25,466
Cobham PLC	70,644	201,351
Croda International PLC	5,449	152,768
Daily Mail & General Trust PLC	2,143	13,315
Derwent London PLC	677	16,413
Drax Group PLC	17,836	151,068
easyJet PLC (b)	5,422	33,099
FirstGroup PLC	17,323	90,995
GKN PLC	27,560	78,381
Hammerson PLC	12,789	71,551
Hargreaves Lansdown PLC	1,741	11,648
Homeserve PLC	1,741	7,755
ICAP PLC	10,764	58,031
IG Group Holdings PLC	8,032	59,529

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

IMI PLC	4,418	$52,182
Inchcape PLC	23,013	104,933
Informa PLC	37,069	208,141
Inmarsat PLC	17,641	110,952
Intercontinental Hotels Group PLC	5,795	104,200
Invensys PLC	22,396	73,440
Investec PLC	24,701	130,135
ITV PLC	98,852	104,696
John Wood Group PLC	4,685	46,671
Logica PLC	86,456	82,901
London Stock Exchange Group PLC	5,811	71,795
Lonmin PLC	4,290	65,338
Meggitt PLC	7,899	43,309
Mondi PLC	7,600	53,741
Pennon Group PLC	22,582	250,576
Petropavlovsk PLC (a)	4,668	44,615
Premier Oil PLC (b)	11,456	64,628
Provident Financial PLC	6,040	88,329
Rentokil Initial PLC (b)	40,767	39,693
Rexam PLC	26,446	145,000
Rightmove PLC	5,157	99,700
Rotork PLC	803	24,085
Segro PLC	16,906	54,781
Serco Group PLC	29,475	217,126
Spectris PLC	4,907	98,299
Stagecoach Group PLC	20,798	87,852
Tate & Lyle PLC	12,938	141,653
Travis Perkins PLC	3,279	40,538
Tui Travel PLC	35,246	90,818
Whitbread PLC	2,881	70,026
William Hill PLC	28,281	89,134

		4,700,231

UNITED STATES — 0.3%
SXC Health Solutions Corp. (b)	1,600	89,990

TOTAL COMMON STOCKS —
(Cost $37,423,617)		35,037,475

SHORT TERM INVESTMENTS — 14.9%
UNITED STATES — 14.9%
MONEY MARKET FUNDS — 14.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,231,690	5,231,690
State Street Institutional Liquid Reserves Fund 0.15% (f)(g)	272	272

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,231,962)		5,231,962

TOTAL INVESTMENTS — 114.6%
(Cost $42,655,579)		40,269,437
OTHER ASSETS & LIABILITIES — (14.6)%		(5,135,578)

NET ASSETS — 100.0%		$35,133,859

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	6.1%
Oil, Gas & Consumable Fuels	5.7
Chemicals	4.9
Metals & Mining	4.7
Construction & Engineering	4.5
Real Estate Investment Trusts	4.4
Machinery	3.9
Media	3.6
Real Estate Management & Development	3.1
Insurance	3.0
Road & Rail	2.8
Diversified Financial Services	2.8
Energy Equipment & Services	2.7
Multiline Retail	2.6
Food & Staples Retailing	2.4
Food Products	2.3
Hotels, Restaurants & Leisure	2.3
Electronic Equipment, Instruments & Components	2.2
Health Care Providers & Services	1.9
Capital Markets	1.9
Diversified Telecommunication Services	1.8
Leisure Equipment & Products	1.8
Aerospace & Defense	1.8
Auto Components	1.7
Commercial Services & Supplies	1.6
Household Durables	1.5
IT Services	1.3
Industrial Conglomerates	1.3
Trading Companies & Distributors	1.2
Electrical Equipment	1.1
Pharmaceuticals	1.1
Construction Materials	1.1
Health Care Equipment & Supplies	1.1
Electric Utilities	0.9
Independent Power Producers & Energy Traders	0.9
Consumer Finance	0.8
Office Electronics	0.8
Software	0.8
Automobiles	0.7
Water Utilities	0.7
Air Freight & Logistics	0.7
Computers & Peripherals	0.7
Textiles, Apparel & Luxury Goods	0.6
Gas Utilities	0.5
Professional Services	0.5
Transportation Infrastructure	0.5
Specialty Retail	0.5
Containers & Packaging	0.5
Internet Software & Services	0.5
Airlines	0.4
Semiconductors & Semiconductor Equipment	0.3
Paper & Forest Products	0.3
Distributors	0.3
Multi-Utilities	0.3
Health Care Technology	0.3
Marine	0.2
Biotechnology	0.2
Personal Products	0.2
Beverages	0.1
Building Products	0.1
Diversified Consumer Services	0.1
Communications Equipment	0.1
Wireless Telecommunication Services	0.0 ***
Short Term Investments	14.9
Other Assets & Liabilities	(14.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Sino-Forest Corp., which was Level 3 and part of the Paper and Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BRAZIL — 7.2%
Aliansce Shopping Centers SA	143,693	$1,097,775
American Banknote SA	121,304	1,417,735
Arezzo Industria e Comercio SA	59,174	736,007
B2W Companhia Global do Varejo	141,534	682,914
Banco ABC Brasil SA Preference Shares	77,130	515,647
BR Properties SA	271,050	2,688,339
Brasil Brokers Participacoes SA	372,069	1,113,065
Brasil Insurance Participacoes e Administracao SA	92,858	846,313
Brazil Pharma SA (a)	180,000	820,265
Brookfield Incorporacoes SA	363,350	964,258
Centrais Eletricas de Santa Catarina SA Preference Shares	64,625	1,255,255
Cia Energetica do Ceara Preference Shares	47,084	869,612
Companiha de Tecidos Norte de Minas-Coteminas Preference Shares	220,555	433,956
Confab Industrial SA Preference Shares	787,594	1,731,208
Contax Participacoes SA Preference Shares	103,940	1,164,641
Cremer SA	109,136	871,801
Estacio Participacoes SA	62,629	604,045
Eternit SA	215,095	1,026,321
Even Construtora e Incorporadora SA	411,714	1,364,103
Ez Tec Empreendimentos e Participacoes SA	182,173	1,542,159
Ferbasa-Ferro Ligas DA Bahia Preference Shares	134,454	591,807
Fleury SA	93,899	1,077,303
Gafisa SA	674,200	1,489,186
Gol Linhas Aereas Inteligentes SA Preference Shares	134,634	897,921
Guararapes Confeccoes SA	8,900	396,033
Iguatemi Empresa de Shopping Centers SA	64,782	1,203,776
Iochpe-Maxion SA	137,552	1,862,050
JHSF Participacoes SA	60,716	178,380
Kroton Educacional SA (a)	65,053	641,375
LLX Logistica SA (a)	523,299	945,459
Log-in Logistica Intermodal SA (a)	89,682	329,832
LPS Brasil Consultoria de I moveis SA	59,822	833,868
Magazine Luiza SA (a)	72,886	372,782
Magnesita Refratarios SA (a)	401,909	1,243,273
Marcopolo SA Preference Shares	1,145,560	4,354,387
Marfrig Alimentos SA	173,838	795,913
Mills Estruturas e Servicos de Engenharia SA	152,533	1,447,438
Odontoprev SA	22,194	316,505
Paranapanema SA	259,751	410,811
Raia Drogasil SA	310,248	2,157,307
Randon SA Implementos e Participacoes Preference Shares	600,475	2,742,821
Restoque Comercio e Confeccoes de Roupas SA (a)	45,364	663,952
Rossi Residencial SA	282,146	1,210,116
Sao Martinho SA	120,758	1,084,410
Sao Paulo Alpargatas SA Preference Shares	49,475	328,905
Saraiva SA Livreiros Editores Preference Shares	62,298	698,045
SLC Agricola SA	113,670	944,584
Tecnisa SA	164,196	884,691
Tempo Participacoes SA (a)	475,959	1,058,963
Vanguarda Agro SA (a)	1,329,657	228,114

		53,135,426

CHILE — 2.3%
Administradora de Fondos de Pensiones Provida SA	218,818	960,027
Almendral SA	13,131,380	1,726,582
Australis Seafoods SA (a)	717,894	203,987
Besalco SA	509,221	676,413
CFR Pharmaceuticals SA (a)	2,860,605	672,403
Cia Pesquera Camanchaca SA (a)	1,705,371	162,510
Companhia Sudamericana de Vapores SA	2,553,806	496,553
Empresas La Polar SA	703,847	392,946
Inversiones Aguas Metropolitanas SA	813,491	1,249,718
Masisa SA	12,571,184	1,137,445
Molibdenos y Metales SA	25,000	324,863
Norte Grande SA	16,966,071	179,639
Parque Arauco SA	976,049	1,589,638
Ripley Corp. SA	964,584	919,182
Salfacorp SA	480,578	1,202,717
Sigdo Koppers SA	362,763	610,366
Sonda SA	693,422	1,661,970
Vina Concha y Toro SA	1,639,591	3,077,488

		17,244,447

CHINA — 7.0%
51job, Inc. ADR (a)	9,420	395,075
Anhui Expressway Co., Ltd.	4,142,000	2,431,890
AsiaInfo-Linkage, Inc. (a)(b)	68,574	531,448
BYD Electronic International Co., Ltd. (a)	1,254,500	356,970
Camelot Information Systems, Inc. ADR (a)(b)	50,446	143,771
China Automation Group, Ltd. (b)	1,175,000	340,400
China Green Holdings, Ltd. (b)	2,568,000	677,826
China Hongxing Sports, Ltd. (a)(c)	4,758,000	0
China Huiyuan Juice Group, Ltd. (b)	3,676,400	1,249,671
China Liansu Group Holdings (b)	1,503,810	652,517
China Medical Technologies, Inc. ADR (a)(b)	51,176	145,340
China Minzhong Food Corp., Ltd. (a)(b)	1,491,000	937,157
China SCE Property Holdings, Ltd.	2,686,000	549,885
China Suntien Green Energy Corp. Ltd.	1,983,000	347,241
China Vanadium Titano — Magnetite Mining Co., Ltd. (b)	1,541,000	301,589
China Wireless Technologies, Ltd.	2,356,000	424,690
Chongqing Machinery & Electric Co., Ltd.	3,432,000	565,622
Danhua Chemical Technology Co., Ltd. (a)	312,700	237,652
Dongyue Group (b)	1,579,000	1,040,929
Double Coin Holdings, Ltd.	780,800	422,413

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

E-House China Holdings, Ltd. (b)	88,382	$377,391
First Tractor Co., Ltd.	1,206,500	1,129,356
Giant Interactive Group, Inc. ADR (b)	235,526	960,946
Great Wall Technology Co., Ltd.	1,612,000	332,089
Haitian International Holdings, Ltd.	1,184,000	1,018,350
Hangzhou Steam Turbine Co.	701,100	741,126
Harbin Electric Co., Ltd. (b)	2,500,000	2,182,422
Hidili Industry International Development, Ltd. (b)	1,523,000	452,982
Home Inns & Hotels Management, Inc. ADR (a)(b)	73,898	1,906,568
Huangshan Tourism Development Co., Ltd. (a)	443,800	536,998
Hunan Non-Ferrous Metal Corp., Ltd. (a)	2,522,000	750,112
Jiangsu Xincheng Real Estate Co., Ltd.	990,900	496,441
Kingsoft Corp., Ltd.	1,487,000	555,237
LDK Solar Co., Ltd, ADR (a)(b)	88,321	370,065
Livzon Pharmaceutical, Inc.	190,700	380,339
Lonking Holdings, Ltd. (b)	4,331,000	1,461,028
MIE Holdings Corp.	3,632,754	921,449
Minth Group, Ltd. (b)	1,022,000	959,285
NVC Lighting Holdings, Ltd. (b)	4,162,000	1,537,988
O-Net Communications Group, Ltd. (a)(b)	1,114,000	315,556
Pacific Online, Ltd.	1,944,100	926,167
Peak Sport Products Co., Ltd. (b)	1,446,000	379,811
Ports Design, Ltd. (b)	1,528,000	2,309,726
Real Gold Mining, Ltd. (b)(c)	251,500	0
Renren, Inc. ADR (a)(b)	111,169	394,650
Semiconductor Manufacturing International Corp. (a)	42,279,000	2,041,386
Shanda Interactive Entertainment, Ltd. ADR (a)(b)	39,190	1,567,992
Shandong Airlines Co., Ltd.	207,900	307,302
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	354,100	166,073
Shanghai Dajiang Group (a)	1,334,600	408,388
Shanghai Diesel Engine Co., Ltd.	246,600	173,853
Shanghai Haixin Group Co. (a)	692,600	292,970
Shanghai Highly Group Co., Ltd. (a)	350,600	169,340
Shenguan Holdings Group, Ltd.	2,632,010	1,524,997
Shenzhen Accord Pharmaceutical Co., Ltd.	144,600	269,219
Shenzhen International Holdings, Ltd.	46,080,000	3,025,880
Shenzhou International Group Holdings, Ltd.	793,000	1,076,175
Sound Global, Ltd. (b)	1,499,000	578,028
Suntech Power Holdings Co., Ltd. ADR (a)(b)	139,117	307,449
SYP Glass Group Co., Ltd.	928,600	445,728
TCL Communication Technology Holdings, Ltd. (b)	1,188,000	533,840
Tong Ren Tang Technologies Co., Ltd.	1,337,000	1,463,253
Travelsky Technology, Ltd.	1,684,500	876,237
WuXi PharmaTech Cayman, Inc. ADR (a)	95,261	1,051,681
Xinjiang Xinxin Mining Industry Co., Ltd. (b)	4,791,000	1,295,432
Zhejiang Southeast Electric Power Co.	2,192,433	951,516

		51,674,907

CZECH REPUBLIC — 0.5%
Philip Morris CR AS	6,206	3,974,054

EGYPT — 1.3%
Amer Group Holding (a)	5,723,300	521,961
Arab Cotton Ginning	450,186	157,508
Citadel Capital Corp/Cairo (a)	589,404	249,219
Eastern Tobacco	56,682	871,742
Egyptian Co. for Mobile Services	78,934	1,023,920
Egyptian Financial Group-Hermes Holding (a)	636,117	1,055,844
Egyptian for Tourism Resorts (a)	4,977,286	693,267
Egyptian Kuwait Holding Co.	966,467	947,138
ElSwedy Electric Co.	188,854	649,477
Ezz Steel	797,053	492,975
Juhayna Food Industries (a)	725,616	469,245
Maridive & Oil Services SAE	303,034	427,278
Medinet Nasr Housing (a)	49,801	90,093
Misr Beni Suef Cement Co.	49,604	497,212
Sidi Kerir Petrochemicals Co.	177,717	350,970
Six of October Development & Investment Co.	243,839	322,248
Talaat Moustafa Group (a)	1,904,670	934,846

		9,754,943

HONG KONG — 8.0%
361 Degrees International, Ltd. (b)	977,000	388,707
Anxin-China Holdings, Ltd. (a)	1,752,000	329,349
Asian Citrus Holdings, Ltd. (b)	1,035,773	545,452
BaWang International Group Holding, Ltd. (a)(b)	1,516,000	199,099
Beijing Capital International Airport Co., Ltd.	2,730,000	1,370,870
Beijing Capital Land, Ltd.	2,260,400	445,293
Boshiwa International Holding, Ltd. (b)	1,771,000	399,048
BYD Co., Ltd. (a)(b)	1,156,500	2,507,591
Chaoda Modern Agriculture Holdings, Ltd. (b)(d)	4,194,000	243,002
China Dongxiang Group Co. (b)	4,276,000	726,743
China Everbright International, Ltd. (b)	4,139,000	1,497,514
China Forestry Holdings, Ltd. (a)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (b)(d)	1,202,000	424,057
China High Speed Transmission Equipment Group Co., Ltd. (b)	1,718,000	752,092
China Lilang, Ltd. (b)	955,000	834,915
China Lumena New Materials Corp. (b)	4,538,000	841,387
China Medical System Holdings, Ltd.	208,200	138,861
China Metal Recycling Holdings, Ltd. (b)	813,600	879,953
China Modern Dairy Holdings, Ltd. (a)	1,721,000	363,407
China National Materials Co., Ltd. (b)	1,101,000	391,260

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

China Overseas Grand Oceans Group, Ltd.	675,000	$590,992
China Pharmaceutical Group, Ltd.	1,522,000	335,104
China Power International Development, Ltd. (b)	12,723,000	2,981,467
China Shineway Pharmaceutical Group, Ltd.	578,000	820,122
China Travel International Investment Hong Kong, Ltd.	13,172,000	2,221,734
CIMC Enric Holdings, Ltd. (a)	1,205,000	342,885
Citic 21CN Co., Ltd. (a)	3,887,500	215,233
Citic Resources Holdings, Ltd. (a)	5,327,000	727,039
Comba Telecom Systems Holdings, Ltd. (b)	1,318,984	1,063,122
Cosco International Holdings, Ltd. (b)	438,000	183,849
Dawnrays Pharmaceutical Holdings, Ltd.	1,548,000	448,459
Digital China Holdings, Ltd.	1,138,000	1,764,159
Franshion Properties China, Ltd. (b)	4,974,000	960,652
Fufeng Group, Ltd.	1,172,000	537,213
Global Bio-Chem Technology Group Co., Ltd.	3,872,000	787,701
Glorious Property Holdings, Ltd. (a)(b)	2,682,000	469,642
Greatview Aseptic Packaging Co., Ltd. (a)	1,105,048	369,933
Greentown China Holdings, Ltd.	1,062,000	460,812
GZI Transportation, Ltd.	1,836,549	803,990
Hengdeli Holdings, Ltd. (b)	1,292,000	422,538
Hua Han Bio-Pharmaceutical Holdings, Ltd.	2,489,760	416,745
International Mining Machinery Holdings, Ltd. (b)	1,155,000	1,271,502
Ju Teng International Holdings, Ltd.	1,564,000	179,224
Kaisa Group Holdings, Ltd. (a)(b)	4,382,000	756,043
Kingboard Laminates Holdings, Ltd.	1,366,500	622,848
Kingway Brewery Holdings, Ltd.	2,358,000	661,865
KWG Property Holding, Ltd. (b)	1,869,000	630,492
Li Ning Co., Ltd. (b)	1,092,500	867,912
Lianhua Supermarket Holdings Co., Ltd.	543,000	694,254
Lijun International Pharmaceutical Holdings, Ltd.	1,810,000	207,414
Minmetals Resources, Ltd. (a)	860,151	364,368
PCD Stores, Ltd. (b)	5,377,000	740,786
Ruinian International, Ltd. (b)	1,104,000	361,054
Shenzhen Investment, Ltd.	3,849,961	689,033
Shougang Concord International Enterprises Co., Ltd. (b)	17,128,000	1,014,457
Sichuan Expressway Co., Ltd.	1,300,000	522,236
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	2,826,572	1,000,833
Silver base Group Holdings, Ltd. (b)	599,000	485,888
Sino Biopharmaceutical	4,540,000	1,350,321
Sinotrans Shipping, Ltd. (b)	4,308,500	1,048,472
Sinotrans, Ltd.	1,476,000	262,261
Sinotruk Hong Kong, Ltd.	510,500	285,269
Springland International Holdings, Ltd.	1,650,000	1,081,361
Sunac China Holdings, Ltd. (a)	2,203,000	456,677
The United Laboratories International Holdings, Ltd. (b)	354,000	203,742
Tianjin Port Development Holdings, Ltd.	8,324,000	1,093,204
Tianneng Power International, Ltd.	1,620,000	730,049
TPV Technology, Ltd. (b)	2,316,000	423,444
United Energy Group, Ltd. (a)(b)	7,648,000	1,289,996
Vinda International Holdings, Ltd.	786,000	1,008,990
Vital Group Holdings, Ltd. (a)(b)	3,200,000	395,540
VODone, Ltd. (b)	3,770,000	495,120
Wasion Group Holdings, Ltd. (b)	1,043,000	308,874
West China Cement, Ltd. (b)	3,884,000	650,117
Winsway Coking Coal Holding, Ltd. (b)	2,878,018	848,590
Yashili International Holdings, Ltd.	2,124,000	319,970
Yingde Gases (b)	2,190,500	2,236,585
Yip’s Chemical Holdings, Ltd.	750,000	564,919
Yuexiu Property Co., Ltd. (b)	16,712,000	2,409,991

		58,735,692

HUNGARY — 0.1%
Egis Gyogyszergyar Nyrt	9,552	697,278

INDIA — 7.9%
Amtek Auto, Ltd.	466,121	832,092
Anant Raj Industries, Ltd.	686,629	512,661
Arvind, Ltd. (a)	214,617	269,761
Aurobindo Pharma, Ltd.	353,128	566,215
Bajaj Finserv, Ltd.	81,257	656,804
Bajaj Holdings and Investment, Ltd.	68,284	876,486
Balrampur Chini Mills, Ltd.	524,514	333,346
BF Utilities, Ltd. (a)	15,053	79,000
Bharat Forge, Ltd.	528,210	2,507,518
Bhushan Steel, Ltd.	133,772	783,160
Biocon, Ltd.	177,357	914,588
Bombay Rayon Fashions, Ltd.	21,656	110,696
CESC, Ltd.	335,961	1,274,128
Core Projects & Technologies, Ltd.	167,079	812,506
Coromandel International, Ltd.	200,815	1,047,278
Corp Bank	50,731	334,401
Crompton Greaves, Ltd.	252,385	599,299
Dewan Housing Finance, Corp., Ltd.	179,003	608,587
Dish TV India, Ltd. (a)	436,908	483,762
Edelweiss Capital, Ltd.	705,305	343,986
Educomp Solutions, Ltd.	196,553	710,263
Emami, Ltd.	119,904	770,158
Era Infra Engineering, Ltd.	396,842	1,021,903
Escorts, Ltd.	339,167	422,162
Essar Ports, Ltd. (a)	242,776	232,696
Federal Bank, Ltd.	191,761	1,216,177
Financial Technologies India, Ltd.	44,721	446,915
Fortis Healthcare, Ltd. (a)	327,698	519,578
Gateway Distriparks, Ltd.	319,114	795,006
Glenmark Pharmaceuticals, Ltd.	558,929	3,089,607
Godrej Industries, Ltd.	210,706	679,076
GTL, Ltd. (a)	183,077	126,522
Gujarat Gas Co., Ltd.	141,462	951,116
Gujarat NRE Coke, Ltd.	851,184	258,056
GVK Power & Infrastructure, Ltd. (a)	1,986,029	431,949
HCL Infosystems, Ltd.	415,626	304,059
Hindustan Construction Co.	895,980	283,447

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Housing Development & Infrastructure, Ltd. (a)	547,744	$550,271
IFCI, Ltd.	1,296,017	533,245
India Cements, Ltd.	894,424	1,110,767
India Infoline, Ltd.	531,473	435,847
Indiabulls Financial Services, Ltd.	561,275	1,456,430
Indiabulls Infrastructure & Power, Ltd. (a)(d)	1,823,943	0
Indiabulls Real Estate, Ltd.	612,078	538,831
Indian Hotels Co., Ltd.	881,182	901,841
IVRCL Infrastructures & Projects, Ltd.	1,047,683	557,331
Jain Irrigation Systems, Ltd.	307,102	500,512
Jammu & Kashmir Bank, Ltd.	72,699	924,874
JSW Energy, Ltd.	626,020	445,010
Jubilant Foodworks, Ltd. (a)	39,422	560,022
Mahindra & Mahindra Financial Services	93,639	1,076,042
Manappuram Finance, Ltd.	508,181	441,148
Marico, Ltd.	413,068	1,130,580
MAX India, Ltd. (a)	659,270	1,814,374
McLeod Russel India, Ltd.	98,992	351,472
Moser Baer India, Ltd. (a)	1,513,184	398,919
Motherson Sumi Systems, Ltd.	290,404	745,081
Mphasis, Ltd.	79,895	452,470
Nagarjuna Construction Co., Ltd.	1,005,230	633,178
Opto Circuits India, Ltd.	207,834	779,989
Parsvnath Developers, Ltd. (a)	184,829	151,747
Patni Computer Systems, Ltd. (a)	82,293	691,676
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	151,071	188,323
Piramal Healthcare, Ltd.	86,664	617,198
PTC India, Ltd.	321,317	235,066
Punj Lloyd, Ltd.	1,026,908	764,791
Rajesh Exports, Ltd.	425,724	1,004,486
REI Agro, Ltd.	1,852,922	575,712
Rolta India, Ltd.	314,195	333,690
Satyam Computer Services, Ltd. (a)	993,809	1,220,155
Shree Renuka Sugars, Ltd.	801,197	378,685
Sintex Industries, Ltd.	649,978	771,088
Sterling International Enterprises, Ltd. (a)	126,000	179,729
Strides Arcolab, Ltd.	110,003	830,952
Suzlon Energy, Ltd. (a)	1,684,843	571,079
Tata Chemicals, Ltd.	179,305	1,055,301
Tata Global Beverages, Ltd.	563,399	955,885
Thermax, Ltd.	82,610	611,972
Unitech, Ltd. (a)	2,065,243	752,518
United Phosphorus, Ltd.	971,638	2,321,831
Videocon Industries, Ltd.	153,444	503,775
Voltas, Ltd.	293,871	406,456
Welspun-Gujarat Stahl, Ltd.	528,859	837,530

		58,502,843

INDONESIA — 4.0%
Alam Sutera Realty Tbk PT	34,405,500	1,745,413
Bakrie and Brothers Tbk PT (a)	176,313,000	991,670
Bakrie Sumatera Plantations Tbk PT	17,038,000	535,520
Bakrie Telecom Tbk PT (a)	42,460,000	1,217,491
Bakrieland Development Tbk PT (a)	71,163,500	933,935
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,171,500	920,437
Bank Permata Tbk PT (a)	734,500	110,165
Bank Tabungan Negara Tbk PT	5,348,000	713,657
Barito Pacific Tbk PT (a)	5,610,000	476,394
Bhakti Investama Tbk PT	21,773,000	708,358
Bisi International PT	3,168,000	317,936
Bumi Resources Minerals Tbk PT (a)	11,667,500	681,971
Ciputra Development Tbk PT	12,556,500	747,782
Darma Henwa PT Tbk (a)	180,405,042	1,551,871
Delta Dunia Makmur Tbk PT (a)	7,642,500	564,706
Energi Mega Persada Tbk PT (a)	63,032,000	1,237,353
Gajah Tunggal Tbk PT	3,730,500	1,234,243
Garuda Indonesia Tbk PT (a)	13,677,500	716,494
Global Mediacom Tbk PT	6,160,500	672,610
Holcim Indonesia Tbk PT	3,618,000	867,841
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	4,752,500	644,673
Indika Energy Tbk PT	2,811,000	674,268
Intiland Development Tbk PT (a)	10,577,000	297,451
Japfa Comfeed Indonesia Tbk PT	2,084,000	879,107
Kawasan Industri Jababeka Tbk PT (a)	49,069,500	1,028,200
Lippo Karawaci Tbk PT	10,319,250	751,112
Medco Energi Internasional Tbk PT	2,549,500	681,835
Media Nusantara Citra Tbk PT	4,379,000	632,643
Mitra Adiperkasa Tbk PT	997,500	566,543
Pakuwon Jati Tbk PT (a)	8,959,100	741,034
Pembangunan Perumahan Persero PT Tbk	9,539,000	510,219
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,789,000	1,436,476
Sentul City Tbk PT (a)	24,495,500	715,887
Summarecon Agung Tbk PT	10,873,500	1,486,974
Timah Tbk PT	3,166,000	583,096
Trada Maritime Tbk PT	4,912,000	536,298

		29,111,663

LUXEMBOURG (e) — 0.1%
O’Key Group SA GDR	59,479	407,431

MALAYSIA — 6.5%
Aeon Co. M Bhd	218,900	499,948
Alliance Financial Group Bhd	3,288,995	4,098,275
Bandar Raya Developments BHD	842,300	563,305
Berjaya Corp. Bhd	5,541,500	1,669,443
Berjaya Sports Toto Bhd	1,198,900	1,660,306
Boustead Holdings Bhd	449,600	819,775
Bursa Malaysia Bhd	1,557,873	3,292,665
Dialog Group Bhd	1,947,600	1,615,832
DRB-Hicom Bhd	916,100	589,541
Fraser & Neave Holdings Bhd	253,100	1,453,129
Genting Plantations Bhd	904,300	2,453,306
IGB Corp. Bhd	4,716,267	3,659,942
Kencana Petroleum Bhd	2,755,500	2,581,651
KNM Group Bhd	4,105,037	1,282,015
Kulim Malaysia Bhd	4,460,300	5,937,687
Lafarge Malayan Cement Bhd	855,700	1,889,558
Malaysian Bulk Carriers Bhd	1,012,600	491,926
Malaysian Resources Corp. Bhd	1,354,600	923,008
Media Prima Bhd	2,186,600	1,793,426
Multi-Purpose Holdings Bhd	1,672,700	1,408,867
Pharmaniaga Bhd (a)	7,899	14,328
SapuraCrest Petroleum BHD	443,500	643,565

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Sunway Real Estate Investment Trust	6,026,100	$2,376,222
TAN Chong Motor Holdings Bhd	1,240,000	1,595,962
Top Glove Corp. Bhd	1,166,000	1,839,117
Tradewinds Malaysia Bhd	165,700	524,804
UOA Development BHD (a)	1,934,800	836,175
Wah Seong Corp Bhd	1,583,200	1,033,825

		47,547,603

MEXICO — 3.2%
Axtel SAB de CV (a)(b)	3,071,140	979,307
Bolsa Mexicana de Valores SAB de CV (b)	897,274	1,443,447
Consorcio ARA SAB de CV (b)	4,126,527	1,153,211
Corporacion GEO SAB de CV (a)(b)	899,568	1,119,033
Desarrolladora Homex SAB de CV (a)(b)	352,079	984,686
Empresas ICA SAB de CV (a)(b)	1,386,254	1,682,734
Genomma Lab Internacional SA de CV (a)	342,635	662,174
Grupo Aeroportuario del Pacifico SAB de CV	31,700	107,284
Grupo Aeroportuario del Sureste SAB de CV	823,832	4,637,075
Industrias CH SAB, Series B (a)	770,011	2,589,445
Inmuebles Carso SAB de CV (a)	450,289	338,152
Promotora y Operadora de Infraestructura SAB de CV (a)	716,430	2,879,509
TV Azteca SAB de CV (b)	6,637,253	4,228,140
Urbi Desarrollos Urbanos SA de CV (a)	663,971	755,543

		23,559,740

MOROCCO — 0.1%
Alliances Developpement Immobilier SA	1,481	117,494
Holcim Maroc SA	684	156,409
Samir (a)	5,804	494,312

		768,215

PERU — 1.3%
Alicorp SA	1,078,015	2,398,698
Casa Grande SAA	61,952	348,071
Edegel SAA	1,107,198	718,560
Ferreyros SA	1,365,027	1,154,186
Grana y Montero SA	821,122	2,040,244
Luz del Sur SAA	226,441	549,202
Refineria La Pampilla SA Relapasa	843,179	278,297
Volcan Compania Minera SAA (Class B)	1,834,016	2,033,639

		9,520,897

PHILIPPINES — 1.5%
Belle Corp. (a)	2,499,000	289,475
Cebu Air, Inc.	469,610	693,894
First Philippine Holdings Corp.	395,290	554,334
GMA Holdings, Inc.	5,187,000	768,795
Megaworld Corp.	77,008,000	2,985,147
Metro Pacific Investments Corp.	10,931,750	912,329
Philex Mining Corp.	976,700	464,353
Philippine National Bank (a)	299,200	384,788
Rizal Commercial Banking Corp.	618,400	424,441
Semirara Mining Corp.	240,470	1,214,002
SM Development Corp.	2,816,400	436,701
Universal Robina Corp.	1,426,100	1,560,889

		10,689,148

POLAND — 2.2%
Agora SA	149,396	482,912
Asseco Poland SA	186,542	2,634,659
Bank Millennium SA	1,214,886	1,344,390
Boryszew SA (a)	708,824	130,042
Ciech SA (a)	76,490	387,579
Cyfrowy Polsat SA (a)	204,485	803,899
Echo Investment SA (a)	911,887	873,661
Emperia Holding SA	28,943	943,991
Eurocash SA	114,056	947,934
Globe Trade Centre SA (a)	274,469	743,331
Grupa Lotos SA (a)	104,524	709,215
LPP SA	1,495	877,683
Lubelski Wegiel Bogdanka SA	58,995	1,784,994
Netia SA (a)	931,225	1,437,264
Orbis SA (a)	48,548	535,817
PBG SA	10,508	217,262
Polimex- Mostostal SA	1,236,847	597,902
TVN SA	321,024	962,899

		16,415,434

RUSSIA — 1.2%
AK Transneft OAO Preference Shares	791	1,221,503
Cherkizovo Group OJSC, GDR (a)	5,626	61,886
DIXY Group OJSC (a)	25,000	228,793
Integra Group Holdings GDR (a)	653,472	1,163,180
M Video OJSC	35,000	197,592
Novorossiysk Commercial Sea Trade Port PJSC GDR	50,011	374,583
OGK-2 OAO (a)	13,234,382	310,346
PIK Group GDR (a)	484,855	1,197,592
Synergy Co. (a)	3,104	43,415
TransContainer OAO, GDR	60,040	468,312
Vsmpo-Avisma Corp.	17,408	2,863,164
WGC-3 OJSC (a)	14,448,901	382,896

		8,513,262

SINGAPORE — 0.1%
Yanlord Land Group, Ltd. (b)	1,048,000	771,866

SOUTH AFRICA — 10.1%
Adcock Ingram Holdings, Ltd. (b)	203,008	1,552,722
AECI, Ltd.	134,471	1,376,456
Afgri, Ltd.	2,281,796	1,480,988
Aquarius Platinum, Ltd.	633,969	1,543,889
Aveng, Ltd.	781,440	3,194,134
AVI, Ltd.	382,017	1,879,470
Barloworld, Ltd.	328,396	3,056,010
Capital Property Fund	2,434,148	2,656,235
Clicks Group, Ltd.	437,151	2,503,219
Coronation Fund Managers, Ltd.	1,390,986	3,911,039
DataTec, Ltd.	901,305	4,566,028
Grindrod, Ltd. (b)	1,569,004	2,720,794
Hosken Consolidated Investments, Ltd.	234,755	2,398,901
Illovo Sugar, Ltd.	236,847	720,216
Investec, Ltd.	257,306	1,404,548
JD Group, Ltd. (b)	610,690	3,668,648
JSE, Ltd. (b)	462,080	4,063,676
Lewis Group, Ltd.	552,838	5,488,390

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Merafe Resources, Ltd.	7,282,677	$829,894
Metorex, Ltd. (a)	1,640,809	1,796,610
Mondi, Ltd.	183,668	1,303,562
Mpact, Ltd. (a)	203,135	377,164
Murray & Roberts Holdings, Ltd. (a)(b)	431,232	1,370,067
Northam Platinum, Ltd. (b)	810,877	3,013,143
Pick’ n Pay Holdings, Ltd.	271,902	648,316
Pretoria Portland Cement Co., Ltd. (b)	417,761	1,417,305
Resilient Property Income Fund, Ltd.	85,766	369,159
Reunert, Ltd.	568,244	4,434,237
SA Corporate Real Estate Fund	7,981,386	3,420,566
Sappi, Ltd. (a)(b)	715,294	2,108,653
Sun International, Ltd.	149,628	1,556,810
Tongaat Hulett, Ltd.	131,718	1,647,821
Wilson Bayly Holmes-Ovcon, Ltd. (b)	162,309	2,114,758

		74,593,428

TAIWAN — 28.6%
A-DATA Technology Co., Ltd. (a)	406,000	427,735
Ability Enterprise Co., Ltd.	659,000	565,871
Accton Technology Corp.	1,473,341	669,059
Action Electronics Co., Ltd.	2,009,981	531,056
Adlink Technology, Inc.	464,150	469,837
Advanced Ceramic X Corp.	194,642	417,838
Advanced International Multitech Co., Ltd.	420,000	402,259
Advanced Wireless Semiconductor Co.	419,746	286,263
Advantech Co., Ltd.	589,200	1,630,667
AGV Products Corp. (a)	2,034,926	678,779
Airtac International Group	95,000	393,755
Alcor Micro Corp.	394,000	510,734
Alpha Networks, Inc.	1,069,348	762,836
Altek Corp.	957,309	761,952
AmTRAN Technology Co., Ltd.	1,539,717	803,446
Anpec Electronics Corp.	495,000	277,915
Apex Biotechnology Corp.	553,484	1,104,080
Arcadyan Technology Corp.	249,718	272,983
Asia Optical Co., Inc. (a)	409,540	321,232
Asia Polymer	596,157	605,430
Asrock, Inc.	182,000	589,055
Aten International Co., Ltd.	262,000	438,700
Bank of Kaohsiung	1,912,680	564,727
Basso Industry Corp. (a)	659,000	439,638
BES Engineering Corp.	3,319,356	870,428
Biostar Microtech International Corp.	943,000	453,141
Cameo Communications, Inc.	1,587,191	436,125
Capital Securities Corp.	2,984,730	1,030,101
Career Technology Co., Ltd.	474,726	613,025
Cathay No. 1 REIT	1,103,000	512,905
Cathay Real Estate Development Co., Ltd.	2,509,904	857,938
Chang Wah Electromaterials, Inc.	223,001	431,582
Charoen Pokphand Enterprise	1,268,798	595,031
Chaun-Choung Technology Corp.	441,000	372,852
Cheng Loong Corp.	2,233,128	789,143
Cheng Uei Precision Industry Co., Ltd.	610,603	1,193,821
Chicony Electronics Co., Ltd.	800,259	1,312,225
Chien Kuo Construction Co., Ltd.	1,579,501	685,968
Chin-Poon Industrial Co.	1,068,000	689,567
China Bills Finance Corp.	3,821,394	1,312,543
China Chemical & Pharmaceutical Co., Ltd.	898,000	505,661
China Manmade Fibers Corp. (a)	2,659,904	788,862
China Motor Corp.	1,062,000	964,530
China Steel Chemical Corp.	372,000	1,419,003
China Synthetic Rubber Corp.	1,156,452	1,088,506
Chipbond Technology Corp.	980,000	954,787
Chong Hong Construction Co., Ltd.	437,042	724,578
Chroma ATE, Inc.	577,680	1,133,267
Chung Hung Steel Corp.	955,239	277,622
Chunghwa Picture Tubes, Ltd. (a)	2,230,628	92,823
Clevo Co.	951,053	1,504,523
CMC Magnetics Corp. (a)	4,012,719	662,624
Compal Communications, Inc.	406,000	610,093
Coretronic Corp.	630,420	426,818
Crete Systems, Inc.	251,706	448,065
CTCI Corp.	975,000	1,329,882
CyberTAN Technology, Inc.	954,210	835,119
D-Link Corp.	1,669,904	1,127,829
Dahan Development Corp.	302,000	886,681
Danen Technology Corp.	403,816	204,049
Dimerco Express Taiwan Corp.	677,081	372,317
Dynamic Electronics Co., Ltd.	981,585	346,873
Dynapack International Technology Corp.	116,000	442,485
Elan Microelectronics Corp.	802,899	650,985
Elite Material Co., Ltd.	677,782	418,591
Elite Semiconductor Memory Technology, Inc.	648,674	524,869
ENG Electric Co., Ltd.	239,982	526,266
Entire Technology Co., Ltd.	219,942	270,215
Episil Technologies, Inc. (a)	1,159,000	356,362
Epistar Corp.	957,000	2,032,270
Eternal Chemical Co., Ltd.	1,283,990	998,645
Everlight Chemical Industrial Corp.	624,800	329,124
Everlight Electronics Co., Ltd.	796,503	1,386,298
Excelsior Medical Co., Ltd.	234,328	478,268
Far Eastern International Bank	3,464,789	1,287,324
Faraday Technology Corp.	854,976	814,626
Farglory Land Development Co., Ltd.	237,000	371,792
Feng Hsin Iron & Steel Co., Ltd.	749,270	1,195,209
Feng TAY Enterprise Co., Ltd.	606,000	524,363
First Insurance Co., Ltd.	1,656,178	694,655
FLEXium Interconnect, Inc.	363,849	974,542
Forhouse Corp.	886,576	480,196
Formosa Epitaxy, Inc.	755,000	453,813
Formosa International Hotels Corp.	44,000	569,636
Formosa Taffeta Co., Ltd.	1,281,000	1,186,699
Formosan Rubber Group, Inc.	1,079,124	643,290
Formosan Union Chemical	1,900,000	1,245,583
Froch Enterprise Co., Ltd. (a)	1,350,000	463,688
FSP Technology, Inc.	620,184	502,841
Gallant Precision Machining Co., Ltd.	736,000	197,861
Gemtek Technology Corp.	695,234	468,403
Genius Electronic Optical Co., Ltd.	58,060	396,923
Genmont Biotech, Inc.	212,000	248,555
GeoVision, Inc.	188,743	673,214
Giant Manufacturing Co., Ltd.	596,994	2,306,823
Gigabyte Technology Co., Ltd.	508,000	355,679

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Gigastorage Corp.	751,114	$404,345
Gintech Energy Corp.	737,806	795,580
Global Unichip Corp.	191,669	629,845
Gloria Material Technology Corp. (a)	591,736	476,844
Goldsun Development & Construction Co., Ltd.	2,531,041	873,522
Grand Pacific Petrochemical	2,174,000	933,386
Grape King, Inc.	429,000	522,808
Great Wall Enterprise Co.	1,225,353	1,129,078
Greatek Electronics, Inc.	1,315,673	1,042,840
GTM Corp.	1,109,000	505,439
HannStar Display Corp. (a)	5,578,474	289,250
Hey Song Corp.	1,354,694	1,127,458
Highwealth Construction Corp.	998,000	1,433,766
Himax Technologies, Inc. ADR	556,813	559,597
Ho Tung Chemical Corp. (a)	2,155,510	1,060,705
Hong TAI Electric Industrial	1,486,000	440,220
Huaku Development Co., Ltd.	431,236	873,040
Huang Hsiang Construction Co.	429,484	651,056
I-Sheng Electric Wire & Cable Co., Ltd.	607,000	719,684
Ibase Technology, Inc.	401,699	461,014
Inventec Co., Ltd.	4,143,775	1,519,069
ITE Technology, Inc.	466,000	361,670
J Touch Corp.	250,121	305,227
Jess-Link Products Co., Ltd. (a)	464,974	429,977
Jih Sun Financial Holdings Co., Ltd.	1,961,113	531,098
Kaori Heat Treatment Co., Ltd.	428,000	438,191
KEE TAI Properties Co., Ltd.	1,691,076	698,122
Kenda Rubber Industrial Co., Ltd.	702,649	700,816
KGI Securities Co., Ltd.	5,413,096	1,930,758
King Yuan Electronics Co., Ltd.	2,338,656	780,093
King’s Town Bank (a)	2,126,000	1,197,143
Kinpo Electronics	2,882,371	599,721
Kinsus Interconnect Technology Corp.	363,030	963,956
Kuoyang Construction Co., Ltd. (a)	1,114,000	393,666
KYE Systems Corp.	674,000	244,856
Laser Tek Taiwan Co., Ltd.	598,266	520,635
LCY Chemical Corp.	1,050,939	1,513,291
Lien Hwa Industrial Corp.	1,629,651	944,561
Lingsen Precision Industries, Ltd.	1,518,694	657,052
Long Bon International Co., Ltd.	1,291,000	454,082
Longwell Co.	664,000	642,531
Lumax International Corp., Ltd.	306,599	614,636
Macronix International Co., Ltd.	5,883,656	2,351,208
Makalot Industrial Co., Ltd.	480,000	1,111,265
Masterlink Securities Corp.	2,008,472	620,206
Mayer Steel Pipe Corp.	1,570,234	684,537
Mercuries & Associates, Ltd.	599,053	569,792
Merida Industry Co., Ltd.	287,000	599,042
Micro-Star International Co., Ltd.	1,305,000	555,979
Microbio Co., Ltd.	488,481	596,102
Mirle Automation Corp.	982,170	755,790
Mitac International Corp.	2,087,999	637,178
Mosel Vitelic, Inc. (a)	1,282,000	173,592
Motech Industries, Inc.	652,885	1,144,958
Nan Kang Rubber Tire Co., Ltd.	986,227	1,478,738
Nantex Industry Co., Ltd.	885,550	682,902
Neo Solar Power Corp.	643,064	404,583
Newmax Technology Co., Ltd.	117,232	156,805
Nien Hsing Textile Co., Ltd.	610,910	404,529
Novatek Microelectronics Corp.	923,572	2,315,107
Oriental Union Chemical Corp.	1,113,000	1,396,810
Pan-International Industrial Co., Ltd.	673,388	520,403
PC Home Online	193,132	1,189,574
Phison Electronics Corp.	209,837	1,264,746
Phytohealth Corp. (a)	406,000	427,065
PixArt Imaging, Inc.	198,991	451,491
Portwell, Inc.	625,000	553,189
Powerchip Technology Corp. (a)	2,243,280	63,715
Powercom Co., Ltd.	191,290	91,289
Powertech Industrial Co., Ltd.	440,000	318,240
Powertech Technology, Inc.	759,000	1,606,787
President Securities Corp.	1,732,127	818,039
Prime Electronics Satellitics, Inc.	794,946	610,406
Prince Housing Development Corp.	1,737,190	929,439
Promate Electronic Co., Ltd.	936,000	559,516
Qisda Corp.	2,736,641	563,976
Radiant Opto-Electronics Corp.	710,620	2,030,075
Radium Life Tech Co., Ltd.	1,072,420	747,319
Realtek Semiconductor Corp.	825,793	1,209,549
RichTek Technology Corp.	186,477	772,907
Ritek Corp. (a)	5,301,596	800,168
Ruentex Development Co., Ltd.	1,096,071	1,172,849
Ruentex Industries, Ltd.	710,767	1,161,959
Sampo Corp.	3,199,527	885,499
San Fang Chemical Industry Co., Ltd.	505,110	365,333
Sanyang Industry Co., Ltd.	2,037,945	1,107,176
Senao International Co., Ltd.	232,911	713,833
Sercomm Corp.	635,000	653,266
Shih Wei Navigation Co., Ltd.	803,968	661,145
Shinkong Insurance Co., Ltd.	900,841	446,270
Shinkong Synthetic Fibers Corp.	3,136,796	832,915
Sigurd Microelectronics Corp.	1,194,694	763,477
Silicon Integrated Systems Corp.	1,172,000	474,157
Silicon Motion Technology Corp. ADR (a)(b)	69,035	1,413,837
Simplo Technology Co., Ltd.	422,481	2,469,670
Sinbon Electronics Co., Ltd.	831,000	524,195
Sinmag Bakery Machine Corp.	180,400	520,723
Sino-American Silicon Products, Inc.	610,058	938,892
Sinon Corp.	2,104,662	837,583
Sinphar Pharmaceutical Co., Ltd.	569,136	448,294
Sintek Photronic Corp. (a)	1,376,000	554,417
Sinyi Realty Co.	746,071	919,068
Soft-World International Corp.	228,848	405,863
Solar Applied Materials Technology Corp.	518,195	532,246
Solartech Energy Corp.	472,091	459,945
Southeast Cement Co., Ltd.	1,552,000	517,692
Springsoft, Inc.	670,968	739,020
St. Shine Optical Co., Ltd.	136,000	1,437,300
Standard Foods Corp.	490,812	1,491,288
Sunonwealth Electric Machine Industry Co. Ltd.	659,000	574,576
Sunrex Technology Corp.	590,000	320,536
Systex Corp.	678,000	712,058
T JOIN Transportation Co.	1,034,000	1,062,036
Ta Chong Bank Co., Ltd. (a)	2,985,988	696,228
Ta Ya Electric Wire & Cable	2,345,650	591,855
Taichung Commercial Bank (a)	3,064,935	882,666
Taiflex Scientific Co., Ltd.	485,725	534,187

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Tainan Enterprises Co., Ltd.	441,000	$514,129
Tainan Spinning Co., Ltd.	2,256,570	760,164
Taisun Enterprise Co., Ltd.	1,546,631	717,665
Taiwan Acceptance Corp.	570,000	963,836
Taiwan Business Bank (a)	5,616,558	1,730,654
Taiwan Cogeneration Corp.	1,809,469	1,135,437
Taiwan Fire & Marine Insurance Co.	857,004	594,375
Taiwan Hon Chuan Enterprise Co., Ltd.	475,027	875,409
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	680,229	296,543
Taiwan Land Development Corp. (a)	2,091,994	797,996
Taiwan Life Insurance Co., Ltd.	556,684	322,659
Taiwan Mask Corp.	1,475,800	543,452
Taiwan Secom	513,726	922,973
Taiwan Surface Mounting Technology Co., Ltd.	438,632	864,835
Taiyen Biotech Co., Ltd.	1,366,000	924,832
Tatung Co., Ltd. (a)	4,102,691	1,031,126
Teco Electric & Machinery Co., Ltd.	3,269,838	1,927,627
Test-Rite International Co.	688,000	472,618
Thye Ming Industrial Co., Ltd.	815,164	733,618
Tong Hsing Electronic Industries Ltd.	235,327	568,907
Tong Yang Industry Co., Ltd.	841,761	903,505
Topco Scientific Co., Ltd.	473,647	667,946
Topoint Technology Co., Ltd.	674,495	408,765
Transcend Information, Inc.	440,484	1,152,163
Tripod Technology Corp.	830,353	2,001,908
TSRC Corp.	1,009,700	2,477,648
TTY Biopharm Co., Ltd.	257,790	727,080
Tung Ho Steel Enterprise Corp.	1,317,258	1,157,207
Tung Thih Electronic Co., Ltd.	248,283	391,542
TXC Corp.	682,120	781,715
TYC Brother Industrial Co., Ltd. (a)	980,251	382,013
Tycoons Group Enterprise (a)	2,466,174	450,409
U-Ming Marine Transport Corp.	808,000	1,196,829
Unity Opto Technology Co., Ltd.	659,307	546,537
Universal Cement Corp.	1,266,800	556,440
Unizyx Holding Corp.	1,503,694	814,445
UPC Technology Corp.	1,774,000	908,121
USI Corp.	1,589,494	1,278,252
Ve Wong Corp.	702,604	453,645
Via Technologies, Inc. (a)	1,359,062	733,864
Visual Photonics Epitaxy Co., Ltd.	514,602	560,846
Wafer Works Corp.	433,045	265,299
Wah Hong Industrial Corp.	248,446	311,799
Walsin Lihwa Corp.	4,553,000	1,311,211
Wan Hai Lines, Ltd.	1,924,320	931,051
Waterland Financial Holdings Co., Ltd.	4,248,173	1,417,040
Wei Chuan Food Corp.	812,899	865,814
Weikeng Industrial Co., Ltd.	870,628	579,384
Winbond Electronics Corp. (a)	5,762,730	799,348
Wintek Corp.	2,129,859	1,512,334
Wistron NeWeb Corp.	451,509	738,125
WUS Printed Circuit Co., Ltd. (a)	1,159,000	405,740
Yageo Corp.	2,173,000	562,645
Yang Ming Marine Transport Corp.	2,192,788	876,275
Yieh Phui Enterprise Co., Ltd.	2,570,419	845,516
Young Fast Optoelectronics Co., Ltd.	237,959	488,822
Young Optics, Inc.	204,242	438,447
Yuen Foong Yu Paper Manufacturing Co., Ltd.	3,339,941	1,334,697
Yungtay Engineering Co., Ltd.	810,000	1,219,855
Zenitron Corp.	869,348	545,514
Zinwell Corp.	648,674	704,824

		211,020,020

THAILAND — 4.0%
Airports of Thailand PCL	396,200	565,103
Bangkok Chain Hospital PCL, NVDR	1,287,500	279,536
Bangkok Expressway PCL, NVDR	1,287,500	742,710
BEC World PCL	505,070	720,385
Big C Supercenter PCL	117,200	445,769
Bumrungrad Hospital PCL	529,800	780,846
Cal-Comp Electronics Thailand PCL	26,897,690	2,182,507
Dynasty Ceramic PCL	315,500	605,000
Electricity Generating PCL, NVDR	385,600	1,176,355
Hana Microelectronics PCL	5,309,584	3,180,702
Home Product Center PCL, NVDR	1,471,586	513,073
Land and Houses PCL, NVDR	2,726,900	531,551
Minor International PCL	5,914,629	2,099,646
Precious Shipping PCL	737,400	378,633
Pruksa Real Estate PCL	857,000	315,094
Pruksa Real Estate PCL	1,222,300	449,403
Robinson Department Store PCL, NVDR	548,200	738,463
Siam City Cement PCL, NVDR	100,500	821,838
Siam Makro PCL, NVDR	105,900	802,222
Sri Trang Agro-Industry PCL, NVDR	642,900	358,638
Thai Airways International PCL, NVDR	732,000	464,025
Thai Stanley Electric PCL, NVDR	89,500	417,005
Thai Tap Water Supply PCL	3,087,000	494,116
Thai Union Frozen Products PCL	696,778	1,291,966
Thai Vegetable Oil PCL, NVDR	601,500	329,824
Thanachart Capital PCL	4,851,264	4,113,195
Thoresen Thai Agencies PCL	2,874,866	1,795,083
Tisco Financial Group PCL	524,058	631,195
True Corp. PCL (a)	5,399,800	537,413
True Corp. PCL, NVDR (a)	9,165,128	912,155
Vanachai Group PCL, NVDR	1,220,500	161,702
Vinythai PCL, NVDR	858,100	454,208

		29,289,361

TURKEY — 2.7%
Adana Cimento Sanayii TAS	73,287	130,773
Akfen Holding AS (a)	90,715	341,034
Akmerkez Gayrimenkul Yatirim Ortakligi AS (a)	67,404	603,160
Albaraka Turk Katilim Bankasi	2,020,226	1,679,421
Asya Katilim Bankasi AS (a)	1,540,277	1,296,749
Aygaz AS	227,719	1,065,888
Bursa Cimento Fabrikasi AS	72,480	160,035
Dogan Sirketler Grubu Holdings AS (a)	2,017,402	566,146
Dogan Yayin Holding AS (a)	1,770,249	468,667
GSD Holding (a)	910,166	265,059
Ihlas Holding (a)	1,368,152	557,808
Is Finansal Kiralama AS (a)	321,396	195,703
Ittifak Holding A.S	170,491	419,773
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	3,400,463	1,368,396

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Metro Ticari ve Mali Yatirimlar Holding AS (a)	352,170	$169,689
NET Holding AS (a)	283,536	235,705
Petkim Petrokimya Holding AS (a)	2,307,282	2,406,728
Sekerbank TAS	1,957,767	932,961
Sinpas Gayrimenkul Yatirim Ortakligi AS	814,074	426,736
TAV Havalimanlari Holding AS (a)	314,458	1,342,016
Tekfen Holding AS	275,594	779,240
Tofas Turk Otomobil Fabrikasi AS	184,329	577,797
Torunlar Gayrimenkul Yatirim Ortakligi AS	167,973	353,094
Turk Hava Yollari Anonim Ortakligi (a)	784,456	880,571
Turk Sise ve Cam Fabrikalari AS	467,658	705,721
Turkiye Sinai Kalkinma Bankasi AS	864,358	837,538
Ulker Biskuvi Sanayi AS	365,881	1,046,149

		19,812,557

UNITED ARAB EMIRATES — 0.1%
Exillon Energy PLC (a)	146,393	571,276

TOTAL COMMON STOCKS —
(Cost $966,367,195)		736,311,491

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Gol Linhas Aereas Inteligentes SA (expiring 01/26/12) (a)	6,774	36
Kroton Educacional SA (expiring 01/23/12) (a)	26,495	7,528

CHILE — 0.0% (e)
Cia Sud Americana de Vapores SA (expiring 01/16/12) (a)	5,311,484	4,601
Sigdo Koppers SA (expiring 01/19/12) (a)	125,964	12,152

TOTAL RIGHTS —
(Cost $0)		24,317

SHORT TERM INVESTMENTS — 4.1%
UNITED STATES — 4.1%
MONEY MARKET FUNDS — 4.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	30,128,775	30,128,775
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $30,128,875)		30,128,875

TOTAL INVESTMENTS — 104.1%
(Cost $996,496,070)		766,464,683
OTHER ASSETS & LIABILITIES — (4.1)%		(29,897,031)

NET ASSETS — 100.0%		$736,567,652

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	8.0%
Food Products	5.9
Semiconductors & Semiconductor Equipment	5.3
Metals & Mining	4.8
Electronic Equipment, Instruments & Components	4.7
Chemicals	4.6
Construction & Engineering	3.7
Commercial Banks	3.6
Machinery	3.3
Computers & Peripherals	3.2
Pharmaceuticals	2.6
Transportation Infrastructure	2.5
Household Durables	2.4
Textiles, Apparel & Luxury Goods	2.2
Capital Markets	2.1
Industrial Conglomerates	2.1
Media	2.0
Electrical Equipment	2.0
Hotels, Restaurants & Leisure	1.9
Diversified Financial Services	1.8
Construction Materials	1.8
Oil, Gas & Consumable Fuels	1.7
Auto Components	1.7
Communications Equipment	1.6
Marine	1.5
Specialty Retail	1.5
Food & Staples Retailing	1.4
Software	1.2
Real Estate Investment Trusts	1.2
Independent Power Producers & Energy Traders	1.0
Energy Equipment & Services	1.0
Paper & Forest Products	1.0
Automobiles	0.9
IT Services	0.9
Multiline Retail	0.9
Beverages	0.8
Health Care Equipment & Supplies	0.8
Leisure Equipment & Products	0.8
Electric Utilities	0.8
Diversified Telecommunication Services	0.7
Trading Companies & Distributors	0.7
Commercial Services & Supplies	0.7
Tobacco	0.6
Personal Products	0.6
Airlines	0.5
Insurance	0.5
Health Care Providers & Services	0.4
Containers & Packaging	0.4
Water Utilities	0.4
Consumer Finance	0.3
Household Products	0.3
Internet Software & Services	0.3
Biotechnology	0.3
Wireless Telecommunication Services	0.3
Building Products	0.3
Diversified Consumer Services	0.3
Air Freight & Logistics	0.2
Gas Utilities	0.2
Office Electronics	0.2
Distributors	0.2
Internet & Catalog Retail	0.1
Thrifts & Mortgage Finance	0.1
Road & Rail	0.1
Professional Services	0.1
Short Term Investments	4.1
Other Assets & Liabilities	(4.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, Indiabulls Infrastructure & Power, Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets, Real Gold Mining, Ltd., which was Level 3 and part of the Metal & Mining Industry, representing 0.00% of net assets, Chaoda Modern Agriculture Holdings, Ltd., which was Level 2 and part of the Food Products Industry, representing 0.03% of net assets, China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components, representing 0.06% of net assets, China Forestry Holdings, Ltd., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets and Pharmaniaga Bhd, which was Level 2 and part of the Health Care Providers & Services Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 8.2%
Abacus Property Group	139,658	$272,037
Astro Japan Property Group	32,811	70,640
Bunnings Warehouse Property Trust	219,335	386,763
CFS Retail Property Trust	908,645	1,569,650
Charter Hall Office REIT	240,801	866,511
Charter Hall Retail REIT	134,880	442,493
Commonwealth Property Office Fund	1,328,560	1,300,749
Dexus Property Group	2,614,611	2,224,815
Goodman Group	4,010,525	2,343,608
GPT Group	995,144	3,132,082
ING Office Fund	1,466,515	902,083
Westfield Group	1,151,507	9,219,904
Westfield Retail Trust	1,562,033	3,987,478

		26,718,813

AUSTRIA — 0.8%
Atrium European Real Estate, Ltd.	102,353	462,652
CA Immobilien Anlagen AG (a)	39,524	425,190
IMMOFINANZ AG (a)(b)	587,621	1,769,743

		2,657,585

BELGIUM — 0.4%
Befimmo Sicafi S.C.A.	7,725	504,218
Cofinimmo	7,591	894,964

		1,399,182

CANADA — 5.4%
Artis REIT	22,210	305,149
Boardwalk REIT	12,692	628,710
Brookfield Asset Management, Inc. (Class A) (b)	303,025	8,344,533
Brookfield Office Properties, Inc. (b)	140,443	2,196,529
Calloway REIT	27,285	717,328
Canadian Apartment Properties REIT	22,547	494,008
Canadian REIT	17,804	618,965
Chartwell Seniors Housing REIT	38,320	319,882
Extendicare REIT	21,257	177,446
First Capital Realty, Inc.	34,604	587,920
H&R REIT	43,861	1,001,922
Primaris Retail REIT	21,366	432,461
RioCan REIT	72,219	1,874,538

		17,699,391

CHINA — 1.3%
Hongkong Land Holdings, Ltd. (b)	671,000	3,046,340
Kerry Properties, Ltd.	335,635	1,110,630

		4,156,970

FRANCE — 3.9%
Fonciere Des Regions	14,299	920,688
Gecina SA	11,345	957,288
Klepierre	50,914	1,456,712
SILIC	5,121	498,122
Unibail-Rodamco SE	49,481	8,922,069

		12,754,879

GERMANY — 0.1%
IVG Immobilien AG (a)	73,134	199,372

HONG KONG — 4.0%
Champion REIT	837,462	314,859
GZI REIT	392,000	173,121
Hang Lung Group, Ltd. (b)	459,996	2,520,128
Hang Lung Properties, Ltd.	1,208,018	3,437,437
Hysan Development Co., Ltd.	332,027	1,090,141
Prosperity REIT	595,000	114,915
The Link REIT	1,211,013	4,459,477
Wheelock & Co., Ltd.	449,016	1,112,336

		13,222,414

ITALY — 0.1%
Beni Stabili SpA	449,451	201,759

JAPAN — 7.5%
Aeon Mall Co., Ltd.	43,300	919,576
Daibiru Corp.	30,900	194,380
Daiwa Office Investment Corp. (b)	139	294,838
Frontier Real Estate Investment Corp. (b)	96	778,581
Fukuoka REIT Corp. (b)	59	388,783
Global One Real Estate Investment Co., Ltd. (b)	54	352,327
Hankyu REIT, Inc.	45	190,961
Heiwa Real Estate Co., Ltd. (b)	98,500	195,873
Japan Excellent, Inc. (b)	93	365,642
Japan Hotel and Resort, Inc.	36	80,572
Japan Prime Realty Investment Corp. (b)	388	914,276
Japan Real Estate Investment Corp.	266	2,074,344
Japan Retail Fund Investment Corp. (b)	1,015	1,503,899
Kenedix Realty Investment Corp.	156	454,172
Mitsui Fudosan Co., Ltd.	477,000	6,955,992
Mori Hills REIT Investment Corp. (b)	99	323,995
Mori Trust Sogo REIT, Inc. (b)	93	759,085
Nippon Building Fund, Inc. (b)	313	2,562,906
Nomura Real Estate Office Fund, Inc.	158	812,178
NTT Urban Development Corp. (b)	589	401,904
Orix JREIT, Inc.	154	635,495
Premier Investment Corp.	105	340,902
Shoei Co., Ltd. (b)	19,800	83,122
Tokyu Land Corp.	249,000	941,760
Tokyu REIT, Inc. (b)	92	462,152
Top REIT, Inc.	84	377,203
United Urban Investment Corp.	1,134	1,286,694

		24,651,612

NETHERLANDS — 0.7%
Corio NV	31,649	1,380,667
Eurocommercial Properties NV	19,459	619,645
VastNed Retail NV	10,093	453,337

		2,453,649

NEW ZEALAND — 0.4%
AMP NZ Office Trust	362,552	231,918
Argosy Property Trust	298,568	184,001
Goodman Property Trust	428,640	332,710
Kiwi Income Property Trust	530,773	418,197

		1,166,826

SINGAPORE — 3.2%
Ascendas REIT	911,969	1,287,089
Cambridge Industrial Trust	587,907	215,367
CapitaCommercial Trust (b)	1,047,682	852,431

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

CapitaLand, Ltd.	1,373,500	$2,340,983
CapitaMall Trust	1,148,860	1,506,237
Frasers Commercial Trust	267,412	152,612
Global Logistic Properties, Ltd. (a)	1,221,000	1,652,609
Guocoland, Ltd.	178,999	242,963
Mapletree Logistics Trust	695,240	453,074
Singapore Land, Ltd.	59,000	253,900
Starhill Global REIT	635,524	276,922
Suntec REIT	1,126,274	933,748
United Industrial Corp., Ltd.	125,000	263,178

		10,431,113

SOUTH AFRICA — 0.4%
Capital Property Fund	486,480	530,865
Fountainhead Property Trust	634,530	539,949
SA Corporate Real Estate Fund	541,977	232,274
Sycom Property Fund	57,158	169,419

		1,472,507

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (a)(d)(e)	178	0

SWEDEN — 0.9%
Castellum AB	93,288	1,160,776
Fabege AB	78,165	614,575
Great Portland Estates PLC	169,582	851,258
Kungsleden AB	74,495	499,871

		3,126,480

SWITZERLAND — 1.2%
PSP Swiss Property AG (a)	18,830	1,582,759
Swiss Prime Site AG (a)	29,487	2,224,690

		3,807,449

UNITED KINGDOM — 5.2%
Big Yellow Group PLC	66,285	252,692
British Land Co. PLC	479,918	3,449,514
Capital & Counties Properties PLC	371,504	1,065,797
Capital Shopping Centres Group PLC	373,184	1,811,232
Derwent London PLC	54,674	1,325,515
Grainger PLC	183,111	304,493
Hammerson PLC	383,760	2,147,046
Land Securities Group PLC	423,822	4,185,797
Segro PLC	402,250	1,303,410
Shaftesbury PLC	135,571	984,348
Workspace Group PLC	57,999	203,483

		17,033,327

UNITED STATES — 55.8%
Acadia Realty Trust (b)	23,142	466,080
Alexandria Real Estate Equities, Inc.	33,608	2,317,944
American Campus Communities, Inc. (b)	37,714	1,582,479
Apartment Investment & Management Co. (Class A)	65,515	1,500,949
Ashford Hospitality Trust, Inc. (b)	36,943	295,544
AvalonBay Communities, Inc.	51,039	6,665,693
BioMed Realty Trust, Inc. (b)	83,153	1,503,406
Boston Properties, Inc. (b)	78,993	7,867,703
Brandywine Realty Trust (b)	72,896	692,512
BRE Properties, Inc.	40,500	2,044,440
Camden Property Trust	38,562	2,400,099
CBL & Associates Properties, Inc. (b)	76,316	1,198,161
Cedar Shopping Centers, Inc. (b)	28,914	124,619
Colonial Properties Trust	47,340	987,512
CommonWealth REIT	45,390	755,290
Corporate Office Properties Trust (b)	39,023	829,629
Cousins Properties, Inc.	45,785	293,482
CubeSmart	61,821	657,775
DCT Industrial Trust, Inc. (b)	133,214	682,056
DDR Corp.	123,010	1,497,032
DiamondRock Hospitality Co.	91,246	879,611
Digital Realty Trust, Inc. (b)	56,948	3,796,723
Douglas Emmett, Inc. (b)	69,213	1,262,445
Duke Realty Corp.	136,737	1,647,681
DuPont Fabros Technology, Inc.	33,851	819,871
EastGroup Properties, Inc. (b)	14,704	639,330
Education Realty Trust, Inc.	48,860	499,838
Equity Lifestyle Properties, Inc.	21,094	1,406,759
Equity One, Inc. (b)	33,752	573,109
Equity Residential	159,743	9,110,143
Essex Property Trust, Inc. (b)	18,374	2,581,731
Extra Space Storage, Inc. (b)	51,094	1,238,008
Federal Realty Investment Trust	33,721	3,060,181
FelCor Lodging Trust, Inc. (a)	68,107	207,726
First Industrial Realty Trust, Inc. (a)	43,506	445,066
First Potomac Realty Trust (b)	27,204	355,012
Forest City Enterprises, Inc. (Class A) (a)	71,718	847,707
Franklin Street Properties Corp. (b)	40,203	400,020
General Growth Properties, Inc.	208,596	3,133,112
HCP, Inc.	220,191	9,122,513
Health Care REIT, Inc.	102,962	5,614,518
Healthcare Realty Trust, Inc. (b)	42,181	784,145
Hersha Hospitality Trust (b)	82,003	400,175
Highwoods Properties, Inc. (b)	39,295	1,165,883
Home Properties, Inc. (b)	26,183	1,507,355
Hospitality Properties Trust	66,880	1,536,902
Host Hotels & Resorts, Inc.	383,017	5,657,161
Inland Real Estate Corp. (b)	42,050	320,001
Kilroy Realty Corp.	31,693	1,206,553
Kimco Realty Corp.	220,459	3,580,254
Kite Realty Group Trust	33,168	149,588
LaSalle Hotel Properties (b)	46,187	1,118,187
Liberty Property Trust (b)	62,116	1,918,142
Mack-Cali Realty Corp.	47,135	1,258,033
Mid-America Apartment Communities, Inc.	20,180	1,262,259
Parkway Properties, Inc. (b)	11,995	118,271
Pennsylvania Real Estate Investment Trust	30,248	315,789
Piedmont Office Realty Trust, Inc. (Class A)	93,598	1,594,910
Post Properties, Inc.	27,414	1,198,540
ProLogis	248,943	7,117,280
PS Business Parks, Inc.	10,164	563,391
Public Storage	76,524	10,289,417
Ramco-Gershenson Properties Trust (b)	21,342	209,792
Regency Centers Corp.	48,770	1,834,727
Saul Centers, Inc. (b)	4,337	153,617
Senior Housing Properties Trust	88,188	1,978,939
Simon Property Group, Inc.	158,822	20,478,509
SL Green Realty Corp. (b)	46,313	3,086,298
Sovran Self Storage, Inc.	14,918	636,551

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Sun Communities, Inc. (b)	10,823	$395,364
Sunstone Hotel Investors, Inc. (a)	64,202	523,246
Tanger Factory Outlet Centers, Inc. (b)	46,613	1,366,693
Taubman Centers, Inc.	31,434	1,952,051
The Macerich Co.	71,529	3,619,367
UDR, Inc.	118,777	2,981,303
Universal Health Realty Income Trust (b)	6,452	251,628
Ventas, Inc.	142,069	7,832,264
Vornado Realty Trust	99,952	7,682,311
Washington Real Estate Investment Trust (b)	35,778	978,528
Weingarten Realty Investors (b)	65,573	1,430,803

		182,457,736

TOTAL COMMON STOCKS —
(Cost $311,747,830)		325,611,064

SHORT TERM INVESTMENTS — 5.4%
UNITED STATES — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	17,177,616	17,177,616
State Street Institutional Liquid Reserves Fund 0.15% (g)(h)	451,275	451,275

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,628,891)		17,628,891

TOTAL INVESTMENTS — 104.9%
(Cost $329,376,721)		343,239,955
OTHER ASSETS & LIABILITIES — (4.9)%		(16,071,105)

NET ASSETS — 100.0%		$327,168,850

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF December 31, 2011*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	27.6%
Specialized REITs	15.3
Office REITs	14.8
Real Estate Management & Development	14.7
Residential REITs	11.0
Diversified REITs	11.0
Industrial REITs	4.8
Diversified Capital Markets	0.3
Short Term Investments	5.4
Other Assets & Liabilities	(4.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industries, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 2.0%
Aristocrat Leisure, Ltd.	4,986	$11,246
Crown, Ltd.	4,666	38,699
Fairfax Media, Ltd.	21,969	16,216
Tatts Group, Ltd.	12,590	31,494

		97,655

BELGIUM — 0.4%
S.A. D’Ieteren NV	459	20,301

CANADA — 5.1%
Canadian Tire Corp., Ltd. (Class A)	629	40,708
Gildan Activewear, Inc.	764	14,376
Lululemon Athletica, Inc. (a)	588	27,441
Magna International, Inc. (Class A)	1,133	37,832
Shaw Communications, Inc.	2,086	41,484
Thomson Reuters Corp.	2,087	55,811
Tim Hortons, Inc.	699	33,884

		251,536

CHINA — 0.2%
Li Heng Chemical Fibre Technologies, Ltd.	100,000	9,486

FINLAND — 0.7%
Nokian Renkaat Oyj	560	18,087
Sanoma Oyj	1,423	16,376

		34,463

FRANCE — 10.2%
Accor SA	823	20,924
Christian Dior SA	188	22,358
Compagnie Generale des Etablissements Michelin	762	45,181
Havas SA	5,273	21,775
Hermes International	214	63,992
Lagardere SCA	649	17,187
LVMH Moet Hennessy Louis Vuitton SA	929	131,934
Peugeot SA	829	13,032
PPR	354	50,849
Publicis Groupe SA	520	23,994
Renault SA	788	27,415
Sodexo	588	42,341
Valeo SA	470	18,737

		499,719

GERMANY — 9.4%
Adidas AG	925	60,352
Bayerische Motoren Werke AG	1,313	88,223
Continental AG (a)	268	16,732
Daimler AG	3,379	148,788
Porsche Automobil Holding SE Preference Shares	387	20,774
ProSiebenSat.1 Media AG Preference Shares	579	10,609
TUI AG (a)	1,367	8,513
Volkswagen AG	222	29,871
Volkswagen AG Preference Shares	516	77,535

		461,397

HONG KONG — 4.9%
Belle International Holdings, Ltd.	18,000	31,380
Esprit Holdings, Ltd.	6,332	8,169
Galaxy Entertainment Group, Ltd. (a)	6,000	11,001
Geely Automobile Holdings, Ltd.	20,000	4,378
Giordano International, Ltd.	48,000	34,795
GOME Electrical Appliances Holdings, Ltd.	34,000	7,880
Li & Fung, Ltd.	30,000	55,546
Sands China, Ltd. (a)	12,000	33,914
Shangri-La Asia, Ltd.	8,500	14,665
SJM Holdings, Ltd.	12,000	19,592
Skyworth Digital Holdings, Ltd.	5,600	1,961
Wynn Macau, Ltd.	7,600	19,082

		242,363

ITALY — 1.5%
Fiat SpA	3,627	16,715
Lottomatica SpA (a)	1,201	18,101
Mediaset SpA	4,101	11,382
Pirelli & C. SpA	3,242	27,377

		73,575

JAPAN — 33.4%
Aisin Seiki Co., Ltd.	1,100	31,367
Aoyama Trading Co., Ltd.	2,000	37,588
Benesse Holdings, Inc.	800	38,731
Bridgestone Corp.	3,100	70,308
Casio Computer Co., Ltd.	1,900	11,532
Denso Corp.	1,500	41,448
Dentsu, Inc.	1,500	45,795
Fast Retailing Co., Ltd.	400	72,784
Fuji Heavy Industries, Ltd.	4,000	24,175
Gunze, Ltd.	7,000	20,471
Honda Motor Co., Ltd.	5,400	164,793
Isetan Mitsukoshi Holdings, Ltd.	2,600	27,271
Isuzu Motors, Ltd.	8,000	37,016
Mazda Motor Corp. (a)	7,000	12,373
Mitsubishi Motors Corp. (a)	15,000	17,741
Namco Bandai Holdings, Inc.	1,900	27,065
Nikon Corp.	1,900	42,327
Nissan Motor Co., Ltd.	7,600	68,355
Oriental Land Co., Ltd.	200	21,133
Panasonic Corp.	7,000	59,501
PARIS MIKI HOLDINGS, Inc.	2,000	16,350
Rakuten, Inc. (a)	31	33,361
Resorttrust, Inc.	2,000	29,581
Sekisui Chemical Co., Ltd.	4,000	33,013
Sekisui House, Ltd.	4,000	35,508
Sharp Corp.	4,000	34,988
Shimano, Inc.	800	38,887
Sony Corp.	3,500	62,867
Stanley Electric Co., Ltd.	1,200	17,640
Sumitomo Forestry Co., Ltd.	3,400	30,049
Suzuki Motor Corp.	1,800	37,245
Toyobo Co., Ltd.	15,000	20,276
Toyota Industries Corp.	1,000	27,229
Toyota Motor Corp.	9,600	320,042
Yamada Denki Co., Ltd.	500	34,053

		1,642,863

LUXEMBOURG — 0.7%
SES	1,421	34,209

NETHERLANDS — 1.6%
Reed Elsevier NV	3,740	43,730
Wolters Kluwer NV	2,110	36,580

		80,310

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.4%
Schibsted ASA	878	$21,906

SINGAPORE — 1.3%
Genting Singapore PLC (a)	24,000	27,949
Singapore Press Holdings, Ltd.	12,000	34,149

		62,098

SOUTH KOREA — 5.7%
Hyundai Mobis (a)	159	40,302
Hyundai Motor Co. (a)	783	144,773
Kia Motors Corp. (a)	833	48,230
LG Electronics, Inc. (a)	426	27,513
Lotte Shopping Co., Ltd. (a)	65	19,156

		279,974

SPAIN — 1.5%
Industria de Diseno Textil SA	852	69,989
NH Hoteles SA (a)	2,077	5,878

		75,867

SWEDEN — 2.8%
Electrolux AB	1,930	30,884
Hennes & Mauritz AB (Class B)	3,338	107,756

		138,640

SWITZERLAND — 3.2%
Compagnie Financiere Richemont SA	1,845	93,740
The Swatch Group AG	172	64,654

		158,394

UNITED KINGDOM — 13.5%
British Sky Broadcasting Group PLC	5,281	60,118
Burberry Group PLC	2,101	38,692
Carnival PLC	1,057	34,923
Compass Group PLC	8,055	76,487
GKN PLC	7,305	20,775
Home Retail Group PLC	5,830	7,556
Informa PLC	3,844	21,584
ITV PLC	17,188	18,204
Kingfisher PLC	14,108	54,967
Marks & Spencer Group PLC	7,565	36,564
Next PLC	1,276	54,276
Pearson PLC	4,501	84,640
Reed Elsevier PLC	5,519	44,515
Tui Travel PLC	5,925	15,267
Whitbread PLC	1,546	37,577
WPP PLC	5,497	57,707

		663,852

UNITED STATES — 1.0%
Virgin Media, Inc.	2,184	46,694

TOTAL COMMON STOCKS —
(Cost $5,836,620)		4,895,302

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c) (Cost $3,838)	3,838	3,838

TOTAL INVESTMENTS — 99.6%
(Cost $5,840,458)		4,899,140
OTHER ASSETS & LIABILITIES — 0.4%		18,227

NET ASSETS — 100.0%		$4,917,367

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	26.5%
Media	15.2
Textiles, Apparel & Luxury Goods	11.6
Hotels, Restaurants & Leisure	11.4
Specialty Retail	9.7
Auto Components	8.5
Household Durables	6.6
Multiline Retail	4.6
Leisure Equipment & Products	2.2
Distributors	1.5
Internet & Catalog Retail	0.9
Diversified Consumer Services	0.8
Short Term Investments	0.1
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 7.4%
Coca-Cola Amatil, Ltd.	14,339	$169,201
Treasury Wine Estates, Ltd.	10,491	39,580
Wesfarmers, Ltd.	16,814	508,513
Woolworths, Ltd.	17,035	438,353

		1,155,647

BELGIUM — 4.7%
Anheuser-Busch InBev NV	10,021	615,379
Anheuser-Busch InBev NV — VVPR Strip (a)(b)	2,040	3
Delhaize Group	2,078	117,087

		732,469

CANADA — 2.4%
Loblaw Cos., Ltd.	3,400	128,487
Shoppers Drug Mart Corp.	4,302	173,812
Viterra, Inc.	7,387	77,915

		380,214

CHINA — 0.6%
Hengan International Group Co., Ltd.	10,000	93,542

DENMARK — 0.8%
Carlsberg A/S (Class B)	1,849	130,795

FINLAND — 0.5%
Kesko Oyj (Class B)	2,320	78,184

FRANCE — 8.8%
Carrefour SA	6,990	159,840
Casino Guichard-Perrachon SA	1,187	100,282
Danone	8,369	527,675
L’Oreal SA	3,090	323,710
Pernod — Ricard SA	2,862	266,239

		1,377,746

GERMANY — 2.1%
Beiersdorf AG	1,895	107,797
Henkel AG & Co. KGaA Preference Shares	3,900	225,750

		333,547

HONG KONG — 0.4%
Pacific Andes International Holdings, Ltd.	146,346	12,813
Vitasoy International Holdings, Ltd.	60,000	44,189

		57,002

IRELAND — 0.4%
Kerry Group PLC (Class A)	1,775	65,175

JAPAN — 13.1%
Aeon Co., Ltd.	10,905	149,813
Ajinomoto Co., Inc.	9,728	116,827
Asahi Breweries, Ltd.	8,882	195,095
Japan Tobacco, Inc.	70	329,347
Kao Corp.	9,874	269,886
Kirin Holdings Co., Ltd.	9,739	118,478
Lawson, Inc.	2,924	182,607
Nichirei Corp.	19,388	93,992
Oenon Holdings, Inc.	19,000	44,450
Seven & I Holdings Co., Ltd.	9,877	275,360
Shiseido Co., Ltd.	7,993	146,999
Unicharm Corp.	1,000	49,324
UNY Co., Ltd.	7,800	70,255

		2,042,433

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR	588	18,647

NETHERLANDS — 7.4%
Heineken NV	3,962	183,975
Koninklijke Ahold NV	16,560	223,680
Unilever NV	21,751	750,232

		1,157,887

NORWAY — 0.2%
Marine Harvest	59,272	25,683

SINGAPORE — 1.5%
Golden Agri-Resources, Ltd.	127,105	70,088
Olam International, Ltd.	10,590	17,396
Wilmar International, Ltd.	40,000	154,244

		241,728

SPAIN — 0.7%
Ebro Puleva SA	5,559	103,556

SWEDEN — 1.1%
Swedish Match AB	4,612	164,356

SWITZERLAND — 16.8%
Lindt & Spruengli AG	49	146,408
Nestle SA	42,990	2,482,579

		2,628,987

UNITED KINGDOM — 30.0%
British American Tobacco PLC	23,678	1,124,363
Diageo PLC	32,221	704,300
Imperial Tobacco Group PLC	13,429	508,185
J Sainsbury PLC	21,206	99,824
Reckitt Benckiser Group PLC	8,268	408,608
SABMiller PLC	10,535	371,081
Tate & Lyle PLC	9,443	103,388
Tesco PLC	96,992	608,142
Unilever PLC	17,697	594,888
William Morrison Supermarkets PLC	32,941	166,994

		4,689,773

TOTAL COMMON STOCKS —
(Cost $16,068,488)		15,477,371

WARRANT — 0.0% (c)
SINGAPORE — 0.0% (c)
Golden Agri-Resources, Ltd. (expiring 7/23/12) (b) (Cost $0)	2,970	373

SHORT TERM INVESTMENT — 1.1%
UNITED STATES — 1.1%
MONEY MARKET FUND — 1.1%
State Street Institutional Liquid Reserves Fund 0.15% (d)(e) (Cost $178,484)	178,484	178,484

TOTAL INVESTMENTS — 100.1%
(Cost $16,246,972)		15,656,228
OTHER ASSETS & LIABILITIES — (0.1)%		(14,346)

NET ASSETS — 100.0%		$15,641,882

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

(a)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Food Products	34.4%
Food & Staples Retailing	22.4
Beverages	18.2
Tobacco	13.6
Personal Products	6.1
Household Products	4.3
Short Term Investments	1.1
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Anheuser-Bush InBev NV- VVPR Strip, which was Level 2 and part of the Beverages Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 4.8%
Origin Energy, Ltd.	8,249	$112,815
Paladin Energy, Ltd. (a)	6,934	9,739
Santos, Ltd.	10,208	128,095
Woodside Petroleum, Ltd.	5,236	164,367
WorleyParsons, Ltd.	2,864	75,371

		490,387

AUSTRIA — 0.6%
OMV AG	1,862	56,658

BERMUDA — 0.8%
Seadrill, Ltd.	2,392	80,162

CANADA — 28.3%
ARC Resources, Ltd.	2,125	52,382
Athabasca Oil Sands Corp. (a)	4,226	51,837
Baytex Energy Corp.	863	48,284
Bonavista Energy Corp.	2,469	63,213
Cameco Corp.	4,200	75,936
Canadian Natural Resources, Ltd.	8,542	320,037
Canadian Oil Sands, Ltd.	3,537	80,761
Cenovus Energy, Inc.	6,672	221,668
Chinook Energy, Inc. (a)	7,974	12,765
Crescent Point Energy Corp.	1,774	78,225
Enbridge, Inc.	7,337	274,457
EnCana Corp.	7,336	136,093
Enerplus Corp.	2,334	59,253
Husky Energy, Inc.	3,267	78,767
Imperial Oil, Ltd.	1,891	84,294
Keyera Corp.	444	21,802
MEG Energy Corp. (a)	941	38,416
Nexen, Inc.	5,601	89,165
Niko Resources, Ltd.	790	37,419
Pacific Rubiales Energy Corp.	2,236	41,130
Penn West Petroleum, Ltd.	2,801	55,460
Petrobank Energy & Resources, Ltd. (a)	1,088	11,305
Petrominerales, Ltd.	1,599	26,005
Precision Drilling Corp. (a)	4,265	43,980
Suncor Energy, Inc.	12,361	356,657
Talisman Energy, Inc.	8,006	102,055
TransCanada Corp.	6,173	269,957
Trican Well Service, Ltd.	2,044	35,229
Uranium One, Inc. (a)	4,928	10,454
Vermilion Energy, Inc.	2,162	96,332

		2,873,338

FINLAND — 0.1%
Neste Oil Oyj	1,140	11,551

FRANCE — 10.7%
Bourbon SA	1,217	33,651
Compagnie Generale de Geophysique-Veritas (a)	1,971	46,388
Technip SA	1,068	100,682
Total SA	17,595	902,218

		1,082,939

ITALY — 5.3%
ENI SpA	21,124	439,028
Saipem SpA	2,150	91,685
Saras SpA (a)	8,755	10,985

		541,698

JAPAN — 3.2%
Idemitsu Kosan Co., Ltd.	300	30,959
Inpex Corp.	18	113,465
JX Holdings, Inc.	24,897	150,469
TonenGeneral Sekiyu K.K.	3,000	32,792

		327,685

LUXEMBOURG — 1.1%
Subsea 7 SA (a)	2,304	42,853
Tenaris SA	3,725	69,052

		111,905

NETHERLANDS — 11.0%
Fugro NV	399	23,254
Royal Dutch Shell PLC (Class A)	28,125	1,036,342
SBM Offshore NV	2,962	61,214

		1,120,810

NORWAY — 2.9%
Aker Solutions ASA	4,393	46,337
Kvaerner ASA (a)	4,393	7,177
Petroleum Geo-Services ASA (a)	2,392	26,233
StatoilHydro ASA	8,160	209,881

		289,628

PAPUA NEW GUINEA — 1.0%
Oil Search, Ltd.	15,725	100,758

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	1,955	28,881

SPAIN — 1.9%
Repsol YPF SA	6,370	196,270

SWEDEN — 0.3%
Lundin Petroleum AB (a)	1,423	35,122

UNITED KINGDOM — 27.4%
AMEC PLC	5,384	75,933
BG Group PLC	27,214	582,167
BP PLC	145,170	1,038,928
Cairn Energy PLC (a)	15,183	62,600
Ensco PLC ADR	1,145	53,723
Petrofac, Ltd.	1,090	24,410
Premier Oil PLC (a)	4,578	25,826
Royal Dutch Shell PLC (Class B)	19,731	752,494
Tullow Oil PLC	7,855	171,149

		2,787,230

TOTAL COMMON STOCKS —
(Cost $11,523,611)		10,135,022

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c) (Cost $15,616)	15,616	15,616

TOTAL INVESTMENTS — 99.8%
(Cost $11,539,227)		10,150,638
OTHER ASSETS & LIABILITIES — 0.2%		17,462

NET ASSETS — 100.0%		$10,168,100

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	90.6%
Energy Equipment & Services	9.1
Short Term Investments	0.1
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 14.2%
AMP, Ltd.	3,730	$15,564
ASX, Ltd.	487	15,268
Australia & New Zealand Banking Group, Ltd.	5,070	106,710
Commonwealth Bank of Australia	3,102	156,528
Macquarie Group, Ltd.	960	23,414
National Australia Bank, Ltd.	4,347	104,105
QBE Insurance Group, Ltd.	2,498	33,164
Stockland	11,785	38,541
Westfield Group	5,735	45,919
Westfield Retail Trust	3,797	9,693
Westpac Banking Corp.	4,783	98,071

		646,977

AUSTRIA — 0.7%
Erste Group Bank AG	673	11,869
Sparkassen Immobilien AG (a)	3,325	19,423

		31,292

BELGIUM — 0.5%
Ageas	5,381	8,382
Dexia SA (a)	3,216	1,240
Groupe Bruxelles Lambert SA	169	11,301

		20,923

BERMUDA — 0.8%
Lancashire Holdings, Ltd.	3,421	38,519

CANADA — 15.2%
Bank of Montreal	1,259	69,092
Bank of Nova Scotia	2,118	105,728
Brookfield Asset Management, Inc. (Class A)	1,768	48,686
Canadian Imperial Bank of Commerce	823	59,641
IGM Financial, Inc.	901	39,137
Manulife Financial Corp.	3,573	38,072
National Bank of Canada	597	42,296
Power Corp. of Canada	593	13,872
Royal Bank of Canada	2,485	126,855
Sun Life Financial, Inc.	1,567	29,086
Toronto-Dominion Bank	1,650	123,622

		696,087

DENMARK — 0.9%
Danske Bank A/S (a)	2,136	27,216
Sydbank A/S	893	14,053

		41,269

FINLAND — 1.0%
Pohjola Bank PLC	2,588	25,231
Technopolis Oyj	4,330	18,830

		44,061

FRANCE — 4.2%
AXA SA	3,680	47,987
BNP Paribas	2,020	79,586
Credit Agricole SA	2,077	11,756
Societe Generale	996	22,245
Unibail-Rodamco SE	179	32,276

		193,850

GERMANY — 5.6%
Allianz SE	934	89,614
Commerzbank AG (a)	2,533	4,285
Deutsche Bank AG	1,654	63,201
Deutsche Beteiligungs AG	1,254	25,362
Deutsche Boerse AG (a)	376	19,773
Muenchener Rueckversicherungs- Gesellschaft AG	440	54,137

		256,372

HONG KONG — 5.6%
AIA Group, Ltd.	8,200	25,603
Bank of East Asia, Ltd.	9,511	36,003
Cheung Kong Holdings, Ltd.	2,967	35,299
Hang Lung Properties, Ltd.	6,922	19,697
Hong Kong Exchanges and Clearing, Ltd.	1,948	31,126
New World Development Co., Ltd.	32,643	26,311
Sun Hung Kai Properties, Ltd.	3,038	38,080
The Link REIT	4,152	15,289
Wharf Holdings, Ltd.	5,933	26,813

		254,221

IRELAND — 0.7%
Willis Group Holdings PLC	866	33,601

ITALY — 2.3%
Assicurazioni Generali SpA	2,510	37,895
Banca Monte dei Paschi di Siena SpA	16,126	5,273
Banca Popolare dell’Etruria e del Lazio Scrl (a)	4,751	6,926
Banco Popolare Societa Cooperativa	5,184	6,730
Intesa Sanpaolo SpA	14,570	24,475
UBI Banca ScPA	2,475	10,172
UniCredit SpA	1,570	13,084

		104,555

JAPAN — 12.5%
Chuo Mitsui Trust Holdings, Inc.	14,933	43,863
Daiwa Securities Group, Inc.	8,900	27,762
Japan Real Estate Investment Corp.	1	7,798
Mitsubishi Estate Co., Ltd.	2,957	44,197
Mitsubishi UFJ Financial Group, Inc.	21,449	91,160
Mizuho Financial Group, Inc.	31,125	42,072
MS&AD Insurance Group Holdings, Inc.	1,286	23,835
Nippon Building Fund, Inc.	1	8,188
NKSJ Holdings, Inc.	1,100	21,588
Nomura Holdings, Inc.	8,396	25,426
ORIX Corp.	297	24,550
Resona Holdings, Inc.	3,356	14,787
Sumitomo Mitsui Financial Group, Inc.	2,469	68,801
T&D Holdings, Inc.	2,500	23,297
The Bank of Yokohama, Ltd.	2,000	9,462
The Chiba Bank, Ltd.	1,000	6,447
The Dai-ichi Life Insurance Co., Ltd.	17	16,726
The Shizuoka Bank, Ltd.	1,000	10,541
Tokai Tokyo Financial Holdings, Inc.	6,922	18,803
Tokio Marine Holdings, Inc.	1,879	41,639

		570,942

NETHERLANDS — 1.2%
Aegon NV (a)	3,165	12,741
ING Groep NV (a)	6,021	43,458

		56,199

NEW ZEALAND — 0.7%
AMP NZ Office Trust	51,942	33,226

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.5%
Sparebanken Rogaland	3,117	$21,257

PORTUGAL — 0.1%
Banif SGPS SA (a)	10,051	4,436

SINGAPORE — 1.9%
CapitaLand, Ltd.	6,922	11,798
Hong Leong Finance, Ltd.	11,867	19,219
Oversea-Chinese Banking Corp., Ltd.	4,366	26,365
United Overseas Bank, Ltd.	2,355	27,733

		85,115

SOUTH KOREA — 1.0%
KB Financial Group, Inc. ADR (a)	626	19,619
Shinhan Financial Group Co., Ltd. ADR (a)	380	25,920

		45,539

SPAIN — 5.4%
Banco Bilbao Vizcaya Argentaria SA	8,252	71,559
Banco de Sabadell SA	5,228	19,912
Banco Popular Espanol SA	3,927	17,944
Banco Santander SA	15,060	114,759
Bolsas y Mercados Espanoles	352	9,505
Realia Business SA (a)	5,719	8,092
Reyal Urbis SA (a)	4,621	2,880

		244,651

SWEDEN — 3.0%
Investor AB	924	17,307
Kinnevik Investment AB (Class B)	359	7,023
Nordea Bank AB	6,090	47,305
Skandinaviska Enskilda Banken AB (Class A)	4,785	27,983
Svenska Handelsbanken AB (Class A)	1,346	35,538

		135,156

SWITZERLAND — 6.1%
Credit Suisse Group AG (a)	2,059	48,596
GAM Holding AG (a)	740	8,072
Julius Baer Group, Ltd. (a)	616	24,203
Swiss Re Ltd. (a)	1,041	53,291
UBS AG (a)	6,091	72,824
Valiant Holding AG	42	5,340
Zurich Financial Services AG (a)	303	68,856

		281,182

UNITED KINGDOM — 14.7%
Aviva PLC	6,337	29,624
Barclays PLC	19,111	52,288
British Land Co. PLC	3,413	24,532
HSBC Holdings PLC	31,290	238,787
Land Securities Group PLC	2,890	28,542
Lloyds Banking Group PLC (a)	68,318	27,504
Man Group PLC	5,075	9,914
Old Mutual PLC	9,394	19,782
Provident Financial PLC	1,851	27,069
Prudential PLC	5,956	59,101
Resolution, Ltd.	2,938	11,479
Royal Bank of Scotland Group PLC (a)	35,811	11,231
RSA Insurance Group PLC	15,040	24,589
Standard Chartered PLC	3,765	82,443
Standard Life PLC	7,758	24,873

		671,758

TOTAL COMMON STOCKS —
(Cost $6,721,820)		4,511,188

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.15% (c)(d) (Cost $949)	949	949

TOTAL INVESTMENTS — 98.8%
(Cost $6,722,769)		4,512,137
OTHER ASSETS & LIABILITIES — 1.2%		54,318

NET ASSETS — 100.0%		$4,566,455

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Commercial Banks	53.3%
Insurance	19.6
Capital Markets	8.4
Real Estate Management & Development	7.4
Real Estate Investment Trusts	4.6
Diversified Financial Services	4.5
Consumer Finance	1.0
Short Term Investments	0.0 ***
Other Assets & Liabilities	1.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AUSTRALIA — 4.0%
Ansell, Ltd.	3,809	$56,779
Cochlear, Ltd.	1,328	84,411
CSL, Ltd.	7,737	253,823
Primary Health Care, Ltd.	15,310	48,343
Ramsay Health Care, Ltd.	3,826	75,624
Sonic Healthcare, Ltd.	8,360	96,677

		615,657

BELGIUM — 0.8%
ThromboGenics NV (a)	2,246	55,106
UCB SA	1,700	71,745

		126,851

CANADA — 1.5%
Valeant Pharmaceuticals International, Inc. (a)	4,921	230,331

DENMARK — 5.6%
Coloplast A/S (Class B)	548	79,060
H. Lundbeck A/S	2,598	49,007
Novo Nordisk A/S (Class B)	5,993	690,854
William Demant Holding (a)	647	53,972

		872,893

FINLAND — 0.3%
Orion OYJ (Class B)	2,255	44,056

FRANCE — 8.5%
bioMerieux	364	26,102
Essilor International SA	3,671	259,959
Sanofi-Aventis SA	13,918	1,025,339

		1,311,400

GERMANY — 9.9%
Bayer AG	12,018	770,698
Celesio AG	2,266	36,005
Fresenius Medical Care AG & Co. KGaA	3,417	232,879
Fresenius SE	2,136	198,203
Gerresheimer AG	1,100	45,973
Merck KGaA	1,366	136,595
Rhoen-Klinikum AG	3,340	63,823
Stada Arzneimittel AG	1,728	43,182

		1,527,358

HONG KONG — 0.2%
CK Life Sciences Int’l., (Holdings), Inc.	768,000	34,610

IRELAND — 1.0%
Elan Corp. PLC (a)	11,620	161,706

ISRAEL — 3.3%
Teva Pharmaceutical Industries, Ltd.	12,832	514,790

JAPAN — 15.6%
Alfresa Holdings Corp.	1,200	50,611
Astellas Pharma, Inc.	6,500	264,427
Chugai Pharmaceutical Co., Ltd.	5,025	82,879
Daiichi Sankyo Co., Ltd.	9,400	186,436
Eisai Co., Ltd.	4,800	198,700
Hisamitsu Pharmaceutical Co., Inc.	1,700	72,030
Kyowa Hakko Kirin Co., Ltd.	8,422	103,113
Medipal Holdings Corp.	4,900	51,204
Miraca Holdings, Inc.	1,200	47,804
Mitsubishi Tanabe Pharma Corp.	4,200	66,488
Olympus Corp.	4,700	61,820
Ono Pharmaceutical Co., Ltd.	1,900	106,681
Otsuka Holdings Co., Ltd.	6,800	191,256
Santen Pharmaceutical Co., Ltd.	1,800	74,162
Shionogi & Co., Ltd.	6,000	77,125
Suzuken Co., Ltd.	2,100	58,245
Sysmex Corp.	1,800	58,674
Takeda Pharmaceutical Co., Ltd.	10,300	452,482
Terumo Corp.	3,100	146,055
Tsumura & Co.	2,000	59,007

		2,409,199

NETHERLANDS — 0.5%
QIAGEN NV (a)	5,301	73,288

NEW ZEALAND — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	22,952	45,120

SPAIN — 0.5%
Grifols SA (a)	3,937	66,440
Grifols SA (Class B) (a)	433	4,722

		71,162

SWEDEN — 1.6%
Elekta AB (Class B)	1,933	84,168
Getinge AB (Class B)	3,852	97,996
Meda AB (Class A)	5,842	61,017

		243,181

SWITZERLAND — 25.9%
Actelion, Ltd. (a)	2,521	86,945
Galenica AG	102	59,939
Lonza Group AG (a)	1,103	65,465
Nobel Biocare Holding AG (a)	2,825	32,990
Novartis AG	33,329	1,913,985
Roche Holding AG (b)	476	84,806
Roche Holding AG (b)	8,390	1,428,391
Sonova Holding AG (a)	861	90,464
Straumann Holding AG	235	40,737
Synthes, Inc. (c)	1,190	200,433

		4,004,155

UNITED KINGDOM — 17.7%
AstraZeneca PLC	17,098	790,517
Genus PLC	3,587	58,143
GlaxoSmithKline PLC	62,056	1,419,133
Hikma Pharmaceuticals PLC	2,743	26,430
Shire PLC	8,173	284,898
Smith & Nephew PLC	17,056	165,800

		2,744,921

UNITED STATES — 1.4%
Perrigo Co.	1,360	133,021
SXC Health Solutions Corp. (a)	1,512	85,041

		218,062

TOTAL COMMON STOCKS —
(Cost $15,634,264)		15,248,740

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.15% (d)(e) (Cost $13,994)	13,994	$13,994

TOTAL INVESTMENTS — 98.7%
(Cost $15,648,258)		15,262,734
OTHER ASSETS & LIABILITIES — 1.3%		196,962

NET ASSETS — 100.0%		$15,459,696

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of December 31, 2011, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	76.3%
Health Care Equipment & Supplies	10.5
Health Care Providers & Services	6.5
Biotechnology	4.1
Health Care Technology	0.5
Chemicals	0.4
Life Sciences Tools & Services	0.3
Short Term Investments	0.1
Other Assets & Liabilities	1.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 4.4%
Bradken, Ltd.	5,501	$40,267
Brambles, Ltd.	16,663	122,314
GWA International, Ltd.	35,723	78,374
Leighton Holdings, Ltd.	2,721	53,113
Qantas Airways, Ltd. (a)	23,368	34,977
Seek, Ltd.	9,047	52,589
Toll Holdings, Ltd.	12,700	54,945
Transurban Group	22,706	130,823

		567,402

AUSTRIA — 1.2%
Andritz AG	1,220	101,518
Zumtobel AG	3,697	51,424

		152,942

BELGIUM — 0.1%
Bekaert NV	606	19,498

CANADA — 5.7%
Bombardier, Inc. (Class B)	14,247	56,806
CAE, Inc.	6,350	61,676
Canadian National Railway Co.	4,259	335,241
Canadian Pacific Railway, Ltd.	1,796	121,721
SNC-Lavalin Group, Inc.	1,997	100,178
Toromont Industries, Ltd.	2,265	47,424

		723,046

DENMARK — 1.4%
A P Moller — Maersk A/S	12	79,478
FLSmidth & Co. A/S	766	45,154
NKT Holding A/S	1,072	35,725
Vestas Wind Systems A/S (a)	2,329	25,221

		185,578

FINLAND — 2.5%
Kone Oyj (Class B)	2,721	141,644
Metso Oyj	1,796	66,797
Wartsila Oyj	2,527	73,219
YIT Oyj	2,611	41,961

		323,621

FRANCE — 6.0%
Air France-KLM (a)	3,786	19,527
Alstom SA	2,003	60,923
Bouygues SA	1,721	54,390
Compagnie de Saint-Gobain	2,910	112,063
Eiffage SA	828	20,105
Safran SA	1,514	45,607
Schneider Electric SA	3,930	207,538
Vallourec SA	993	64,659
Vinci SA	4,257	186,565

		771,377

GERMANY — 8.8%
Deutsche Lufthansa AG	4,463	53,215
Deutsche Post AG	6,934	106,936
GEA Group AG	2,423	68,727
Hochtief AG	777	45,082
Kloeckner & Co. SE	2,056	26,477
MAN SE	995	88,737
Pfeiffer Vacuum Technology AG	638	56,004
SGL Carbon AG (a)	1,149	56,814
Siemens AG	6,447	618,817

		1,120,809

GREECE — 0.2%
DryShips, Inc. (a)	10,599	21,198

HONG KONG — 2.6%
Cathay Pacific Airways, Ltd.	17,000	29,156
Hopewell Highway Infrastructure, Ltd.	135,500	67,867
Hutchison Whampoa, Ltd.	18,000	150,761
Noble Group, Ltd.	52,131	45,431
Pacific Basin Shipping, Ltd.	82,000	32,835

		326,050

IRELAND — 0.2%
DCC PLC	1,290	30,612

ITALY — 0.9%
Ansaldo STS SpA	3,045	29,074
Autostrada Torino-Milano SpA	2,506	24,350
Fiat Industrial SpA (a)	5,025	43,216
Finmeccanica SpA	4,146	15,382

		112,022

JAPAN — 32.3%
Asahi Glass Co., Ltd.	11,000	92,358
Central Japan Railway Co.	13	109,826
Dai Nippon Printing Co., Ltd.	4,000	38,472
Daikin Industries, Ltd.	2,300	63,015
East Japan Railway Co.	3,000	191,058
FANUC Corp.	1,500	229,659
Furukawa Electric Co., Ltd.	17,000	39,108
Futaba Corp.	3,000	47,881
Hankyu Hanshin Holdings, Inc.	17,000	71,588
IHI Corp.	33,000	80,205
ITOCHU Corp.	13,000	132,129
Iwatani Corp.	1,000	3,327
JGC Corp.	2,000	48,037
JS Group Corp.	2,000	38,342
Kajima Corp.	21,000	64,414
Kamigumi Co., Ltd.	2,000	17,260
Kawasaki Heavy Industries, Ltd.	30,000	74,864
Kawasaki Kisen Kaisha, Ltd.	15,000	27,099
Keikyu Corp.	4,000	35,924
Kintetsu Corp.	12,000	46,946
Kokuyo Co., Ltd.	9,400	66,462
Komatsu, Ltd.	7,600	177,702
Kubota Corp.	12,000	100,598
Marubeni Corp.	16,000	97,531
Meitic Corp.	4,400	84,923
MISUMI Group, Inc.	3,800	87,320
Mitsubishi Corp.	11,600	234,442
Mitsubishi Electric Corp.	16,000	153,470
Mitsubishi Heavy Industries, Ltd.	33,000	140,681
Mitsui & Co., Ltd.	13,400	208,472
Mitsui OSK Lines, Ltd.	12,000	46,478
Nidec Corp.	900	78,256
Nippon Sheet Glass Co., Ltd.	17,000	31,817
Nippon Yusen KK	16,000	40,967
Odakyu Electric Railway Co., Ltd.	4,000	38,679
Park24 Co., Ltd.	700	9,298
Secom Co., Ltd.	2,900	133,806
SMC Corp.	600	96,855
Sojitz Corp.	30,100	46,554

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Sumitomo Corp.	10,900	$147,619
Sumitomo Electric Industries, Ltd.	7,800	84,954
Sumitomo Heavy Industries, Ltd.	11,000	64,193
THK Co., Ltd.	3,400	67,037
Tobu Railway Co., Ltd.	7,000	35,755
Tokyu Corp.	20,000	98,518
Toppan Printing Co., Ltd.	4,000	29,426
Toyota Tsusho Corp.	3,900	68,988
West Japan Railway Co.	1,400	60,866
Yamato Holdings Co., Ltd.	7,900	133,173

		4,116,352

NETHERLANDS — 3.7%
Aalberts Industries NV	4,164	70,163
European Aeronautic Defence and Space Co. NV	4,090	128,223
Koninklijke BAM Groep NV	3,717	15,730
Koninklijke Philips Electronics NV	8,027	169,642
Randstad Holding NV	1,697	50,360
TNT Express NV	2,892	21,677
TNT NV	4,331	13,831

		469,626

NORWAY — 0.4%
Orkla ASA	7,310	54,691

SINGAPORE — 3.2%
Fraser and Neave, Ltd.	22,000	105,194
Jardine Matheson Holdings, Ltd.	2,661	125,200
K-Green Trust	800	558
Keppel Corp., Ltd.	14,200	101,847
Neptune Orient Lines, Ltd.	48,750	42,297
Singapore Airlines, Ltd.	4,000	31,342

		406,438

SPAIN — 1.1%
Abertis Infraestructuras SA	3,169	50,765
ACS, Actividades de Construccion y Servicios SA	2,229	66,263
International Consolidated Airlines Group SA (a)	11,277	25,832

		142,860

SWEDEN — 6.8%
Alfa Laval AB	5,020	95,489
Assa Abloy AB (Class B)	2,204	55,491
Atlas Copco AB (Class B)	8,569	163,498
B&B Tools AB	3,224	28,100
Sandvik AB	9,121	112,361
Securitas AB (Class B)	6,826	59,146
Skanska AB (Class B)	2,927	48,675
SKF AB (Class B)	2,828	60,064
Trelleborg AB (Class B)	8,267	72,054
Volvo AB (Class A)	7,374	81,697
Volvo AB (Class B)	7,933	87,138

		863,713

SWITZERLAND — 6.7%
ABB, Ltd. (a)	17,843	337,359
Adecco SA (a)	1,733	72,926
Geberit AG (a)	599	115,944
Kuehne & Nagel International AG	673	75,929
Schindler Holding AG	339	39,660
SGS SA	69	114,742
Wolseley PLC	2,809	93,072

		849,632

UNITED KINGDOM — 10.6%
Aggreko PLC	3,264	102,314
Babcock International Group PLC	5,980	68,354
BAE Systems PLC	29,901	132,484
Capita Group PLC	9,692	94,667
Charter International PLC	3,769	55,352
De La Rue PLC	3,906	54,117
Experian PLC	12,979	176,594
FirstGroup PLC	9,292	48,810
G4S PLC	9,832	41,531
Intertek Group PLC	3,343	105,726
Invensys PLC	8,914	29,230
Rentokil Initial PLC (a)	37,979	36,978
Rolls-Royce Holdings PLC (a)	19,394	224,997
Serco Group PLC	8,423	62,047
Smiths Group PLC	4,926	70,048
The Weir Group PLC	1,473	46,516

		1,349,765

TOTAL COMMON STOCKS —
(Cost $16,080,879)		12,607,232

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.15% (b)(c) (Cost $13,173)	13,173	13,173

TOTAL INVESTMENTS — 98.9%
(Cost $16,094,052)		12,620,405
OTHER ASSETS & LIABILITIES — 1.1%		139,478

NET ASSETS — 100.0%		$12,759,883

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	21.8%
Industrial Conglomerates	11.2
Road & Rail	9.6
Trading Companies & Distributors	9.5
Electrical Equipment	9.2
Commercial Services & Supplies	6.4
Construction & Engineering	6.2
Professional Services	6.0
Aerospace & Defense	5.1
Building Products	4.5
Marine	2.9
Air Freight & Logistics	2.5
Transportation Infrastructure	2.4
Airlines	1.5
Short Term Investments	0.1
Other Assets & Liabilities	1.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 17.5%
Alumina, Ltd.	20,969	$23,970
Amcor, Ltd.	6,487	47,950
BHP Billiton, Ltd.	30,444	1,074,289
BlueScope Steel, Ltd.	28,275	11,740
Boral, Ltd.	19,138	70,633
Fortescue Metals Group, Ltd.	15,467	67,708
Iluka Resources, Ltd.	14,661	232,972
Incitec Pivot, Ltd.	15,298	48,776
Mineral Deposits, Ltd. (a)	1,203	6,265
Newcrest Mining, Ltd.	5,431	164,809
OneSteel, Ltd.	20,683	14,843
Orica, Ltd.	5,272	131,014
OZ Minerals, Ltd.	4,445	45,616
Rio Tinto, Ltd.	4,106	253,831
Sims Metal Management, Ltd.	3,081	39,957

		2,234,373

AUSTRIA — 0.7%
RHI AG	2,195	43,027
Voestalpine AG	1,498	42,140

		85,167

BELGIUM — 1.2%
Tessenderlo Chemie NV	2,303	61,407
Umicore	2,251	93,129

		154,536

CANADA — 20.0%
Agnico-Eagle Mines, Ltd.	1,832	66,659
Agrium, Inc.	1,836	123,295
Alacer Gold Corp. (a)	1,530	15,762
Alamos Gold, Inc.	953	16,425
AuRico Gold, Inc. (a)	823	6,620
Barrick Gold Corp.	9,115	413,118
Centerra Gold, Inc.	1,334	23,582
Detour Gold Corp. (a)	439	10,843
Eldorado Gold Corp.	7,728	106,405
First Quantum Minerals, Ltd.	4,148	81,677
Goldcorp, Inc.	9,586	425,616
HudBay Minerals, Inc.	1,920	19,120
IAMGOLD Corp.	3,215	51,086
Inmet Mining Corp.	687	44,192
Ivanhoe Mines, Ltd. (a)	5,569	98,938
Kinross Gold Corp.	10,327	117,950
Lundin Mining Corp. (a)	13,698	52,061
New Gold, Inc. (a)	2,862	28,894
Osisko Mining Corp. (a)	1,593	15,394
Pan American Silver Corp.	1,889	41,333
Potash Corp. of Saskatchewan, Inc.	8,790	363,513
Quadra FNX Mining, Ltd. (a)	2,423	35,884
SEMAFO, Inc.	3,813	24,715
Sherritt International Corp.	4,498	24,119
Silver Wheaton Corp.	2,196	63,621
Sino-Forest Corp. (a)(b)	3,077	0
Tanzanian Royalty Exploration Corp. (a)	1,530	3,696
Teck Resources, Ltd. (Class B)	5,006	176,543
Thompson Creek Metals Co., Inc. (a)	1,212	8,475
Yamana Gold, Inc.	6,792	100,187

		2,559,723

DENMARK — 1.0%
Novozymes A/S (Class B)	4,331	134,120

FINLAND — 1.4%
Rautaruukki Oyj	1,357	12,534
Stora Enso Oyj	11,777	70,754
UPM-Kymmene Oyj	8,316	91,869

		175,157

FRANCE — 3.4%
Air Liquide SA	2,926	363,088
Eramet	40	4,907
Lafarge SA	1,796	63,323

		431,318

GERMANY — 8.8%
BASF SE	7,678	537,132
HeidelbergCement AG	625	26,604
K+S AG	1,803	81,732
Lanxess AG	2,037	105,773
Linde AG	1,520	226,818
Salzgitter AG	690	34,602
ThyssenKrupp AG	4,792	110,263

		1,122,924

HONG KONG — 0.4%
AMVIG Holdings, Ltd.	16,000	8,488
China Grand Forestry Green Resources Group, Ltd. (a)	15,400	1,447
China Mining Resources Group, Ltd. (a)(b)	170,000	1,237
China Rare Earth Holdings, Ltd. (a)	102,000	20,225
Fushan International Energy Group, Ltd.	54,600	18,489
Sino Union Energy Investment Group, Ltd. (a)	90,000	6,142

		56,028

IRELAND — 1.0%
CRH PLC	6,728	134,153

ISRAEL — 0.3%
Israel Chemicals, Ltd.	3,652	37,726

ITALY — 0.2%
Buzzi Unicem SpA (a)	3,648	32,013

JAPAN — 13.7%
Asahi Kasei Corp.	21,833	131,668
Denki Kagaku Kogyo Kabushiki Kaisha	13,855	51,321
JFE Holdings, Inc.	5,856	106,099
JSR Corp.	4,273	78,862
Kobe Steel, Ltd.	46,641	72,138
Mitsubishi Chemical Holdings Corp.	15,402	84,877
Mitsubishi Materials Corp.	21,866	59,397
Mitsui Chemicals, Inc.	17,876	54,599
Mitsui Mining & Smelting Co., Ltd.	17,809	46,062
Nippon Steel Corp.	63,506	158,476
Nitto Denko Corp.	2,876	102,944
Shin-Etsu Chemical Co., Ltd.	4,067	200,337
Sumitomo Chemical Co., Ltd.	19,838	72,452
Sumitomo Metal Industries, Ltd.	44,663	81,269
Sumitomo Metal Mining Co., Ltd.	6,927	89,041
Taiheiyo Cement Corp.	38,744	74,024
Teijin, Ltd.	25,805	79,488
Toray Industries, Inc.	19,838	142,068

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Ube Industries, Ltd.	21,866	$59,965

		1,745,087

LUXEMBOURG — 1.5%
APERAM	565	7,994
ArcelorMittal	7,915	145,184
Ternium SA ADR	1,930	35,493

		188,671

NETHERLANDS — 2.1%
Akzo Nobel NV	2,989	144,963
Koninklijke DSM NV	2,664	123,979

		268,942

NORWAY — 0.9%
Norsk Hydro ASA	5,909	27,466
Yara International ASA	2,044	82,199

		109,665

PORTUGAL — 0.3%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA (a)	5,825	40,606

SOUTH KOREA — 2.3%
POSCO ADR	3,518	288,828

SPAIN — 0.1%
Cementos Portland Valderrivas SA (a)	1,518	13,420

SWEDEN — 1.5%
Boliden AB	5,194	76,145
SSAB AB (Series A)	4,108	36,344
Svenska Cellulosa AB (Class B)	5,147	76,582

		189,071

SWITZERLAND — 6.3%
Givaudan SA (a)	130	124,425
Holcim, Ltd. (a)	2,288	122,952
Syngenta AG (a)	1,078	317,025
Xstrata PLC	15,972	242,760

		807,162

UNITED KINGDOM — 15.2%
Anglo American PLC	12,276	453,869
Antofagasta PLC	6,149	116,107
BHP Billiton PLC	20,274	591,560
Lonmin PLC	2,431	37,024
Randgold Resources, Ltd.	1,321	135,188
Rio Tinto PLC	12,193	592,161
Vedanta Resources PLC	1,293	20,396

		1,946,305

TOTAL COMMON STOCKS —
(Cost $17,531,790)		12,754,995

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.15% (c)(d) (Cost $8,486)	8,486	8,486

TOTAL INVESTMENTS — 99.9%
(Cost $17,540,276)		12,763,481
OTHER ASSETS & LIABILITIES — 0.1%		11,261

NET ASSETS — 100.0%		$12,774,742

(a)	Non-income producing security.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	60.0%
Chemicals	32.6
Construction Materials	4.5
Paper & Forest Products	2.2
Containers & Packaging	0.5
Short Term Investments	0.1
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Mining Resources Group, Ltd., which was Level 3 and part of the Diversified Metals & Mining Industry, representing 0.01% of net assets and Sino-Forest Corp., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 1.0%
Computershare, Ltd.	10,478	$86,044
Iress Market Technology, Ltd.	5,216	37,058

		123,102

BELGIUM — 0.5%
Barco NV	1,169	58,820

CANADA — 2.7%
CGI Group, Inc. (Class A) (a)	6,162	116,190
MacDonald, Dettwiler & Associates, Ltd.	820	37,922
Open Text Corp. (a)	1,355	69,503
Research In Motion, Ltd. (a)	8,039	116,845

		340,460

DENMARK — 0.4%
SimCorp A/S	302	46,260

FINLAND — 3.1%
F-Secure Oyj	13,590	35,460
Nokia Oyj	62,982	308,399
Tieto Oyj	3,000	42,839

		386,698

FRANCE — 2.9%
Alcatel-Lucent (a)	51,408	80,549
Atos Origin SA	1,095	48,202
Cap Gemini SA	2,698	84,566
Dassault Systemes SA	849	68,255
Groupe Steria SCA	812	13,867
Neopost SA	718	48,524
UbiSoft Entertainment SA (a)	2,722	18,272

		362,235

GERMANY — 9.2%
Aixtron AG	2,448	31,302
Dialog Semiconductor PLC (a)	1,039	16,968
Infineon Technologies AG	19,822	149,657
SAP AG	14,933	791,888
Software AG	955	35,401
United Internet AG	4,464	79,970
Wincor Nixdorf AG	998	44,735

		1,149,921

HONG KONG — 1.2%
ASM Pacific Technology, Ltd.	7,449	83,586
GCL Poly Energy Holdings, Ltd.	98,000	27,381
VTech Holdings, Ltd.	4,171	41,782

		152,749

ISRAEL — 0.6%
Ituran Location and Control Ltd.	2,804	38,367
NICE Systems, Ltd. (a)	1,140	38,638

		77,005

JAPAN — 41.3%
Advantest Corp.	3,078	29,324
Alps Electric Co., Ltd.	5,463	37,561
Brother Industries, Ltd.	5,263	64,642
Canon, Inc.	20,173	894,072
Citizen Holdings Co., Ltd.	6,555	38,083
Dainippon Screen Manufacturing Co., Ltd.	7,937	66,950
DeNA Co., Ltd.	2,700	81,028
Elpida Memory, Inc. (a)	3,776	17,570
FUJIFILM Holdings Corp.	7,548	178,841
Fujitsu, Ltd.	30,784	160,042
Gree, Inc.	2,600	89,618
Hirose Electric Co., Ltd.	694	60,885
Hitachi High-Technologies Corp.	2,384	51,745
Hitachi, Ltd.	69,549	365,191
Horiba, Ltd.	1,986	59,885
Hoya Corp.	7,055	152,030
Ibiden Co., Ltd.	2,879	56,951
IT Holdings Corp.	2,879	34,612
Japan Digital Laboratory Co., Ltd.	2,783	27,490
Keyence Corp.	694	167,412
Konami Corp.	2,185	65,459
Konica Minolta Holdings, Inc.	8,933	66,643
Kyocera Corp.	2,384	191,798
Mitsumi Electric Co., Ltd.	2,879	21,441
Murata Manufacturing Co., Ltd.	3,079	158,272
NEC Corp. (a)	69,710	141,341
Nintendo Co., Ltd.	1,788	246,332
Nippon Electric Glass Co., Ltd.	8,933	88,471
Nomura Research Institute, Ltd.	2,879	65,109
NTT Data Corp.	29	92,646
Obic Co., Ltd.	358	68,538
Oki Electric Industry Co., Ltd. (a)	32,776	29,394
Omron Corp.	3,972	79,863
Ricoh Co., Ltd.	8,933	77,905
Rohm Co., Ltd.	1,986	92,666
SCSK Corp.	2,900	46,285
Seiko Epson Corp.	2,879	38,279
SRA Holdings	8,100	83,169
Sumco Corp. (a)	3,078	22,763
Taiyo Yuden Co., Ltd.	2,384	17,786
TDK Corp.	2,185	96,840
Tokyo Electron, Ltd.	2,879	146,494
Toshiba Corp.	59,580	243,926
Trend Micro, Inc.	1,987	59,424
Yahoo! Japan Corp.	330	106,326
Yamatake Corp.	2,386	51,913
Yaskawa Electric Corp.	8,933	76,048
Yokogawa Electric Corp. (a)	7,249	65,480

		5,174,543

NETHERLANDS — 3.9%
ASM International NV	1,732	51,173
ASML Holding NV	7,254	305,810
Gemalto NV	2,081	101,520
VistaPrint NV (a)	1,031	31,549

		490,052

SINGAPORE — 1.1%
Flextronics International, Ltd. (a)	15,455	87,475
Venture Corp., Ltd.	10,925	52,239

		139,714

SOUTH KOREA — 19.4%
LG Display Co., Ltd. ADR (b)	9,981	105,100
Samsung Electronics Co., Ltd. GDR	5,030	2,317,321

		2,422,421

SPAIN — 1.0%
Amadeus IT Holding SA	6,086	99,033

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

Security Description	Shares	Value

Indra Sistemas SA	2,558	$32,666

		131,699

SWEDEN — 4.6%
Hexagon AB (Class B)	3,221	48,348
Telefonaktiebolaget LM Ericsson (Class B)	51,438	528,239

		576,587

SWITZERLAND — 1.2%
Logitech International SA (a)	3,355	26,317
STMicroelectronics NV	15,260	91,323
Temenos Group AG (a)	1,662	27,371

		145,011

UNITED KINGDOM — 5.7%
ARM Holdings PLC	30,093	276,864
Aveva Group PLC	2,010	44,669
Diploma PLC	15,024	79,316
Imagination Technologies Group PLC (a)	3,139	26,782
Logica PLC	38,094	36,527
Misys PLC (a)	15,785	56,987
Spectris PLC	3,919	78,507
The Sage Group PLC	25,606	117,075

		716,727

TOTAL COMMON STOCKS —
(Cost $14,952,651)		12,494,004

SHORT TERM INVESTMENTS — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	54,890	54,890
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $54,990)		54,990

TOTAL INVESTMENTS — 100.3%
(Cost $15,007,641)		12,548,994
OTHER ASSETS & LIABILITIES — (0.3)%		(32,590)

NET ASSETS — 100.0%		$12,516,404

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2011.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	29.7%
Electronic Equipment, Instruments & Components	20.3
Software	14.3
Office Electronics	9.2
Communications Equipment	8.8
IT Services	7.2
Computers & Peripherals	6.5
Internet Software & Services	3.8
Short Term Investments	0.5
Other Assets & Liabilities	(0.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AUSTRALIA — 1.6%
Telstra Corp., Ltd.	68,032	$232,256

AUSTRIA — 0.6%
Telekom Austria AG	7,403	88,779

BELGIUM — 1.5%
Belgacom SA	3,668	115,422
Mobistar SA	870	45,729
Telenet Group Holding NV (a)	1,407	53,863

		215,014

CANADA — 6.8%
BCE, Inc.	5,955	248,145
Bell Aliant, Inc.	3,182	89,343
Rogers Communications, Inc. (Class B)	10,053	387,141
TELUS Corp. (b)	3,431	183,730
TELUS Corp. (b)	1,785	101,043

		1,009,402

FINLAND — 0.7%
Elisa Oyj	4,754	99,545

FRANCE — 8.9%
France Telecom SA	40,642	640,235
Iliad SA	579	71,668
Vivendi SA	27,344	600,603

		1,312,506

GERMANY — 5.6%
Deutsche Telekom AG	68,690	790,492
Freenet AG	2,468	32,038

		822,530

HONG KONG — 0.2%
PCCW, Ltd.	80,000	27,502

ISRAEL — 0.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	43,073	78,649
Cellcom Israel, Ltd.	1,178	19,634
Partner Communications Co., Ltd.	1,978	17,412

		115,695

ITALY — 2.7%
Telecom Italia SpA (b)	248,038	267,574
Telecom Italia SpA (b)	140,677	126,373

		393,947

JAPAN — 14.9%
KDDI Corp.	64	411,749
Nippon Telegraph & Telephone Corp.	11,300	577,924
NTT DoCoMo, Inc.	324	595,867
Softbank Corp.	20,700	609,916

		2,195,456

LUXEMBOURG — 1.4%
COLT Telecom Group SA (a)	24,016	34,020
Millicom International Cellular SA	1,786	179,635

		213,655

NETHERLANDS — 2.8%
Koninklijke (Royal) KPN NV	34,492	413,952

NEW ZEALAND — 0.4%
Chorus, Ltd. (a)	6,767	16,470
Telecom Corporation of New Zealand, Ltd.	31,371	50,658

		67,128

NORWAY — 2.0%
Telenor ASA	18,158	298,478

PORTUGAL — 0.9%
Portugal Telecom SGPS SA	22,826	131,861

SINGAPORE — 3.1%
Singapore Telecommunications, Ltd.	169,539	404,022
StarHub, Ltd.	24,000	53,862

		457,884

SOUTH KOREA — 2.0%
KT Corp. ADR	8,439	131,986
SK Telecom Co., Ltd. ADR	11,583	157,645

		289,631

SPAIN — 10.9%
Telefonica SA	92,485	1,606,995

SWEDEN — 3.5%
Tele2 AB (Class B)	8,544	166,884
TeliaSonera AB	52,367	357,272

		524,156

SWITZERLAND — 1.4%
Swisscom AG	553	210,472

UNITED KINGDOM — 25.9%
BT Group PLC	181,470	538,381
Cable & Wireless Communications PLC	69,464	41,238
Cable & Wireless Worldwide PLC	69,464	17,543
Inmarsat PLC	13,282	83,536
Jazztel PLC (a)	5,518	26,769
TalkTalk Telecom Group PLC	11,627	24,448
Vodafone Group PLC	1,114,641	3,099,021

		3,830,936

TOTAL COMMON STOCKS —
(Cost $16,410,409)		14,557,780

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund 0.15% (d)(e) (Cost $100)	100	100

TOTAL INVESTMENTS — 98.6%
(Cost $16,410,509)		14,557,880
OTHER ASSETS & LIABILITIES — 1.4%		206,236

NET ASSETS — 100.0%		$14,764,116

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	60.5%
Wireless Telecommunication Services	38.1
Short Term Investments	0.0 ***
Other Assets & Liabilities	1.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 3.3%
AGL Energy, Ltd.	13,396	$196,802
APA Group (a)	25,685	118,232
Envestra, Ltd.	95,525	70,022

		385,056

AUSTRIA — 0.5%
Verbund AG	2,210	59,487

CANADA — 4.4%
ATCO, Ltd. (Class I)	1,318	77,973
Canadian Utilities, Ltd. (Class A)	615	37,169
Emera, Inc.	2,357	76,480
Fortis, Inc.	5,685	186,308
TransAlta Corp.	6,421	132,550

		510,480

FINLAND — 1.9%
Fortum Oyj	10,452	223,741

FRANCE — 10.5%
EDF SA	6,312	154,046
GDF Suez	32,022	877,945
Sechilienne-Sidec SA	1,096	15,572
Suez Environnement Co.	5,321	61,483
Veolia Environnement	9,528	104,751

		1,213,797

GERMANY — 11.6%
E.ON AG	44,207	956,647
RWE AG	11,039	389,067

		1,345,714

HONG KONG — 7.4%
CLP Holdings, Ltd.	41,500	352,931
Hong Kong & China Gas Co., Ltd.	129,910	301,081
Hongkong Electric Holdings, Ltd.	28,000	207,118

		861,130

ITALY — 9.4%
A2A SpA	47,708	44,994
Enel Green Power SpA	32,539	68,176
Enel SpA	152,447	622,195
Hera SpA	25,950	37,157
Snam Rete Gas SpA	39,769	175,838
Terna Rete Elettrica Nationale SpA	40,073	135,462

		1,083,822

JAPAN — 16.0%
Chubu Electric Power Co., Inc.	15,188	283,665
Electric Power Development Co., Ltd.	4,100	109,081
Hokkaido Electric Power Co., Inc.	3,900	55,555
Hokuriku Electric Power Co.	5,394	100,743
Kyushu Electric Power Co., Inc.	11,092	158,869
Osaka Gas Co., Ltd.	55,958	221,097
Shikoku Electric Power Co., Inc.	2,800	80,281
The Chugoku Electric Power Co., Inc.	6,987	122,504
The Kansai Electric Power Co., Inc.	17,998	276,263
The Tokyo Electric Power Co., Inc. (b)	29,099	69,211
Tohoku Electric Power Co., Inc.	12,372	118,832
Tokyo Gas Co., Ltd.	54,958	252,861

		1,848,962

NEW ZEALAND — 0.5%
Vector, Ltd.	27,056	52,133

PORTUGAL — 1.3%
EDP — Energias de Portugal SA	49,150	152,555

SOUTH KOREA — 1.1%
Korea Electric Power Corp. ADR (b)	11,705	128,521

SPAIN — 9.8%
Acciona SA	726	62,890
EDP Renovaveis SA (b)	8,086	49,629
Enagas	7,148	132,599
Gas Natural SDG SA	9,397	161,816
Iberdrola SA	93,947	590,151
Red Electrica Corporacion SA	3,203	137,484

		1,134,569

UNITED KINGDOM — 22.1%
Centrica PLC	124,838	561,273
Drax Group PLC	9,384	79,481
International Power PLC	37,850	198,350
National Grid PLC	84,386	819,652
Pennon Group PLC	10,811	119,962
Scottish & Southern Energy PLC	22,675	454,939
Severn Trent PLC	6,792	157,910
United Utilities Group PLC	17,122	161,252

		2,552,819

TOTAL COMMON STOCKS —
(Cost $15,235,579)		11,552,786

SHORT TERM INVESTMENTS — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	61,642	61,642
State Street Institutional Liquid Reserves Fund 0.15% (d)(e)	254	254

TOTAL SHORT TERM INVESTMENTS —
(Cost $61,896)		61,896

TOTAL INVESTMENTS — 100.3%
(Cost $15,297,475)		11,614,682
OTHER ASSETS & LIABILITIES — (0.3)%		(35,737)

NET ASSETS — 100.0%		$11,578,945

(a)	A portion of the security was on loan at December 31, 2011.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2011*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	49.8%
Multi-Utilities	28.2
Gas Utilities	12.4
Independent Power Producers & Energy Traders	5.6
Water Utilities	3.8
Short Term Investments	0.5
Other Assets & Liabilities	(0.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2011 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments. The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2011:

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$28,161,790	$—		$—		$28,161,790
SPDR EURO STOXX 50 ETF	138,749,514	—		—		138,749,514
SPDR S&P Emerging Asia Pacific ETF	496,410,318	12,754		—		496,423,072
SPDR S&P Russia ETF	36,033,514	—		—		36,033,514
SPDR S&P China ETF	721,577,180	177,776		—		721,754,956
SPDR S&P Emerging Markets ETF	147,691,325	55,738		—		147,747,063
SPDR S&P Emerging Markets Dividend ETF	167,472,168	—		—		167,472,168
SPDR S&P BRIC 40 ETF	372,712,110	—		—		372,712,110
SPDR S&P Emerging Europe ETF	87,499,488	—		—		87,499,488
SPDR S&P Emerging Latin America ETF	129,264,216	—		—		129,264,216
SPDR S&P Emerging Middle East & Africa ETF	99,804,958	—		—		99,804,958
SPDR S&P World ex-US ETF	150,607,449	17,225		—	**	150,624,674
SPDR S&P International Small Cap ETF	733,057,779	409,346		151,053		733,618,178
SPDR Dow Jones International Real Estate ETF	2,082,292,500	—	*	—		2,082,292,500
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	39,807,053	—		—		39,807,053
SPDR S&P Global Natural Resources ETF	189,878,027	21,554		—	**	189,899,581
SPDR MSCI ACWI ex-US ETF	569,551,636	—		—		569,551,636
SPDR Russell/Nomura PRIME Japan ETF	16,482,035	—		—		16,482,035
SPDR Russell/Nomura Small Cap Japan ETF	99,841,207	—	*	—		99,841,207
SPDR S&P International Dividend ETF	673,264,596	—		—		673,264,596
SPDR S&P International Mid Cap ETF	40,269,437	—	*	—	**	40,269,437
SPDR S&P Emerging Markets Small Cap ETF	765,783,296	681,387		—	**	766,464,683
SPDR Dow Jones Global Real Estate ETF	343,239,955	—	*	—		343,239,955
SPDR S&P International Consumer Discretionary Sector ETF	4,899,140	—		—		4,899,140
SPDR S&P International Consumer Staples Sector ETF	15,656,225	3		—		15,656,228
SPDR S&P International Energy Sector ETF	10,150,638	—		—		10,150,638
SPDR S&P International Financial Sector ETF	4,512,137	—		—		4,512,137
SPDR S&P International Health Care Sector ETF	15,262,734	—		—		15,262,734
SPDR S&P International Industrial Sector ETF	12,620,405	—		—		12,620,405
SPDR S&P International Materials Sector ETF	12,762,244	—		1,237		12,763,481
SPDR S&P International Technology Sector ETF	12,548,994	—		—		12,548,994
SPDR S&P International Telecommunications Sector ETF	14,557,880	—		—		14,557,880
SPDR S&P International Utilities Sector ETF	11,614,682	—		—		11,614,682

*	Fund held Level 2 securities that were valued at $0 at December 31, 2011.
**	Fund held Level 3 securities that were valued at $0 at December 31, 2011.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund — Other Financial Instruments	Prices	Inputs		Inputs	Total

SPDR S&P Emerging Markets ETF	$—	$6,695	*	$—	$6,695

*	Other Financial Instruments are derviative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the period ended December 31, 2011.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at December 31, 2011:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF	Futures Contract	$—	$—	$—	$6,695	$—	$—	$6,695

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2011 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	9/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$3,457	$231,066	231,066	$221,127	221,127	$13,396	$4,435	$—
SPDR EURO STOXX 50 ETF	1,944	1,006,897	1,006,897	996,510	996,510	12,331	29,800	—
SPDR S&P Emerging Asia Pacific ETF	1,650,870	20,483,512	20,483,512	22,134,282	22,134,282	100	71,451	—
SPDR S&P Russia ETF	462,494	943,432	943,432	1,368,352	1,368,352	37,574	9,102	—
SPDR S&P China ETF	887,638	3,569,723	3,569,723	4,261,005	4,261,005	196,356	342,064	—
SPDR S&P Emerging Markets ETF	1,723,265	6,385,921	6,385,921	7,483,043	7,483,043	626,143	28,060	—
SPDR S&P Emerging Markets Dividend ETF	100	1,470,014	1,470,014	1,470,014	1,470,014	100	8,233	—
SPDR S&P BRIC 40 ETF	365,852	14,785,252	14,785,252	11,877,041	11,877,041	3,274,063	136,608	—
SPDR S&P Emerging Europe ETF	100	2,943,712	2,943,712	2,943,712	2,943,712	100	81,764	—
SPDR S&P Emerging Latin America ETF	8,374	3,611,425	3,611,425	3,472,816	3,472,816	146,983	21,052	—
SPDR S&P Emerging Middle East & Africa ETF	153,489	3,272,002	3,272,002	3,328,237	3,328,237	97,254	4,986	—
SPDR S&P World ex-US ETF	149,788	1,869,064	1,869,064	1,967,760	1,967,760	51,092	19,135	—
SPDR S&P International Small Cap ETF	887,157	19,339,379	19,339,379	20,209,298	20,209,298	17,238	189,597	—
SPDR Dow Jones International Real Estate ETF	1,906,808	29,960,550	29,960,550	31,486,049	31,486,049	381,309	148,602	—

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	9/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF	$24,077	$1,014,538	1,014,538	$937,402	937,402	$101,213	$8,381	$—
SPDR S&P Global Natural Resources ETF	543,009	1,976,642	1,976,642	2,436,047	2,436,047	83,604	16,159	—
SPDR MSCI ACWI ex-US ETF	210,664	7,475,801	7,475,801	7,145,015	7,145,015	541,450	54,556	—
SPDR Russell/Nomura PRIME Japan ETF	6,856	179,009	179,009	166,128	166,128	19,737	1,632	—
SPDR Russell/Nomura Small Cap Japan ETF	78,887	907,559	907,559	978,192	978,192	8,254	16,014	—
SPDR S&P International Dividend ETF	100	5,693,654	5,693,654	5,625,107	5,625,107	68,647	299,950	—
SPDR S&P International Mid Cap ETF	3,271	1,966,588	1,966,588	1,969,587	1,969,587	272	7,243	—
SPDR S&P Emerging Markets Small Cap ETF	17,023,636	70,599,187	70,599,187	87,622,723	87,622,723	100	281,431	—
SPDR Dow Jones Global Real Estate ETF	470,118	3,408,501	3,408,501	3,427,344	3,427,344	451,275	21,473	—
SPDR S&P International Consumer Discretionary Sector ETF	2,672	269,705	269,705	268,539	268,539	3,838	—	—
SPDR S&P International Consumer Staples Sector ETF	7,154	181,214	181,214	9,884	9,884	178,484	—	—
SPDR S&P International Energy Sector ETF	12,423	119,709	119,709	116,516	116,516	15,616	—	—
SPDR S&P International Financial Sector ETF	1,355	107,422	107,422	107,828	107,828	949	58	—
SPDR S&P International Health Care Sector ETF	56,731	70,482	70,482	113,219	113,219	13,994	3	—
SPDR S&P International Industrial Sector ETF	11,314	454,251	454,251	452,392	452,392	13,173	—	—
SPDR S&P International Materials Sector ETF	2,366	244,148	244,148	238,028	238,028	8,486	—	—
SPDR S&P International Technology Sector ETF	4,203	176,045	176,045	180,148	180,148	100	311	—
SPDR S&P International Telecommunications Sector ETF	100	11,719	11,719	11,719	11,719	100	—	—
SPDR S&P International Utilities Sector ETF	9,298	129,376	129,376	138,420	138,420	254	197	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	9/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$235,551	$2,925,211	2,925,211	$3,160,762	3,160,762	$—	$11	$—
SPDR EURO STOXX 50 ETF	1,763,778	14,738,571	14,738,571	15,868,331	15,868,331	634,018	44	—
SPDR S&P Emerging Asia Pacific ETF	39,643,667	61,432,040	61,432,040	55,863,126	55,863,126	45,212,581	455	—
SPDR S&P Russia ETF	1,946,540	8,231,213	8,231,213	9,356,961	9,356,961	820,792	130	—
SPDR S&P China ETF	127,819,868	144,103,480	144,103,480	134,383,508	134,383,508	137,539,840	219	—
SPDR S&P Emerging Markets ETF	13,503,128	17,999,586	17,999,586	19,543,416	19,543,416	11,959,298	383	—
SPDR S&P Emerging Markets Dividend ETF	2,355,737	12,784,877	12,784,877	7,834,192	7,834,192	7,306,422	37	—
SPDR S&P BRIC 40 ETF	58,945,702	59,224,392	59,224,392	90,069,962	90,069,962	28,100,132	493	—
SPDR S&P Emerging Europe ETF	2,806,395	12,589,122	12,589,122	13,999,247	13,999,247	1,396,270	67	—
SPDR S&P Emerging Latin America ETF	16,548,616	34,592,331	34,592,331	38,663,870	38,663,870	12,477,077	143	—
SPDR S&P Emerging Middle East & Africa ETF	6,142,225	5,557,089	5,557,089	6,593,329	6,593,329	5,105,985	80	—
SPDR S&P World ex-US ETF	13,616,714	10,742,939	10,742,939	13,407,665	13,407,665	10,951,988	69	—
SPDR S&P International Small Cap ETF	90,541,104	35,402,453	35,402,453	47,588,745	47,588,745	78,354,812	533	—
SPDR Dow Jones International Real Estate ETF	143,622,533	125,654,850	125,654,850	184,948,446	184,948,446	84,328,937	1,022	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	5,703,625	12,609,325	12,609,325	14,052,640	14,052,640	4,260,310	38	—
SPDR S&P Global Natural Resources ETF	22,020,663	58,541,088	58,541,088	61,445,008	61,445,008	19,116,743	139	—
SPDR MSCI ACWI ex-US ETF	46,062,418	41,285,409	41,285,409	44,006,329	44,006,329	43,341,498	248	—
SPDR Russell/Nomura PRIME Japan ETF	4,380,135	2,186,503	2,186,503	4,183,367	4,183,367	2,383,271	8	—
SPDR Russell/Nomura Small Cap Japan ETF	25,131,842	9,094,989	9,094,989	20,991,429	20,991,429	13,235,402	34	—
SPDR S&P International Dividend ETF	62,234,614	69,573,633	69,573,633	67,722,779	67,722,779	64,085,468	249	—
SPDR S&P International Mid Cap ETF	5,911,913	3,413,592	3,413,592	4,093,815	4,093,815	5,231,690	82	—

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	9/30/11	Cost	Shares	Proceeds	Shares	12/31/11	Income	Gain/(Loss)

SPDR S&P Emerging Markets Small Cap ETF	$43,303,701	$24,815,057	24,815,057	$37,989,983	37,989,983	$30,128,775	$3,507	$—
SPDR Dow Jones Global Real Estate ETF	29,583,281	36,510,720	36,510,720	48,916,385	48,916,385	17,177,616	187	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—	—	—	—	—	5	—
SPDR S&P International Consumer Staples Sector ETF	—	—	—	—	—	—	2	—
SPDR S&P International Energy Sector ETF	—	—	—	—	—	—	2	—
SPDR S&P International Financial Sector ETF	—	303,031	303,031	303,031	303,031	—	2	—
SPDR S&P International Health Care Sector ETF	58,553	251	251	58,804	58,804	—	12	—
SPDR S&P International Industrial Sector ETF	—	—	—	—	—	—	30	—
SPDR S&P International Materials Sector ETF	—	—	—	—	—	—	8	—
SPDR S&P International Technology Sector ETF	21,668	209,010	209,010	175,788	175,788	54,890	19	—
SPDR S&P International Telecommunications Sector ETF	—	—	—	—	—	—	1	—
SPDR S&P International Utilities Sector ETF	—	160,350	160,350	98,708	98,708	61,642	4	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2011 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$40,839,165	$1,317,142	$13,994,517	$(12,677,375)
SPDR EURO STOXX 50 ETF	229,597,608	1,696,204	92,544,298	(90,848,094)
SPDR S&P Emerging Asia Pacific ETF	524,534,229	53,666,864	81,778,021	(28,111,157)
SPDR S&P Russia ETF	48,393,573	53,406	12,413,465	(12,360,059)
SPDR S&P China ETF	808,523,174	44,943,482	131,711,700	(86,768,218)
SPDR S&P Emerging Markets ETF	164,620,009	13,503,627	30,376,573	(16,872,946)
SPDR S&P Emerging Markets Dividend ETF	171,458,477	3,099,751	7,086,060	(3,986,309)
SPDR S&P BRIC 40 ETF	408,960,741	26,379,367	62,627,998	(36,248,631)
SPDR S&P Emerging Europe ETF	128,257,858	3,471,019	44,229,389	(40,758,370)
SPDR S&P Emerging Latin America ETF	151,329,037	12,957,644	35,022,465	(22,064,821)
SPDR S&P Emerging Middle East & Africa ETF	113,449,901	5,631,682	19,276,625	(13,644,943)
SPDR S&P World ex-US ETF	153,273,763	15,061,331	17,710,420	(2,649,089)
SPDR S&P International Small Cap ETF	868,472,018	42,061,441	176,915,281	(134,853,840)
SPDR Dow Jones International Real Estate ETF	2,374,475,195	55,692,877	347,875,572	(292,182,695)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	55,214,203	2,868,893	18,276,043	(15,407,150)
SPDR S&P Global Natural Resources ETF	220,971,842	2,376,855	33,449,116	(31,072,261)
SPDR MSCI ACWI ex-US ETF	644,384,537	26,436,891	101,269,792	(74,832,901)
SPDR Russell/Nomura PRIME Japan ETF	20,043,556	532,404	4,093,925	(3,561,521)
SPDR Russell/Nomura Small Cap Japan ETF	118,954,755	2,343,365	21,456,913	(19,113,548)
SPDR S&P International Dividend ETF	765,204,373	9,821,943	101,761,720	(91,939,777)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2011 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P International Mid Cap ETF	$42,655,579	$2,321,072	$4,707,214	$(2,386,142)
SPDR S&P Emerging Markets Small Cap ETF	996,496,070	20,201,911	250,233,298	(230,031,387)
SPDR Dow Jones Global Real Estate ETF	329,376,721	30,799,019	16,935,785	13,863,234
SPDR S&P International Consumer Discretionary Sector ETF	5,840,458	308,153	1,249,471	(941,318)
SPDR S&P International Consumer Staples Sector ETF	16,246,972	439,259	1,030,003	(590,744)
SPDR S&P International Energy Sector ETF	11,539,227	502,345	1,890,934	(1,388,589)
SPDR S&P International Financial Sector ETF	6,722,769	5,485	2,216,117	(2,210,632)
SPDR S&P International Health Care Sector ETF	15,648,258	525,560	911,084	(385,524)
SPDR S&P International Industrial Sector ETF	16,094,052	126,055	3,599,702	(3,473,647)
SPDR S&P International Materials Sector ETF	17,540,276	177,127	4,953,922	(4,776,795)
SPDR S&P International Technology Sector ETF	15,007,641	1,091,685	3,550,332	(2,458,647)
SPDR S&P International Telecommunications Sector ETF	16,410,509	209,493	2,062,122	(1,852,629)
SPDR S&P International Utilities Sector ETF	15,297,475	174,165	3,856,958	(3,682,793)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Index Shares Funds

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date:	February 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date:	February 17, 2012